UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 31, 2016 – June 30, 2016
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2016

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	4.52%
Admiral™ Shares	4.59
Institutional Shares	4.59
Balanced Composite Index	4.61
Mixed-Asset Target Allocation Growth Funds Average	2.37

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$29.22	$30.26	$0.274	$0.000
Admiral Shares	29.22	30.26	0.294	0.000
Institutional Shares	29.22	30.26	0.295	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame several hurdles en route to gains over the six months ended June 30, 2016. Generally speaking, value stocks outperformed growth stocks and small-capitalization stocks bested larger-caps. U.S. bonds produced impressive results. Lower-rated investment-grade bonds did better than their higher-rated counterparts, and longer-term bonds surpassed those with shorter maturities.

Investor Shares of Vanguard Balanced Index Fund returned 4.52%. The fund tightly tracked the performance of its target benchmark, the Balanced Composite Index, and significantly outpaced the average return of its peers.

The fund’s stock portion accounts for about 60% of the portfolio’s assets. It tracks the performance of the entire U.S. stock market as represented by the CRSP US Total Market Index, which returned 3.66%. The fund’s bond portion makes up most of the rest of the portfolio. It tracks the broad U.S. taxable bond market as represented by the Barclays U.S. Aggregate Float Adjusted Index, which returned 5.52%.

As of June 30, the fund’s 30-day SEC yield for Investor Shares was 1.85%, down from 1.96% on December 31, 2015. Yields for the other share classes were somewhat higher, a result of their lower costs.

2

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply then rose after the momentous decision by United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular suffered as the lead-up to the Brexit referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid questionable global economic growth, low inflation, and stock market volatility. Exceptionally low or negative

Market Barometer

	Total Returns
	Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year U.S. Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it by a quarter of a percentage point in December. During the period, the 0.25%–0.5% rate remained historically low and continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Utilities and telecommunications produced impressive results

The equity portion of the Balanced Index Fund reflects the returns of the broad U.S. equity market. It offers wide exposure to growth and value stocks; large-, mid-, and small-capitalization stocks; and all ten industry sectors.

For the most recent six months, seven of the index’s ten market sectors produced positive results. Three of them—oil and gas, telecommunications, and utilities—posted double-digit returns.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.22%	0.08%	0.07%	0.90%

The fund expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.21% for Investor Shares, 0.08% for Admiral Shares, and 0.07%
for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

Utilities and telecommunications, two of the fund’s smallest-weighted sectors, topped the field with returns of about 24% each. Firms in both industries deliver stable and steady dividend yields. These tend to be attractive to investors seeking income at a time when bond yields are historically low and stock volatility is high.

Industrial, oil and gas, and consumer goods stocks also significantly boosted the fund’s returns. Gains were evident across most of the industrial sector; conglomerates, building materials, transportation, machinery, and defense firms all made solid contributions. As oil and commodity prices have bounced back over the past few months, so have the energy sector’s integrated oil and gas companies and exploration and production firms. Food, household product, and tobacco companies were among the leaders in consumer goods.

The four largest sector weightings were also the fund’s weakest. Consumer services was essentially flat, while technology, health care, and financials each declined about 1%. Airlines lagged in consumer services, and internet and software companies detracted in technology. Lower long-term interest rates have hurt banks, asset managers, consumer finance companies, and investment firms in the financial sector. Biotechnology companies dragged down the health care sector.

Longer-dated bonds were the top performers

The fixed income portion of your fund provides broad exposure to the U.S. bond market. It invests in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities (short-, intermediate-, and long-term).

The U.S. Treasury yield curve flattened over the six months. For example, the 2-year Treasury yield slid 49 basis points to 0.58%, and the 10-year Treasury yield fell 83 basis points to 1.47%, a level not seen since 2012. That translated into greater price increases for Treasuries further out on the maturity spectrum. Short- and intermediate-term Treasuries saw some price appreciation but returned less than 4% over the period. Long-term Treasuries, however, returned more than 15%; the bulk of that came from a rise in prices.

Government mortgage-backed securities didn’t fare as well. Their return of just under 3% may have been due in part to the fact that there aren’t as many long-dated maturities in this segment. Concerns about prepayment risk may have played a role as well while interest rates were falling.

Investment-grade corporate bonds returned close to 8%. Utilities and industrial bonds were top performers. Many companies in the energy and metals

5

and mining segments were hard hit by the drop in commodity prices after 2014. But demand for their bonds picked up when prices started moving in the other direction in February. The financial sector, on the other hand, returned less than 5%. Bonds issued by banks were particularly out of favor because lower interest rates tend to weigh on profitability.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the markets’ direction or reliably predict where they’ll go in the short term. However, investors can control how they react to such turbulence.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—at these times. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 21, 2016

6

Balanced Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.22%	0.08%	0.07%
30-Day SEC Yield	1.85%	1.96%	1.97%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,131	3,624
Median Market Cap	$53.0B	$51.1B
Price/Earnings Ratio	22.2x	22.1x
Price/Book Ratio	2.7x	2.7x
Return on Equity	16.6%	16.4%
Earnings Growth
Rate	7.2%	7.2%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	51%	—
Short-Term
Reserves	1.4%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	6,605	9,796
Yield to Maturity
(before expenses)	1.9%	1.9%
Average Coupon	3.1%	3.1%
Average Duration	5.8 years	5.8 years
Average Effective
Maturity	8.0 years	8.0 years

Total Fund Volatility Measures

		CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.59
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.3%
Alphabet Inc.	Internet	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.8
Microsoft Corp.	Software	1.7
Johnson & Johnson	Pharmaceuticals	1.5
General Electric Co.	Diversified Industrials	1.3
Amazon.com Inc.	Broadline Retailers	1.3
Berkshire Hathaway Inc. Reinsurance		1.3
AT&T Inc.	Fixed Line
	Telecommunications	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.4%
Top Ten as % of Total Net Assets		9.3%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.21% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional
Shares.

7

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.4%	2.4%
Consumer Goods	10.7	10.7
Consumer Services	13.4	13.4
Financials	18.7	18.6
Health Care	13.5	13.5
Industrials	12.7	12.8
Oil & Gas	6.8	6.8
Technology	15.5	15.5
Telecommunications	2.6	2.6
Utilities	3.7	3.7

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.8%
Finance	8.6
Foreign	5.2
Government Mortgage-Backed	20.4
Industrial	17.4
Treasury/Agency	42.3
Utilities	2.3
Other	1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	62.2%
Aaa	6.0
Aa	4.2
A	12.6
Baa	15.0

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	3.87%	8.48%	2.49%	4.30%	6.79%
Admiral Shares	11/13/2000	4.01	8.63	2.63	4.29	6.92
Institutional Shares	12/1/2000	4.02	8.65	2.66	4.29	6.95

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		410,409	1.5%

Consumer Goods
Procter & Gamble Co.	2,043,202	172,998	0.6%
Coca-Cola Co.	2,992,635	135,656	0.5%
Philip Morris International Inc.	1,189,662	121,012	0.4%
PepsiCo Inc.	1,110,370	117,633	0.4%
Altria Group Inc.	1,508,749	104,043	0.4%
Consumer Goods—Other †		1,147,022	4.1%
		1,798,364	6.4%
Consumer Services
* Amazon.com Inc.	308,097	220,480	0.8%
Home Depot Inc.	956,499	122,135	0.4%
Comcast Corp. Class A	1,859,452	121,218	0.4%
Walt Disney Co.	1,122,101	109,764	0.4%
McDonald’s Corp.	677,422	81,521	0.3%
Wal-Mart Stores Inc.	1,085,774	79,283	0.3%
CVS Health Corp.	825,031	78,988	0.3%
Consumer Services—Other †		1,445,241	5.1%
		2,258,630	8.0%
Financials
* Berkshire Hathaway Inc. Class B	1,362,005	197,205	0.7%
JPMorgan Chase & Co.	2,796,219	173,757	0.6%
Wells Fargo & Co.	3,505,276	165,905	0.6%
Visa Inc. Class A	1,462,986	108,510	0.4%
Bank of America Corp.	7,812,221	103,668	0.4%
Citigroup Inc.	2,229,007	94,488	0.3%
Financials—Other †		2,306,032	8.1%
		3,149,565	11.1%

10

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	2,112,874	256,292	0.9%
Pfizer Inc.	4,668,584	164,381	0.6%
Merck & Co. Inc.	2,129,088	122,657	0.4%
UnitedHealth Group Inc.	729,847	103,054	0.4%
Bristol-Myers Squibb Co.	1,281,501	94,254	0.3%
Medtronic plc	1,076,457	93,404	0.3%
Amgen Inc.	577,023	87,794	0.3%
Gilead Sciences Inc.	1,043,545	87,053	0.3%
AbbVie Inc.	1,241,766	76,878	0.3%
* Allergan plc	303,483	70,132	0.3%
Health Care—Other †		1,124,438	4.0%
		2,280,337	8.1%
Industrials
General Electric Co.	7,112,545	223,903	0.8%
Honeywell International Inc.	579,695	67,430	0.2%
3M Co.	463,968	81,250	0.3%
Industrials—Other †		1,764,498	6.3%
		2,137,081	7.6%
Oil & Gas
Exxon Mobil Corp.	3,182,670	298,344	1.0%
Chevron Corp.	1,443,675	151,340	0.5%
Schlumberger Ltd.	1,055,687	83,484	0.3%
Oil & Gas—Other †		610,754	2.2%
		1,143,922	4.0%
Technology
Apple Inc.	3,997,977	382,207	1.4%
Microsoft Corp.	5,736,226	293,523	1.0%
* Facebook Inc. Class A	1,686,918	192,781	0.7%
* Alphabet Inc. Class A	225,604	158,719	0.6%
* Alphabet Inc. Class C	224,331	155,259	0.5%
Intel Corp.	3,629,367	119,043	0.4%
Cisco Systems Inc.	3,862,805	110,824	0.4%
International Business Machines Corp.	663,520	100,709	0.4%
Oracle Corp.	2,405,827	98,471	0.3%
Technology—Other †		1,001,063	3.5%
		2,612,599	9.2%
Telecommunications
AT&T Inc.	4,717,622	203,848	0.7%
Verizon Communications Inc.	3,127,405	174,634	0.6%
Telecommunications—Other †		67,625	0.3%
		446,107	1.6%

Utilities †		624,990	2.2%
Total Common Stocks (Cost $8,903,596)		16,862,004	59.7%[1]

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.875%	5/31/18	110,561	111,182	0.4%
	United States Treasury Note/Bond	2.750%	11/15/42	73,183	80,570	0.3%
	United States Treasury Note/Bond	1.000%	3/15/19	76,767	77,426	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	66,454	72,196	0.2%
	United States Treasury
	Note/Bond	0.625%–9.125%	1/31/17–5/15/46	3,871,578	4,136,361	14.6%
					4,477,735	15.8%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.750%–6.750%	7/14/17–7/15/32	72,595	75,421	0.3%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	8/28/17–7/15/37	91,321	98,699	0.4%
	Agency Bonds and Notes—Other †				93,221	0.3%
					267,341	1.0%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool		2.000%–10.000%	8/1/16–7/1/46	903,831	967,061	3.4%
[2,3,4] Freddie Mac Gold Pool		2.000%–9.000%	8/1/16–7/1/46	569,050	606,430	2.2%
[3,4]	Ginnie Mae I Pool	3.000%–9.500%	5/15/17–7/1/46	114,735	125,491	0.4%
[3,4]	Ginnie Mae II Pool	3.500%	7/1/46	104,405	110,800	0.4%
[3,4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–7/1/46	452,618	483,361	1.7%
					2,293,143	8.1%
Nonconventional Mortgage-Backed Securities
[2,3,5] Fannie Mae Pool		1.956%–6.004%	11/1/33–12/1/43	18,770	19,687	0.1%
[2,3,5] Freddie Mac Non Gold Pool		1.735%–5.893%	11/1/34–11/1/43	4,710	4,946	0.0%
[3,5]	Ginnie Mae II Pool	1.750%–4.000%	7/20/38–12/20/43	7,486	7,810	0.0%
					32,443	0.1%
Total U.S. Government and Agency Obligations (Cost $6,798,779)					7,070,662	25.0%
[6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $301,237) †					311,898	1.1%
Corporate Bonds
Finance
6	Banking †				682,338	2.4%
6	Brokerage †				26,498	0.1%
6	Finance Companies †				32,479	0.1%
	Insurance †				153,909	0.6%
	Real Estate Investment Trusts †				78,192	0.3%
					973,416	3.5%
Industrial
	Basic Industry †				110,117	0.4%
6	Capital Goods †				162,196	0.6%
6	Communication †				300,203	1.0%
6	Consumer Cyclical †				246,846	0.9%
6	Consumer Noncyclical †				502,226	1.8%
	Energy
	Exxon Mobil Corp.	1.305%–4.114%	3/1/18–3/1/46	14,300	14,856	0.1%
	XTO Energy Inc.	5.500%–6.250%	8/1/17–6/15/18	800	856	0.0%
6	Energy—Other †				291,561	1.0%
6	Other Industrial †				10,596	0.0%
	Technology
	Alphabet Inc.	3.625%	5/19/21	350	386	0.0%

12

Balanced Index Fund

Face	Market	Percentage
Maturity	Amount	Value•	of Net
Coupon	Date	($000)	($000)	Assets
Apple Inc.	1.000%–4.650%	5/3/18–2/23/46	33,875	35,506	0.1%
Microsoft Corp.	1.000%–5.300%	5/1/18–11/3/55	22,774	24,127	0.1%
6	Technology—Other †	179,960	0.6%
6	Transportation †	79,127	0.3%
1,958,563	6.9%
Utilities
6	Electric †	233,227	0.8%
Natural Gas †	17,874	0.1%
Other Utility †	3,212	0.0%
254,313	0.9%
Total Corporate Bonds (Cost $3,018,265)	3,186,292	11.3%
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $569,068) †	590,202	2.1%
Taxable Municipal Bonds (Cost $94,482) †	110,876	0.4%

Shares
Temporary Cash Investments
7U.S. Government and Agency Obligations †	5,197	0.0%
Money Market Fund
[8,9] Vanguard Market Liquidity Fund	0.538%	486,384,264	486,384	1.7%
Total Temporary Cash Investments (Cost $491,581)	491,581	1.7%[1]
[10]Total Investments (Cost $20,177,008)	28,623,515	101.3%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,285
Receivables for Investment Securities Sold	138,449
Receivables for Accrued Income	86,228
Receivables for Capital Shares Issued	22,146
Other Assets	1,592
Total Other Assets	250,700	0.9%
Liabilities
Payables for Investment Securities Purchased	(530,528)
Collateral for Securities on Loan	(33,183)
Payables for Capital Shares Redeemed	(23,175)
Payables to Vanguard	(17,514)
Other Liabilities	(5,574)
Total Liabilities	(609,974)	(2.2%)
Net Assets	28,264,241	100.0%

13

Balanced Index Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	19,918,294
Undistributed Net Investment Income	6,767
Accumulated Net Realized Losses	(108,575)
Unrealized Appreciation (Depreciation)
Investment Securities	8,446,507
Futures Contracts	1,248
Net Assets	28,264,241

Investor Shares—Net Assets
Applicable to 106,421,850 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,220,390
Net Asset Value Per Share—Investor Shares	$30.26

Admiral Shares—Net Assets
Applicable to 565,742,239 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,120,002
Net Asset Value Per Share—Admiral Shares	$30.26

Institutional Shares—Net Assets
Applicable to 261,824,399 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,923,849
Net Asset Value Per Share—Institutional Shares	$30.26

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.9% and 1.5%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2016.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $109,485,000, representing 0.4% of net assets.
7 Securities with a value of $4,097,000 have been segregated as initial margin for open futures contracts.
8 Includes $33,183,000 of collateral received for securities on loan.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 The total value of securities on loan is $31,616,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends[1]	167,296
Interest[2]	132,671
Securities Lending	1,799
Total Income	301,766
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,436
Management and Administrative—Investor Shares	2,701
Management and Administrative—Admiral Shares	4,453
Management and Administrative—Institutional Shares	1,998
Marketing and Distribution—Investor Shares	365
Marketing and Distribution—Admiral Shares	775
Marketing and Distribution—Institutional Shares	74
Custodian Fees	210
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	45
Shareholders’ Reports—Institutional Shares	28
Trustees’ Fees and Expenses	9
Total Expenses	12,128
Net Investment Income	289,638
Realized Net Gain (Loss)
Investment Securities Sold	(10,066)
Futures Contracts	6,028
Realized Net Gain (Loss)	(4,038)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	949,218
Futures Contracts	591
Change in Unrealized Appreciation (Depreciation)	949,809
Net Increase (Decrease) in Net Assets Resulting from Operations	1,235,409
1 Dividends are net of foreign withholding taxes of $12,000.
2 Interest income from an affiliated company of the fund was $945,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	289,638	531,943
Realized Net Gain (Loss)	(4,038)	191,247
Change in Unrealized Appreciation (Depreciation)	949,809	(612,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,235,409	110,679
Distributions
Net Investment Income
Investor Shares	(28,988)	(60,568)
Admiral Shares	(163,224)	(315,875)
Institutional Shares	(76,642)	(156,644)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(268,854)	(533,087)
Capital Share Transactions
Investor Shares	17,624	(34,234)
Admiral Shares	810,007	1,868,658
Institutional Shares	202,184	177,768
Net Increase (Decrease) from Capital Share Transactions	1,029,815	2,012,192
Total Increase (Decrease)	1,996,370	1,589,784
Net Assets
Beginning of Period	26,267,871	24,678,087
End of Period[1]	28,264,241	26,267,871
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,767,000 and ($14,017,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 297.570		.531	.473	.486	.482
Net Realized and Unrealized Gain (Loss)
on Investments	1.017	(.459)	2.160	3.754	1.971	.395
Total from Investment Operations	1.314	.111	2.691	4.227	2.457	.877
Distributions
Dividends from Net Investment Income	(. 274)	(. 571)	(. 531)	(. 467)	(. 477)	(. 477)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 274)	(. 571)	(. 531)	(. 467)	(. 477)	(. 477)
Net Asset Value, End of Period	$30.26	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return[1]	4.52%	0.37%	9.84%	17.91%	11.33%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,220	$3,090	$3,174	$2,974	$2,844	$1,921
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.09%	1.92%	1.87%	1.84%	2.13%	2.22%
Portfolio Turnover Rate[2]	51%	61%	53%	47%	43%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 11%, 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 316.612		.572	.513	.520	.514
Net Realized and Unrealized Gain (Loss)
on Investments	1.018	(.460)	2.158	3.755	1.970	.395
Total from Investment Operations	1.334	.152	2.730	4.268	2.490	.909
Distributions
Dividends from Net Investment Income	(. 294)	(. 612)	(. 570)	(. 508)	(. 510)	(. 509)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 294)	(. 612)	(. 570)	(. 508)	(. 510)	(. 509)
Net Asset Value, End of Period	$30.26	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return[1]	4.59%	0.51%	9.99%	18.10%	11.49%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,120	$15,726	$14,112	$9,688	$7,407	$4,254
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.06%	2.01%	1.99%	2.27%	2.36%
Portfolio Turnover Rate[2]	51%	61%	53%	47%	43%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 11%, 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.22	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 319.615		.574	.515	.523	.519
Net Realized and Unrealized Gain (Loss)
on Investments	1.016	(.460)	2.159	3.755	1.971	.394
Total from Investment Operations	1.335	.155	2.733	4.270	2.494	.913
Distributions
Dividends from Net Investment Income	(. 295)	(. 615)	(. 573)	(. 510)	(. 514)	(. 513)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 295)	(. 615)	(. 573)	(. 510)	(. 514)	(. 513)
Net Asset Value, End of Period	$30.26	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return	4.59%	0.52%	10.00%	18.11%	11.51%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,924	$7,452	$7,392	$6,938	$5,554	$4,224
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.23%	2.07%	2.02%	2.00%	2.29%	2.38%
Portfolio Turnover Rate[1]	51%	61%	53%	47%	43%	67%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Includes 11%, 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

20

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2016, counterparties had deposited in segregated accounts securities with a value of $274,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

21

Balanced Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

22

Balanced Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $2,285,000, representing 0.01% of the fund’s net assets and 0.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,861,686	—	318
U.S. Government and Agency Obligations	—	7,070,662	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	311,490	408
Corporate Bonds	—	3,186,292	—
Sovereign Bonds	—	590,202	—
Taxable Municipal Bonds	—	110,876	—
Temporary Cash Investments	486,384	5,197	—
Futures Contracts—Assets[1]	1,485	—	—
Futures Contracts—Liabilities[1]	(301)	—	—
Total	17,349,254	11,274,719	726
1 Represents variation margin on the last day of the reporting period.

23

Balanced Index Fund

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	494	51,628	1,264
E-mini Russell 2000 Index	September 2016	77	8,835	(38)
E-mini S&P MidCap Index	September 2016	63	9,405	22
				1,248

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $49,511,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $54,369,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration on December 31, 2017. Capital losses of $38,715,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $20,177,279,000. Net unrealized appreciation of investment securities for tax purposes was $8,446,236,000, consisting of unrealized gains of $8,603,203,000 on securities that had risen in value since their purchase and $156,967,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $2,967,314,000 of investment securities and sold $2,078,061,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were

24

Balanced Index Fund

$5,101,617,000 and $4,884,642,000, respectively. Total purchases and sales include $0 and $83,973,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	432,603	14,798	818,847	27,504
Issued in Lieu of Cash Distributions	27,725	937	58,336	1,976
Redeemed	(442,704)	(15,071)	(911,417)	(30,665)
Net Increase (Decrease)—Investor Shares	17,624	664	(34,234)	(1,185)
Admiral Shares
Issued	2,002,467	68,450	4,007,705	134,626
Issued in Lieu of Cash Distributions	152,586	5,155	295,192	10,002
Redeemed	(1,345,046)	(46,016)	(2,434,239)	(81,938)
Net Increase (Decrease)—Admiral Shares	810,007	27,589	1,868,658	62,690
Institutional Shares
Issued	649,420	22,137	936,232	31,483
Issued in Lieu of Cash Distributions	74,401	2,513	152,359	5,160
Redeemed	(521,637)	(17,808)	(910,823)	(30,700)
Net Increase (Decrease)—Institutional Shares	202,184	6,842	177,768	5,943

H. Management has determined that no material events or transactions occurred subsequent to
June 30, 2016, that would require recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,045.20	$1.07
Admiral Shares	1,000.00	1,045.91	0.41
Institutional Shares	1,000.00	1,045.94	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

29

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

30

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
	Chris D. McIsaac	Michael Rollings
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and	John J. Brennan
Chairman of its Finance and Enrollment Committee;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center.
Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082016

Semiannual Report | June 30, 2016

Vanguard Managed Payout Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	22
Trustees Approve Advisory Arrangement.	24
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Managed Payout Fund	4.38%
Managed Payout Composite Index	4.03

For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Fund	$17.33	$17.72	$0.353	$0.000	$0.000

The fund pays monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

The six-month period ended June 30, 2016, was a challenging one for many investment strategies, especially as stock markets rode a roller coaster. Nonetheless, the balanced holdings of Vanguard Managed Payout Fund helped it return a solid 4.38%, a bit ahead of its composite benchmark index.

As a reminder, the fund’s benchmark consists of three primary asset classes: 60% equities (36% U.S. and 24% international), 35% fixed income (24.5% U.S. and 10.5% currencyhedged international bonds), and 5% commodities. From time to time, the fund’s advisor, Vanguard Quantitative Equity Group, adjusts its investment allocations, although it made no strategic shifts during the period.

The wide range in returns of the fund’s eight underlying Vanguard funds, plus its small stake in commoditylinked investments, helped underscore the benefits of diversification. For example, commodities advanced by double digits, developed international stock markets were about flat, and Vanguard Market Neutral Fund lost ground.

The road was bumpy again for global stock markets

The longanticipated U.K. referendum on whether to remain in the European Union was the defining event of capital markets during the first half of 2016. Uncertainty before the June 23 “Brexit” vote led

2

to increased volatility in stock markets. Stocks then tumbled sharply after the decision to leave before regaining some ground by the end of June. Because the vote has significant global economic implications, and it will take considerable time for details to be worked out, uncertainty is likely to persist.

The broad U.S. stock market returned roughly 4% for the half year. International stocks had a rougher time, returning about –1%. European stocks in particular slumped as the uncertainty before and after the Brexit vote hit closer to home. Developed Pacific markets also retreated. Emergingmarket stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safehaven assets amid concerns about the global growth pace, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to the stillpositive yields offered by U.S. bonds. The yield of the 10year U.S. Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for shortterm interest rates steady since raising it a quarter percentage point in December. The still historically low

Market Barometer

	Total Returns
	Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

0.25%–0.5% rate continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94% for U.S. investors. Although Britain’s pound sank to multidecade lows against the dollar after the Brexit vote, some other foreign currencies strengthened during the six months, lifting bond returns when translated into dollars. Even without this currency benefit, international bond results were solid.

In a turnabout, both commodities and emerging-market stocks rose

To meet its investment objective of a 4% target annual distribution rate, Vanguard Managed Payout Fund invests in a welldiversified portfolio that includes traditional Vanguard stock and bond funds, Vanguard funds that seek returns less correlated with the markets, and a small slice of commodities exposure. The sixmonth results for some of these investments differed dramatically from their performance for all of 2015.

The fund’s commoditylinked investments, which constitute only about 5% of its total assets, are a case in point. In 2015, the Bloomberg Commodity Index returned about –25%. Over the first half of 2016, it advanced about 13%, despite another drop in oil prices early in the year.

Emergingmarket stocks displayed a similar pattern. Vanguard Emerging Markets Stock Index Fund returned about –15% in 2015, but a rise approaching 8% made it your fund’s secondbest performer so far this year.

Returns of four underlying funds ranged from more than 5% to more than 6%: Vanguard Global Minimum Volatility Fund, Vanguard Total International Bond Index Fund, Vanguard Total Bond Market II Index Fund, and the relatively new Vanguard Alternative Strategies Fund. Vanguard Total Stock Market Index Fund returned more than 3%, while its international counterpart—Vanguard Total International Stock Index Fund—was about breakeven. Each of those two broad equity funds constituted about 20% of Managed Payout’s assets at the end of June. Vanguard Market Neutral Fund, after an exceptionally strong performance in 2015, returned about –2% for the six months.

For more on your fund’s positioning and the advisor’s strategy during the period, please see the Advisor’s Report that follows this letter.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles:

4

Maintain perspective and longterm discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for longterm investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance. Of course, within the Managed Payout Fund, asset allocation is overseen by our Quantitative Equity Group.

The markets are unpredictable and often confounding. Keeping your longterm plans clearly in focus can help you weather these periodic storms.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2016

5

Advisor’s Report

For the six months ended June 30, 2016, Vanguard Managed Payout Fund returned 4.38%, marginally ahead of the 4.03% return of its composite benchmark.

Investment objective

The Managed Payout Fund has two objectives. In any given year, we seek to outperform the benchmark on a riskadjusted basis. Over the long run, we seek to produce an absolute return that matches the 4% target distribution rate plus inflation. For the three and fiveyear periods through June 2016, the fund met both objectives.

As with any active fund, both objectives are challenging, especially achieving the total return objective over time. The Managed Payout Fund’s return can fluctuate significantly over short periods, because it depends on the performance of the stock and bond markets. We do our best to protect investors from shortterm volatility by having a balanced, diversified asset allocation and through our fund selection. At the same time, we always focus on identifying valueadded opportunities using qualitative and quantitative tools within a riskmanaged approach.

Successes and challenges

Most children enjoy a good rollercoaster ride and the feeling of defying gravity, careening up and down without being much in control. The opposite can be said about investors when it comes to their portfolio. On the one hand, volatility can create investing opportunities, but on the other, it is the enemy of asset accumulation and growth. For example, if your portfolio lost 20%, you’d need a 25% recovery to fully recoup your losses. We should always think about returns cumulatively because the path your portfolio takes determines the future value of your assets.

The first half of 2016 was certainly volatile. It began with a negative outlook on Chinese growth and a strong stock selloff that persisted into February. The Federal Reserve’s view then shifted to dovish, and interest rate hawkishness was quickly forgotten by the stock market. Then came the June crash over the United Kingdom’s “Brexit” vote, followed by a swift recovery.

Despite the volatility, the broad U.S. market’s return approached 4%, and the three index funds in the longonly equity basket (Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Emerging Markets Stock Index Fund) all advanced. The actively managed Vanguard Global Minimum Volatility Fund returned more than 6%, well ahead of its benchmark.

Although we matched the total equity weight of the Managed Payout Fund’s composite benchmark, our allocation decisions within equities primarily drove our outperformance. We entered 2016 with a tilt toward emerging markets, based on their attractive valuation. This view was rewarded, as emerging markets outperformed both U.S. and international developed markets—partly because of the depreciating U.S. dollar.

6

We maintained about a 15% stake in Vanguard Global Minimum Volatility Fund, out of concern about stock market volatility. That fund can be expected to outperform the overall global market during sharp downturns while lagging in strong bull markets. The Chicago Board Options Exchange Volatility Index (VIX) spiked in January and February amid extremely volatile crude oil prices and concerns about China’s growth pace, and again in June because of Brexit. June started relatively calm with the VIX at 14.2, but then it spiked to nearly 26 before finishing at 15.6. Instability led to strong relative performance by the Global Minimum Volatility Fund compared with the equity composition of the Managed Payout Fund’s benchmark.

Fixed income markets also saw a lot of action. Uncertainty about the economy and stock markets led the Fed to pull back on further tightening, and interest rates reflected this. The U.S. Treasury 10year yield, which started 2016 at 2.30%, declined to 1.47%.

Geopolitical risk was also reflected in international rates; Brexit was a catalyst that accelerated those yield declines. Central bank policies to combat low inflation and weak growth drove many developed nations’ bonds into record negative nominal yields, including 10year government bonds in Germany, Japan, and Switzerland. As rates continued to fall, Managed Payout’s underlying bond funds performed well.

We entered the year with a belowbenchmark allocation to fixed income, because we did not expect rates to decline further and did not want to tie up our assets in lowcarry products. This view held back our firsthalf results.

However, our underweighting of fixed income allowed us to invest in Vanguard Alternative Strategies Fund, which uses a combination of five alternative strategies that span multiple asset classes: equity, fixed income, currency, and commoditylinked investments. This fund returned more than 5% for the period, beating its benchmark and helping Managed Payout’s return. The alternative premium nature of that underlying investment further diversifies our portfolio to achieve shortand longterm goals.

Over the last several years, Vanguard Market Neutral Fund has provided strong returns, but this period was challenging—especially the second quarter, when it detracted from the Managed Payout Fund’s results.

Commodities, the ugly duckling of 2015, turned into a swan in 2016. They were our bestperforming investment, returning more than 13%. We do not have an active view on commodities, but we believe that this category is an important part of our diversified portfolio.

7

Positioning

We remain strong believers in the attractive relative valuation of emerging markets and maintain our tilt toward their stocks. We expect the Global Minimum Volatility Fund to continue providing some protection from geopolitical volatility. Amid continued low interest rates, the rate carry on global bonds will remain under pressure for the foreseeable future. Given that we do not anticipate robust fixed income returns, we will continue to hold the Market Neutral and Alternative Strategies Funds, mindful that this exposes us to duration risk (relative to the composite benchmark) if rates move even lower.

Market volatility can destroy value but at the same time create opportunities, which we continually evaluate.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

July 21, 2016

8

Managed Payout Fund

Fund Profile
As of June 30, 2016

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	1.68%
Acquired Fund Fees and Expenses[1]	0.38%

Allocation to Underlying Investments
Vanguard Total International Stock Index
Fund Investor Shares	20.0%
Vanguard Total Stock Market Index Fund
Investor Shares	20.0
Vanguard Global Minimum Volatility Fund
Investor Shares	15.4
Vanguard Total Bond Market II Index Fund
Investor Shares	11.8
Vanguard Alternative Strategies Fund
Investor Shares	10.1
Vanguard Market Neutral Fund Investor
Shares	6.8
Vanguard Total International Bond Index
Fund Investor Shares	5.9
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.1
Commodities	4.9

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.96	0.88
Beta	0.94	0.56
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2016—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the six months ended
June 30, 2016, the fund’s annualized expense figure totals 0.35%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.33%. (Approximately 37% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.)

9

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.
On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Average Annual Total Returns: Periods Ended June 30, 2016

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Fund	5/2/2008	1.41%	6.16%	3.00%	1.40%	4.40%

See Financial Highlights for dividend and capital gains information.

10

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Market
				Value•
			Shares	($000)
Investment Companies (95.2%)
U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares			6,275,516	327,268

Global Stock Fund (15.4%)
Vanguard Global Minimum Volatility Fund Investor Shares			20,949,483	252,022

International Stock Funds (25.1%)
Vanguard Total International Stock Index Fund Investor Shares			22,929,557	327,434
Vanguard Emerging Markets Stock Index Fund Investor Shares			3,722,508	82,826
				410,260
U.S. Bond Fund (11.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares			17,569,097	194,139

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares			8,672,579	96,352

Alternative Funds (16.9%)
Vanguard Alternative Strategies Fund Investor Shares			7,626,976	164,971
Vanguard Market Neutral Fund Investor Shares			9,417,090	111,310
				276,281
Total Investment Companies (Cost $1,361,724)				1,556,322
Temporary Cash Investments (4.7%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.538%			110,701	111

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (4.7%)
[2,3] Fannie Mae Discount Notes	0.310%	7/6/16	2,154	2,154
[2,3] Fannie Mae Discount Notes	0.320%	7/19/16	500	500
[2,3] Fannie Mae Discount Notes	0.320%	7/25/16	889	889
[2,3] Fannie Mae Discount Notes	0.300%	8/3/16	9,177	9,175
[2,3] Fannie Mae Discount Notes	0.300%	8/10/16	3,100	3,099
[2,3] Fannie Mae Discount Notes	0.300%–0.330%	8/15/16	985	985

11

Managed Payout Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[2,3] Fannie Mae Discount Notes	0.310%–0.390%	8/17/16	3,737	3,736
[2,3] Fannie Mae Discount Notes	0.390%	8/24/16	250	250
[2,3] Fannie Mae Discount Notes	0.430%	9/2/16	1,600	1,599
[2,3] Fannie Mae Discount Notes	0.441%	9/6/16	500	500
[2,3] Fannie Mae Discount Notes	0.370%	9/7/16	587	587
[3,4] Federal Home Loan Bank Discount Notes	0.350%	7/1/16	301	301
[3,4] Federal Home Loan Bank Discount Notes	0.350%	7/7/16	860	860
[3,4] Federal Home Loan Bank Discount Notes	0.360%	7/11/16	300	300
[3,4] Federal Home Loan Bank Discount Notes	0.370%–0.380%	7/14/16	1,162	1,162
[3,4] Federal Home Loan Bank Discount Notes	0.400%–0.420%	7/19/16	861	861
[3,4] Federal Home Loan Bank Discount Notes	0.370%	7/20/16	153	153
[3,4] Federal Home Loan Bank Discount Notes	0.380%	7/21/16	259	259
[3,4] Federal Home Loan Bank Discount Notes	0.310%–0.380%	7/22/16	4,359	4,358
[3,4] Federal Home Loan Bank Discount Notes	0.350%–0.400%	7/27/16	1,143	1,143
[3,4] Federal Home Loan Bank Discount Notes	0.310%	7/29/16	640	640
[3,4] Federal Home Loan Bank Discount Notes	0.350%	8/1/16	1,885	1,884
[3,4] Federal Home Loan Bank Discount Notes	0.350%–0.360%	8/5/16	6,247	6,245
[3,4] Federal Home Loan Bank Discount Notes	0.350%	8/9/16	300	300
[3,4] Federal Home Loan Bank Discount Notes	0.460%	8/12/16	1,000	1,000
[3,4] Federal Home Loan Bank Discount Notes	0.350%	8/15/16	300	300
[3,4] Federal Home Loan Bank Discount Notes	0.390%	9/2/16	1,551	1,550
[3,4] Federal Home Loan Bank Discount Notes	0.410%–0.430%	9/9/16	1,300	1,299
[3,4] Federal Home Loan Bank Discount Notes	0.410%	9/21/16	500	500
[2,3] Freddie Mac Discount Notes	0.310%–0.330%	7/5/16	4,603	4,603
[2,3] Freddie Mac Discount Notes	0.300%–0.350%	7/13/16	3,298	3,298
[2,3] Freddie Mac Discount Notes	0.310%	8/3/16	965	965
[2,3] Freddie Mac Discount Notes	0.390%–0.400%	8/26/16	1,555	1,554
[2,3] Freddie Mac Discount Notes	0.411%	9/2/16	300	300
[2,3] Freddie Mac Discount Notes	0.400%	9/6/16	440	440
[2,3] Freddie Mac Discount Notes	0.400%	9/9/16	879	878
[2,3] Freddie Mac Discount Notes	0.370%	9/13/16	3,000	2,998
[2,3] Freddie Mac Discount Notes	0.411%	10/20/16	1,615	1,613
3 United States Treasury Note/Bond	0.500%	7/31/16	430	430
[3,5] United States Treasury Note/Bond	4.875%	8/15/16	12,677	12,746
3 United States Treasury Note/Bond	0.875%	9/15/16	951	952
				77,366
Total Temporary Cash Investments (Cost $77,473)				77,477
Total Investments (99.9%) (Cost $1,439,197)				1,633,799

12

Managed Payout Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Receivables for Investment Securities Sold	3,199
Receivables for Accrued Income	4,113
Receivables for Capital Shares Issued	763
Other Assets	1
Total Other Assets	8,076
Liabilities
Payables for Investment Securities Purchased	(4,867)
Payables for Capital Shares Redeemed	(739)
Payables to Vanguard	(22)
Other Liabilities	(3)
Total Liabilities	(5,631)
Net Assets (100%)
Applicable to 92,353,810 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,636,244
Net Asset Value Per Share	$17.72

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,451,443
Overdistributed Net Investment Income	(10,857)
Accumulated Net Realized Gains	1,056
Unrealized Appreciation (Depreciation)	194,602
Net Assets	1,636,244

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,362,000 have been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Income Distributions Received	10,887
Interest	130
Total Income	11,017
Expenses—Note B
Management and Administrative	160
Trustees’ Fees and Expenses	13
Custodian Fees	6
Total Expenses	179
Net Investment Income	10,838
Realized Net Gain (Loss)
Capital Gain Distributions Received	7
Affiliated Investment Securities Sold	1,049
Swap Contracts	10,676
Realized Net Gain (Loss)	11,732
Change in Unrealized Appreciation (Depreciation) of Investment Securities	45,513
Net Increase (Decrease) in Net Assets Resulting from Operations	68,083

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,838	26,165
Realized Net Gain (Loss)	11,732	9,712
Change in Unrealized Appreciation (Depreciation)	45,513	(47,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,083	(11,733)
Distributions
Net Investment Income	(32,371)	(26,568)
Realized Capital Gain	—	(28,058)
Return of Capital	—	(71,211)
Total Distributions	(32,371)	(125,837)
Capital Share Transactions
Issued	144,107	338,003
Issued in Lieu of Cash Distributions	13,214	88,259
Redeemed	(142,188)	(269,800)
Net Increase (Decrease) from Capital Share Transactions	15,133	156,462
Total Increase (Decrease)	50,845	18,892
Net Assets
Beginning of Period	1,585,399	1,566,507
End of Period[1]	1,636,244	1,585,399
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,857,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Consolidated Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.33	$18.90	$18.54	$17.62	$16.61	$17.26
Investment Operations
Net Investment Income	.120	.309	.384[1]	.326[1]	.337	.340
Capital Gain Distributions Received	.000	.041	.152[1]	.021[1]	.027	.028
Net Realized and Unrealized Gain (Loss)
on Investments	.623	(.464)	.530	2.408	1.437	(.242)
Total from Investment Operations	.743	(.114)	1.066	2.755	1.801	.126
Distributions
Dividends from Net Investment Income	(.353)	(.313)	(.535)	(.439)	(.417)	(.410)
Distributions from Realized Capital Gains[2]	—	(.319)	(.128)	(.871)	—	—
Return of Capital	—	(.824)	(.043)	(.525)	(.374)	(.366)
Total Distributions	(.353)	(1.456)	(.706)	(1.835)	(.791)	(.776)
Net Asset Value, End of Period	$17.72	$17.33	$18.90	$18.54	$17.62	$16.61

Total Return	4.38%	-0.72%	5.83%	15.97%	11.02%	0.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,636	$1,585	$1,567	$591	$373	$293
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.01%	0.03%	0.03%[3]	—
Acquired Fund Fees and Expenses	0.33%	0.32%	0.37%	0.31%	0.40%	0.39%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.64%	1.99%	1.76%	1.96%	1.97%
Portfolio Turnover Rate	14%	29%	23%	48%	32%	33%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Includes $0, $.319, $.035, $.710, $0, and $0 from long-term capital gains and $0, $0, $.093, $.161, $0, and $0 from short-term capital gains.
Short-term gain distributions are treated as ordinary income for tax purposes.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2016, the fund held $80,686,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts

17

Managed Payout Fund

with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2016, the subsidiary’s average amount of investment in total return swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal tax. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015) and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2016, the monthly distribution rate is $.0589 per share. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

18

Managed Payout Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended June 30, 2016, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,556,322	—	—
Temporary Cash Investments	111	77,366	—
Total	1,556,433	77,366	—

D. At June 30, 2016, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	7/29/16	CSI	80,732	(0.490%)	—
CSI—Credit Suisse International.

19

Managed Payout Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $10,676,000 on swap contracts have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2016, the cost of investment securities for tax purposes was $1,439,197,000. Net unrealized appreciation of investment securities for tax purposes was $194,602,000, consisting of unrealized gains of $220,540,000 on securities that had risen in value since their purchase and $25,938,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			June 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	161,729	7,000	12,500	—	—	164,971
Vanguard Emerging Markets
Stock Index Fund	79,099	4,163	6,300	588	—	82,826
Vanguard Global Minimum
Volatility Fund	238,411	—	1,600	—	—	252,022
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	111
Vanguard Market Neutral Fund	109,190	10,000	5,000	—	—	111,310
Vanguard Total Bond Market II
Index Fund	190,276	29,494	33,587	2,250	7	194,139
Vanguard Total International
Bond Index Fund	94,632	10,564	13,700	564	—	96,352
Vanguard Total International
Stock Index Fund	316,235	36,914	22,929	4,718	—	327,434
Vanguard Total Stock Market
Index Fund	315,294	19,666	17,291	2,766	—	327,268
Total	1,504,866	117,801	112,907	10,887	7	1,556,433
1 Not applicable—purchases and sales are for temporary cash investment purposes.

20

Managed Payout Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	Shares	Shares
	(000)	(000)
Issued	8,382	18,075
Issued in Lieu of Cash Distributions	770	4,954
Redeemed	(8,297)	(14,436)
Net Increase (Decrease) in Shares Outstanding	855	8,593

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return	$1,000.00	$1,043.76	$1.68
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.22	1.66

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.35%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2008 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2008, including any periods of outperformance or underperformance relative to a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the expenses of each of the underlying funds in which the Managed Payout Fund invests are well below their peer-group averages. Information about the fund’s expenses and acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Consolidated Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
	Chris D. McIsaac	Michael Rollings
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)

Common Stocks (59.7%)[1]
Basic Materials (1.5%)
	EI du Pont de Nemours & Co.	669,805	43,403
	Dow Chemical Co.	859,168	42,709
	Praxair Inc.	214,011	24,053
	Ecolab Inc.	202,180	23,979
	Air Products & Chemicals Inc.	156,218	22,189
	PPG Industries Inc.	199,174	20,744
	LyondellBasell Industries NV Class A	263,009	19,573
	Newmont Mining Corp.	405,927	15,880
	International Paper Co.	321,338	13,618
	Nucor Corp.	238,795	11,799
	Freeport-McMoRan Inc.	883,773	9,845
	Alcoa Inc.	998,294	9,254
	International Flavors & Fragrances Inc.	60,733	7,657
	Eastman Chemical Co.	108,155	7,344
	Celanese Corp. Class A	107,411	7,030
	Mosaic Co.	263,541	6,899
	Albemarle Corp.	85,490	6,780
	Ashland Inc.	47,915	5,499
	FMC Corp.	106,839	4,948
	RPM International Inc.	98,624	4,926
	Avery Dennison Corp.	64,964	4,856
	Steel Dynamics Inc.	178,772	4,380
	CF Industries Holdings Inc.	180,099	4,340
	WR Grace & Co.	52,923	3,874
	Reliance Steel & Aluminum Co.	48,561	3,734
	Royal Gold Inc.	49,147	3,540
*	Axalta Coating Systems Ltd.	127,534	3,383
	NewMarket Corp.	7,724	3,201
	Olin Corp.	127,164	3,159
	Sensient Technologies Corp.	36,348	2,582
	PolyOne Corp.	72,364	2,550
	CONSOL Energy Inc.	148,884	2,396
	Scotts Miracle-Gro Co. Class A	33,625	2,351
	Domtar Corp.	57,974	2,030
	United States Steel Corp.	115,734	1,951
	Cabot Corp.	42,448	1,938
	Huntsman Corp.	143,885	1,935
	HB Fuller Co.	43,039	1,893
	Compass Minerals International Inc.	25,045	1,858
	US Silica Holdings Inc.	51,749	1,784
	Axiall Corp.	53,900	1,758
	Minerals Technologies Inc.	30,092	1,709
	Hecla Mining Co.	322,811	1,646
	Commercial Metals Co.	93,031	1,572
	Balchem Corp.	24,471	1,460
	Worthington Industries Inc.	34,333	1,452
*	Cambrex Corp.	26,265	1,359
*	Clearwater Paper Corp.	20,582	1,345
*	GCP Applied Technologies Inc.	51,623	1,344
*	Coeur Mining Inc.	124,300	1,325
	Carpenter Technology Corp.	37,916	1,249
*	Chemtura Corp.	46,208	1,219
	Chemours Co.	147,000	1,211
	Westlake Chemical Corp.	27,626	1,186
*	Stillwater Mining Co.	97,874	1,161
*	Ingevity Corp.	33,227	1,131
	Neenah Paper Inc.	15,588	1,128
	Kaiser Aluminum Corp.	12,438	1,124
^	Allegheny Technologies Inc.	86,200	1,099
*	Ferro Corp.	75,364	1,008
	Quaker Chemical Corp.	10,739	958

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Platform Specialty Products Corp.	103,100	916
	Innospec Inc.	19,307	888
	Stepan Co.	13,316	793
	Innophos Holdings Inc.	18,010	760
*,^	Cliffs Natural Resources Inc.	132,955	754
*	Kraton Performance Polymers Inc.	26,421	738
	KapStone Paper and Packaging Corp.	54,616	711
*	Univar Inc.	36,790	696
*	Koppers Holdings Inc.	21,205	652
*	AK Steel Holding Corp.	139,600	651
	Calgon Carbon Corp.	45,480	598
	Rayonier Advanced Materials Inc.	43,371	589
	PH Glatfelter Co.	30,014	587
	Tredegar Corp.	35,865	578
	A Schulman Inc.	23,666	578
	Chase Corp.	8,579	507
	Aceto Corp.	22,266	487
	Deltic Timber Corp.	6,307	423
	American Vanguard Corp.	25,911	391
*	OMNOVA Solutions Inc.	53,353	387
*	Ryerson Holding Corp.	20,950	367
*	CSW Industrials Inc.	10,618	346
*	Fairmount Santrol Holdings Inc.	44,123	340
	Ferroglobe plc	38,074	328
	SunCoke Energy Inc.	52,479	305
	Hawkins Inc.	6,172	268
*	Century Aluminum Co.	41,600	263
	Tronox Ltd. Class A	55,079	243
*	Codexis Inc.	58,079	234
*	LSB Industries Inc.	18,868	228
*	Veritiv Corp.	5,308	199
	Kronos Worldwide Inc.	33,870	178
	Ampco-Pittsburgh Corp.	10,863	123
	Gold Resource Corp.	33,890	122
	Olympic Steel Inc.	4,100	112
	FutureFuel Corp.	9,700	106
*	Resolute Forest Products Inc.	19,423	103
	KMG Chemicals Inc.	3,499	91
*	Northern Technologies International Corp.	7,900	87
	Synalloy Corp.	9,475	73
*,^	Senomyx Inc.	26,231	72
*	Handy & Harman Ltd.	2,000	52
*	NL Industries Inc.	17,860	46
*	Real Industry Inc.	5,414	42
	United-Guardian Inc.	2,401	39
*	General Moly Inc.	84,279	29
*	Solitario Exploration & Royalty Corp.	24,360	13
*	Uranium Energy Corp.	6,603	6
*	Centrus Energy Corp. Class A	500	2
			410,409
Consumer Goods (6.4%)
	Procter & Gamble Co.	2,043,202	172,998
	Coca-Cola Co.	2,992,635	135,656
	Philip Morris International Inc.	1,189,662	121,012
	PepsiCo Inc.	1,110,370	117,633
	Altria Group Inc.	1,508,749	104,043
	NIKE Inc. Class B	1,020,351	56,323
	Mondelez International Inc. Class A	1,132,748	51,551
	Colgate-Palmolive Co.	680,011	49,777
	Kraft Heinz Co.	465,761	41,211
	Kimberly-Clark Corp.	274,882	37,791
	Ford Motor Co.	2,960,134	37,209
	Reynolds American Inc.	658,211	35,497
	Monsanto Co.	334,895	34,631

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	General Mills Inc.	450,847	32,154
	General Motors Co.	1,057,850	29,937
	Johnson Controls Inc.	500,068	22,133
	Constellation Brands Inc. Class A	127,595	21,104
	Archer-Daniels-Midland Co.	456,455	19,577
*	Monster Beverage Corp.	116,861	18,781
*,^	Tesla Motors Inc.	83,945	17,820
	Newell Brands Inc.	361,084	17,538
*	Electronic Arts Inc.	225,040	17,049
	Activision Blizzard Inc.	422,203	16,732
	ConAgra Foods Inc.	326,021	15,587
	Estee Lauder Cos. Inc. Class A	170,914	15,557
	Tyson Foods Inc. Class A	229,761	15,346
	Kellogg Co.	184,017	15,025
	Dr Pepper Snapple Group Inc.	144,823	13,994
	Clorox Co.	99,097	13,714
	Molson Coors Brewing Co. Class B	133,667	13,518
	Delphi Automotive plc	214,278	13,414
	VF Corp.	214,783	13,207
	JM Smucker Co.	86,332	13,158
	Mead Johnson Nutrition Co.	143,057	12,982
	Stanley Black & Decker Inc.	113,430	12,616
	Hershey Co.	108,928	12,362
	Genuine Parts Co.	109,932	11,131
	Church & Dwight Co. Inc.	100,286	10,318
	Campbell Soup Co.	155,090	10,318
	Whirlpool Corp.	58,472	9,744
	McCormick & Co. Inc.	85,503	9,121
*	Mohawk Industries Inc.	46,044	8,737
	Coach Inc.	212,709	8,666
	DR Horton Inc.	271,187	8,537
	Mattel Inc.	259,926	8,133
	Brown-Forman Corp. Class B	74,839	7,466
	Hormel Foods Corp.	201,545	7,377
	Hanesbrands Inc.	292,149	7,342
	Hasbro Inc.	86,225	7,242
	Ingredion Inc.	54,504	7,053
	Snap-on Inc.	44,234	6,981
	Lennar Corp. Class A	149,912	6,911
*	LKQ Corp.	208,770	6,618
	Bunge Ltd.	110,439	6,532
*	WhiteWave Foods Co. Class A	138,156	6,485
*	Michael Kors Holdings Ltd.	128,746	6,370
	Harley-Davidson Inc.	140,327	6,357
	PVH Corp.	63,352	5,970
	Lear Corp.	54,982	5,595
*,^	Under Armour Inc. Class A	138,960	5,576
*	lululemon athletica Inc.	73,044	5,395
	BorgWarner Inc.	174,366	5,147
*	Under Armour Inc.	141,255	5,142
	Goodyear Tire & Rubber Co.	196,480	5,042
*	Middleby Corp.	43,654	5,031
*	NVR Inc.	2,793	4,972
	Leggett & Platt Inc.	96,056	4,909
	PulteGroup Inc.	249,973	4,872
*	TreeHouse Foods Inc.	44,745	4,593
	Leucadia National Corp.	258,333	4,477
	Pinnacle Foods Inc.	90,045	4,168
*	Hain Celestial Group Inc.	79,342	3,947
*	Post Holdings Inc.	47,257	3,908
	Harman International Industries Inc.	54,185	3,892
	Carter's Inc.	36,261	3,861
	Ralph Lauren Corp. Class A	42,323	3,793
*	Edgewell Personal Care Co.	44,829	3,784

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Polaris Industries Inc.	46,158	3,774
*	WABCO Holdings Inc.	39,406	3,608
	Gentex Corp.	219,674	3,394
	Brunswick Corp.	73,634	3,337
*	Herbalife Ltd.	53,828	3,151
*	Toll Brothers Inc.	115,426	3,106
*	Skechers U.S.A. Inc. Class A	97,378	2,894
	Pool Corp.	29,813	2,803
	Flowers Foods Inc.	138,960	2,605
	Energizer Holdings Inc.	49,729	2,561
*	Take-Two Interactive Software Inc.	64,929	2,462
	Thor Industries Inc.	35,582	2,304
	B&G Foods Inc.	47,677	2,298
*	Vista Outdoor Inc.	47,846	2,284
*	Tempur Sealy International Inc.	39,294	2,174
*	Helen of Troy Ltd.	21,088	2,169
	Spectrum Brands Holdings Inc.	17,999	2,147
	CalAtlantic Group Inc.	55,294	2,030
	Vector Group Ltd.	87,443	1,960
	Tupperware Brands Corp.	34,544	1,944
*	Kate Spade & Co.	92,128	1,899
*	Tenneco Inc.	40,156	1,872
	Nu Skin Enterprises Inc. Class A	40,521	1,872
	HNI Corp.	39,888	1,854
	Snyder's-Lance Inc.	54,627	1,851
	Lancaster Colony Corp.	14,353	1,832
*	Darling Ingredients Inc.	119,568	1,782
	Drew Industries Inc.	20,722	1,758
	WD-40 Co.	14,817	1,740
*	TRI Pointe Group Inc.	144,715	1,711
	Visteon Corp.	25,959	1,708
*	Manitowoc Foodservice Inc.	96,552	1,701
*	Dorman Products Inc.	26,662	1,525
	Fresh Del Monte Produce Inc.	27,156	1,478
	Wolverine World Wide Inc.	70,016	1,423
*	Blue Buffalo Pet Products Inc.	60,286	1,407
	J&J Snack Foods Corp.	11,583	1,381
*	Deckers Outdoor Corp.	24,006	1,381
	Pilgrim's Pride Corp.	54,098	1,378
*	Steven Madden Ltd.	39,537	1,351
*	G-III Apparel Group Ltd.	29,476	1,348
	Cooper Tire & Rubber Co.	44,287	1,321
*	Zynga Inc. Class A	515,369	1,283
	Columbia Sportswear Co.	22,052	1,269
	Herman Miller Inc.	42,085	1,258
	MDC Holdings Inc.	50,207	1,222
	Sanderson Farms Inc.	13,963	1,210
*	Tumi Holdings Inc.	44,782	1,197
	Dean Foods Co.	66,147	1,197
	Avon Products Inc.	313,950	1,187
	Dana Holding Corp.	112,364	1,187
*,^	Fitbit Inc. Class A	97,100	1,187
^	KB Home	72,628	1,105
*	Boston Beer Co. Inc. Class A	6,384	1,092
	La-Z-Boy Inc.	38,861	1,081
*	ACCO Brands Corp.	100,463	1,038
*	Meritage Homes Corp.	27,145	1,019
*,^	Wayfair Inc.	25,316	987
	Universal Corp.	16,725	966
	Calavo Growers Inc.	14,012	939
*	Cooper-Standard Holding Inc.	11,858	937
^	Cal-Maine Foods Inc.	20,944	928
	Knoll Inc.	37,546	912
*	iRobot Corp.	24,649	865

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Gentherm Inc.	24,992	856
	Interface Inc. Class A	54,773	835
	Schweitzer-Mauduit International Inc.	23,342	824
^	Coty Inc. Class A	30,601	795
*	Universal Electronics Inc.	10,955	792
*	American Axle & Manufacturing Holdings Inc.	54,473	789
*	Fossil Group Inc.	26,540	757
*	TiVo Inc.	76,018	753
	Steelcase Inc. Class A	55,028	747
*	Select Comfort Corp.	34,864	745
*	Central Garden & Pet Co. Class A	33,733	732
	Oxford Industries Inc.	12,425	703
*,^	GoPro Inc. Class A	63,800	690
*	M/I Homes Inc.	36,370	685
*	Seaboard Corp.	237	680
	Nutrisystem Inc.	25,976	659
*	Taylor Morrison Home Corp. Class A	44,300	657
	Briggs & Stratton Corp.	30,814	653
	Ethan Allen Interiors Inc.	19,682	650
*	Crocs Inc.	55,484	626
	Winnebago Industries Inc.	26,569	609
	Andersons Inc.	17,083	607
	Coca-Cola Bottling Co. Consolidated	4,090	603
*	National Beverage Corp.	9,474	595
	Standard Motor Products Inc.	14,547	579
	MGP Ingredients Inc.	14,648	560
*	USANA Health Sciences Inc.	5,014	559
^	Tootsie Roll Industries Inc.	13,955	538
	Callaway Golf Co.	49,970	510
*	Cavco Industries Inc.	5,396	506
*,^	LGI Homes Inc.	15,044	481
	Superior Industries International Inc.	17,647	473
	Inter Parfums Inc.	16,144	461
	Orchids Paper Products Co.	12,153	432
*	Unifi Inc.	15,391	419
	Kimball International Inc. Class B	35,921	409
*	Motorcar Parts of America Inc.	14,579	396
*	Amplify Snack Brands Inc.	26,110	385
	Medifast Inc.	11,307	376
	Movado Group Inc.	17,079	370
*	Nautilus Inc.	20,736	370
*	Federal-Mogul Holdings Corp.	40,619	338
*	Fox Factory Holding Corp.	19,100	332
*	Revlon Inc. Class A	10,265	330
*	Freshpet Inc.	32,575	304
*	DTS Inc.	11,395	301
	Culp Inc.	10,839	299
*	Modine Manufacturing Co.	33,956	299
	Phibro Animal Health Corp. Class A	15,403	287
	Titan International Inc.	45,500	282
*	Perry Ellis International Inc.	13,920	280
*	Nutraceutical International Corp.	11,999	278
*	Lifevantage Corp.	20,187	275
*	Vera Bradley Inc.	18,662	264
*	Iconix Brand Group Inc.	38,910	263
	National Presto Industries Inc.	2,662	251
	Libbey Inc.	15,729	250
*	Stoneridge Inc.	16,264	243
	John B Sanfilippo & Son Inc.	5,657	241
	Tower International Inc.	11,407	235
*	Omega Protein Corp.	11,680	233
*	Vince Holding Corp.	38,546	211
	Flexsteel Industries Inc.	5,296	210
*	Elizabeth Arden Inc.	15,051	207

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Bassett Furniture Industries Inc.	8,483	203
	Weyco Group Inc.	7,270	202
*	William Lyon Homes Class A	12,500	201
*	Primo Water Corp.	16,420	194
*	WCI Communities Inc.	11,471	194
*	Hovnanian Enterprises Inc. Class A	110,909	186
	A-Mark Precious Metals Inc.	10,615	172
	Johnson Outdoors Inc. Class A	6,125	157
	Arctic Cat Inc.	9,186	156
	Hooker Furniture Corp.	6,619	142
*	Farmer Brothers Co.	4,375	140
	Oil-Dri Corp. of America	3,637	126
*	ZAGG Inc.	23,585	124
*	Glu Mobile Inc.	55,728	123
	Strattec Security Corp.	2,925	119
	Alico Inc.	3,661	111
*	Sequential Brands Group Inc.	13,600	109
*	Skullcandy Inc.	16,400	101
*	Eastman Kodak Co.	5,974	96
	Lifetime Brands Inc.	6,025	88
*	Century Communities Inc.	4,912	85
*	Malibu Boats Inc. Class A	6,763	82
*	Inventure Foods Inc.	10,030	78
*	JAKKS Pacific Inc.	9,900	78
*	Lifeway Foods Inc.	8,078	78
*	New Home Co. Inc.	7,785	74
*	Jamba Inc.	7,035	72
	Limoneira Co.	3,951	70
*	Seneca Foods Corp. Class A	1,893	69
	Marine Products Corp.	7,638	65
	LS Starrett Co. Class A	4,950	59
	Nature's Sunshine Products Inc.	6,088	58
	Rocky Brands Inc.	4,880	56
	Acme United Corp.	2,950	54
*	Charles & Colvard Ltd.	52,713	54
*	US Foods Holding Corp.	2,200	53
	Golden Enterprises Inc.	6,718	48
*	Cherokee Inc.	4,265	47
	Escalade Inc.	4,289	44
	P&F Industries Inc. Class A	4,580	43
*	Black Diamond Inc.	8,914	37
	Metaldyne Performance Group Inc.	2,600	36
	Superior Uniform Group Inc.	1,500	29
*	Alliance One International Inc.	1,839	28
*	Natural Alternatives International Inc.	2,300	25
*	Craft Brew Alliance Inc.	2,154	25
*	Dixie Group Inc.	6,200	22
	Unique Fabricating Inc.	1,600	21
*	Zedge Inc. Class B	3,385	16
*	Beazer Homes USA Inc.	1,455	11
*	Willamette Valley Vineyards Inc.	902	8
*	Emerson Radio Corp.	12,062	7
	MCBC Holdings Inc.	434	5
*	Nova Lifestyle Inc.	10,524	4
*	Lipocine Inc.	1,400	4
*	Crystal Rock Holdings Inc.	1,860	1
*	Stanley Furniture Co. Inc.	364	1
			1,798,364
Consumer Services (8.0%)
*	Amazon.com Inc.	308,097	220,480
	Home Depot Inc.	956,499	122,135
	Comcast Corp. Class A	1,859,452	121,218
	Walt Disney Co.	1,122,101	109,764
	McDonald's Corp.	677,422	81,521

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Wal-Mart Stores Inc.	1,085,774	79,283
	CVS Health Corp.	825,031	78,988
	Starbucks Corp.	1,073,270	61,305
	Walgreens Boots Alliance Inc.	662,956	55,204
	Lowe's Cos. Inc.	689,761	54,608
	Costco Wholesale Corp.	337,122	52,942
*	Priceline Group Inc.	37,963	47,393
	Time Warner Inc.	573,315	42,162
	TJX Cos. Inc.	484,344	37,406
*	Charter Communications Inc. Class A	153,336	35,059
	McKesson Corp.	172,064	32,116
	Target Corp.	451,549	31,527
*	Netflix Inc.	312,566	28,594
	Kroger Co.	732,098	26,934
	Yum! Brands Inc.	296,538	24,589
	Twenty-First Century Fox Inc. Class A	836,654	22,632
	Delta Air Lines Inc.	592,318	21,578
*	eBay Inc.	855,269	20,022
	Sysco Corp.	388,214	19,698
	Cardinal Health Inc.	250,393	19,533
	Southwest Airlines Co.	490,419	19,229
*	O'Reilly Automotive Inc.	70,435	19,095
	Dollar General Corp.	199,399	18,744
*	AutoZone Inc.	22,928	18,201
	Ross Stores Inc.	309,192	17,528
	CBS Corp. Class B	313,014	17,041
*	Dollar Tree Inc.	171,518	16,164
	Omnicom Group Inc.	181,611	14,800
	Carnival Corp.	313,434	13,854
	Nielsen Holdings plc	259,081	13,464
	Las Vegas Sands Corp.	301,646	13,119
	L Brands Inc.	188,541	12,657
	American Airlines Group Inc.	437,918	12,397
	Viacom Inc. Class B	271,592	11,263
*	Ulta Salon Cosmetics & Fragrance Inc.	45,869	11,176
	AmerisourceBergen Corp. Class A	139,091	11,033
	Expedia Inc.	94,127	10,006
*	United Continental Holdings Inc.	231,525	9,502
	Starwood Hotels & Resorts Worldwide Inc.	128,453	9,499
	Tractor Supply Co.	103,347	9,423
	Hilton Worldwide Holdings Inc.	417,553	9,407
*	Chipotle Mexican Grill Inc. Class A	22,941	9,240
	Royal Caribbean Cruises Ltd.	132,344	8,887
	Twenty-First Century Fox Inc.	321,079	8,749
*	Liberty Interactive Corp. QVC Group Class A	343,862	8,724
	Advance Auto Parts Inc.	53,004	8,567
*	DISH Network Corp. Class A	160,957	8,434
	Marriott International Inc. Class A	126,709	8,421
*	MGM Resorts International	358,605	8,115
	Whole Foods Market Inc.	252,308	8,079
	Macy's Inc.	235,285	7,908
*	CarMax Inc.	149,568	7,333
	Interpublic Group of Cos. Inc.	297,490	6,872
	Best Buy Co. Inc.	216,208	6,616
	Wyndham Worldwide Corp.	84,846	6,044
*	IHS Inc. Class A	51,709	5,978
	Aramark	177,265	5,924
*	Rite Aid Corp.	786,550	5,891
	Foot Locker Inc.	105,842	5,807
	Darden Restaurants Inc.	90,822	5,753
	Wynn Resorts Ltd.	62,153	5,634
	Kohl's Corp.	146,262	5,546
	Alaska Air Group Inc.	93,583	5,455
*	TripAdvisor Inc.	84,752	5,450

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Sirius XM Holdings Inc.	1,325,132	5,234
	Signet Jewelers Ltd.	60,870	5,016
	Tiffany & Co.	81,972	4,971
	Domino's Pizza Inc.	37,679	4,950
*	Norwegian Cruise Line Holdings Ltd.	123,280	4,911
	Bed Bath & Beyond Inc.	111,238	4,808
*	Discovery Communications Inc.	197,089	4,701
	FactSet Research Systems Inc.	28,842	4,656
*	Liberty SiriusXM Group	149,847	4,626
	Staples Inc.	501,776	4,325
	Sabre Corp.	157,810	4,228
*	ServiceMaster Global Holdings Inc.	105,881	4,214
	News Corp. Class A	369,750	4,197
	H&R Block Inc.	182,135	4,189
	KAR Auction Services Inc.	99,203	4,141
	Casey's General Stores Inc.	31,233	4,107
*	JetBlue Airways Corp.	243,869	4,038
	Service Corp. International	146,383	3,958
*	Burlington Stores Inc.	58,234	3,885
	Scripps Networks Interactive Inc. Class A	62,127	3,869
*	VCA Inc.	55,956	3,783
	Vail Resorts Inc.	27,267	3,769
*	Copart Inc.	76,715	3,760
	TEGNA Inc.	161,834	3,750
	Dun & Bradstreet Corp.	30,049	3,661
*	Panera Bread Co. Class A	17,115	3,627
	Nordstrom Inc.	95,158	3,621
	Gap Inc.	161,005	3,417
*	Sally Beauty Holdings Inc.	113,444	3,336
	Williams-Sonoma Inc.	63,221	3,296
	Six Flags Entertainment Corp.	55,370	3,209
^	Cracker Barrel Old Country Store Inc.	18,506	3,173
*	Hertz Global Holdings Inc.	282,702	3,130
	Dick's Sporting Goods Inc.	66,752	3,008
	Dunkin' Brands Group Inc.	67,791	2,957
	Cinemark Holdings Inc.	76,011	2,771
*	Discovery Communications Inc. Class A	108,792	2,745
*	AutoNation Inc.	57,236	2,689
*	AMC Networks Inc. Class A	44,372	2,681
*	Madison Square Garden Co. Class A	15,411	2,659
*	Sprouts Farmers Market Inc.	113,026	2,588
*	Spirit Airlines Inc.	56,568	2,538
	CST Brands Inc.	58,852	2,535
*	Live Nation Entertainment Inc.	103,010	2,421
	Tribune Media Co. Class A	60,258	2,361
*	Murphy USA Inc.	31,099	2,306
	Rollins Inc.	77,172	2,259
	GameStop Corp. Class A	83,956	2,232
*	DreamWorks Animation SKG Inc. Class A	54,585	2,231
	Jack in the Box Inc.	25,920	2,227
*	Liberty SiriusXM Group	69,816	2,189
	Texas Roadhouse Inc. Class A	46,859	2,137
*	Avis Budget Group Inc.	66,276	2,136
*	Bright Horizons Family Solutions Inc.	31,797	2,108
*	Starz	70,341	2,105
*	Pandora Media Inc.	167,165	2,081
	American Eagle Outfitters Inc.	127,980	2,039
*	Michaels Cos. Inc.	70,597	2,008
	Graham Holdings Co. Class B	4,086	2,000
	Brinker International Inc.	42,830	1,950
*	Beacon Roofing Supply Inc.	42,472	1,931
*	Buffalo Wild Wings Inc.	13,866	1,927
*	JC Penney Co. Inc.	210,726	1,871
	Big Lots Inc.	37,282	1,868

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Urban Outfitters Inc.	67,397	1,853
*	Yelp Inc. Class A	59,900	1,819
*	Cabela's Inc.	36,075	1,806
	Bloomin' Brands Inc.	99,894	1,785
*	United Natural Foods Inc.	37,923	1,775
	John Wiley & Sons Inc. Class A	33,985	1,773
^	Lions Gate Entertainment Corp.	87,537	1,771
*	GrubHub Inc.	56,800	1,765
	Dolby Laboratories Inc. Class A	36,530	1,748
	Matthews International Corp. Class A	30,838	1,716
	Meredith Corp.	33,024	1,714
	AMERCO	4,547	1,703
	PriceSmart Inc.	17,901	1,675
	Cable One Inc.	3,266	1,670
*	WebMD Health Corp.	28,674	1,666
*	Five Below Inc.	35,867	1,665
	Wendy's Co.	169,776	1,633
	Sinclair Broadcast Group Inc. Class A	53,230	1,589
*	Hawaiian Holdings Inc.	40,724	1,546
	Chemed Corp.	11,328	1,544
	Allegiant Travel Co. Class A	10,048	1,522
*	Houghton Mifflin Harcourt Co.	96,854	1,514
^	Regal Entertainment Group Class A	68,404	1,508
	Cheesecake Factory Inc.	30,986	1,492
	Core-Mark Holding Co. Inc.	31,624	1,482
	Monro Muffler Brake Inc.	22,902	1,456
	Morningstar Inc.	17,683	1,446
	Hillenbrand Inc.	47,066	1,414
*	Acxiom Corp.	64,293	1,414
	Time Inc.	85,852	1,413
	Papa John's International Inc.	20,676	1,406
*	Grand Canyon Education Inc.	34,004	1,357
	New York Times Co. Class A	109,434	1,324
	Interval Leisure Group Inc.	82,819	1,317
	Churchill Downs Inc.	10,393	1,313
*	Liberty TripAdvisor Holdings Inc. Class A	58,562	1,281
*	Office Depot Inc.	385,205	1,275
	Choice Hotels International Inc.	26,769	1,275
	GNC Holdings Inc. Class A	51,694	1,256
	Aaron's Inc.	56,492	1,237
*	Dave & Buster's Entertainment Inc.	26,305	1,231
*	Diplomat Pharmacy Inc.	34,644	1,213
*	Krispy Kreme Doughnuts Inc.	57,106	1,197
	DineEquity Inc.	13,939	1,182
	Sotheby's	43,128	1,182
	DSW Inc. Class A	55,596	1,178
*	Genesco Inc.	18,138	1,166
	Children's Place Inc.	14,430	1,157
	Gannett Co. Inc.	83,595	1,154
*,^	SolarCity Corp.	47,600	1,139
	SkyWest Inc.	42,766	1,132
	Lithia Motors Inc. Class A	15,709	1,116
*	Shutterfly Inc.	23,878	1,113
*	Media General Inc.	64,660	1,112
	HSN Inc.	21,959	1,074
*	Hyatt Hotels Corp. Class A	21,700	1,066
	Chico's FAS Inc.	97,894	1,048
	Dillard's Inc. Class A	17,275	1,047
*	Boyd Gaming Corp.	56,217	1,034
*	Groupon Inc. Class A	312,294	1,015
	Sonic Corp.	36,826	996
*	Popeyes Louisiana Kitchen Inc.	17,987	983
*	Penn National Gaming Inc.	70,093	978
	Nexstar Broadcasting Group Inc. Class A	20,476	974

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Abercrombie & Fitch Co.	54,622	973
	Penske Automotive Group Inc.	30,741	967
*	SUPERVALU Inc.	204,073	963
*	Stamps.com Inc.	10,788	943
	Marriott Vacations Worldwide Corp.	13,718	940
*	Express Inc.	64,500	936
	SpartanNash Co.	30,091	920
	Extended Stay America Inc.	61,266	916
*	Diamond Resorts International Inc.	30,125	903
*	Asbury Automotive Group Inc.	17,089	901
	Caleres Inc.	35,828	867
*	EW Scripps Co. Class A	53,339	845
*	Virgin America Inc.	14,999	843
	Group 1 Automotive Inc.	16,723	825
*	Apollo Education Group Inc.	90,384	824
*	Caesars Acquisition Co. Class A	73,267	822
*	Belmond Ltd. Class A	81,755	809
*	Rush Enterprises Inc. Class A	35,705	769
*	comScore Inc.	32,011	764
	SeaWorld Entertainment Inc.	53,000	760
*	Restoration Hardware Holdings Inc.	26,200	751
*	Gray Television Inc.	69,079	750
	Finish Line Inc. Class A	37,093	749
	Cato Corp. Class A	19,785	746
	Scholastic Corp.	18,751	743
	DeVry Education Group Inc.	39,912	712
*	Denny's Corp.	66,199	710
*	Ascena Retail Group Inc.	101,609	710
*	Quotient Technology Inc.	52,200	700
*	Performance Food Group Co.	25,937	698
	ClubCorp Holdings Inc.	52,984	689
	Guess? Inc.	45,663	687
	Bob Evans Farms Inc.	17,820	676
^	Buckle Inc.	25,989	675
*	Hibbett Sports Inc.	19,289	671
*	Liberty Media Group	35,171	667
*	MSG Networks Inc.	42,961	659
*,^	Mattress Firm Holding Corp.	19,358	649
	MDC Partners Inc. Class A	34,796	636
*	Ollie's Bargain Outlet Holdings Inc.	25,419	633
*	BJ's Restaurants Inc.	14,075	617
	AMC Entertainment Holdings Inc.	22,277	615
*	Strayer Education Inc.	12,190	599
	International Speedway Corp. Class A	17,499	585
	New Media Investment Group Inc.	31,832	575
*	Vitamin Shoppe Inc.	18,521	566
*	Pinnacle Entertainment Inc.	49,913	553
*	Fiesta Restaurant Group Inc.	25,211	550
	Barnes & Noble Inc.	46,568	529
*	Zoe's Kitchen Inc.	14,569	528
*	Providence Service Corp.	11,612	521
*	Etsy Inc.	53,700	515
	Fred's Inc. Class A	31,791	512
*	Chuy's Holdings Inc.	14,662	507
	Ingles Markets Inc. Class A	13,209	493
*	TrueCar Inc.	62,100	488
*	Wingstop Inc.	17,834	486
	PetMed Express Inc.	25,701	482
*	Carmike Cinemas Inc.	15,527	468
*	Tile Shop Holdings Inc.	23,506	467
	Sonic Automotive Inc. Class A	27,233	466
	Tailored Brands Inc.	36,707	465
*	La Quinta Holdings Inc.	40,741	464
	National CineMedia Inc.	28,143	436

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Capella Education Co.	7,860	414
	Weis Markets Inc.	8,026	406
*	Red Robin Gourmet Burgers Inc.	8,221	390
*	Rubicon Project Inc.	28,128	384
*	Career Education Corp.	63,788	380
*	Bankrate Inc.	50,718	379
*	Francesca's Holdings Corp.	33,900	375
	World Wrestling Entertainment Inc. Class A	20,153	371
	Entercom Communications Corp. Class A	27,038	367
*	Clean Energy Fuels Corp.	105,600	366
*	XO Group Inc.	20,857	364
*	Potbelly Corp.	28,950	363
	Ruth's Hospitality Group Inc.	21,850	349
*	Liberty Braves Group	23,720	348
	Rent-A-Center Inc.	27,763	341
*	MarineMax Inc.	19,961	339
*	Lumber Liquidators Holdings Inc.	21,367	329
	Marcus Corp.	15,559	328
	Carriage Services Inc. Class A	13,202	313
*	Liberty Media Group Class A	16,179	310
*	Regis Corp.	24,237	302
*	Shake Shack Inc. Class A	8,059	294
*	Del Frisco's Restaurant Group Inc.	19,976	286
*	Scientific Games Corp. Class A	30,980	285
*	Del Taco Restaurants Inc.	31,200	284
*	Planet Fitness Inc. Class A	14,975	283
*	Isle of Capri Casinos Inc.	15,073	276
*	Biglari Holdings Inc.	680	274
*	Daily Journal Corp.	1,128	267
*,^	Weight Watchers International Inc.	22,900	266
*	SP Plus Corp.	11,737	265
*	tronc Inc.	19,200	265
	Shoe Carnival Inc.	10,511	263
*	Carrols Restaurant Group Inc.	21,476	256
*	TechTarget Inc.	31,042	251
*	Chefs' Warehouse Inc.	15,709	251
	Entravision Communications Corp. Class A	37,271	250
*	Boot Barn Holdings Inc.	28,400	245
*	Smart & Final Stores Inc.	16,426	245
*	RetailMeNot Inc.	31,200	241
*	Eldorado Resorts Inc.	15,634	238
*	Red Rock Resorts Inc. Class A	10,720	236
*	Bojangles' Inc.	13,819	234
*	Ruby Tuesday Inc.	62,948	227
*	FTD Cos. Inc.	8,853	221
*	Party City Holdco Inc.	15,498	216
*	Global Eagle Entertainment Inc.	32,463	216
*	El Pollo Loco Holdings Inc.	16,500	215
*	1-800-Flowers.com Inc. Class A	23,555	212
*	Full House Resorts Inc.	102,362	207
*	Tuesday Morning Corp.	29,321	206
	Blue Nile Inc.	7,300	200
*	American Public Education Inc.	6,800	191
	Haverty Furniture Cos. Inc.	10,595	191
	Pier 1 Imports Inc.	36,548	188
*	Lindblad Expeditions Holdings Inc.	19,500	188
*	K12 Inc.	14,900	186
*	Barnes & Noble Education Inc.	17,283	175
*	Overstock.com Inc.	10,886	175
	Saga Communications Inc. Class A	4,416	175
*	America's Car-Mart Inc.	6,119	173
*	Kirkland's Inc.	11,486	169
*	TubeMogul Inc.	13,800	164
	Stein Mart Inc.	21,111	163

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Caesars Entertainment Corp.	20,800	160
*	Angie's List Inc.	24,490	159
*	Conn's Inc.	20,994	158
	Collectors Universe Inc.	7,501	148
*	Liquidity Services Inc.	18,603	146
*	Reading International Inc. Class A	11,662	146
	Speedway Motorsports Inc.	8,106	144
	Golden Entertainment Inc.	12,142	142
	Citi Trends Inc.	9,013	140
*	West Marine Inc.	16,389	138
*	Titan Machinery Inc.	11,700	130
*	Townsquare Media Inc. Class A	16,400	129
*	Monarch Casino & Resort Inc.	5,883	129
*	Destination XL Group Inc.	27,724	127
*	Habit Restaurants Inc. Class A	7,100	116
*	J Alexander's Holdings Inc.	11,698	116
^	Natural Health Trends Corp.	4,000	113
*	Intrawest Resorts Holdings Inc.	8,610	112
*	Duluth Holdings Inc.	4,500	110
*	PCM Inc.	9,786	109
	Village Super Market Inc. Class A	3,510	101
*	Leap Wireless International Inc CVR	39,632	100
*	Zumiez Inc.	6,900	99
*	Bravo Brio Restaurant Group Inc.	12,003	98
*	Liberty Braves Group Class A	6,471	97
*	Sears Holdings Corp.	7,100	97
*	Autobytel Inc.	6,554	91
*	Radio One Inc.	28,183	90
*	Sportsman's Warehouse Holdings Inc.	11,000	89
*,^	Lands' End Inc.	5,256	86
*	Trupanion Inc.	6,400	85
	CSS Industries Inc.	3,040	82
*	Noodles & Co. Class A	7,600	74
	McClatchy Co. Class A	4,700	69
*	Sears Hometown and Outlet Stores Inc.	10,000	67
	Winmark Corp.	663	66
*	Kona Grill Inc.	6,103	65
*	Build-A-Bear Workshop Inc.	4,746	64
*	Remark Media Inc.	14,727	62
*	Avid Technology Inc.	10,623	62
	Destination Maternity Corp.	10,343	61
*	Care.com Inc.	5,120	60
*	CafePress Inc.	19,289	60
*	Luby's Inc.	10,342	52
*	Century Casinos Inc.	7,747	48
	CBS Corp. Class A	800	46
*	Red Lion Hotels Corp.	5,286	38
	Ark Restaurants Corp.	1,599	36
*	ITT Educational Services Inc.	18,431	35
*	Profire Energy Inc.	30,130	33
*	Papa Murphy's Holdings Inc.	5,000	33
*	Emmis Communications Corp. Class A	37,190	27
*	Marchex Inc. Class B	7,400	24
*	Famous Dave's of America Inc.	4,588	23
*,^	FunctionX Inc.	77,926	22
*	Insignia Systems Inc.	9,200	20
*	Rave Restaurant Group Inc.	5,000	20
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Gaiam Inc. Class A	2,251	17
	Clear Channel Outdoor Holdings Inc. Class A	2,800	17
	Big 5 Sporting Goods Corp.	1,878	17
*	Tilly's Inc. Class A	2,905	17
	RCI Hospitality Holdings Inc.	1,511	15
*	Hemisphere Media Group Inc. Class A	1,300	15

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	A H Belo Corp. Class A	3,025	15
	TheStreet Inc.	12,030	14
*	Cambium Learning Group Inc.	2,620	12
*	Lee Enterprises Inc.	5,325	10
*	Nathan's Famous Inc.	200	9
*	Spark Networks Inc.	5,500	9
*	Gaming Partners International Corp.	800	7
	Liberty Tax Inc.	530	7
*	Fogo De Chao Inc.	537	7
*	Live Ventures Inc.	3,600	5
*	New York & Co. Inc.	2,966	4
*	Bridgepoint Education Inc.	171	1
*	SPAR Group Inc.	1,100	1
	Beasley Broadcast Group Inc. Class A	227	1
*	Gerber Scientific Inc. CVR	16,800	—
			2,258,630
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	1,362,005	197,205
	JPMorgan Chase & Co.	2,796,219	173,757
	Wells Fargo & Co.	3,505,276	165,905
	Visa Inc. Class A	1,462,986	108,510
	Bank of America Corp.	7,812,221	103,668
	Citigroup Inc.	2,229,007	94,488
	MasterCard Inc. Class A	749,075	65,964
	Simon Property Group Inc.	237,714	51,560
	US Bancorp	1,255,144	50,620
	Chubb Ltd.	338,314	44,221
	American International Group Inc.	814,233	43,065
	Goldman Sachs Group Inc.	284,642	42,292
	American Express Co.	620,665	37,712
	American Tower Corporation	325,833	37,018
	PNC Financial Services Group Inc.	379,276	30,869
	Bank of New York Mellon Corp.	784,793	30,489
	Public Storage	113,460	28,999
	Morgan Stanley	1,107,086	28,762
	BlackRock Inc.	81,117	27,785
	Marsh & McLennan Cos. Inc.	401,582	27,492
	MetLife Inc.	669,100	26,650
	Travelers Cos. Inc.	223,255	26,576
	Crown Castle International Corp.	258,183	26,187
	Capital One Financial Corp.	395,224	25,101
	Prudential Financial Inc.	344,534	24,579
	CME Group Inc.	248,170	24,172
	Charles Schwab Corp.	909,299	23,014
	Aflac Inc.	314,528	22,696
	Aon plc	205,459	22,442
	Intercontinental Exchange Inc.	87,544	22,408
	BB&T Corp.	613,141	21,834
	S&P Global Inc.	203,097	21,784
	Welltower Inc.	273,219	20,811
	Equinix Inc.	52,873	20,500
	Allstate Corp.	288,066	20,150
	Prologis Inc.	397,448	19,491
	Equity Residential	278,892	19,210
	AvalonBay Communities Inc.	105,058	18,951
	Ventas Inc.	258,782	18,844
	Weyerhaeuser Co.	600,011	17,862
	Discover Financial Services	314,531	16,856
*	Berkshire Hathaway Inc. Class A	74	16,056
*	Synchrony Financial	634,369	16,037
	SunTrust Banks Inc.	387,082	15,901
	State Street Corp.	290,315	15,654
	Boston Properties Inc.	117,114	15,447
	Progressive Corp.	423,871	14,200

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Hartford Financial Services Group Inc.	310,408	13,776
	Realty Income Corp.	197,715	13,713
	Digital Realty Trust Inc.	120,527	13,136
	T. Rowe Price Group Inc.	178,294	13,010
	General Growth Properties Inc.	431,062	12,854
	M&T Bank Corp.	107,632	12,725
	Vornado Realty Trust	126,902	12,705
	Willis Towers Watson plc	101,539	12,622
	HCP Inc.	355,996	12,595
	Moody's Corp.	126,537	11,858
	Equifax Inc.	89,115	11,442
	Essex Property Trust Inc.	49,742	11,346
	Ameriprise Financial Inc.	126,173	11,337
	Northern Trust Corp.	166,628	11,041
	Fifth Third Bancorp	614,600	10,811
*	Markel Corp.	10,331	9,843
	Macerich Co.	113,555	9,696
	Principal Financial Group Inc.	233,577	9,602
	Host Hotels & Resorts Inc.	585,492	9,491
	Kimco Realty Corp.	297,941	9,349
	Loews Corp.	221,683	9,109
	Franklin Resources Inc.	271,700	9,067
	Cincinnati Financial Corp.	120,671	9,037
	Federal Realty Investment Trust	54,279	8,986
	Regions Financial Corp.	1,025,656	8,728
	Extra Space Storage Inc.	90,598	8,384
	SL Green Realty Corp.	78,611	8,370
	Invesco Ltd.	322,113	8,227
	Citizens Financial Group Inc.	409,354	8,179
	First Republic Bank	111,577	7,809
	Annaly Capital Management Inc.	693,945	7,682
	FNF Group	203,910	7,647
*	Liberty Broadband Corp.	127,423	7,645
	XL Group plc Class A	223,059	7,430
	UDR Inc.	200,673	7,409
	Western Union Co.	378,710	7,264
	Duke Realty Corp.	270,271	7,205
	VEREIT Inc.	709,489	7,194
	Lincoln National Corp.	183,653	7,120
	KeyCorp	611,618	6,758
*	Arch Capital Group Ltd.	90,493	6,515
	Arthur J Gallagher & Co.	136,136	6,480
	Regency Centers Corp.	74,393	6,229
	Iron Mountain Inc.	152,377	6,069
	Mid-America Apartment Communities Inc.	56,878	6,052
	Unum Group	187,872	5,972
*	Alleghany Corp.	10,803	5,937
*	Affiliated Managers Group Inc.	41,695	5,869
*	Ally Financial Inc.	340,472	5,812
	Alexandria Real Estate Equities Inc.	56,072	5,805
	Everest Re Group Ltd.	31,506	5,755
*	CBRE Group Inc. Class A	216,508	5,733
	Nasdaq Inc.	87,790	5,677
	Comerica Inc.	137,228	5,644
	Camden Property Trust	63,813	5,642
	National Retail Properties Inc.	107,026	5,535
	Huntington Bancshares Inc.	615,894	5,506
	New York Community Bancorp Inc.	358,007	5,367
	SEI Investments Co.	111,494	5,364
	Torchmark Corp.	85,576	5,290
	CIT Group Inc.	163,646	5,222
	American Campus Communities Inc.	98,519	5,209
	WP Carey Inc.	74,958	5,204
	TD Ameritrade Holding Corp.	180,998	5,154

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	MSCI Inc. Class A	66,548	5,132
*	E*TRADE Financial Corp.	215,795	5,069
	Apartment Investment & Management Co.	114,067	5,037
	Gaming and Leisure Properties Inc.	145,958	5,033
	Omega Healthcare Investors Inc.	146,352	4,969
	Raymond James Financial Inc.	100,534	4,956
	American Capital Agency Corp.	249,812	4,951
	Kilroy Realty Corp.	72,185	4,785
*	Signature Bank	38,117	4,762
	Reinsurance Group of America Inc. Class A	48,009	4,656
	Equity LifeStyle Properties Inc.	58,072	4,649
	Spirit Realty Capital Inc.	360,459	4,603
	DDR Corp.	246,477	4,471
	Brixmor Property Group Inc.	163,745	4,333
	Liberty Property Trust	107,481	4,269
	CBOE Holdings Inc.	63,461	4,228
	Forest City Realty Trust Inc. Class A	189,260	4,222
	Assurant Inc.	48,174	4,158
	Lamar Advertising Co. Class A	61,540	4,080
	Highwoods Properties Inc.	76,988	4,065
	CubeSmart	131,415	4,058
	WR Berkley Corp.	67,370	4,037
	Voya Financial Inc.	162,468	4,023
	MarketAxess Holdings Inc.	27,355	3,977
	Zions Bancorporation	158,272	3,977
	Senior Housing Properties Trust	190,401	3,966
*	SVB Financial Group	40,309	3,836
	Starwood Property Trust Inc.	182,817	3,788
	American Financial Group Inc.	50,925	3,765
	RenaissanceRe Holdings Ltd.	31,671	3,719
*	Liberty Ventures Class A	98,729	3,660
	Axis Capital Holdings Ltd.	66,268	3,645
	Sovran Self Storage Inc.	34,716	3,642
	EPR Properties	45,099	3,639
	Douglas Emmett Inc.	101,451	3,604
	East West Bancorp Inc.	104,726	3,580
*,^	Zillow Group Inc.	97,817	3,549
	Weingarten Realty Investors	84,528	3,450
	Jones Lang LaSalle Inc.	35,065	3,417
	STORE Capital Corp.	114,942	3,385
	Corrections Corp. of America	95,656	3,350
	Communications Sales & Leasing Inc.	115,250	3,331
	Sun Communities Inc.	43,452	3,330
	Navient Corp.	277,106	3,311
	People's United Financial Inc.	225,716	3,309
	First American Financial Corp.	81,683	3,285
	PacWest Bancorp	82,318	3,275
	Old Republic International Corp.	169,715	3,274
	DCT Industrial Trust Inc.	67,822	3,258
	Healthcare Trust of America Inc. Class A	100,252	3,242
*	Realogy Holdings Corp.	111,591	3,238
*	Howard Hughes Corp.	28,252	3,230
	American Homes 4 Rent Class A	157,676	3,229
	Hospitality Properties Trust	110,399	3,179
	First Horizon National Corp.	227,650	3,137
	CyrusOne Inc.	56,042	3,119
	Healthcare Realty Trust Inc.	87,975	3,078
	Brown & Brown Inc.	82,088	3,076
	Endurance Specialty Holdings Ltd.	45,661	3,067
	Taubman Centers Inc.	41,319	3,066
	Retail Properties of America Inc.	180,286	3,047
	Medical Properties Trust Inc.	198,641	3,021
	Lazard Ltd. Class A	99,750	2,971
	Umpqua Holdings Corp.	187,833	2,906

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Two Harbors Investment Corp.	338,017	2,893
	Cullen/Frost Bankers Inc.	45,294	2,887
	Assured Guaranty Ltd.	111,980	2,841
	Commerce Bancshares Inc.	59,248	2,838
	Tanger Factory Outlet Centers Inc.	69,786	2,804
	DuPont Fabros Technology Inc.	58,939	2,802
	White Mountains Insurance Group Ltd.	3,307	2,784
	Gramercy Property Trust	301,978	2,784
	Prosperity Bancshares Inc.	53,823	2,744
	Eaton Vance Corp.	77,610	2,743
*	Equity Commonwealth	92,546	2,696
	Validus Holdings Ltd.	55,290	2,687
	Investors Bancorp Inc.	239,073	2,649
	First Industrial Realty Trust Inc.	95,204	2,649
	Synovus Financial Corp.	90,533	2,625
	New Residential Investment Corp.	186,400	2,580
	Hanover Insurance Group Inc.	30,467	2,578
	Piedmont Office Realty Trust Inc. Class A	119,361	2,571
	First Niagara Financial Group Inc.	255,801	2,491
	CNO Financial Group Inc.	141,632	2,473
	FirstMerit Corp.	120,659	2,446
	Blackstone Mortgage Trust Inc. Class A	88,110	2,438
	Allied World Assurance Co. Holdings AG	68,996	2,425
	Outfront Media Inc.	100,118	2,420
	Post Properties Inc.	39,478	2,410
	PrivateBancorp Inc.	54,649	2,406
	Equity One Inc.	74,740	2,405
	Aspen Insurance Holdings Ltd.	51,600	2,393
	Legg Mason Inc.	80,831	2,384
	Acadia Realty Trust	66,095	2,348
	Apple Hospitality REIT Inc.	122,405	2,302
	Rayonier Inc.	87,311	2,291
	Popular Inc.	78,100	2,288
	MFA Financial Inc.	314,403	2,286
	Webster Financial Corp.	66,684	2,264
	MB Financial Inc.	62,231	2,258
	BankUnited Inc.	71,618	2,200
*	Western Alliance Bancorp	67,021	2,188
	Federated Investors Inc. Class B	75,572	2,175
	LaSalle Hotel Properties	92,173	2,173
	Bank of the Ozarks Inc.	57,684	2,164
	Sunstone Hotel Investors Inc.	178,891	2,159
	RLI Corp.	31,324	2,154
	Bank of Hawaii Corp.	31,179	2,145
	Chimera Investment Corp.	136,255	2,139
	Brandywine Realty Trust	126,342	2,123
	Education Realty Trust Inc.	45,845	2,115
*	SLM Corp.	341,970	2,113
	Hancock Holding Co.	80,908	2,112
	Physicians Realty Trust	99,800	2,097
	Washington Federal Inc.	85,635	2,077
	ProAssurance Corp.	38,432	2,058
	Urban Edge Properties	68,662	2,050
	Primerica Inc.	35,649	2,041
	Retail Opportunity Investments Corp.	93,592	2,028
	Corporate Office Properties Trust	68,206	2,017
	Wintrust Financial Corp.	39,359	2,007
	Erie Indemnity Co. Class A	19,917	1,979
	Columbia Property Trust Inc.	92,288	1,975
	CoreSite Realty Corp.	22,197	1,969
	RLJ Lodging Trust	91,471	1,962
	Paramount Group Inc.	122,305	1,950
	National Health Investors Inc.	25,752	1,934
	Trustmark Corp.	77,501	1,926

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	FNB Corp.	151,382	1,898
	Hudson Pacific Properties Inc.	64,548	1,883
*	Texas Capital Bancshares Inc.	40,238	1,882
	Washington REIT	59,418	1,869
	GEO Group Inc.	54,060	1,848
	Glacier Bancorp Inc.	69,466	1,846
	Radian Group Inc.	175,926	1,833
	QTS Realty Trust Inc. Class A	32,690	1,830
	Associated Banc-Corp	104,932	1,800
	Select Income REIT	69,237	1,799
	WP Glimcher Inc.	160,562	1,797
	United Bankshares Inc.	47,812	1,793
*	Stifel Financial Corp.	56,947	1,791
	AmTrust Financial Services Inc.	72,537	1,777
	IBERIABANK Corp.	29,711	1,775
	Janus Capital Group Inc.	123,348	1,717
	Home BancShares Inc.	86,752	1,717
	Xenia Hotels & Resorts Inc.	101,265	1,699
	Fulton Financial Corp.	124,807	1,685
	Kite Realty Group Trust	57,929	1,624
	First Citizens BancShares Inc.	6,267	1,623
	Pebblebrook Hotel Trust	61,538	1,615
	Care Capital Properties Inc.	60,983	1,598
	DiamondRock Hospitality Co.	176,410	1,593
	South State Corp.	23,196	1,578
	NBT Bancorp Inc.	54,920	1,572
	Cousins Properties Inc.	151,071	1,571
	Mack-Cali Realty Corp.	57,982	1,565
	BancorpSouth Inc.	68,072	1,545
	Interactive Brokers Group Inc.	43,572	1,542
*	HRG Group Inc.	112,083	1,539
	Ryman Hospitality Properties Inc.	30,341	1,537
	First Financial Bankshares Inc.	46,718	1,532
	Empire State Realty Trust Inc.	80,294	1,525
	Colony Capital Inc. Class A	99,184	1,522
	NorthStar Realty Finance Corp.	133,059	1,521
	UMB Financial Corp.	28,508	1,517
	LTC Properties Inc.	29,299	1,516
	International Bancshares Corp.	57,768	1,507
	Selective Insurance Group Inc.	39,406	1,506
	Kennedy-Wilson Holdings Inc.	79,207	1,502
	NorthStar Asset Management Group Inc.	146,909	1,500
	CBL & Associates Properties Inc.	160,785	1,497
	TFS Financial Corp.	86,350	1,487
	Cathay General Bancorp	52,506	1,481
	EastGroup Properties Inc.	21,413	1,476
*	MGIC Investment Corp.	247,349	1,472
	Valley National Bancorp	160,326	1,462
	American Assets Trust Inc.	34,375	1,459
	PS Business Parks Inc.	13,735	1,457
	CVB Financial Corp.	88,452	1,450
	Government Properties Income Trust	62,718	1,446
	Colony Starwood Homes	46,873	1,426
	Lexington Realty Trust	140,031	1,416
	Community Bank System Inc.	34,227	1,406
	Great Western Bancorp Inc.	44,551	1,405
	Sterling Bancorp	89,353	1,403
	American National Insurance Co.	12,159	1,376
*	Enstar Group Ltd.	8,430	1,366
*,^	Zillow Group Inc. Class A	37,054	1,358
	Invesco Mortgage Capital Inc.	98,890	1,354
	CYS Investments Inc.	161,472	1,352
*	Blackhawk Network Holdings Inc.	40,062	1,342
	Hatteras Financial Corp.	81,700	1,340

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	TCF Financial Corp.	105,067	1,329
	LPL Financial Holdings Inc.	58,836	1,326
	EverBank Financial Corp.	89,027	1,323
	Potlatch Corp.	38,410	1,310
*	Hilltop Holdings Inc.	62,227	1,306
	First Midwest Bancorp Inc.	73,642	1,293
	Parkway Properties Inc.	77,211	1,292
	Pinnacle Financial Partners Inc.	26,153	1,278
	Columbia Banking System Inc.	45,475	1,276
	Sabra Health Care REIT Inc.	61,066	1,260
	Chesapeake Lodging Trust	53,833	1,252
	Evercore Partners Inc. Class A	28,082	1,241
	American Capital Mortgage Investment Corp.	78,338	1,237
	Monogram Residential Trust Inc.	120,142	1,227
^	WisdomTree Investments Inc.	122,283	1,197
*	Eagle Bancorp Inc.	24,785	1,192
	Argo Group International Holdings Ltd.	22,950	1,191
	Capitol Federal Financial Inc.	84,270	1,176
	First Cash Financial Services Inc.	22,756	1,168
	STAG Industrial Inc.	48,829	1,163
	Waddell & Reed Financial Inc. Class A	67,429	1,161
	Alexander & Baldwin Inc.	31,926	1,154
	LegacyTexas Financial Group Inc.	42,865	1,153
	BGC Partners Inc. Class A	132,398	1,153
^	Chemical Financial Corp.	30,292	1,130
	Old National Bancorp	90,147	1,130
	Mercury General Corp.	20,623	1,096
	United Community Banks Inc.	59,699	1,092
*,^	Credit Acceptance Corp.	5,716	1,058
	Global Net Lease Inc.	132,438	1,053
	Westamerica Bancorporation	21,107	1,040
	Renasant Corp.	32,017	1,035
	Astoria Financial Corp.	66,561	1,020
	BOK Financial Corp.	16,240	1,018
	New York REIT Inc.	109,164	1,010
	Horace Mann Educators Corp.	29,770	1,006
	Boston Private Financial Holdings Inc.	85,252	1,004
	PennyMac Mortgage Investment Trust	61,265	994
*,^	LendingClub Corp.	230,300	990
	Redwood Trust Inc.	71,138	982
	Pennsylvania REIT	45,628	979
	Terreno Realty Corp.	37,620	973
	Independent Bank Corp.	21,031	961
	Towne Bank	44,109	955
	National General Holdings Corp.	44,570	955
*	Essent Group Ltd.	43,500	949
*	HealthEquity Inc.	31,116	945
	ServisFirst Bancshares Inc.	19,029	940
	Talmer Bancorp Inc. Class A	48,801	935
	Northwest Bancshares Inc.	63,035	935
	Financial Engines Inc.	36,089	934
	Ramco-Gershenson Properties Trust	47,503	932
	First Financial Bancorp	47,516	924
	Kemper Corp.	29,803	923
	Simmons First National Corp. Class A	19,897	919
*	Genworth Financial Inc. Class A	355,815	918
	Franklin Street Properties Corp.	74,751	917
	BBCN Bancorp Inc.	61,185	913
*	Santander Consumer USA Holdings Inc.	88,300	912
	Lakeland Financial Corp.	19,141	900
	American Equity Investment Life Holding Co.	62,216	887
	Park National Corp.	9,646	885
	Navigators Group Inc.	9,426	867
	Chatham Lodging Trust	38,985	857

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	WesBanco Inc.	27,572	856
	Meridian Bancorp Inc.	57,888	856
	AMERISAFE Inc.	13,891	850
	Nelnet Inc. Class A	24,372	847
	Rexford Industrial Realty Inc.	40,081	845
*	MBIA Inc.	123,687	845
	Capstead Mortgage Corp.	86,964	844
*	PRA Group Inc.	34,740	839
	First Commonwealth Financial Corp.	90,842	836
	Summit Hotel Properties Inc.	62,382	826
	Yadkin Financial Corp.	32,676	820
*	Green Dot Corp. Class A	35,233	810
*	Black Knight Financial Services Inc. Class A	21,479	808
	Banner Corp.	18,894	804
	WSFS Financial Corp.	24,835	799
	Provident Financial Services Inc.	40,366	793
	Four Corners Property Trust Inc.	38,138	785
	Cash America International Inc.	18,295	780
*	OneMain Holdings Inc. Class A	34,065	777
*	KCG Holdings Inc. Class A	58,132	773
*	FNFV Group	67,266	772
	Stewart Information Services Corp.	18,408	762
	BNC Bancorp	33,406	759
	Union Bankshares Corp.	29,955	740
^	Seritage Growth Properties Class A	14,817	738
	ARMOUR Residential REIT Inc.	36,417	728
	First Merchants Corp.	28,865	720
*	FCB Financial Holdings Inc. Class A	21,003	714
	First of Long Island Corp.	24,167	693
	Investors Real Estate Trust	106,895	692
	Ameris Bancorp	23,224	690
	Universal Health Realty Income Trust	12,057	689
	Infinity Property & Casualty Corp.	8,531	688
*	St. Joe Co.	38,598	684
	United Fire Group Inc.	16,118	684
*	iStar Inc.	71,217	683
*	Beneficial Bancorp Inc.	53,118	676
	Southside Bancshares Inc.	21,424	662
	Employers Holdings Inc.	22,686	658
	FelCor Lodging Trust Inc.	104,179	649
	Banc of California Inc.	35,799	648
	CenterState Banks Inc.	41,016	646
*	Walker & Dunlop Inc.	28,291	644
	HFF Inc. Class A	22,257	643
	Wilshire Bancorp Inc.	60,716	633
	RE/MAX Holdings Inc. Class A	15,709	632
	Apollo Commercial Real Estate Finance Inc.	39,301	632
	Tompkins Financial Corp.	9,691	630
	Sandy Spring Bancorp Inc.	21,437	623
	Agree Realty Corp.	12,865	621
	Silver Bay Realty Trust Corp.	36,392	620
	Cohen & Steers Inc.	15,278	618
	Ares Commercial Real Estate Corp.	50,195	617
	Alexander's Inc.	1,506	616
	Flushing Financial Corp.	30,866	614
*,^	BofI Holding Inc.	33,524	594
	OFG Bancorp	71,300	592
	Safety Insurance Group Inc.	9,548	588
	S&T Bancorp Inc.	23,800	582
	Saul Centers Inc.	9,308	574
	Anworth Mortgage Asset Corp.	121,510	571
	Tier REIT Inc.	36,875	565
	Getty Realty Corp.	26,188	562
	National Storage Affiliates Trust	26,959	561

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	TriCo Bancshares	20,259	559
	State Bank Financial Corp.	27,249	554
	New Senior Investment Group Inc.	51,774	553
	Maiden Holdings Ltd.	44,637	546
*	Customers Bancorp Inc.	21,681	545
	Capital Bank Financial Corp.	18,822	542
	Cardinal Financial Corp.	24,705	542
	FBL Financial Group Inc. Class A	8,929	542
	Hersha Hospitality Trust Class A	31,582	542
*	Third Point Reinsurance Ltd.	46,083	540
	Hanmi Financial Corp.	22,358	525
	NRG Yield Inc.	33,500	522
	City Holding Co.	11,453	521
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	513
	Dime Community Bancshares Inc.	30,008	510
	Oritani Financial Corp.	31,918	510
*	Flagstar Bancorp Inc.	20,822	508
	National Bank Holdings Corp. Class A	23,983	488
	Ashford Hospitality Trust Inc.	90,855	488
	Universal Insurance Holdings Inc.	26,161	486
	Artisan Partners Asset Management Inc. Class A	17,400	482
*	Piper Jaffray Cos.	12,632	476
	Univest Corp. of Pennsylvania	22,500	473
*	Pacific Premier Bancorp Inc.	19,424	466
	First Busey Corp.	21,758	465
*	Greenlight Capital Re Ltd. Class A	23,027	464
	Brookline Bancorp Inc.	41,790	461
	James River Group Holdings Ltd.	13,500	458
	Apollo Residential Mortgage Inc.	33,924	455
	Monmouth Real Estate Investment Corp.	34,116	452
	Rouse Properties Inc.	24,666	450
	Enterprise Financial Services Corp.	16,118	450
	Independent Bank Group Inc.	10,469	449
*,^	Nationstar Mortgage Holdings Inc.	39,500	445
	New York Mortgage Trust Inc.	72,600	443
	1st Source Corp.	13,666	443
*	LendingTree Inc.	4,965	439
	Investment Technology Group Inc.	26,214	438
	Northfield Bancorp Inc.	29,510	438
*	First BanCorp	108,708	432
	Kearny Financial Corp.	34,047	428
	Berkshire Hills Bancorp Inc.	15,821	426
	First Community Bancshares Inc.	18,746	421
	BancFirst Corp.	6,946	419
	CoBiz Financial Inc.	35,515	416
	InfraREIT Inc.	23,300	409
	Suffolk Bancorp	13,005	407
	Stock Yards Bancorp Inc.	14,349	405
	Lakeland Bancorp Inc.	35,332	402
	Blue Hills Bancorp Inc.	26,900	397
	Financial Institutions Inc.	15,207	396
	Dynex Capital Inc.	56,917	395
	United Financial Bancorp Inc.	30,405	395
	National Western Life Group Inc. Class A	2,004	391
	Arlington Asset Investment Corp. Class A	29,186	380
*	Encore Capital Group Inc.	16,077	378
	German American Bancorp Inc.	11,832	378
	CareTrust REIT Inc.	27,330	377
*	TriState Capital Holdings Inc.	27,357	376
	Pacific Continental Corp.	23,812	374
	Cedar Realty Trust Inc.	50,229	373
	First Bancorp	21,221	373
	Independent Bank Corp.	25,554	371
	Altisource Residential Corp.	39,600	364

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Franklin Financial Network Inc.	11,602	364
	CorEnergy Infrastructure Trust Inc.	12,605	364
	Community Trust Bancorp Inc.	10,390	360
	Heartland Financial USA Inc.	10,197	360
	First Potomac Realty Trust	38,500	354
*	Cowen Group Inc. Class A	118,562	351
^	Orchid Island Capital Inc.	33,300	343
	MainSource Financial Group Inc.	15,445	341
	First Financial Corp.	9,206	337
	Southwest Bancorp Inc.	19,829	336
	Park Sterling Corp.	47,225	335
	Macatawa Bank Corp.	44,542	330
	Central Pacific Financial Corp.	13,900	328
	Diamond Hill Investment Group Inc.	1,734	327
	Urstadt Biddle Properties Inc. Class A	13,096	325
	One Liberty Properties Inc.	13,598	324
	Virtus Investment Partners Inc.	4,479	319
	PJT Partners Inc.	13,797	317
	Ashford Hospitality Prime Inc.	22,100	312
	Heritage Financial Corp.	17,775	312
	Fidelity Southern Corp.	19,619	307
	Easterly Government Properties Inc.	15,369	303
*	Global Indemnity plc	10,932	301
	Charter Financial Corp.	22,578	300
	Heritage Oaks Bancorp	36,758	292
	Preferred Bank	9,976	288
	Opus Bank	8,500	287
*	WMIH Corp.	129,246	287
*	Altisource Portfolio Solutions SA	10,289	286
*	Southern First Bancshares Inc.	11,848	286
	Old Second Bancorp Inc.	41,200	281
	United Community Financial Corp.	45,906	279
	State National Cos. Inc.	26,100	275
	Republic Bancorp Inc.	9,937	275
	Home Bancorp Inc.	9,983	274
	NexPoint Residential Trust Inc.	15,066	274
	SI Financial Group Inc.	20,694	274
*	Seacoast Banking Corp. of Florida	16,785	273
	Bank of Marin Bancorp	5,595	271
	Sierra Bancorp	16,207	270
	Farmers Capital Bank Corp.	9,708	265
	OneBeacon Insurance Group Ltd. Class A	19,239	265
*	MoneyGram International Inc.	38,360	263
	First Interstate BancSystem Inc. Class A	9,325	262
	Ames National Corp.	9,754	262
	Consolidated-Tomoka Land Co.	5,500	261
*	Cascade Bancorp	46,888	260
	Westwood Holdings Group Inc.	4,973	258
	Bryn Mawr Bank Corp.	8,806	257
	Washington Trust Bancorp Inc.	6,773	257
	TrustCo Bank Corp. NY	40,057	257
*	World Acceptance Corp.	5,630	257
	Armada Hoffler Properties Inc.	18,554	255
*	Republic First Bancorp Inc.	58,159	251
	Federated National Holding Co.	13,100	249
*	Atlantic Capital Bancshares Inc.	17,236	249
	ConnectOne Bancorp Inc.	15,716	247
*	Hallmark Financial Services Inc.	21,230	246
*	Atlas Financial Holdings Inc.	14,200	245
	Ladder Capital Corp.	19,956	243
	Citizens & Northern Corp.	12,016	243
*,^	Citizens Inc.	31,923	243
*	Ladenburg Thalmann Financial Services Inc.	102,733	242
*	Sun Bancorp Inc.	11,720	242

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Winthrop Realty Trust	27,169	239
*	Marcus & Millichap Inc.	9,350	238
*	CommunityOne Bancorp	18,671	236
	RAIT Financial Trust	75,172	235
	Fidelity & Guaranty Life	10,100	234
*	Bancorp Inc.	38,630	233
*	First NBC Bank Holding Co.	13,834	232
	Capital City Bank Group Inc.	16,649	232
	Virtu Financial Inc. Class A	12,872	232
	Bank Mutual Corp.	30,162	232
	Heritage Commerce Corp.	21,758	229
	Premier Financial Bancorp Inc.	13,561	228
*	Safeguard Scientifics Inc.	17,815	222
	Peoples Bancorp Inc.	10,181	222
	National Bankshares Inc.	6,344	222
*	INTL. FCStone Inc.	8,101	221
	GAIN Capital Holdings Inc.	34,755	220
	ZAIS Financial Corp.	15,700	215
	Marlin Business Services Corp.	13,089	213
	Owens Realty Mortgage Inc.	12,718	212
	OceanFirst Financial Corp.	11,579	210
	Guaranty Bancorp	12,389	207
	Westfield Financial Inc.	26,868	207
	Independence Realty Trust Inc.	25,027	205
	CatchMark Timber Trust Inc. Class A	16,745	205
	Independence Holding Co.	11,385	205
	Mercantile Bank Corp.	8,524	203
	QCR Holdings Inc.	7,447	202
	AG Mortgage Investment Trust Inc.	13,999	202
	First Financial Northwest Inc.	15,135	201
*	First Bank	28,666	199
*	Ambac Financial Group Inc.	12,071	199
*	EZCORP Inc. Class A	26,138	198
	Arrow Financial Corp.	6,518	197
*	Tejon Ranch Co.	8,322	197
	Gladstone Commercial Corp.	11,598	196
*	Allegiance Bancshares Inc.	7,790	194
	Preferred Apartment Communities Inc. Class A	13,165	194
	Heritage Insurance Holdings Inc.	16,020	192
	First Internet Bancorp	8,035	191
	BankFinancial Corp.	15,767	189
	Great Southern Bancorp Inc.	5,104	189
	Arbor Realty Trust Inc.	26,233	189
	Moelis & Co. Class A	8,370	188
*	NewStar Financial Inc.	22,031	185
	Enterprise Bancorp Inc.	7,609	183
^	Blue Capital Reinsurance Holdings Ltd.	9,734	180
	National Interstate Corp.	5,953	180
	West Bancorporation Inc.	9,152	170
	RMR Group Inc. Class A	5,456	169
	EMC Insurance Group Inc.	5,982	166
	Waterstone Financial Inc.	10,594	162
	California First National Bancorp	10,984	162
	Camden National Corp.	3,845	161
	First Bancorp Inc.	7,436	160
	Merchants Bancshares Inc.	5,163	157
	Whitestone REIT	10,400	157
*	HomeStreet Inc.	7,771	155
	ESSA Bancorp Inc.	11,543	155
	Resource America Inc. Class A	15,889	154
^	Peoples Financial Services Corp.	3,941	154
	CNB Financial Corp.	8,629	154
	FBR & Co.	10,067	150
*	Atlantic Coast Financial Corp.	24,886	149

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Bluerock Residential Growth REIT Inc. Class A	11,410	148
	Stonegate Bank	4,515	146
	Bridge Bancorp Inc.	4,986	142
	State Auto Financial Corp.	6,441	141
	Hennessy Advisors Inc.	4,200	141
	First Defiance Financial Corp.	3,612	140
	Greenhill & Co. Inc.	8,255	133
	Peapack Gladstone Financial Corp.	7,136	132
	UMH Properties Inc.	11,700	132
	Parke Bancorp Inc.	10,158	131
*	NMI Holdings Inc. Class A	23,800	130
*	Nicolet Bankshares Inc.	3,396	129
	Territorial Bancorp Inc.	4,784	127
	HCI Group Inc.	4,600	125
	United Insurance Holdings Corp.	7,628	125
*	Coastway Bancorp Inc.	10,010	125
*	C1 Financial Inc.	5,200	121
	Sotherly Hotels Inc.	21,370	121
	Horizon Bancorp	4,760	120
*	American River Bankshares	11,752	119
	GAMCO Investors Inc. Class A	3,601	118
	Access National Corp.	5,974	117
	Provident Financial Holdings Inc.	6,338	116
	Northrim BanCorp Inc.	4,388	115
*	CU Bancorp	5,006	114
*	BSB Bancorp Inc.	4,902	111
	Fox Chase Bancorp Inc.	5,447	111
	Reis Inc.	4,375	109
	Pzena Investment Management Inc. Class A	14,284	109
	Donegal Group Inc. Class A	6,422	106
	Meta Financial Group Inc.	2,076	106
*	Westbury Bancorp Inc.	5,422	106
*	Ocwen Financial Corp.	61,000	104
	Old Line Bancshares Inc.	5,764	104
	First Bancshares Inc.	6,000	104
	Associated Capital Group Inc. Class A	3,601	103
*	HomeTrust Bancshares Inc.	5,580	103
	Cherry Hill Mortgage Investment Corp.	6,580	102
*	eHealth Inc.	7,300	102
	Penns Woods Bancorp Inc.	2,387	100
*	First Marblehead Corp.	19,724	96
*	Hampton Roads Bankshares Inc.	53,206	95
	Tiptree Financial Inc. Class A	16,964	93
	Baldwin & Lyons Inc.	3,767	93
	Calamos Asset Management Inc. Class A	12,700	93
	Silvercrest Asset Management Group Inc. Class A	7,359	90
	Summit State Bank	6,666	89
	Century Bancorp Inc. Class A	2,107	89
	Clifton Bancorp Inc.	5,802	87
*	RMG Networks Holding Corp.	89,200	87
	Oppenheimer Holdings Inc. Class A	5,519	85
	American National Bankshares Inc.	3,239	82
	MutualFirst Financial Inc.	2,926	80
	AmeriServ Financial Inc.	25,974	78
*	Forestar Group Inc.	6,551	78
	Investors Title Co.	812	77
	First Connecticut Bancorp Inc.	4,669	77
*	On Deck Capital Inc.	14,700	76
	C&F Financial Corp.	1,595	71
*	PennyMac Financial Services Inc. Class A	5,650	71
*	Emergent Capital Inc.	20,730	70
	United Bancshares Inc.	3,700	66
2	Federal Agricultural Mortgage Corp.	1,811	63
*	FRP Holdings Inc.	1,824	63

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Newcastle Investment Corp.	13,426	62
^	United Development Funding IV	18,535	59
	Atlantic American Corp.	15,700	59
*	First United Corp.	5,917	58
*	First Foundation Inc.	2,700	58
*	Consumer Portfolio Services Inc.	14,900	56
	United Bancorp Inc.	5,633	55
*	Enova International Inc.	7,435	55
	Bar Harbor Bankshares	1,497	53
	First Savings Financial Group Inc.	1,513	52
*	Impac Mortgage Holdings Inc.	3,300	52
	Five Oaks Investment Corp.	8,913	49
	HopFed Bancorp Inc.	4,115	48
	Hingham Institution for Savings	378	46
2	Federal Agricultural Mortgage Corp. Class A	1,200	44
	Houlihan Lokey Inc.	1,814	41
	IF Bancorp Inc.	2,200	40
*	AV Homes Inc.	3,128	38
*	1st Century Bancshares Inc.	3,400	38
	Ellington Residential Mortgage REIT	2,900	38
	Northeast Bancorp	3,351	38
*	Asta Funding Inc.	3,563	38
*	Ashford Inc.	669	33
	MidSouth Bancorp Inc.	3,241	33
	Middleburg Financial Corp.	1,173	32
	Your Community Bankshares Inc.	800	30
	Eastern Virginia Bankshares Inc.	3,288	25
	Salisbury Bancorp Inc.	798	24
	Gladstone Land Corp.	1,800	20
	United Community Bancorp	1,400	20
	MidWestOne Financial Group Inc.	677	19
*	Triumph Bancorp Inc.	1,100	18
	Great Ajax Corp.	1,239	17
	Resource Capital Corp.	1,225	16
*	Avenue Financial Holdings Inc.	800	16
*	First Acceptance Corp.	10,492	15
	Shore Bancshares Inc.	1,000	12
*	1347 Property Insurance Holdings Inc.	1,800	11
*	Maui Land & Pineapple Co. Inc.	1,499	11
	Jernigan Capital Inc.	760	11
*	Walter Investment Management Corp.	3,772	10
	Citizens First Corp.	700	10
	Carolina Financial Corp.	500	9
*	Carolina Bank Holdings Inc.	500	9
*	Malvern Bancorp Inc.	500	8
*	Cordia Bancorp Inc.	1,200	6
	Bear State Financial Inc.	600	6
	Investar Holding Corp.	300	5
	WVS Financial Corp.	400	4
*	Atlanticus Holdings Corp.	746	2
	US Global Investors Inc. Class A	1,100	2
*	1st Constitution Bancorp	134	2
	Home Federal Bancorp Inc.	55	1
*	Ambit Biosciences Corp. CVR Rights	1,900	1
*	PICO Holdings Inc.	80	1
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	—
*	Allen Organ Co. Escrow Shares	1,400	—
*	Biosante Pharmaceutical Inc CVR	14,250	—
*	EnSite Power Inc.	5,088	—
			3,149,565
Health Care (8.1%)
	Johnson & Johnson	2,112,874	256,292
	Pfizer Inc.	4,668,584	164,381
	Merck & Co. Inc.	2,129,088	122,657

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	UnitedHealth Group Inc.	729,847	103,054
	Bristol-Myers Squibb Co.	1,281,501	94,254
	Medtronic plc	1,076,457	93,404
	Amgen Inc.	577,023	87,794
	Gilead Sciences Inc.	1,043,545	87,053
	AbbVie Inc.	1,241,766	76,878
*	Allergan plc	303,483	70,132
	Eli Lilly & Co.	763,002	60,086
*	Celgene Corp.	596,419	58,825
	Thermo Fisher Scientific Inc.	303,273	44,812
	Abbott Laboratories	1,127,198	44,310
*	Biogen Inc.	167,412	40,484
*	Express Scripts Holding Co.	484,034	36,690
	Aetna Inc.	268,006	32,732
	Becton Dickinson & Co.	162,719	27,595
	Stryker Corp.	229,938	27,553
	Anthem Inc.	200,902	26,386
	Cigna Corp.	196,370	25,133
*	Boston Scientific Corp.	1,037,313	24,242
*	Regeneron Pharmaceuticals Inc.	59,035	20,617
	Humana Inc.	113,816	20,473
*	HCA Holdings Inc.	255,796	19,699
*	Intuitive Surgical Inc.	29,207	19,318
*	Alexion Pharmaceuticals Inc.	164,226	19,175
	Baxter International Inc.	419,251	18,959
	Zimmer Biomet Holdings Inc.	152,038	18,302
	Zoetis Inc.	371,908	17,651
*	Vertex Pharmaceuticals Inc.	190,356	16,374
*	Edwards Lifesciences Corp.	162,756	16,232
	St. Jude Medical Inc.	206,853	16,135
*	Illumina Inc.	113,141	15,883
*	Mylan NV	330,317	14,283
	CR Bard Inc.	56,070	13,185
	DENTSPLY SIRONA Inc.	183,231	11,368
*	Henry Schein Inc.	61,485	10,871
*	Incyte Corp.	123,023	9,839
*	Laboratory Corp. of America Holdings	74,011	9,641
*	DaVita HealthCare Partners Inc.	124,676	9,640
	Universal Health Services Inc. Class B	69,802	9,360
	Perrigo Co. plc	103,158	9,353
*	BioMarin Pharmaceutical Inc.	118,929	9,253
*	Centene Corp.	125,939	8,988
	Quest Diagnostics Inc.	104,987	8,547
*	Waters Corp.	59,366	8,350
*	Medivation Inc.	125,939	7,594
*	Hologic Inc.	207,237	7,170
	ResMed Inc.	107,529	6,799
*	Jazz Pharmaceuticals plc	46,335	6,548
	Cooper Cos. Inc.	37,759	6,478
*	IDEXX Laboratories Inc.	68,170	6,330
*	Varian Medical Systems Inc.	70,799	5,822
	Teleflex Inc.	32,327	5,732
*	MEDNAX Inc.	72,984	5,286
*	Mallinckrodt plc	86,162	5,237
*	Alkermes plc	117,229	5,067
*	DexCom Inc.	61,553	4,883
	STERIS plc	66,929	4,601
*	Align Technology Inc.	54,279	4,372
	West Pharmaceutical Services Inc.	54,802	4,158
*	Quintiles Transnational Holdings Inc.	61,718	4,031
*	WellCare Health Plans Inc.	34,746	3,728
*	United Therapeutics Corp.	34,586	3,663
*	Envision Healthcare Holdings Inc.	137,005	3,476
*	Amsurg Corp.	43,095	3,342

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Seattle Genetics Inc.	81,229	3,282
	Bio-Techne Corp.	28,682	3,234
*	Acadia Healthcare Co. Inc.	57,900	3,208
*	Neurocrine Biosciences Inc.	70,052	3,184
*	ABIOMED Inc.	28,761	3,143
*	Alnylam Pharmaceuticals Inc.	56,538	3,137
	Patterson Cos. Inc.	63,895	3,060
*	Charles River Laboratories International Inc.	35,715	2,944
*	Alere Inc.	67,004	2,793
	HealthSouth Corp.	70,829	2,750
*	PAREXEL International Corp.	41,664	2,620
*,^	OPKO Health Inc.	259,243	2,421
*	Endo International plc	154,566	2,410
*	Prestige Brands Holdings Inc.	42,929	2,378
*	LifePoint Health Inc.	36,034	2,356
*	Ionis Pharmaceuticals Inc.	95,453	2,223
*	NuVasive Inc.	37,176	2,220
*	Team Health Holdings Inc.	53,239	2,165
*,^	Juno Therapeutics Inc.	56,260	2,163
	Hill-Rom Holdings Inc.	42,549	2,147
*	Bio-Rad Laboratories Inc. Class A	14,843	2,123
*	ACADIA Pharmaceuticals Inc.	64,578	2,096
*	TESARO Inc.	24,898	2,093
*	Medicines Co.	60,067	2,020
*	Masimo Corp.	37,233	1,955
	Healthcare Services Group Inc.	47,125	1,950
*	Brookdale Senior Living Inc.	125,927	1,944
*	Tenet Healthcare Corp.	67,959	1,878
*	Catalent Inc.	80,862	1,859
*	Impax Laboratories Inc.	63,914	1,842
*	Integra LifeSciences Holdings Corp.	23,062	1,840
*	Cepheid	59,685	1,835
*	Akorn Inc.	62,501	1,780
	Bruker Corp.	77,384	1,760
*	Intercept Pharmaceuticals Inc.	12,300	1,755
	Cantel Medical Corp.	25,505	1,753
*	VWR Corp.	60,117	1,737
*	Molina Healthcare Inc.	34,434	1,718
*	Neogen Corp.	30,482	1,715
*,^	Kite Pharma Inc.	34,092	1,705
*	Ligand Pharmaceuticals Inc.	14,201	1,694
*	Horizon Pharma plc	102,368	1,686
	Owens & Minor Inc.	43,665	1,632
*,^	Novavax Inc.	219,880	1,599
*	Myriad Genetics Inc.	50,682	1,551
*	Ironwood Pharmaceuticals Inc. Class A	114,716	1,500
*	Nektar Therapeutics	103,903	1,479
*	Penumbra Inc.	24,100	1,434
*	Insulet Corp.	47,248	1,429
*	Halyard Health Inc.	43,763	1,423
*	Exelixis Inc.	178,780	1,396
*	Wright Medical Group NV	79,117	1,374
*	Ophthotech Corp.	26,152	1,335
*	Magellan Health Inc.	18,946	1,246
*	Ultragenyx Pharmaceutical Inc.	25,292	1,237
*	Nevro Corp.	16,645	1,228
*	Depomed Inc.	61,661	1,210
*	HMS Holdings Corp.	68,186	1,201
*	INC Research Holdings Inc. Class A	30,713	1,171
*	Amedisys Inc.	23,114	1,167
*	ICU Medical Inc.	10,206	1,151
*	Air Methods Corp.	31,635	1,133
*	Globus Medical Inc.	47,139	1,123
*	Bluebird Bio Inc.	25,910	1,122

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	TherapeuticsMD Inc.	129,757	1,103
*	Acorda Therapeutics Inc.	43,191	1,102
*	Surgical Care Affiliates Inc.	22,969	1,095
*	NxStage Medical Inc.	50,272	1,090
*	Intra-Cellular Therapies Inc. Class A	28,072	1,090
*	Portola Pharmaceuticals Inc.	44,800	1,057
*	Haemonetics Corp.	35,802	1,038
*	Agios Pharmaceuticals Inc.	24,579	1,030
*	Select Medical Holdings Corp.	94,155	1,023
*,^	Intrexon Corp.	41,357	1,018
*	Exact Sciences Corp.	81,566	999
	Ensign Group Inc.	46,840	984
*	Radius Health Inc.	26,700	981
*	Alder Biopharmaceuticals Inc.	38,962	973
*	Pacira Pharmaceuticals Inc.	28,434	959
*	Supernus Pharmaceuticals Inc.	46,174	941
*	MacroGenics Inc.	34,837	940
	CONMED Corp.	19,509	931
*	HeartWare International Inc.	15,864	916
*	PRA Health Sciences Inc.	21,734	908
*	Spectranetics Corp.	48,426	906
*	Acceleron Pharma Inc.	25,970	882
*	Emergent BioSolutions Inc.	30,903	869
*	Community Health Systems Inc.	71,646	863
*	Achillion Pharmaceuticals Inc.	110,203	860
*	Natus Medical Inc.	22,431	848
*	ARIAD Pharmaceuticals Inc.	112,593	832
*	Zeltiq Aesthetics Inc.	30,400	831
*	Endologix Inc.	66,316	826
*	PharMerica Corp.	32,376	798
*	Spark Therapeutics Inc.	15,601	798
*	Omnicell Inc.	23,211	794
*	FibroGen Inc.	48,002	788
	Abaxis Inc.	16,612	785
	Analogic Corp.	9,555	759
*	AMAG Pharmaceuticals Inc.	31,159	745
*	LDR Holding Corp.	20,084	742
*	LHC Group Inc.	17,133	741
*	Orthofix International NV	17,070	724
*	Inogen Inc.	14,309	717
*	Celator Pharmaceuticals Inc.	23,700	715
	Meridian Bioscience Inc.	36,345	709
*	Retrophin Inc.	39,642	706
*	Capital Senior Living Corp.	39,380	696
*	Cynosure Inc. Class A	14,058	684
*	Array BioPharma Inc.	190,060	677
*	Vascular Solutions Inc.	16,127	672
*	Repligen Corp.	24,266	664
*	Theravance Biopharma Inc.	29,221	663
*	Halozyme Therapeutics Inc.	76,318	659
*	Anika Therapeutics Inc.	12,221	656
*	Cardiovascular Systems Inc.	35,533	653
*	Sarepta Therapeutics Inc.	32,879	627
*,^	ZIOPHARM Oncology Inc.	114,110	626
*	Innoviva Inc.	59,413	626
*	Xencor Inc.	32,602	619
*	SciClone Pharmaceuticals Inc.	46,679	610
*	Puma Biotechnology Inc.	19,843	591
*	Merit Medical Systems Inc.	29,628	588
	US Physical Therapy Inc.	9,706	584
*	Five Prime Therapeutics Inc.	14,000	579
*	MiMedx Group Inc.	71,711	572
*	Synergy Pharmaceuticals Inc.	150,400	571
*,^	Lexicon Pharmaceuticals Inc.	38,014	545

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	National HealthCare Corp.	8,371	542
	Kindred Healthcare Inc.	47,911	541
*,^	Adeptus Health Inc. Class A	10,440	539
*	Healthways Inc.	46,229	534
*	Amphastar Pharmaceuticals Inc.	33,036	533
*	AtriCure Inc.	37,267	527
*	GenMark Diagnostics Inc.	57,176	497
*	Luminex Corp.	24,212	490
*	Dermira Inc.	16,654	487
	Atrion Corp.	1,134	485
*	Triple-S Management Corp. Class B	19,528	477
*	Raptor Pharmaceutical Corp.	88,359	474
*	K2M Group Holdings Inc.	30,217	469
*	Sucampo Pharmaceuticals Inc. Class A	42,407	465
*,^	Inovio Pharmaceuticals Inc.	49,399	456
*	Amicus Therapeutics Inc.	83,569	456
*	ANI Pharmaceuticals Inc.	8,169	456
*	Corcept Therapeutics Inc.	82,598	451
*	Seres Therapeutics Inc.	15,345	446
*	CorVel Corp.	10,154	438
*	Sage Therapeutics Inc.	14,542	438
*,^	Novocure Ltd.	37,517	438
*	XenoPort Inc.	61,931	436
*	Genomic Health Inc.	16,575	429
*	Albany Molecular Research Inc.	31,817	428
*	Cerus Corp.	68,320	426
*	Almost Family Inc.	9,964	425
*	Glaukos Corp.	14,551	424
*	HealthStream Inc.	15,923	422
	PDL BioPharma Inc.	134,400	422
*	Progenics Pharmaceuticals Inc.	99,926	422
*	Surgery Partners Inc.	23,397	419
*	Cytokinetics Inc.	43,700	415
*	Merrimack Pharmaceuticals Inc.	76,489	412
*	AngioDynamics Inc.	28,580	411
*	Otonomy Inc.	25,800	410
*	Lannett Co. Inc.	17,024	405
*	Vitae Pharmaceuticals Inc.	37,400	404
*	Vanda Pharmaceuticals Inc.	35,307	395
*,^	Relypsa Inc.	20,900	387
*	Coherus Biosciences Inc.	22,635	382
*	Pacific Biosciences of California Inc.	53,898	379
*	Bellicum Pharmaceuticals Inc.	29,128	377
*	Geron Corp.	140,600	377
*	Spectrum Pharmaceuticals Inc.	57,174	376
*	Zogenix Inc.	46,515	374
*	Quidel Corp.	20,812	372
*	Celldex Therapeutics Inc.	83,210	365
*	Heron Therapeutics Inc.	19,900	359
	Universal American Corp.	47,228	358
*,^	AAC Holdings Inc.	15,500	354
	Invacare Corp.	29,000	352
	CryoLife Inc.	29,266	346
*	Arena Pharmaceuticals Inc.	201,701	345
*	Momenta Pharmaceuticals Inc.	31,700	342
*,^	Editas Medicine Inc.	13,940	340
*	Dynavax Technologies Corp.	23,050	336
*	TG Therapeutics Inc.	53,212	322
*	Teladoc Inc.	19,886	319
*	Cempra Inc.	19,191	316
*,^	Rockwell Medical Inc.	40,599	307
*	NeoGenomics Inc.	38,209	307
*,^	Accelerate Diagnostics Inc.	21,120	304
*	Keryx Biopharmaceuticals Inc.	45,739	303

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	OraSure Technologies Inc.	50,771	300
*	Aerie Pharmaceuticals Inc.	16,900	297
*	Enzo Biochem Inc.	49,579	296
*	Insmed Inc.	29,956	295
*	Adamas Pharmaceuticals Inc.	18,813	285
*	Fluidigm Corp.	31,051	280
*	Exactech Inc.	10,475	280
*	BioTelemetry Inc.	16,900	275
*	PharmAthene Inc.	112,423	274
*	MannKind Corp.	233,357	271
*	ConforMIS Inc.	38,500	270
*	Atara Biotherapeutics Inc.	12,000	270
*	Tetraphase Pharmaceuticals Inc.	59,500	256
*,^	XBiotech Inc.	11,768	246
*,^	Arrowhead Pharmaceuticals Inc.	45,544	242
*	Rigel Pharmaceuticals Inc.	103,061	230
*,^	Eagle Pharmaceuticals Inc.	5,870	228
*	Aratana Therapeutics Inc.	35,600	225
*	Trevena Inc.	35,300	222
*	Agenus Inc.	54,100	219
*	Clovis Oncology Inc.	15,800	217
*	Flexion Therapeutics Inc.	14,400	215
*	Esperion Therapeutics Inc.	21,600	213
*	ArQule Inc.	111,904	213
*,^	MediciNova Inc.	27,600	208
*	Karyopharm Therapeutics Inc.	30,800	207
*	Global Blood Therapeutics Inc.	12,300	204
*	Teligent Inc.	28,323	202
*	Zafgen Inc.	33,700	202
*	Civitas Solutions Inc.	9,564	199
*,^	Fortress Biotech Inc.	70,300	189
*,^	Insys Therapeutics Inc.	14,442	187
*,^	Athersys Inc.	85,330	185
*,^	Bio-Path Holdings Inc.	92,672	184
*,^	Omeros Corp.	17,063	179
*	BioScrip Inc.	69,300	177
*	Durect Corp.	142,232	174
*	Sangamo BioSciences Inc.	29,671	172
*	Loxo Oncology Inc.	7,407	172
*	BioCryst Pharmaceuticals Inc.	59,223	168
*	Chimerix Inc.	42,146	166
*	RadNet Inc.	30,936	165
*	Blueprint Medicines Corp.	8,100	164
*	Enanta Pharmaceuticals Inc.	7,384	163
*	Akebia Therapeutics Inc.	21,309	159
*	Heska Corp.	4,200	156
*	Accuray Inc.	29,849	155
*	Aduro Biotech Inc.	13,678	155
*	SurModics Inc.	6,580	154
*	BioSpecifics Technologies Corp.	3,792	151
*	Aimmune Therapeutics Inc.	13,646	148
*,^	Immunomedics Inc.	63,470	147
*	Natera Inc.	12,200	147
*,^	InVivo Therapeutics Holdings Corp.	25,293	146
*,^	Anavex Life Sciences Corp.	23,475	143
*	Quorum Health Corp.	13,072	140
*	Epizyme Inc.	13,568	139
*	Collegium Pharmaceutical Inc.	10,740	127
*,^	NantKwest Inc.	20,444	127
*	Harvard Bioscience Inc.	44,129	126
*	Minerva Neurosciences Inc.	12,100	124
*,^	CytRx Corp.	53,516	119
*,^	Synthetic Biologics Inc.	64,604	116
*	STAAR Surgical Co.	21,070	116

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Advaxis Inc.	14,100	114
*	RTI Surgical Inc.	31,405	113
*	AVEO Pharmaceuticals Inc.	112,100	108
*	Lion Biotechnologies Inc.	13,300	108
*	Intellia Therapeutics Inc.	5,000	107
*	AxoGen Inc.	15,500	107
*	Revance Therapeutics Inc.	7,800	106
*	Pain Therapeutics Inc.	48,044	105
*	Bovie Medical Corp.	63,973	105
*	Tenax Therapeutics Inc.	39,800	102
*	Sagent Pharmaceuticals Inc.	6,800	102
*	IsoRay Inc.	115,600	101
*	OncoMed Pharmaceuticals Inc.	8,002	98
	Psychemedics Corp.	6,875	94
	LeMaitre Vascular Inc.	6,500	93
*	OvaScience Inc.	17,600	92
*	La Jolla Pharmaceutical Co.	5,726	92
*	Aclaris Therapeutics Inc.	4,900	90
*	Inotek Pharmaceuticals Corp.	12,000	89
	Osiris Therapeutics Inc.	17,249	88
*	PTC Therapeutics Inc.	12,500	88
*,^	Avexis Inc.	2,300	87
*	Intersect ENT Inc.	6,700	87
*	Tobira Therapeutics Inc.	6,869	86
*	Curis Inc.	55,000	86
*	Aralez Pharmaceuticals Inc.	25,116	83
*	iBio Inc.	113,000	81
*,^	Trovagene Inc.	17,591	80
*	NanoString Technologies Inc.	6,079	77
*	Organovo Holdings Inc.	20,322	76
*,^	Sientra Inc.	11,400	75
*	Versartis Inc.	6,633	73
*,^	Galena Biopharma Inc.	147,900	69
*	Cascadian Therapeutics Inc.	71,680	68
*	Infinity Pharmaceuticals Inc.	50,510	67
	Utah Medical Products Inc.	1,030	65
*	pSivida Corp.	22,454	64
*	REGENXBIO Inc.	7,873	63
*	SeaSpine Holdings Corp.	5,954	62
*,^	Pernix Therapeutics Holdings Inc.	136,507	61
	Daxor Corp.	7,259	58
*	Pfenex Inc.	6,888	58
*	Edge Therapeutics Inc.	5,700	58
*	Assembly Biosciences Inc.	10,200	57
*	ImmunoGen Inc.	17,788	55
*	Addus HomeCare Corp.	3,120	54
*	Abeona Therapeutics Inc.	22,600	53
*	Medgenics Inc.	9,225	51
*	Provectus Biopharmaceuticals Inc. Class A	137,700	51
*	Peregrine Pharmaceuticals Inc.	136,113	50
*	Ignyta Inc.	8,710	47
*	CytomX Therapeutics Inc.	4,500	46
*	Cara Therapeutics Inc.	9,400	45
*	CTI BioPharma Corp.	130,632	44
*	Voyager Therapeutics Inc.	4,000	44
*	Mateon Therapeutics Inc.	61,300	43
*	Tandem Diabetes Care Inc.	5,683	43
*	Ardelyx Inc.	4,779	42
*	Immune Design Corp.	5,100	42
*,^	Mast Therapeutics Inc.	88,377	42
*	Cumberland Pharmaceuticals Inc.	9,063	41
*	Antares Pharma Inc.	38,200	40
	Digirad Corp.	7,706	40
*	NewLink Genetics Corp.	3,431	39

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Biolase Inc.	32,306	38
*	Symmetry Surgical Inc.	2,776	36
*	Selecta Biosciences Inc.	2,560	36
*,^	Nobilis Health Corp.	15,600	35
*	CytoSorbents Corp.	7,600	35
*	Alphatec Holdings Inc.	96,538	34
*	Catalyst Pharmaceuticals Inc.	44,127	31
*	American Renal Associates Holdings Inc.	1,060	31
*	Neuralstem Inc.	94,120	27
*	Entellus Medical Inc.	1,296	24
*	Vital Therapies Inc.	3,700	23
*	Five Star Quality Care Inc.	9,634	23
*	Avinger Inc.	1,835	22
*	vTv Therapeutics Inc. Class A	3,224	19
*	Cutera Inc.	1,663	19
*,^	Navidea Biopharmaceuticals Inc.	34,502	18
*	Foundation Medicine Inc.	973	18
*	Chiasma Inc.	6,085	18
*	Axsome Therapeutics Inc.	2,205	17
*	ChemoCentryx Inc.	3,701	17
*	Ohr Pharmaceutical Inc.	6,000	16
*,^	Northwest Biotherapeutics Inc.	27,506	16
*	Mirati Therapeutics Inc.	2,900	16
*	InfuSystem Holdings Inc.	5,850	15
*	Reata Pharmaceuticals Inc. Class A	750	15
*	ERBA Diagnostics Inc.	18,017	14
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	14
*	Cidara Therapeutics Inc.	1,325	14
*,^	Cesca Therapeutics Inc.	4,630	14
*	T2 Biosystems Inc.	1,700	13
*	Flex Pharma Inc.	1,080	11
*	Apricus Biosciences Inc.	27,117	11
*	Tonix Pharmaceuticals Holding Corp.	5,300	11
*	Vermillion Inc.	8,534	9
*	Calithera Biosciences Inc.	2,496	9
*,^	Ampio Pharmaceuticals Inc.	6,400	8
*	Catabasis Pharmaceuticals Inc.	1,900	7
*	Oncocyte Corp.	1,778	6
*	Orexigen Therapeutics Inc.	13,437	6
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Invitae Corp.	713	5
*	Presbia plc	1,100	5
*	Ocular Therapeutix Inc.	920	5
*	Alliance HealthCare Services Inc.	653	4
*	Veracyte Inc.	803	4
*	aTyr Pharma Inc.	1,411	4
*	NuPathe Inc. CVR	6,287	4
*	Genesis Healthcare Inc.	1,829	3
*	Neos Therapeutics Inc.	324	3
*	EndoChoice Holdings Inc.	525	3
*	Sequenom Inc.	2,601	2
*	Biostage Inc.	1,991	2
*	Egalet Corp.	400	2
*	Windtree Therapeutics Inc.	977	2
*	Sunesis Pharmaceuticals Inc.	3,100	2
*	Cyclacel Pharmaceuticals Inc.	200	1
*	Corindus Vascular Robotics Inc.	300	—
*	StemCells Inc.	816	—
			2,280,337
Industrials (7.6%)
	General Electric Co.	7,112,545	223,903
	3M Co.	463,968	81,250
	Honeywell International Inc.	579,695	67,430
	Boeing Co.	478,365	62,125

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	United Technologies Corp.	605,556	62,100
	United Parcel Service Inc. Class B	529,570	57,045
	Union Pacific Corp.	643,969	56,186
	Accenture plc Class A	481,026	54,495
	Lockheed Martin Corp.	200,525	49,764
	Danaher Corp.	468,357	47,304
	Caterpillar Inc.	443,911	33,653
*	PayPal Holdings Inc.	882,736	32,229
	Raytheon Co.	226,782	30,831
	Northrop Grumman Corp.	138,005	30,676
	Automatic Data Processing Inc.	333,017	30,594
	FedEx Corp.	186,305	28,277
	General Dynamics Corp.	199,857	27,828
	Emerson Electric Co.	488,817	25,497
	Illinois Tool Works Inc.	234,892	24,466
	Waste Management Inc.	342,114	22,672
	Eaton Corp. plc	350,272	20,922
	Norfolk Southern Corp.	226,855	19,312
	CSX Corp.	720,252	18,784
*	Fiserv Inc.	171,088	18,602
	Fidelity National Information Services Inc.	247,867	18,263
	Sherwin-Williams Co.	60,433	17,747
	Deere & Co.	216,868	17,575
*	LinkedIn Corp. Class A	90,576	17,142
	TE Connectivity Ltd.	284,579	16,252
	Cummins Inc.	133,294	14,988
	Paychex Inc.	247,898	14,750
	PACCAR Inc.	266,453	13,821
	Tyco International plc	324,355	13,818
	Amphenol Corp. Class A	238,525	13,675
	Roper Technologies Inc.	75,340	12,850
	Ingersoll-Rand plc	197,216	12,559
	Vulcan Materials Co.	99,193	11,939
	Rockwell Automation Inc.	101,774	11,686
	Parker-Hannifin Corp.	103,497	11,183
	Agilent Technologies Inc.	249,379	11,062
*	TransDigm Group Inc.	39,521	10,421
	Fastenal Co.	218,596	9,703
*	FleetCor Technologies Inc.	67,741	9,696
	WW Grainger Inc.	42,473	9,652
*	Waste Connections Inc.	133,877	9,646
	Martin Marietta Materials Inc.	49,121	9,431
*	Verisk Analytics Inc. Class A	115,662	9,378
	Republic Services Inc. Class A	181,967	9,337
	Rockwell Collins Inc.	100,373	8,546
*	Alliance Data Systems Corp.	43,407	8,504
	Dover Corp.	120,317	8,340
	Global Payments Inc.	116,600	8,323
	Acuity Brands Inc.	33,479	8,301
	CH Robinson Worldwide Inc.	108,730	8,073
	AMETEK Inc.	174,166	8,052
	L-3 Communications Holdings Inc.	53,902	7,907
	WestRock Co.	199,365	7,749
	Ball Corp.	106,498	7,699
	Masco Corp.	248,424	7,686
	Kansas City Southern	83,078	7,484
*	Mettler-Toledo International Inc.	20,347	7,425
	Pentair plc	124,215	7,240
	Xerox Corp.	752,241	7,139
	Sealed Air Corp.	153,769	7,069
	Textron Inc.	192,649	7,043
	Total System Services Inc.	127,175	6,754
*	Stericycle Inc.	64,475	6,713
	Fortune Brands Home & Security Inc.	115,125	6,674

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Expeditors International of Washington Inc.	134,258	6,584
*	Vantiv Inc. Class A	116,192	6,576
	Huntington Ingalls Industries Inc.	37,071	6,229
	Cintas Corp.	62,920	6,174
	Valspar Corp.	55,650	6,012
	Xylem Inc.	130,692	5,835
*	CoStar Group Inc.	25,811	5,644
	Broadridge Financial Solutions Inc.	86,469	5,638
*	Crown Holdings Inc.	108,735	5,510
*	HD Supply Holdings Inc.	156,660	5,455
	Jack Henry & Associates Inc.	62,113	5,421
	JB Hunt Transport Services Inc.	65,931	5,336
	Allegion plc	74,158	5,149
	Fluor Corp.	103,565	5,104
	Packaging Corp. of America	75,822	5,075
	Carlisle Cos. Inc.	47,381	5,007
	Flowserve Corp.	107,293	4,846
	AO Smith Corp.	54,693	4,819
	Wabtec Corp.	68,071	4,781
*	Sensata Technologies Holding NV	135,975	4,744
*	Trimble Navigation Ltd.	193,173	4,706
*	Spirit AeroSystems Holdings Inc. Class A	109,010	4,687
	PerkinElmer Inc.	88,238	4,625
	Lennox International Inc.	31,896	4,548
	Hubbell Inc. Class B	43,119	4,548
	IDEX Corp.	54,803	4,499
*	Jacobs Engineering Group Inc.	89,506	4,458
	Avnet Inc.	108,697	4,403
*	United Rentals Inc.	64,644	4,338
*	Arrow Electronics Inc.	67,413	4,173
	Owens Corning	80,777	4,162
	Macquarie Infrastructure Corp.	55,764	4,129
	Orbital ATK Inc.	46,994	4,001
	Sonoco Products Co.	80,369	3,991
*	Berry Plastics Group Inc.	101,379	3,939
*	AECOM	121,560	3,862
	MDU Resources Group Inc.	159,885	3,837
	B/E Aerospace Inc.	83,047	3,835
*	Keysight Technologies Inc.	131,455	3,824
	Robert Half International Inc.	98,559	3,761
	AptarGroup Inc.	47,094	3,727
	Bemis Co. Inc.	70,046	3,607
	Donaldson Co. Inc.	104,881	3,604
	FEI Co.	33,243	3,553
	ManpowerGroup Inc.	53,985	3,473
	FLIR Systems Inc.	109,672	3,394
	Toro Co.	38,034	3,355
	Graco Inc.	40,419	3,193
	Graphic Packaging Holding Co.	252,224	3,163
	Allison Transmission Holdings Inc.	111,826	3,157
*	Old Dominion Freight Line Inc.	52,242	3,151
	Nordson Corp.	37,489	3,134
*	Genpact Ltd.	114,263	3,067
	Curtiss-Wright Corp.	34,473	2,904
	Eagle Materials Inc.	37,490	2,892
	Chicago Bridge & Iron Co. NV	83,108	2,878
	Hexcel Corp.	69,000	2,873
*	WEX Inc.	32,341	2,868
	Booz Allen Hamilton Holding Corp. Class A	95,988	2,845
	Cognex Corp.	65,274	2,813
	Lincoln Electric Holdings Inc.	47,124	2,784
*	Euronet Worldwide Inc.	39,700	2,747
*	Genesee & Wyoming Inc. Class A	46,455	2,739
*	CoreLogic Inc.	70,636	2,718

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Ryder System Inc.	44,202	2,703
	AGCO Corp.	56,692	2,672
	Deluxe Corp.	39,954	2,652
	Watsco Inc.	18,765	2,640
	MAXIMUS Inc.	47,645	2,638
*	First Data Corp. Class A	234,682	2,598
	World Fuel Services Corp.	54,492	2,588
	Oshkosh Corp.	54,121	2,582
	RR Donnelley & Sons Co.	151,866	2,570
*	Quanta Services Inc.	110,195	2,548
	National Instruments Corp.	92,214	2,527
	BWX Technologies Inc.	70,523	2,523
*	Kirby Corp.	40,077	2,500
	MSC Industrial Direct Co. Inc. Class A	35,223	2,485
	CLARCOR Inc.	40,080	2,438
*	Teledyne Technologies Inc.	23,669	2,344
	Woodward Inc.	40,482	2,333
*	Universal Display Corp.	33,551	2,275
	Trinity Industries Inc.	121,082	2,248
	Jabil Circuit Inc.	120,883	2,233
	Crane Co.	38,913	2,207
	HEICO Corp. Class A	40,861	2,192
*	Clean Harbors Inc.	41,584	2,167
	Valmont Industries Inc.	15,863	2,146
	EnerSys	35,395	2,105
	Landstar System Inc.	30,643	2,104
*	IPG Photonics Corp.	26,290	2,103
	ITT Inc.	65,133	2,083
*,^	XPO Logistics Inc.	79,053	2,076
	Regal Beloit Corp.	37,619	2,071
*	Louisiana-Pacific Corp.	118,431	2,055
	EMCOR Group Inc.	41,220	2,030
	Belden Inc.	33,553	2,026
*	USG Corp.	74,464	2,008
*	Owens-Illinois Inc.	108,805	1,960
	Air Lease Corp. Class A	73,037	1,956
	Littelfuse Inc.	16,410	1,939
*	Colfax Corp.	72,597	1,921
*	Generac Holdings Inc.	54,179	1,894
	Silgan Holdings Inc.	36,202	1,863
	Simpson Manufacturing Co. Inc.	45,878	1,834
*	WESCO International Inc.	35,210	1,813
*	Zebra Technologies Corp.	35,389	1,773
*	Coherent Inc.	19,030	1,747
*	WageWorks Inc.	28,800	1,723
	GATX Corp.	39,009	1,715
	Joy Global Inc.	80,865	1,709
*	Masonite International Corp.	25,192	1,666
	Timken Co.	53,674	1,646
	Terex Corp.	80,314	1,631
*	TransUnion	48,732	1,630
	Covanta Holding Corp.	99,004	1,629
	KBR Inc.	121,233	1,605
*	Cimpress NV	17,107	1,582
*	Rexnord Corp.	78,990	1,551
	UniFirst Corp.	13,394	1,550
*	On Assignment Inc.	41,716	1,541
	Universal Forest Products Inc.	16,547	1,534
	Convergys Corp.	61,336	1,533
*	Sanmina Corp.	56,876	1,525
	Watts Water Technologies Inc. Class A	25,671	1,496
	ABM Industries Inc.	40,043	1,461
	Tetra Tech Inc.	47,414	1,458
	Knight Transportation Inc.	53,967	1,434

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Kennametal Inc.	64,712	1,431
	CEB Inc.	23,167	1,429
*	AMN Healthcare Services Inc.	35,706	1,427
*	Anixter International Inc.	26,498	1,412
	John Bean Technologies Corp.	22,729	1,391
*	KLX Inc.	44,880	1,391
*	ExlService Holdings Inc.	26,061	1,366
	Triumph Group Inc.	37,237	1,322
*	Moog Inc. Class A	24,238	1,307
*	Cardtronics Inc.	32,483	1,293
	Mueller Water Products Inc. Class A	112,758	1,288
*	Esterline Technologies Corp.	20,677	1,283
	Otter Tail Corp.	38,127	1,277
*	Itron Inc.	29,579	1,275
	Mueller Industries Inc.	39,584	1,262
	Granite Construction Inc.	27,688	1,261
	MSA Safety Inc.	23,976	1,259
	Exponent Inc.	20,665	1,207
	G&K Services Inc. Class A	15,663	1,199
	Methode Electronics Inc.	34,436	1,179
*	FTI Consulting Inc.	28,883	1,175
*	Armstrong World Industries Inc.	29,993	1,174
*	LifeLock Inc.	72,414	1,145
*	ExamWorks Group Inc.	32,747	1,141
	Barnes Group Inc.	34,335	1,137
*	TASER International Inc.	45,565	1,134
	Franklin Electric Co. Inc.	34,217	1,131
	Applied Industrial Technologies Inc.	24,978	1,128
	Vishay Intertechnology Inc.	90,938	1,127
	Brink's Co.	39,282	1,119
	Mobile Mini Inc.	31,740	1,099
	Brady Corp. Class A	35,869	1,096
*	RBC Bearings Inc.	15,095	1,094
*	Smith & Wesson Holding Corp.	39,887	1,084
	Forward Air Corp.	24,340	1,084
*	Ambarella Inc.	21,265	1,080
	Essendant Inc.	35,281	1,078
*	DigitalGlobe Inc.	50,357	1,077
*	MasTec Inc.	47,883	1,069
	Insperity Inc.	13,680	1,057
*	Advisory Board Co.	29,292	1,037
*	Knowles Corp.	74,961	1,025
*	TriNet Group Inc.	49,199	1,023
	Tennant Co.	18,787	1,012
*	Atlas Air Worldwide Holdings Inc.	24,362	1,009
	Comfort Systems USA Inc.	30,768	1,002
	Sturm Ruger & Co. Inc.	15,487	991
	AZZ Inc.	16,492	989
*	Huron Consulting Group Inc.	16,371	989
*	Plexus Corp.	22,723	982
	Matson Inc.	30,157	974
*	Fabrinet	26,135	970
*	Rogers Corp.	15,840	968
	Apogee Enterprises Inc.	20,876	968
*	TopBuild Corp.	26,319	953
*	NeuStar Inc. Class A	40,159	944
	US Ecology Inc.	20,345	935
	Kaman Corp.	21,959	934
*	Swift Transportation Co.	60,138	927
*	Proto Labs Inc.	16,100	927
	Aircastle Ltd.	47,276	925
	Actuant Corp. Class A	40,767	922
*	Summit Materials Inc. Class A	44,949	920
*	Paylocity Holding Corp.	21,068	910

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Astec Industries Inc.	16,171	908
*	Trex Co. Inc.	20,068	901
*	Hub Group Inc. Class A	23,173	889
*	Tutor Perini Corp.	37,211	876
	EnPro Industries Inc.	19,722	875
*	Greatbatch Inc.	28,256	874
	AAON Inc.	31,521	867
*	Headwaters Inc.	47,158	846
*	Imperva Inc.	19,500	839
	Heartland Express Inc.	47,963	834
	CIRCOR International Inc.	14,389	820
*	Builders FirstSource Inc.	72,684	818
*	TriMas Corp.	45,162	813
*	Inovalon Holdings Inc. Class A	45,052	811
*	Sykes Enterprises Inc.	27,649	801
	Albany International Corp.	19,826	792
*	OSI Systems Inc.	13,359	777
*	II-VI Inc.	40,912	768
	Korn/Ferry International	36,892	764
*	Benchmark Electronics Inc.	35,435	749
	Cubic Corp.	18,602	747
*	Gibraltar Industries Inc.	23,643	746
	Standex International Corp.	8,993	743
	Badger Meter Inc.	10,172	743
	Quad/Graphics Inc.	31,733	739
*	MACOM Technology Solutions Holdings Inc.	22,201	732
	ManTech International Corp. Class A	19,300	730
*	Press Ganey Holdings Inc.	18,449	726
	Advanced Drainage Systems Inc.	26,301	720
*	Continental Building Products Inc.	32,244	717
*	PHH Corp.	53,670	715
*	Wabash National Corp.	56,274	715
*	Aerojet Rocketdyne Holdings Inc.	39,023	713
*	American Woodmark Corp.	10,724	712
*	Thermon Group Holdings Inc.	36,820	707
*	Patrick Industries Inc.	11,627	701
*	SPX FLOW Inc.	26,738	697
*	Babcock & Wilcox Enterprises Inc.	47,238	694
	ESCO Technologies Inc.	17,180	686
*	Rofin-Sinar Technologies Inc.	21,452	685
*	US Concrete Inc.	11,144	679
	Altra Industrial Motion Corp.	24,994	674
	Greif Inc. Class A	18,028	672
	AVX Corp.	49,243	669
	Raven Industries Inc.	35,235	667
	Werner Enterprises Inc.	28,843	663
	MTS Systems Corp.	14,688	644
*	BMC Stock Holdings Inc.	35,590	634
*	Aegion Corp. Class A	32,397	632
	Sun Hydraulics Corp.	21,094	626
^	Outerwall Inc.	14,354	603
	Primoris Services Corp.	31,454	595
	EVERTEC Inc.	38,031	591
	Griffon Corp.	34,954	589
*	Echo Global Logistics Inc.	25,855	580
	Encore Wire Corp.	15,150	565
	Greenbrier Cos. Inc.	19,181	559
	AAR Corp.	23,594	551
	Harsco Corp.	82,816	550
*	TrueBlue Inc.	28,829	545
	Multi-Color Corp.	8,475	537
	Federal Signal Corp.	41,647	536
*	Navistar International Corp.	45,500	532
*	Aerovironment Inc.	18,888	525

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Wesco Aircraft Holdings Inc.	38,593	518
	Kadant Inc.	9,937	512
*	Lydall Inc.	13,206	509
*	Team Inc.	20,003	497
	McGrath RentCorp	16,187	495
	Manitowoc Co. Inc.	90,452	493
*	Navigant Consulting Inc.	30,277	489
	Materion Corp.	19,737	489
*	Installed Building Products Inc.	13,459	488
	Lindsay Corp.	7,147	485
	Argan Inc.	11,479	479
	Resources Connection Inc.	31,933	472
*	ICF International Inc.	11,385	466
	ArcBest Corp.	28,505	463
*	FARO Technologies Inc.	13,577	459
	CTS Corp.	25,355	454
*	Air Transport Services Group Inc.	34,858	452
*	MYR Group Inc.	18,366	442
	Quanex Building Products Corp.	23,333	434
*	Boise Cascade Co.	18,719	430
	Alamo Group Inc.	6,371	420
	TeleTech Holdings Inc.	15,473	420
	Viad Corp.	13,356	414
	Ennis Inc.	21,318	409
	H&E Equipment Services Inc.	21,004	400
*	TTM Technologies Inc.	52,952	399
*	SPX Corp.	26,738	397
*	Saia Inc.	15,607	392
	Bel Fuse Inc. Class B	22,061	392
	Schnitzer Steel Industries Inc.	22,117	389
	General Cable Corp.	29,875	380
	Global Brass & Copper Holdings Inc.	13,754	375
*	Astronics Corp.	10,986	365
	Insteel Industries Inc.	12,734	364
	Gorman-Rupp Co.	13,137	360
	TAL International Group Inc.	26,693	358
*	CBIZ Inc.	33,685	351
*	Meritor Inc.	48,687	351
	Kforce Inc.	20,244	342
	Kelly Services Inc. Class A	17,456	331
*	NCI Building Systems Inc.	20,628	330
*	PGT Inc.	31,304	322
*	Veeco Instruments Inc.	19,418	322
*	YRC Worldwide Inc.	36,466	321
	Marten Transport Ltd.	15,709	311
*	Cross Country Healthcare Inc.	21,647	301
	VSE Corp.	4,496	300
	Black Box Corp.	22,600	296
*	Mistras Group Inc.	12,356	295
	Overseas Shipholding Group Inc. Class A	26,720	294
	TimkenSteel Corp.	29,536	284
	Textainer Group Holdings Ltd.	25,300	282
	Park-Ohio Holdings Corp.	9,929	281
	Cass Information Systems Inc.	5,399	279
	Hyster-Yale Materials Handling Inc.	4,652	277
	Myers Industries Inc.	19,177	276
*	Energy Recovery Inc.	28,699	255
*	Armstrong Flooring Inc.	14,996	254
	Douglas Dynamics Inc.	9,704	250
*	Layne Christensen Co.	30,508	247
*	GP Strategies Corp.	11,233	244
*	Monster Worldwide Inc.	101,700	243
	Landauer Inc.	5,900	243
	Columbus McKinnon Corp.	16,443	233

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	American Railcar Industries Inc.	5,836	230
	Electro Rent Corp.	14,869	229
*	Engility Holdings Inc.	10,820	229
	Allied Motion Technologies Inc.	9,545	222
*	Perma-Fix Environmental Services	42,180	215
*	Landec Corp.	19,722	212
*	Kimball Electronics Inc.	16,140	201
*	RPX Corp.	21,800	200
	Powell Industries Inc.	4,976	196
*	Multi-Fineline Electronix Inc.	8,388	195
*	Casella Waste Systems Inc. Class A	24,516	192
*	EnerNOC Inc.	29,640	187
	NN Inc.	13,232	185
*	Novanta Inc.	12,024	182
	Mesa Laboratories Inc.	1,476	182
	NACCO Industries Inc. Class A	3,223	180
	Graham Corp.	9,637	178
	AEP Industries Inc.	2,200	177
	Miller Industries Inc.	8,444	174
*	PFSweb Inc.	17,927	170
*	Lionbridge Technologies Inc.	42,174	167
*	Nortek Inc.	2,800	166
	United States Lime & Minerals Inc.	2,799	165
*	Vicor Corp.	16,344	165
*	Ply Gem Holdings Inc.	10,864	158
*	Planet Payment Inc.	35,142	158
	Omega Flex Inc.	4,103	156
*	UFP Technologies Inc.	6,907	156
*	Willis Lease Finance Corp.	6,897	153
	Heidrick & Struggles International Inc.	8,960	151
*	Multi Packaging Solutions International Ltd.	11,188	149
*	Covenant Transportation Group Inc. Class A	8,013	145
*	USA Truck Inc.	8,261	145
	Park Electrochemical Corp.	9,837	143
	Celadon Group Inc.	17,274	141
*	Ducommun Inc.	6,959	138
	Barrett Business Services Inc.	3,291	136
	NVE Corp.	2,268	133
*,^	MicroVision Inc.	76,700	129
*	Evolent Health Inc. Class A	6,670	128
*	Horizon Global Corp.	11,184	127
*	DXP Enterprises Inc.	8,421	126
*	CRA International Inc.	4,914	124
	American Science & Engineering Inc.	3,200	120
*,^	Energous Corp.	8,900	115
	Spartan Motors Inc.	18,288	114
*	ServiceSource International Inc.	28,100	113
	LSI Industries Inc.	10,179	113
*	Hill International Inc.	27,630	112
	CECO Environmental Corp.	12,444	109
*	Electro Scientific Industries Inc.	18,334	107
	Supreme Industries Inc. Class A	7,400	101
*	Milacron Holdings Corp.	6,852	99
*	Vishay Precision Group Inc.	7,362	99
*	DHI Group Inc.	15,600	97
*	Image Sensing Systems Inc.	43,363	97
*	Energy Focus Inc.	14,557	91
	Crawford & Co. Class B	10,423	88
	FreightCar America Inc.	6,296	88
*	NV5 Global Inc.	3,100	88
*	American Superconductor Corp.	10,419	88
*	MINDBODY Inc. Class A	5,356	86
*	Lawson Products Inc.	4,228	84
*	Orion Group Holdings Inc.	15,711	83

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Kratos Defense & Security Solutions Inc.	18,934	78
*	Willdan Group Inc.	7,200	76
*	IES Holdings Inc.	6,083	76
*	Sterling Construction Co. Inc.	15,000	74
*	Lincoln Educational Services Corp.	48,280	72
*	PAM Transportation Services Inc.	4,524	72
	Ecology and Environment Inc.	6,994	71
*	Onvia Inc.	18,400	65
*	Roadrunner Transportation Systems Inc.	8,600	64
*	Xerium Technologies Inc.	10,010	64
	Hurco Cos. Inc.	2,292	64
*,^	Research Frontiers Inc.	16,958	62
	Acacia Research Corp.	13,873	61
*,^	Aqua Metals Inc.	5,100	60
*	Heritage-Crystal Clean Inc.	4,692	57
	Universal Logistics Holdings Inc.	4,425	57
	Daktronics Inc.	9,000	56
*,^	Vertex Energy Inc.	41,639	55
*	Astronics Corp. Class B	1,647	55
*	Sparton Corp.	2,504	55
*,^	LightPath Technologies Inc. Class A	30,559	53
*	Nuvectra Corp.	6,952	51
*	Intevac Inc.	8,995	51
*	Franklin Covey Co.	3,286	50
*	Key Technology Inc.	5,155	47
*	Air T Inc.	2,182	47
*	Northwest Pipe Co.	4,297	46
*	ARC Document Solutions Inc.	11,817	46
*	PRGX Global Inc.	8,704	45
*	InnerWorkings Inc.	5,447	45
	National Research Corp. Class A	3,281	45
*	TRC Cos. Inc.	7,085	45
*	ExOne Co.	4,186	44
*	LMI Aerospace Inc.	5,487	44
*	General Finance Corp.	9,883	42
	Chicago Rivet & Machine Co.	1,400	38
*	CUI Global Inc.	7,433	38
*	Ameresco Inc. Class A	8,078	35
*	Cotiviti Holdings Inc.	1,650	35
	Hudson Global Inc.	16,731	33
*	Rand Logistics Inc.	31,669	33
*	Maxwell Technologies Inc.	6,100	32
	Twin Disc Inc.	2,898	31
*	Information Services Group Inc.	8,116	30
*,^	Workhorse Group Inc.	4,200	29
*	Asure Software Inc.	6,100	29
*	Ultralife Corp.	5,625	28
*	Fuel Tech Inc.	16,944	25
*	Continental Materials Corp.	1,577	25
*	Aspen Aerogels Inc.	4,300	21
*	Frequency Electronics Inc.	2,277	21
*	Arotech Corp.	7,280	20
*	AMREP Corp.	3,574	17
*	Orion Energy Systems Inc.	13,048	15
	Houston Wire & Cable Co.	2,866	15
	National Research Corp. Class B	413	14
*	Ballantyne Strong Inc.	2,500	13
*	Napco Security Technologies Inc.	2,048	13
	Crawford & Co. Class A	1,640	13
*	IEC Electronics Corp.	2,900	12
*	Patriot Transportation Holding Inc.	608	12
	Hardinge Inc.	1,155	12
*	Sharps Compliance Corp.	2,564	11
*	CPI Aerostructures Inc.	1,800	11

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	ModusLink Global Solutions Inc.	8,813	11
*	Revolution Lighting Technologies Inc.	1,480	9
*,^	Eagle Bulk Shipping Inc.	20,759	9
*	CyberOptics Corp.	593	9
*	Wireless Telecom Group Inc.	5,909	8
*	American DG Energy Inc.	32,428	8
	Richardson Electronics Ltd.	1,409	7
*	StarTek Inc.	1,600	7
*	Westport Fuel Systems Inc.	3,949	7
*	Great Lakes Dredge & Dock Corp.	1,370	6
	BlueLinx Holdings Inc.	630	4
*	eMagin Corp.	2,056	4
*	Erickson Inc.	4,300	3
	Eastern Co.	156	3
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	1
*	ClearSign Combustion Corp.	100	1
*	Bazaarvoice Inc.	90	—
	Greif Inc. Class B	3	—
*	Cubist Pharmaceuticals, Inc. CVR	14,500	—
			2,137,081
Oil & Gas (4.0%)
	Exxon Mobil Corp.	3,182,670	298,344
	Chevron Corp.	1,443,675	151,340
	Schlumberger Ltd.	1,055,687	83,484
	Occidental Petroleum Corp.	580,414	43,856
	ConocoPhillips	947,377	41,306
	EOG Resources Inc.	424,160	35,383
	Halliburton Co.	626,283	28,364
	Kinder Morgan Inc.	1,442,530	27,004
	Phillips 66	339,222	26,914
	Anadarko Petroleum Corp.	386,318	20,571
	Spectra Energy Corp.	527,519	19,323
	Pioneer Natural Resources Co.	124,438	18,816
	Valero Energy Corp.	361,258	18,424
	Apache Corp.	293,608	16,345
	Marathon Petroleum Corp.	412,729	15,667
	Baker Hughes Inc.	340,718	15,377
	Devon Energy Corp.	372,027	13,486
	Hess Corp.	217,507	13,072
	Noble Energy Inc.	342,426	12,283
*	Concho Resources Inc.	100,758	12,017
	Williams Cos. Inc.	521,497	11,280
	EQT Corp.	129,632	10,037
	Marathon Oil Corp.	652,886	9,800
	National Oilwell Varco Inc.	277,590	9,341
	Cabot Oil & Gas Corp.	349,638	9,000
	Cimarex Energy Co.	73,126	8,725
	Columbia Pipeline Group Inc.	305,932	7,798
	Tesoro Corp.	93,931	7,037
*	Newfield Exploration Co.	155,405	6,866
	Helmerich & Payne Inc.	86,926	5,835
	Range Resources Corp.	130,496	5,630
*	Cheniere Energy Inc.	146,238	5,491
*	Diamondback Energy Inc.	55,922	5,101
	OGE Energy Corp.	155,364	5,088
	Targa Resources Corp.	118,800	5,006
*	Southwestern Energy Co.	366,970	4,616
*	FMC Technologies Inc.	170,336	4,543
	Murphy Oil Corp.	138,269	4,390
	Core Laboratories NV	33,408	4,139
*	Antero Resources Corp.	150,809	3,918
	Energen Corp.	78,881	3,803
*	Weatherford International plc	653,100	3,625

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
^	Transocean Ltd.	302,300	3,594
	HollyFrontier Corp.	140,580	3,342
*	Continental Resources Inc.	72,469	3,281
*	Gulfport Energy Corp.	103,684	3,241
	QEP Resources Inc.	180,567	3,183
*	Parsley Energy Inc. Class A	113,865	3,081
*	First Solar Inc.	58,162	2,820
	Patterson-UTI Energy Inc.	127,370	2,716
	Oceaneering International Inc.	80,928	2,417
	Superior Energy Services Inc.	130,081	2,395
*	WPX Energy Inc.	248,762	2,316
	Nabors Industries Ltd.	224,615	2,257
*	PDC Energy Inc.	34,854	2,008
	Rowan Cos. plc Class A	111,751	1,974
*	Chesapeake Energy Corp.	460,707	1,972
	Ensco plc Class A	201,500	1,957
*	RSP Permian Inc.	55,381	1,932
	PBF Energy Inc. Class A	78,796	1,874
*	Rice Energy Inc.	83,100	1,832
*	Dril-Quip Inc.	31,036	1,813
	Noble Corp. plc	211,688	1,744
*	Whiting Petroleum Corp.	184,588	1,709
*	Carrizo Oil & Gas Inc.	45,583	1,634
	SM Energy Co.	58,584	1,582
*	NOW Inc.	84,952	1,541
*	Matador Resources Co.	75,624	1,497
*	Oil States International Inc.	44,995	1,479
	Pattern Energy Group Inc. Class A	58,430	1,342
*	Oasis Petroleum Inc.	143,186	1,337
*	Forum Energy Technologies Inc.	76,500	1,324
*	Memorial Resource Development Corp.	82,000	1,302
	SemGroup Corp. Class A	38,728	1,261
*	McDermott International Inc.	254,049	1,255
*	Laredo Petroleum Inc.	100,215	1,050
*	MRC Global Inc.	71,617	1,018
	Denbury Resources Inc.	262,100	941
	Western Refining Inc.	43,758	903
*	Synergy Resources Corp.	120,295	801
*	Callon Petroleum Co.	70,849	796
*	Helix Energy Solutions Group Inc.	112,655	762
*	SEACOR Holdings Inc.	12,708	736
*	RPC Inc.	44,829	696
	Atwood Oceanics Inc.	55,135	690
*	Unit Corp.	43,329	674
	Archrock Inc.	70,911	668
*	Flotek Industries Inc.	45,166	596
*	Hornbeck Offshore Services Inc.	62,400	520
	Diamond Offshore Drilling Inc.	21,136	514
*	Chart Industries Inc.	21,132	510
*,^	SunPower Corp. Class A	32,580	505
	Delek US Holdings Inc.	37,619	497
*	TETRA Technologies Inc.	74,254	473
*	Par Pacific Holdings Inc.	27,800	426
*,^	Sanchez Energy Corp.	60,300	426
*	REX American Resources Corp.	7,080	424
*	Matrix Service Co.	25,160	415
*	Cobalt International Energy Inc.	305,213	409
*	Pacific Ethanol Inc.	74,800	408
*	California Resources Corp.	32,216	393
	Alon USA Energy Inc.	52,737	342
*	Renewable Energy Group Inc.	37,100	328
	Panhandle Oil and Gas Inc. Class A	19,486	325
*	Bill Barrett Corp.	48,753	312
*,^	EP Energy Corp. Class A	59,911	310

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Northern Oil and Gas Inc.	58,526	270
	Bristow Group Inc.	23,655	270
*	EXCO Resources Inc.	207,320	270
	Green Plains Inc.	12,176	240
	Evolution Petroleum Corp.	42,128	230
*,^	Plug Power Inc.	116,636	217
*	Ring Energy Inc.	23,600	208
	Tidewater Inc.	46,100	203
*	Natural Gas Services Group Inc.	8,711	199
*,^	FuelCell Energy Inc.	31,766	198
*	Trecora Resources	18,615	194
	CVR Energy Inc.	10,729	166
*	Eclipse Resources Corp.	48,600	162
*,^	W&T Offshore Inc.	55,700	129
*,^	Bonanza Creek Energy Inc.	63,574	128
	Tesco Corp.	16,637	111
*	Exterran Corp.	8,556	110
*	Gulfmark Offshore Inc.	34,069	107
*,^	TerraVia Holdings Inc.	38,601	101
*	Pioneer Energy Services Corp.	21,800	100
*	Newpark Resources Inc.	16,100	93
*	Green Brick Partners Inc.	12,800	93
*	PHI Inc.	4,543	81
*,^	Key Energy Services Inc.	321,950	75
*,^	Harvest Natural Resources Inc.	86,200	72
	Gulf Island Fabrication Inc.	9,619	67
*	Basic Energy Services Inc.	39,500	66
	Adams Resources & Energy Inc.	1,582	61
*,^	Comstock Resources Inc.	68,887	58
*	Independence Contract Drilling Inc.	10,300	56
*	Clayton Williams Energy Inc.	1,988	55
*	VAALCO Energy Inc.	42,330	45
*	Resolute Energy Corp.	14,667	44
*	Contango Oil & Gas Co.	2,931	36
*	Amyris Inc.	79,183	36
*	C&J Energy Services Ltd.	33,400	20
*	PrimeEnergy Corp.	141	9
*	Geospace Technologies Corp.	400	7
*	Seventy Seven Energy Inc.	42,434	4
*	Triangle Petroleum Corp.	13,187	4
*	Gastar Exploration Inc.	1,880	2
			1,143,922
Technology (9.2%)
	Apple Inc.	3,997,977	382,207
	Microsoft Corp.	5,736,226	293,523
*	Facebook Inc. Class A	1,686,918	192,781
*	Alphabet Inc. Class A	225,604	158,719
*	Alphabet Inc. Class C	224,331	155,259
	Intel Corp.	3,629,367	119,043
	Cisco Systems Inc.	3,862,805	110,824
	International Business Machines Corp.	663,520	100,709
	Oracle Corp.	2,405,827	98,471
	QUALCOMM Inc.	1,127,557	60,403
	Texas Instruments Inc.	773,535	48,462
	Broadcom Ltd.	298,234	46,346
	EMC Corp.	1,513,135	41,112
*	salesforce.com Inc.	492,366	39,099
*	Adobe Systems Inc.	383,445	36,730
*	Cognizant Technology Solutions Corp. Class A	463,767	26,546
*	Yahoo! Inc.	653,736	24,554
	Hewlett Packard Enterprise Co.	1,318,834	24,095
	Applied Materials Inc.	865,261	20,740
	Intuit Inc.	184,968	20,644
	NVIDIA Corp.	388,601	18,268

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Corning Inc.	852,609	17,461
	HP Inc.	1,323,093	16,605
*	Cerner Corp.	232,040	13,598
	Analog Devices Inc.	234,564	13,286
*	Micron Technology Inc.	802,282	11,039
	Symantec Corp.	498,832	10,246
	Lam Research Corp.	121,090	10,179
*	Red Hat Inc.	137,740	10,000
	Western Digital Corp.	202,572	9,574
*	Autodesk Inc.	172,486	9,338
	Skyworks Solutions Inc.	145,446	9,204
	Xilinx Inc.	195,459	9,017
	KLA-Tencor Corp.	122,331	8,961
*	Citrix Systems Inc.	110,389	8,841
	Linear Technology Corp.	182,477	8,491
	Motorola Solutions Inc.	124,934	8,242
	Harris Corp.	95,391	7,959
	CA Inc.	241,782	7,938
*	ServiceNow Inc.	117,990	7,835
	Microchip Technology Inc.	154,023	7,818
	Maxim Integrated Products Inc.	218,693	7,805
*	Palo Alto Networks Inc.	63,287	7,762
*	Akamai Technologies Inc.	130,461	7,297
*	Twitter Inc.	421,052	7,120
	CDK Global Inc.	118,221	6,560
*	Workday Inc. Class A	83,992	6,272
*	Synopsys Inc.	114,848	6,211
*	F5 Networks Inc.	54,418	6,195
*	VeriSign Inc.	71,507	6,183
	Juniper Networks Inc.	271,310	6,102
*	ANSYS Inc.	65,705	5,963
*	Gartner Inc.	60,243	5,868
*	Qorvo Inc.	105,563	5,833
*	Cadence Design Systems Inc.	226,748	5,510
	Seagate Technology plc	225,002	5,481
	Computer Sciences Corp.	109,941	5,459
*	Splunk Inc.	100,712	5,457
	NetApp Inc.	219,065	5,387
	CDW Corp.	118,110	4,734
*	Ultimate Software Group Inc.	21,628	4,548
*	Tyler Technologies Inc.	25,592	4,266
*	athenahealth Inc.	30,361	4,190
	Ingram Micro Inc.	113,250	3,939
	SS&C Technologies Holdings Inc.	131,356	3,688
	IAC/InterActiveCorp	65,508	3,688
*	PTC Inc.	97,240	3,654
	Garmin Ltd.	86,066	3,651
*,^	VMware Inc. Class A	62,803	3,594
*	Guidewire Software Inc.	55,907	3,453
*	Manhattan Associates Inc.	53,274	3,416
*	CommScope Holding Co. Inc.	109,029	3,383
*	Fortinet Inc.	105,267	3,325
	Brocade Communications Systems Inc.	357,315	3,280
	Marvell Technology Group Ltd.	337,624	3,218
*	ARRIS International plc	146,327	3,067
	Teradyne Inc.	154,939	3,051
*	Nuance Communications Inc.	192,855	3,014
*	Microsemi Corp.	88,678	2,898
*	ON Semiconductor Corp.	322,011	2,840
	CSRA Inc.	119,759	2,806
	DST Systems Inc.	23,992	2,793
	Leidos Holdings Inc.	57,729	2,763
	Blackbaud Inc.	39,930	2,711
	Cypress Semiconductor Corp.	253,012	2,669

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Fair Isaac Corp.	23,556	2,662
*	Advanced Micro Devices Inc.	516,227	2,653
*	NCR Corp.	94,567	2,626
*	Teradata Corp.	103,648	2,598
	Pitney Bowes Inc.	142,062	2,529
*	ViaSat Inc.	35,320	2,522
*	NetSuite Inc.	33,627	2,448
*	Aspen Technology Inc.	59,959	2,413
*	EPAM Systems Inc.	36,550	2,351
	j2 Global Inc.	34,769	2,196
*	IMS Health Holdings Inc.	86,118	2,184
*	Medidata Solutions Inc.	45,122	2,115
*	Veeva Systems Inc. Class A	61,844	2,110
*	Arista Networks Inc.	32,194	2,073
*	Integrated Device Technology Inc.	102,656	2,066
	SYNNEX Corp.	21,728	2,060
*	Dycom Industries Inc.	22,880	2,054
*	Proofpoint Inc.	32,391	2,044
*	ACI Worldwide Inc.	103,337	2,016
*	Tableau Software Inc. Class A	41,000	2,006
*	Qlik Technologies Inc.	67,527	1,997
*	Cree Inc.	79,857	1,952
*	Cirrus Logic Inc.	49,969	1,938
*	Ellie Mae Inc.	21,100	1,934
	Monolithic Power Systems Inc.	27,753	1,896
*	Fairchild Semiconductor International Inc. Class A	94,564	1,877
*	Demandware Inc.	24,683	1,849
*	Tech Data Corp.	25,522	1,834
*	Ciena Corp.	97,154	1,822
	MKS Instruments Inc.	41,842	1,802
*	FireEye Inc.	108,200	1,782
	Mentor Graphics Corp.	83,757	1,781
*	CACI International Inc. Class A	19,256	1,741
*	Allscripts Healthcare Solutions Inc.	136,739	1,737
	Lexmark International Inc. Class A	44,534	1,681
*	Rackspace Hosting Inc.	79,864	1,666
*	Zendesk Inc.	62,945	1,661
*	Cavium Inc.	42,384	1,636
	Science Applications International Corp.	27,143	1,584
*	NetScout Systems Inc.	70,890	1,577
*	EchoStar Corp. Class A	38,608	1,533
*	Finisar Corp.	86,879	1,521
*	Synaptics Inc.	28,296	1,521
*	CommVault Systems Inc.	35,146	1,518
*	Silicon Laboratories Inc.	30,884	1,505
*	Paycom Software Inc.	34,756	1,502
*	Verint Systems Inc.	45,223	1,498
*	Electronics For Imaging Inc.	33,417	1,438
*	VeriFone Systems Inc.	76,177	1,412
*	Entegris Inc.	97,283	1,408
	InterDigital Inc.	25,128	1,399
*	Cornerstone OnDemand Inc.	36,565	1,392
*	Polycom Inc.	122,848	1,382
	Cogent Communications Holdings Inc.	33,423	1,339
	Intersil Corp. Class A	95,153	1,288
	Plantronics Inc.	29,076	1,279
*	Infinera Corp.	112,699	1,271
*	Fleetmatics Group plc	27,800	1,205
*	NETGEAR Inc.	25,214	1,199
*	Premier Inc. Class A	36,438	1,192
*	Advanced Energy Industries Inc.	31,369	1,191
*,^	3D Systems Corp.	85,970	1,177
*	MicroStrategy Inc. Class A	6,717	1,176
*	Syntel Inc.	25,685	1,163

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	NIC Inc.	49,827	1,093
*	LogMeIn Inc.	17,197	1,091
*	Semtech Corp.	45,518	1,086
*	Synchronoss Technologies Inc.	33,665	1,073
*	Viavi Solutions Inc.	161,371	1,070
	Tessera Technologies Inc.	34,703	1,063
	Diebold Inc.	42,156	1,047
*	QLogic Corp.	68,357	1,008
*	Marketo Inc.	28,700	999
	CSG Systems International Inc.	24,756	998
*	Rambus Inc.	81,001	979
*	Inphi Corp.	30,270	970
*	HubSpot Inc.	22,191	964
*	GoDaddy Inc. Class A	30,858	962
*	Rovi Corp.	61,266	958
*	BroadSoft Inc.	23,345	958
*	SPS Commerce Inc.	15,731	953
*	Progress Software Corp.	34,625	951
^	Ebix Inc.	19,552	937
*	RingCentral Inc. Class A	47,352	934
	Power Integrations Inc.	18,625	933
*	RealPage Inc.	41,727	932
*	Cray Inc.	31,137	932
*	Envestnet Inc.	27,795	926
*	Web.com Group Inc.	49,682	903
*	Lumentum Holdings Inc.	36,474	883
*,^	Ubiquiti Networks Inc.	22,454	868
*	MaxLinear Inc.	45,138	812
	Pegasystems Inc.	29,872	805
	ADTRAN Inc.	42,633	795
*	2U Inc.	26,884	791
*	Insight Enterprises Inc.	30,101	783
*	Mercury Systems Inc.	31,201	776
*	Callidus Software Inc.	38,670	773
	West Corp.	38,803	763
*	Cvent Inc.	21,320	762
	Monotype Imaging Holdings Inc.	30,818	759
*	Infoblox Inc.	39,915	749
*	Super Micro Computer Inc.	29,331	729
*	Shutterstock Inc.	15,200	696
*	Gigamon Inc.	18,400	688
*	Xura Inc.	28,149	688
*	Diodes Inc.	35,676	670
*	Lattice Semiconductor Corp.	124,627	667
*	ScanSource Inc.	17,438	647
*	Q2 Holdings Inc.	22,752	638
*	FormFactor Inc.	70,463	633
*	Bottomline Technologies de Inc.	29,271	630
	Inteliquent Inc.	31,544	627
	Cabot Microelectronics Corp.	14,507	614
*	Ixia	61,069	600
*	Qualys Inc.	19,228	573
*	Loral Space & Communications Inc.	15,999	564
*	Rudolph Technologies Inc.	35,900	558
*	Virtusa Corp.	18,720	541
*	Photronics Inc.	57,874	516
*	New Relic Inc.	17,054	501
	Brooks Automation Inc.	43,393	487
*	ePlus Inc.	5,920	484
*,^	Match Group Inc.	30,706	463
*	Nimble Storage Inc.	55,295	440
*	Perficient Inc.	21,666	440
*,^	Oclaro Inc.	88,623	432
	Quality Systems Inc.	35,600	424

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Amkor Technology Inc.	72,299	416
*	VASCO Data Security International Inc.	25,043	410
*	Interactive Intelligence Group Inc.	10,002	410
*	Varonis Systems Inc.	16,950	407
*	Endurance International Group Holdings Inc.	45,200	406
*	Five9 Inc.	34,058	405
*	Imprivata Inc.	27,567	386
*	Unisys Corp.	52,200	380
*	Pure Storage Inc. Class A	32,887	358
*	Carbonite Inc.	36,712	357
	Forrester Research Inc.	9,617	354
	Epiq Systems Inc.	24,184	353
*	Barracuda Networks Inc.	23,100	350
*	PDF Solutions Inc.	24,976	349
*	Axcelis Technologies Inc.	128,388	345
*	CEVA Inc.	12,676	344
*	Applied Micro Circuits Corp.	53,359	343
	Computer Programs & Systems Inc.	8,518	340
*	Hortonworks Inc.	31,472	336
*	Xcerra Corp.	57,913	333
*	Ultratech Inc.	14,396	331
	PC Connection Inc.	13,591	323
*	Silver Spring Networks Inc.	26,300	320
*	CalAmp Corp.	21,488	318
*	Intralinks Holdings Inc.	48,764	317
*	Nanometrics Inc.	14,833	308
*	DSP Group Inc.	29,016	308
*	Rapid7 Inc.	24,153	304
	Cohu Inc.	27,773	301
*	Blucora Inc.	28,677	297
*	Benefitfocus Inc.	7,655	292
*	SunEdison Semiconductor Ltd.	48,500	288
*	Vocera Communications Inc.	21,666	278
*	MeetMe Inc.	51,649	275
*	Sonus Networks Inc.	31,090	270
*	PROS Holdings Inc.	15,264	266
	Hackett Group Inc.	18,781	261
*	Square Inc.	28,117	254
*	SciQuest Inc.	14,167	250
*	InvenSense Inc.	39,900	245
*	RigNet Inc.	17,900	240
*	Gogo Inc.	28,300	237
*	Actua Corp.	25,930	234
*	Extreme Networks Inc.	68,974	234
	IXYS Corp.	22,464	230
*,^	Box Inc.	22,140	229
*	ChannelAdvisor Corp.	15,532	225
*	Exar Corp.	27,035	218
*	NeoPhotonics Corp.	22,596	215
*	ShoreTel Inc.	31,587	211
*	Boingo Wireless Inc.	23,230	207
*	Vectrus Inc.	6,838	195
*	Zix Corp.	51,791	194
*	NetSol Technologies Inc.	30,900	180
	Comtech Telecommunications Corp.	13,850	178
	American Software Inc.	16,647	174
*	Alpha & Omega Semiconductor Ltd.	12,523	174
*	Hutchinson Technology Inc.	49,700	168
	QAD Inc. Class A	8,720	168
*	KEYW Holding Corp.	16,400	163
*	A10 Networks Inc.	24,213	157
*	Icad Inc.	29,548	154
*	GSI Technology Inc.	36,975	154
*	LivePerson Inc.	23,500	149

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Tremor Video Inc.	80,644	148
	Preformed Line Products Co.	3,527	142
*	Digi International Inc.	11,876	127
*	Digimarc Corp.	3,914	125
*	Dyax Corp CVR Expire 12/31/2019	112,113	124
*,^	Applied Optoelectronics Inc.	11,100	124
*	Exa Corp.	8,351	121
*	Agilysys Inc.	11,474	120
*	Calix Inc.	17,288	119
*	Immersion Corp.	16,249	119
*	Workiva Inc.	8,600	117
*	Intermolecular Inc.	78,300	116
*	Clearfield Inc.	6,205	111
	Concurrent Computer Corp.	20,811	109
*	FalconStor Software Inc.	103,055	108
*	Instructure Inc.	5,600	106
*	Model N Inc.	7,905	106
*	Mitek Systems Inc.	14,800	105
*	Appfolio Inc.	7,260	105
*	Silicon Graphics International Corp.	20,658	104
*	Systemax Inc.	11,829	101
*	Ultra Clean Holdings Inc.	17,696	101
*	Brightcove Inc.	11,261	99
*,^	VirnetX Holding Corp.	24,600	98
*	Amtech Systems Inc.	15,449	92
*	Covisint Corp.	40,926	89
*,^	Park City Group Inc.	9,825	88
*	Aviat Networks Inc.	11,133	87
*	Tangoe Inc.	10,949	85
*	inTEST Corp.	21,900	83
*	iPass Inc.	64,042	79
*	Radisys Corp.	16,911	76
*	Westell Technologies Inc. Class A	106,788	75
*	Edgewater Technology Inc.	8,642	75
*	ADDvantage Technologies Group Inc.	41,902	74
*	EMCORE Corp.	12,381	74
*	Imation Corp.	57,630	72
*	KVH Industries Inc.	9,261	71
*	Pendrell Corp.	138,079	70
*,^	Neonode Inc.	47,000	69
*	PAR Technology Corp.	13,813	66
*	Guidance Software Inc.	10,347	64
*	Sigma Designs Inc.	9,900	64
*	Kopin Corp.	26,176	58
*,^	TransEnterix Inc.	46,000	56
*	Alarm.com Holdings Inc.	2,150	55
*	Qumu Corp.	12,191	54
*	Apigee Corp.	4,300	53
	GlobalSCAPE Inc.	14,200	52
*	Datalink Corp.	6,748	51
	NCI Inc. Class A	3,378	47
	PC-Tel Inc.	9,837	46
*	CVD Equipment Corp.	5,349	46
	Computer Task Group Inc.	9,180	46
*	USA Technologies Inc.	9,300	40
*	Netlist Inc.	33,001	39
	AstroNova Inc.	2,500	38
	LRAD Corp.	21,083	38
	Evolving Systems Inc.	7,297	38
*	Jive Software Inc.	9,500	36
*	Seachange International Inc.	11,140	36
*	Support.com Inc.	39,324	33
*	BroadVision Inc.	4,952	33
*	MoSys Inc.	80,210	32

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Limelight Networks Inc.	20,915	31
*	Numerex Corp. Class A	4,145	31
*	Quantum Corp.	73,266	31
*	GigPeak Inc.	14,292	28
*	eGain Corp.	8,680	24
*	Twilio Inc.	636	23
*	Acacia Communications Inc.	550	22
*	Smith Micro Software Inc.	36,146	21
*	Determine Inc.	12,492	19
*	Aerohive Networks Inc.	2,782	18
*,^	Violin Memory Inc.	19,900	18
*	BSQUARE Corp.	2,900	16
	Great Elm Capital Group Inc.	2,442	16
	TESSCO Technologies Inc.	1,100	15
	QAD Inc. Class B	677	12
*	Telenav Inc.	1,445	7
	Simulations Plus Inc.	800	6
*	Zhone Technologies Inc.	2,987	4
*	Aware Inc.	422	2
*	SunEdison Inc.	10,248	1
*	United Online Inc.	100	1
*	InterCloud Systems Inc.	626	—
*	Clinical Data Contingent Value Rights	9,500	—
			2,612,599
Telecommunications (1.6%)
	AT&T Inc.	4,717,622	203,848
	Verizon Communications Inc.	3,127,405	174,634
	CenturyLink Inc.	419,539	12,171
*	Level 3 Communications Inc.	219,103	11,282
*	SBA Communications Corp. Class A	96,453	10,411
*	T-Mobile US Inc.	217,937	9,430
	Frontier Communications Corp.	930,646	4,597
*	Zayo Group Holdings Inc.	81,388	2,273
*	Sprint Corp.	490,673	2,223
	Telephone & Data Systems Inc.	71,273	2,114
	Shenandoah Telecommunications Co.	33,182	1,296
	Consolidated Communications Holdings Inc.	42,798	1,166
*	Cincinnati Bell Inc.	251,563	1,150
*	8x8 Inc.	75,672	1,106
*	Vonage Holdings Corp.	158,177	965
	ATN International Inc.	11,728	913
	Windstream Holdings Inc.	97,728	906
*	inContact Inc.	58,774	814
*	Iridium Communications Inc.	77,568	689
*	ORBCOMM Inc.	62,171	619
*	GTT Communications Inc.	29,091	538
*,^	Globalstar Inc.	362,401	438
	EarthLink Holdings Corp.	65,500	419
*	General Communication Inc. Class A	26,128	413
*	United States Cellular Corp.	10,350	406
	Spok Holdings Inc.	14,382	276
*	Alaska Communications Systems Group Inc.	105,805	180
*	Straight Path Communications Inc. Class B	5,978	165
	IDT Corp. Class B	10,156	144
*,^	pdvWireless Inc.	6,652	142
*	Lumos Networks Corp.	11,015	133
*	Hawaiian Telcom Holdco Inc.	5,805	123
*	FairPoint Communications Inc.	8,000	117
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
			446,107
Utilities (2.2%)
	NextEra Energy Inc.	356,324	46,465
	Duke Energy Corp.	523,818	44,938
	Southern Co.	718,413	38,529

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
Dominion Resources Inc.	469,332	36,575
American Electric Power Co. Inc.	374,158	26,225
Exelon Corp.	702,397	25,539
PG&E Corp.	376,642	24,075
Sempra Energy	179,554	20,473
Edison International	249,453	19,375
PPL Corp.	510,433	19,269
Consolidated Edison Inc.	227,878	18,331
Public Service Enterprise Group Inc.	385,399	17,963
Xcel Energy Inc.	373,696	16,734
WEC Energy Group Inc.	233,202	15,228
Eversource Energy	239,871	14,368
DTE Energy Co.	134,481	13,330
FirstEnergy Corp.	335,274	11,704
American Water Works Co. Inc.	134,204	11,342
Entergy Corp.	136,692	11,120
Ameren Corp.	177,651	9,519
CMS Energy Corp.	201,357	9,234
ONEOK Inc.	163,239	7,746
CenterPoint Energy Inc.	320,363	7,689
SCANA Corp.	96,674	7,314
AES Corp.	552,059	6,890
Alliant Energy Corp.	173,086	6,872
Pinnacle West Capital Corp.	79,946	6,480
NiSource Inc.	237,803	6,307
Westar Energy Inc. Class A	109,203	6,125
UGI Corp.	133,117	6,024
Atmos Energy Corp.	73,191	5,952
AGL Resources Inc.	89,275	5,889
ITC Holdings Corp.	116,420	5,451
TECO Energy Inc.	183,873	5,082
Aqua America Inc.	132,400	4,721
* Calpine Corp.	307,639	4,538
Vectren Corp.	74,826	3,941
National Fuel Gas Co.	68,512	3,897
Piedmont Natural Gas Co. Inc.	62,483	3,756
Great Plains Energy Inc.	116,852	3,552
Questar Corp.	135,306	3,433
Avista Corp.	75,714	3,392
Portland General Electric Co.	72,963	3,219
NRG Energy Inc.	204,000	3,058
IDACORP Inc.	36,685	2,984
Black Hills Corp.	45,834	2,889
ALLETE Inc.	44,311	2,864
Hawaiian Electric Industries Inc.	87,320	2,863
New Jersey Resources Corp.	73,672	2,840
WGL Holdings Inc.	39,410	2,790
ONE Gas Inc.	40,797	2,717
Southwest Gas Corp.	32,321	2,544
PNM Resources Inc.	70,210	2,488
NorthWestern Corp.	37,935	2,393
Avangrid Inc.	49,446	2,278
Spire Inc.	28,840	2,043
South Jersey Industries Inc.	64,194	2,030
MGE Energy Inc.	35,518	2,007
Ormat Technologies Inc.	43,678	1,911
El Paso Electric Co.	37,036	1,751
* Dynegy Inc.	77,000	1,327
California Water Service Group	36,932	1,290
Northwest Natural Gas Co.	18,407	1,193
Empire District Electric Co.	34,003	1,155
American States Water Co.	25,918	1,136
Unitil Corp.	26,586	1,134
Chesapeake Utilities Corp.	15,251	1,009

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	TerraForm Power Inc. Class A	73,913	806
	SJW Corp.	19,583	771
	Middlesex Water Co.	16,126	700
*	Talen Energy Corp.	47,921	649
	York Water Co.	15,546	498
	Connecticut Water Service Inc.	6,614	372
	Artesian Resources Corp. Class A	10,004	339
	Atlantic Power Corp.	127,320	316
*	Sunrun Inc.	51,486	305
	Spark Energy Inc. Class A	7,300	241
	Genie Energy Ltd. Class B	28,977	196
	Delta Natural Gas Co. Inc.	6,804	183
*	Pure Cycle Corp.	19,761	93
*,^	Vivint Solar Inc.	25,967	80
*	US Geothermal Inc.	86,878	71
*,^	Cadiz Inc.	11,960	70

			624,990

Total Common Stocks (Cost $8,903,596)			16,862,004

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (25.0%)
U.S. Government Securities (15.8%)
United States Treasury Note/Bond	3.125%	1/31/17	311	316
United States Treasury Note/Bond	4.625%	2/15/17	200	205
United States Treasury Note/Bond	8.750%	5/15/17	6,470	6,930
United States Treasury Note/Bond	2.375%	7/31/17	48,626	49,583
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,267
United States Treasury Note/Bond	4.750%	8/15/17	15,950	16,698
United States Treasury Note/Bond	0.625%	8/31/17	4,741	4,746
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,255
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,442
United States Treasury Note/Bond	0.625%	9/30/17	25,425	25,453
United States Treasury Note/Bond	1.875%	9/30/17	22,600	22,971
United States Treasury Note/Bond	0.875%	10/15/17	51,150	51,358
United States Treasury Note/Bond	1.875%	10/31/17	3,120	3,174
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,834
United States Treasury Note/Bond	4.250%	11/15/17	13,020	13,677
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,053
United States Treasury Note/Bond	0.875%	11/30/17	20,800	20,888
United States Treasury Note/Bond	1.000%	12/15/17	18,908	19,026
United States Treasury Note/Bond	0.750%	12/31/17	20,143	20,197
United States Treasury Note/Bond	1.000%	12/31/17	1,160	1,167
United States Treasury Note/Bond	0.875%	1/15/18	45,501	45,707
United States Treasury Note/Bond	0.750%	1/31/18	30,553	30,639
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,477
United States Treasury Note/Bond	2.625%	1/31/18	11,880	12,261
United States Treasury Note/Bond	1.000%	2/15/18	28,000	28,188
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,086
United States Treasury Note/Bond	0.750%	2/28/18	64,755	64,937
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,180
United States Treasury Note/Bond	1.000%	3/15/18	18,403	18,530
United States Treasury Note/Bond	0.875%	3/31/18	18,062	18,152
United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,402
United States Treasury Note/Bond	0.750%	4/15/18	23,024	23,089
United States Treasury Note/Bond	0.625%	4/30/18	26,028	26,048
United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,663
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,262
United States Treasury Note/Bond	0.875%	5/31/18	110,561	111,182
United States Treasury Note/Bond	1.000%	5/31/18	28,887	29,113
United States Treasury Note/Bond	2.375%	5/31/18	885	915

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.125%	6/15/18	7,169	7,242
United States Treasury Note/Bond	0.625%	6/30/18	5,000	5,003
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,442
United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,460
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,584
United States Treasury Note/Bond	1.375%	7/31/18	251	255
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,929
United States Treasury Note/Bond	1.500%	8/31/18	2,675	2,726
United States Treasury Note/Bond	1.000%	9/15/18	10,300	10,384
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,687
United States Treasury Note/Bond	0.875%	10/15/18	22,550	22,673
United States Treasury Note/Bond	1.250%	10/31/18	16,844	17,081
United States Treasury Note/Bond	1.750%	10/31/18	39,400	40,409
United States Treasury Note/Bond	1.250%	11/15/18	11,290	11,451
United States Treasury Note/Bond	3.750%	11/15/18	671	720
United States Treasury Note/Bond	1.250%	11/30/18	10,250	10,397
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,514
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,488
United States Treasury Note/Bond	1.500%	12/31/18	10,650	10,870
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,087
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,632
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,601
United States Treasury Note/Bond	0.750%	2/15/19	47,566	47,663
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,502
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,247
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,693
United States Treasury Note/Bond	1.500%	2/28/19	32,590	33,293
United States Treasury Note/Bond	1.000%	3/15/19	76,767	77,426
United States Treasury Note/Bond	1.500%	3/31/19	17,250	17,641
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,951
United States Treasury Note/Bond	0.875%	4/15/19	47,330	47,559
United States Treasury Note/Bond	1.250%	4/30/19	297	302
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,932
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,595
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,205
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,593
United States Treasury Note/Bond	1.500%	5/31/19	26,796	27,403
United States Treasury Note/Bond	0.875%	6/15/19	9,025	9,070
United States Treasury Note/Bond	1.000%	6/30/19	1,502	1,515
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,967
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,724
United States Treasury Note/Bond	1.625%	7/31/19	27,861	28,614
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,589
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,796
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,288
United States Treasury Note/Bond	1.625%	8/31/19	11,906	12,230
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,934
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,861
United States Treasury Note/Bond	1.500%	10/31/19	55,715	57,021
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,930
United States Treasury Note/Bond	1.000%	11/30/19	6,025	6,065
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,929
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,087
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,808
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,752
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,102
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,167
United States Treasury Note/Bond	1.375%	2/29/20	17,343	17,674
United States Treasury Note/Bond	1.125%	3/31/20	11,000	11,113
United States Treasury Note/Bond	1.375%	3/31/20	23,575	24,024
United States Treasury Note/Bond	1.125%	4/30/20	18,800	18,988
United States Treasury Note/Bond	1.375%	4/30/20	25,267	25,749
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,913
United States Treasury Note/Bond	1.375%	5/31/20	18,815	19,165

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	5/31/20	32,693	33,459
United States Treasury Note/Bond	1.625%	6/30/20	27,360	28,142
United States Treasury Note/Bond	1.875%	6/30/20	23,525	24,429
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,147
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,542
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,867
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,438
United States Treasury Note/Bond	1.375%	10/31/20	14,079	14,336
United States Treasury Note/Bond	1.750%	10/31/20	37,336	38,596
United States Treasury Note/Bond	2.625%	11/15/20	56,233	60,257
United States Treasury Note/Bond	1.625%	11/30/20	22,750	23,418
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,983
United States Treasury Note/Bond	1.750%	12/31/20	10,644	11,012
United States Treasury Note/Bond	2.375%	12/31/20	22,442	23,827
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,946
United States Treasury Note/Bond	2.125%	1/31/21	19,996	21,027
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,833
United States Treasury Note/Bond	7.875%	2/15/21	400	525
United States Treasury Note/Bond	1.125%	2/28/21	23,712	23,883
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,843
United States Treasury Note/Bond	1.250%	3/31/21	52,060	52,678
United States Treasury Note/Bond	2.250%	3/31/21	12,000	12,699
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,057
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,490
United States Treasury Note/Bond	3.125%	5/15/21	29,512	32,472
United States Treasury Note/Bond	1.375%	5/31/21	18,030	18,357
United States Treasury Note/Bond	2.000%	5/31/21	30,378	31,816
United States Treasury Note/Bond	1.125%	6/30/21	40,855	41,078
United States Treasury Note/Bond	2.125%	6/30/21	38,700	40,768
United States Treasury Note/Bond	2.250%	7/31/21	19,600	20,770
United States Treasury Note/Bond	2.125%	8/15/21	19,115	20,148
United States Treasury Note/Bond	2.000%	8/31/21	9,525	9,977
United States Treasury Note/Bond	2.125%	9/30/21	17,325	18,262
United States Treasury Note/Bond	2.000%	10/31/21	20,510	21,488
United States Treasury Note/Bond	2.000%	11/15/21	54,050	56,676
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,666
United States Treasury Note/Bond	1.875%	11/30/21	15,600	16,248
United States Treasury Note/Bond	2.125%	12/31/21	22,700	23,938
United States Treasury Note/Bond	1.500%	1/31/22	17,975	18,343
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,762
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,519
United States Treasury Note/Bond	1.750%	3/31/22	17,879	18,477
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,438
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,581
United States Treasury Note/Bond	1.875%	5/31/22	18,550	19,298
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,630
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,713
United States Treasury Note/Bond	1.625%	8/15/22	11,985	12,292
United States Treasury Note/Bond	1.875%	8/31/22	10,439	10,853
United States Treasury Note/Bond	1.750%	9/30/22	18,600	19,193
United States Treasury Note/Bond	1.875%	10/31/22	18,380	19,104
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,967
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,317
United States Treasury Note/Bond	2.125%	12/31/22	13,429	14,159
United States Treasury Note/Bond	1.750%	1/31/23	27,583	28,432
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,756
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,514
United States Treasury Note/Bond	1.500%	2/28/23	37,055	37,611
United States Treasury Note/Bond	1.500%	3/31/23	28,225	28,635
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,383
United States Treasury Note/Bond	1.750%	5/15/23	36,043	37,192
United States Treasury Note/Bond	1.625%	5/31/23	26,885	27,498
United States Treasury Note/Bond	1.375%	6/30/23	18,125	18,224
United States Treasury Note/Bond	2.500%	8/15/23	34,410	37,281

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,764
	United States Treasury Note/Bond	2.750%	11/15/23	20,256	22,332
	United States Treasury Note/Bond	2.750%	2/15/24	16,674	18,412
	United States Treasury Note/Bond	2.500%	5/15/24	66,454	72,196
	United States Treasury Note/Bond	2.375%	8/15/24	33,710	36,296
	United States Treasury Note/Bond	2.250%	11/15/24	36,046	38,462
	United States Treasury Note/Bond	7.500%	11/15/24	675	1,004
	United States Treasury Note/Bond	2.000%	2/15/25	61,048	63,890
	United States Treasury Note/Bond	2.125%	5/15/25	41,761	44,123
	United States Treasury Note/Bond	2.000%	8/15/25	23,772	24,860
	United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,707
	United States Treasury Note/Bond	2.250%	11/15/25	30,347	32,391
	United States Treasury Note/Bond	1.625%	2/15/26	15,735	15,919
	United States Treasury Note/Bond	6.000%	2/15/26	4,345	6,121
	United States Treasury Note/Bond	1.625%	5/15/26	42,239	42,780
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,636
	United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,757
	United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,835
	United States Treasury Note/Bond	5.500%	8/15/28	15,445	22,086
	United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,901
	United States Treasury Note/Bond	5.250%	2/15/29	11,313	15,999
	United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,764
	United States Treasury Note/Bond	6.250%	5/15/30	6,570	10,327
	United States Treasury Note/Bond	5.375%	2/15/31	8,700	12,903
	United States Treasury Note/Bond	4.500%	2/15/36	14,500	20,885
	United States Treasury Note/Bond	4.750%	2/15/37	11,100	16,513
	United States Treasury Note/Bond	5.000%	5/15/37	4,403	6,768
	United States Treasury Note/Bond	4.375%	2/15/38	11,742	16,743
	United States Treasury Note/Bond	4.500%	5/15/38	8,000	11,605
	United States Treasury Note/Bond	3.500%	2/15/39	9,301	11,743
	United States Treasury Note/Bond	4.250%	5/15/39	8,883	12,418
	United States Treasury Note/Bond	4.500%	8/15/39	8,684	12,560
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,616
	United States Treasury Note/Bond	4.625%	2/15/40	13,760	20,236
	United States Treasury Note/Bond	4.375%	5/15/40	4,450	6,336
	United States Treasury Note/Bond	3.875%	8/15/40	6,685	8,878
	United States Treasury Note/Bond	4.250%	11/15/40	10,317	14,457
	United States Treasury Note/Bond	4.750%	2/15/41	15,588	23,404
	United States Treasury Note/Bond	4.375%	5/15/41	5,450	7,787
	United States Treasury Note/Bond	3.750%	8/15/41	3,500	4,571
	United States Treasury Note/Bond	3.125%	11/15/41	8,128	9,606
	United States Treasury Note/Bond	3.125%	2/15/42	8,523	10,080
	United States Treasury Note/Bond	3.000%	5/15/42	6,425	7,427
	United States Treasury Note/Bond	2.750%	8/15/42	23,725	26,161
	United States Treasury Note/Bond	2.750%	11/15/42	73,183	80,570
	United States Treasury Note/Bond	3.125%	2/15/43	1,942	2,291
	United States Treasury Note/Bond	2.875%	5/15/43	25,010	28,136
	United States Treasury Note/Bond	3.625%	8/15/43	36,486	47,107
	United States Treasury Note/Bond	3.750%	11/15/43	23,554	31,095
	United States Treasury Note/Bond	3.625%	2/15/44	29,063	37,487
	United States Treasury Note/Bond	3.375%	5/15/44	11,816	14,574
	United States Treasury Note/Bond	3.125%	8/15/44	13,001	15,315
	United States Treasury Note/Bond	3.000%	11/15/44	16,069	18,487
	United States Treasury Note/Bond	2.500%	2/15/45	33,593	35,005
	United States Treasury Note/Bond	3.000%	5/15/45	22,139	25,467
	United States Treasury Note/Bond	2.875%	8/15/45	30,367	34,105
	United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,844
	United States Treasury Note/Bond	2.500%	2/15/46	33,409	34,819
	United States Treasury Note/Bond	2.500%	5/15/46	21,200	22,118
					4,477,735
Agency Bonds and Notes (1.0%)
3	AID-Israel	5.500%	12/4/23	375	472
3	AID-Israel	5.500%	4/26/24	1,400	1,774
3	AID-Jordan	1.945%	6/23/19	600	621

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	AID-Jordan	2.503%	10/30/20	750	797
3	AID-Jordan	2.578%	6/30/22	320	342
3	AID-Tunisia	2.452%	7/24/21	250	266
3	AID-Ukraine	1.844%	5/16/19	350	360
3	AID-Ukraine	1.847%	5/29/20	700	718
2	Federal Farm Credit Banks	1.125%	9/22/17	500	503
2	Federal Farm Credit Banks	1.000%	9/25/17	425	427
2	Federal Farm Credit Banks	1.125%	12/18/17	500	504
2	Federal Farm Credit Banks	1.110%	2/20/18	425	428
2	Federal Farm Credit Banks	0.750%	4/18/18	1,500	1,502
2	Federal Farm Credit Banks	1.100%	6/1/18	400	403
2	Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,421
2	Federal Farm Credit Banks	3.500%	12/20/23	500	567
2	Federal Home Loan Banks	0.860%	8/1/17	1,000	1,003
2	Federal Home Loan Banks	0.750%	8/28/17	2,500	2,504
2	Federal Home Loan Banks	4.875%	9/8/17	405	425
2	Federal Home Loan Banks	0.625%	10/26/17	5,000	5,000
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,490
2	Federal Home Loan Banks	1.000%	12/19/17	4,000	4,021
2	Federal Home Loan Banks	1.375%	3/9/18	2,200	2,226
2	Federal Home Loan Banks	0.875%	3/19/18	3,550	3,562
2	Federal Home Loan Banks	1.125%	4/25/18	2,000	2,016
2	Federal Home Loan Banks	2.750%	6/8/18	1,625	1,689
2	Federal Home Loan Banks	0.875%	6/29/18	3,950	3,964
2	Federal Home Loan Banks	5.375%	8/15/18	225	247
2	Federal Home Loan Banks	1.125%	6/21/19	4,300	4,338
2	Federal Home Loan Banks	1.875%	3/13/20	500	516
2	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,312
2	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,991
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,179
2	Federal Home Loan Banks	1.375%	2/18/21	1,600	1,619
2	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,940
2	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,280
2	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,183
2	Federal Home Loan Banks	5.375%	8/15/24	815	1,045
2	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,015
4	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	6,000	6,010
4	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,694
4	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,373
4	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,239
4	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	2,972
4	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	5,000	5,026
4	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,803
4	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	2,007
4	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	6,000	6,007
4	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,940
4	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,754
4	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	5,044
4	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,980
4	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,721
4	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	11,100
4	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,927
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,965
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	412
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,447
4	Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,558
4	Federal National Mortgage Assn.	1.000%	9/27/17	1,000	1,005
4	Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,010
4	Federal National Mortgage Assn.	0.875%	2/8/18	6,000	6,022
4	Federal National Mortgage Assn.	0.875%	3/28/18	2,000	2,007
4	Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,495
4	Federal National Mortgage Assn.	1.125%	7/20/18	3,000	3,026
4	Federal National Mortgage Assn.	1.875%	9/18/18	9,997	10,249
4	Federal National Mortgage Assn.	1.125%	10/19/18	3,000	3,027

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,462
4	Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,154
4	Federal National Mortgage Assn.	1.375%	1/28/19	2,000	2,030
4	Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,113
4	Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,885
4	Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,108
4	Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,193
4	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,067
4	Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,850
4	Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,048
4	Federal National Mortgage Assn.	1.500%	6/22/20	4,000	4,076
4	Federal National Mortgage Assn.	1.500%	11/30/20	4,000	4,068
4	Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,067
4	Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,921
4	Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,148
4	Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,162
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,206
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,224
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,664
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,854
2	Financing Corp.	9.800%	4/6/18	500	579
2	Financing Corp.	9.650%	11/2/18	475	572
	Private Export Funding Corp.	2.250%	12/15/17	200	204
	Private Export Funding Corp.	1.875%	7/15/18	300	306
	Private Export Funding Corp.	4.375%	3/15/19	350	382
	Private Export Funding Corp.	1.450%	8/15/19	350	356
	Private Export Funding Corp.	2.250%	3/15/20	650	677
	Private Export Funding Corp.	2.300%	9/15/20	175	183
	Private Export Funding Corp.	4.300%	12/15/21	175	201
	Private Export Funding Corp.	2.800%	5/15/22	200	214
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,292
	Private Export Funding Corp.	3.550%	1/15/24	725	814
	Private Export Funding Corp.	2.450%	7/15/24	525	547
	Private Export Funding Corp.	3.250%	6/15/25	175	194
2	Tennessee Valley Authority	4.500%	4/1/18	655	697
2	Tennessee Valley Authority	1.750%	10/15/18	600	613
2	Tennessee Valley Authority	3.875%	2/15/21	905	1,012
2	Tennessee Valley Authority	1.875%	8/15/22	425	435
2	Tennessee Valley Authority	2.875%	9/15/24	954	1,028
2	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,924
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,065
2	Tennessee Valley Authority	4.650%	6/15/35	500	634
2	Tennessee Valley Authority	5.880%	4/1/36	285	413
2	Tennessee Valley Authority	5.500%	6/15/38	225	316
2	Tennessee Valley Authority	5.250%	9/15/39	425	581
2	Tennessee Valley Authority	3.500%	12/15/42	950	1,027
2	Tennessee Valley Authority	5.375%	4/1/56	580	816
2	Tennessee Valley Authority	4.625%	9/15/60	519	650
2	Tennessee Valley Authority	4.250%	9/15/65	700	819
					267,341
Conventional Mortgage-Backed Securities (8.1%)
4,5	Fannie Mae Pool	2.000%	10/1/28	3,137	3,194
4,5,6	Fannie Mae Pool	2.500%	3/1/27–1/1/43	64,992	67,442
4,5,6	Fannie Mae Pool	3.000%	1/1/26–7/1/46	198,087	207,128
4,5,6	Fannie Mae Pool	3.500%	9/1/25–7/1/46	261,648	277,316
4,5,6	Fannie Mae Pool	4.000%	7/1/18–7/1/46	170,518	183,489
4,5	Fannie Mae Pool	4.500%	1/1/18–7/1/46	86,143	94,184
4,5	Fannie Mae Pool	5.000%	3/1/17–1/1/44	45,393	50,320
4,5	Fannie Mae Pool	5.500%	11/1/16–4/1/40	37,625	42,370
4,5	Fannie Mae Pool	6.000%	10/1/16–5/1/41	25,354	29,055
4,5	Fannie Mae Pool	6.500%	9/1/16–10/1/39	7,698	8,846
4,5	Fannie Mae Pool	7.000%	8/1/16–11/1/37	2,900	3,338
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	235	264
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	52	57

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	8.500%	11/1/18–7/1/30	38	44
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	10	12
4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	2
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,595	2,648
4,5,6	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	49,075	50,910
4,5,6	Freddie Mac Gold Pool	3.000%	4/1/23–7/1/46	128,132	133,864
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/25–7/1/46	165,958	175,541
4,5,6	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/46	105,213	112,870
4,5	Freddie Mac Gold Pool	4.500%	1/1/18–7/1/46	50,170	54,665
4,5	Freddie Mac Gold Pool	5.000%	4/1/17–10/1/41	28,484	31,377
4,5	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	21,659	24,219
4,5	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	13,043	14,892
4,5	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	3,453	3,979
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	985	1,143
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	151	171
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	102	118
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	17	20
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	13	13
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	15,164	15,889
5,6	Ginnie Mae I Pool	3.500%	11/15/25–7/1/46	16,055	17,105
5,6	Ginnie Mae I Pool	4.000%	10/15/24–7/1/46	22,338	24,089
5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/46	27,250	30,190
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	17,270	19,328
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	8,465	9,579
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	5,447	6,245
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,651	1,834
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	697	787
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	211	239
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	145	162
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	20	21
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	20	21
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
5	Ginnie Mae II Pool	2.500%	6/20/27–6/20/28	2,846	2,967
5,6	Ginnie Mae II Pool	3.000%	2/20/27–7/1/46	116,093	121,659
5,6	Ginnie Mae II Pool	3.500%	9/20/25–7/1/46	228,457	242,872
5,6	Ginnie Mae II Pool	4.000%	9/20/25–7/1/46	116,014	124,518
5	Ginnie Mae II Pool	4.500%	11/20/35–4/20/46	52,960	57,293
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	27,249	29,931
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	8,276	9,149
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,722	4,179
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,193	1,348
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	213	245
					2,293,143
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,7	Fannie Mae Pool	1.956%	4/1/37	60	62
4,5,7	Fannie Mae Pool	2.083%	9/1/37	173	185
4,5	Fannie Mae Pool	2.114%	3/1/43	674	691
4,5,7	Fannie Mae Pool	2.126%	12/1/41	256	263
4,5	Fannie Mae Pool	2.184%	6/1/42	1,273	1,331
4,5	Fannie Mae Pool	2.189%	6/1/43	533	550
4,5	Fannie Mae Pool	2.217%	9/1/42	391	409
4,5	Fannie Mae Pool	2.222%	10/1/42	309	318
4,5	Fannie Mae Pool	2.267%	7/1/43	734	759
4,5,7	Fannie Mae Pool	2.341%	8/1/35	165	176
4,5	Fannie Mae Pool	2.387%	7/1/42	554	574
4,5	Fannie Mae Pool	2.410%	9/1/40–5/1/42	840	878
4,5,7	Fannie Mae Pool	2.415%	6/1/36	5	5
4,5	Fannie Mae Pool	2.419%	5/1/43	1,261	1,312
4,5,7	Fannie Mae Pool	2.439%	12/1/33	45	47

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5,7	Fannie Mae Pool	2.445%	7/1/39	23	24
4,5,7	Fannie Mae Pool	2.450%	7/1/37	29	31
4,5	Fannie Mae Pool	2.451%	10/1/42	565	584
4,5	Fannie Mae Pool	2.453%	8/1/40–9/1/43	171	178
4,5,7	Fannie Mae Pool	2.482%	9/1/34	58	60
4,5,7	Fannie Mae Pool	2.485%	11/1/36	204	216
4,5,7	Fannie Mae Pool	2.519%	2/1/36	85	87
4,5,7	Fannie Mae Pool	2.535%	10/1/39	64	67
4,5,7	Fannie Mae Pool	2.544%	8/1/37–10/1/40	282	298
4,5,7	Fannie Mae Pool	2.566%	7/1/42	213	228
4,5,7	Fannie Mae Pool	2.573%	12/1/40	222	234
4,5,7	Fannie Mae Pool	2.576%	11/1/39	40	43
4,5,7	Fannie Mae Pool	2.577%	7/1/36	31	32
4,5,7	Fannie Mae Pool	2.612%	12/1/41	239	256
4,5	Fannie Mae Pool	2.619%	11/1/41	233	249
4,5,7	Fannie Mae Pool	2.634%	1/1/37	195	209
4,5,7	Fannie Mae Pool	2.674%	10/1/40	98	103
4,5,7	Fannie Mae Pool	2.685%	11/1/33–12/1/40	191	201
4,5,7	Fannie Mae Pool	2.690%	11/1/40–12/1/40	148	156
4,5,7	Fannie Mae Pool	2.710%	1/1/40	149	155
4,5	Fannie Mae Pool	2.712%	1/1/42	241	256
4,5	Fannie Mae Pool	2.724%	12/1/43	991	1,026
4,5	Fannie Mae Pool	2.750%	3/1/42	510	536
4,5	Fannie Mae Pool	2.753%	2/1/41–1/1/42	459	480
4,5,7	Fannie Mae Pool	2.770%	11/1/34	81	85
4,5	Fannie Mae Pool	2.775%	11/1/41	225	243
4,5,7	Fannie Mae Pool	2.796%	1/1/35	170	182
4,5,7	Fannie Mae Pool	2.805%	5/1/42	128	133
4,5,7	Fannie Mae Pool	2.828%	3/1/41	225	236
4,5,7	Fannie Mae Pool	2.848%	5/1/40	59	61
4,5	Fannie Mae Pool	2.899%	12/1/40	93	99
4,5,7	Fannie Mae Pool	2.915%	3/1/42	326	351
4,5,7	Fannie Mae Pool	2.939%	3/1/41	175	186
4,5	Fannie Mae Pool	2.947%	2/1/42–9/1/43	1,623	1,716
4,5,7	Fannie Mae Pool	2.975%	2/1/42	216	232
4,5,7	Fannie Mae Pool	2.999%	5/1/41	168	177
4,5,7	Fannie Mae Pool	3.043%	5/1/40	29	30
4,5	Fannie Mae Pool	3.058%	2/1/41	176	186
4,5	Fannie Mae Pool	3.138%	2/1/41	79	83
4,5	Fannie Mae Pool	3.359%	8/1/42	374	389
4,5	Fannie Mae Pool	3.568%	4/1/41	180	189
4,5	Fannie Mae Pool	3.580%	8/1/39	48	53
4,5	Fannie Mae Pool	3.582%	6/1/41	61	66
4,5	Fannie Mae Pool	3.586%	7/1/41	381	407
4,5	Fannie Mae Pool	3.749%	6/1/41	261	280
4,5,7	Fannie Mae Pool	3.796%	8/1/39	186	193
4,5	Fannie Mae Pool	3.832%	9/1/40	221	236
4,5,7	Fannie Mae Pool	4.034%	11/1/39	72	77
4,5,7	Fannie Mae Pool	4.282%	12/1/39	132	138
4,5	Fannie Mae Pool	4.847%	3/1/38	21	22
4,5	Fannie Mae Pool	5.520%	4/1/37	118	125
4,5	Fannie Mae Pool	5.852%	12/1/37	111	120
4,5,7	Fannie Mae Pool	6.004%	10/1/37	117	123
4,5,7	Freddie Mac Non Gold Pool	1.735%	10/1/37	5	5
4,5	Freddie Mac Non Gold Pool	2.334%	5/1/42	92	95
4,5,7	Freddie Mac Non Gold Pool	2.430%	1/1/37	157	166
4,5,7	Freddie Mac Non Gold Pool	2.479%	7/1/35	86	91
4,5,7	Freddie Mac Non Gold Pool	2.492%	10/1/37	53	56
4,5,7	Freddie Mac Non Gold Pool	2.500%	1/1/38	30	32
4,5,7	Freddie Mac Non Gold Pool	2.515%	12/1/36	57	60
4,5	Freddie Mac Non Gold Pool	2.548%	11/1/43	554	574
4,5	Freddie Mac Non Gold Pool	2.573%	2/1/42	134	141
4,5,7	Freddie Mac Non Gold Pool	2.587%	12/1/34	69	73
4,5,7	Freddie Mac Non Gold Pool	2.602%	1/1/35	15	16

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5,7	Freddie Mac Non Gold Pool	2.612%	12/1/36	50	52
4,5,7	Freddie Mac Non Gold Pool	2.619%	12/1/40	208	215
4,5,7	Freddie Mac Non Gold Pool	2.621%	11/1/34	62	66
4,5,7	Freddie Mac Non Gold Pool	2.630%	6/1/40	71	73
4,5,7	Freddie Mac Non Gold Pool	2.634%	12/1/35	92	97
4,5,7	Freddie Mac Non Gold Pool	2.652%	2/1/37	35	37
4,5,7	Freddie Mac Non Gold Pool	2.662%	3/1/37	16	17
4,5	Freddie Mac Non Gold Pool	2.750%	2/1/42	270	283
4,5,7	Freddie Mac Non Gold Pool	2.755%	11/1/40–12/1/40	123	127
4,5,7	Freddie Mac Non Gold Pool	2.762%	11/1/40	96	100
4,5	Freddie Mac Non Gold Pool	2.773%	1/1/41	179	188
4,5,7	Freddie Mac Non Gold Pool	2.851%	5/1/36	49	51
4,5,7	Freddie Mac Non Gold Pool	2.875%	5/1/38	10	10
4,5	Freddie Mac Non Gold Pool	2.905%	12/1/41	306	322
4,5,7	Freddie Mac Non Gold Pool	2.932%	6/1/40	52	56
4,5,7	Freddie Mac Non Gold Pool	2.973%	2/1/36	51	53
4,5,7	Freddie Mac Non Gold Pool	2.980%	3/1/41	48	51
4,5,7	Freddie Mac Non Gold Pool	2.983%	10/1/36	46	48
4,5,7	Freddie Mac Non Gold Pool	3.005%	5/1/40	44	47
4,5,7	Freddie Mac Non Gold Pool	3.024%	2/1/41	50	54
4,5,7	Freddie Mac Non Gold Pool	3.035%	2/1/41	160	170
4,5	Freddie Mac Non Gold Pool	3.054%	1/1/41	55	58
4,5,7	Freddie Mac Non Gold Pool	3.068%	5/1/40	38	40
4,5	Freddie Mac Non Gold Pool	3.115%	6/1/41	78	82
4,5	Freddie Mac Non Gold Pool	3.443%	3/1/42	340	361
4,5	Freddie Mac Non Gold Pool	3.591%	6/1/40	97	103
4,5	Freddie Mac Non Gold Pool	3.680%	9/1/40	275	293
4,5	Freddie Mac Non Gold Pool	4.723%	9/1/37	237	245
4,5	Freddie Mac Non Gold Pool	5.258%	3/1/38	122	131
4,5	Freddie Mac Non Gold Pool	5.893%	5/1/37	198	207
5,7	Ginnie Mae II Pool	1.750%	4/20/41	70	72
5	Ginnie Mae II Pool	2.000%	10/20/38–6/20/43	3,653	3,805
5,7	Ginnie Mae II Pool	2.250%	5/20/41	74	78
5	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	579	590
5	Ginnie Mae II Pool	3.000%	7/20/38–11/20/41	1,116	1,179
5	Ginnie Mae II Pool	3.500%	7/20/41–12/20/43	1,443	1,504
5	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	551	582

					32,443

Total U.S. Government and Agency Obligations (Cost $6,798,779)					7,070,662

Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	140	145
5	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	27	27
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	189	189
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	351
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	151
5	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	86	86
5	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	291	291
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	126
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	127
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	327
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	178
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	426
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	553
5	American Express Credit Account Secured Note Trust
	2014-3	1.490%	4/15/20	625	627
5	American Express Credit Account Secured Note Trust
	2014-4	1.430%	6/15/20	325	327
5	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	1	1
5	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	33	33

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
5	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	106	106
5	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	225	225
5	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	275	275
5	Banc of America Commercial Mortgage Trust 2006-2	6.009%	5/10/45	56	56
5	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	201
5	Banc of America Commercial Mortgage Trust 2008-1	6.436%	2/10/51	1,009	1,054
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	175	187
5	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	300	330
	Bank of Nova Scotia	2.125%	9/11/19	900	922
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,824
	Bank of Nova Scotia	1.875%	4/26/21	600	606
5	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	303
5	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	160	160
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	1,021	1,049
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	301	305
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	342
5	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,820	1,879
5	BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	302	302
5	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	251
5	BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	400
5	BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	400	401
5	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	125	125
5	Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	168	168
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
5	Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	69	69
5	Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5	Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	101
5	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	804
5	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	151
5	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	428
5	Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	225	227
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	227
5	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	327
5	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	201
5	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	579
5	Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	150
5	Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	527
5	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	901
5	Capital One Multi-asset Execution Trust 2015-A5	1.600%	5/17/21	400	405
5	Capital One Multi-asset Execution Trust 2015-A8	2.050%	8/15/23	600	611
5	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	103	103
5	CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	27	27
5	Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	97
5	Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	45	45
5	Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5	Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
5	Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	223	224
5	Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	126
5	Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	251
5	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	101
5	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	100	101
5	Carmax Auto Owner Trust 2015-4	1.830%	6/15/21	150	152
5	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	621	620
5	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,268	1,308
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	53	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	88
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	855
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	469
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	579
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	421
5	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	608
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,334
5	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,056
5	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	775
5	Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,455
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	956
5	Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,073
5	Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	804
5	Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,850
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	612
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,234
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	780
5	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	580
5	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,120
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,502
5	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	875
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	792
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,163
5	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,266
5	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	421	423
5	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	232
5	Citigroup Commercial Mortgage Trust 2007-C6	5.901%	12/10/49	1,141	1,173
5	Citigroup Commercial Mortgage Trust 2008-C7	6.345%	12/10/49	1,136	1,176
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	636
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	106
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	105
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	232
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	257
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	397
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	81
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	310
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	113
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	117
5	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	133
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	80
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	139
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	136
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	221
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	163
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	327
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	705
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	841
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	344
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	155
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	685
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	332
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	385
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	468
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	234
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	447
5	Citigroup Commercial Mortgage Trust 2016-C32	3.616%	2/10/49	800	867
5	Citigrouputsche Bank Commercial Mortgage Trust
	2016-C1	3.276%	5/10/49	300	319
5	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	1,126	1,147
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	153
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	205
5,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	241
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	367
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	180

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	215
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	291
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	371
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	229
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	129
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	134
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	192
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	139
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	83
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	55
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	55
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	168
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	194
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	160
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	242
5	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	365	413
5	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	450	508
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	237
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	259
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	292
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	162
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	361
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	367
5	COMM 2014-CCRE14 Mortgage Trust	4.752%	2/10/47	175	191
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	337
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	121
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	234
5	COMM 2014-CCRE15 Mortgage Trust	4.865%	2/10/47	105	118
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	715
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	164
5	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	336
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	675
5	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	275	311
5	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	233
5	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	106
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	195
5	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	109
5	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	186
5	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	138
5	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	165
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	361
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	445
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	194
5	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	78
5	COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	449
5	COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	213
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	93
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	83
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	223
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	62
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	41
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	383
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	243
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	176
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	548
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	443
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	452
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	863
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	245
5	COMM 2015-CR22 Mortgage Trust	2.856%	3/10/48	200	208

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	575	608
5	COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	200	212
5	COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	250	265
5	COMM 2015-CR23 Mortgage Trust	3.497%	5/10/48	375	403
5	COMM 2015-CR23 Mortgage Trust	3.801%	5/10/48	175	189
5	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	425	465
5	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	850	919
5	COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	400	427
5	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	400	432
5	COMM 2016-CR28 Mortgage Trust	3.762%	2/10/49	600	657
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	532
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	117	117
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	322	323
5	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	528	532
5	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	433
5	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	216
5	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	187
5	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	279	280
5	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	550	593
5	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	225	244
5	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	327	350
5	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	425	461
5	CSAIL Commercial Mortgage Trust 2015-C3	4.256%	8/15/48	200	212
5	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	200	216
5	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	325	358
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	905
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,349
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,179
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,076
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	833
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	852
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,218
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	155	169
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	600	662
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,025	1,128
4,5	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	102	103
4,5	Fannie Mae-Aces 2013-M12	2.473%	3/25/23	1,054	1,080
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	75	79
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	462
4,5	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,577	1,614
4,5	Fannie Mae-Aces 2014-M1	3.411%	7/25/23	1,675	1,820
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	825	850
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,309
4,5	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	158	159
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	165	174
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	506
4,5	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	500	518
4,5	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	267	270
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	459	482
4,5	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	661
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	685
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,234
4,5	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	1,265	1,404
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	194	202
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	693
4,5	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	704	703
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	840
4,5	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	311	313
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,113
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	374
4,5	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	850	887

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,079
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	775	793
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	418
4,5	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	225	227
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	779
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	399	417
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	455
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	736
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	418
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	414
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	824
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	616
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	761	776
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	543	559
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	422	430
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	652	664
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	249	255
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	733	752
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,963
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	800	895
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	579
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,536
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	602
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	104
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	957
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	50	56
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,335
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,347
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K028	2.745%	1/25/26	700	739
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,372
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,043	1,085
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,383
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,071	1,132
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,119	1,176
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,344
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,529
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	377	395
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,632

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	269	282
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	937
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	378	400
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,123
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,094
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	190	199
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	736
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	192	201
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	411	435
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	651
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	675	731
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	709
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	221	235
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	578
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	911
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	484
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	829
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	490
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	296
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	1,048
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	414
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	551	552
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,289
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	415
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,762	1,811
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	385
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	590
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	11	11
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	102
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	682	684
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,696
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	800	817

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,073
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,735
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,511
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	250	257
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	860
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	812	843
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	854
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	400	408
4,5	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	849
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	506
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	525	557
5	Fifth Third Auto 2014-1	0.680%	4/16/18	80	80
5	Fifth Third Auto 2014-1	1.420%	3/16/20	425	428
5	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
5	Fifth Third Auto 2014-2	0.890%	11/15/18	119	119
5	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
5	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	4	4
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
5	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	97	97
5	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	325
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
5	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	300
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
5	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	158	158
5	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	25	25
5	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
5	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	134	134
5	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	174	174
5	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	237	237
5	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	201
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	276
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	101
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	201
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	101
5	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	350	350
5	Ford Credit Floorplan Master Owner Trust A Series
	2014-1	1.200%	2/15/19	450	451
5	Ford Credit Floorplan Master Owner Trust A Series
	2014-4	1.400%	8/15/19	850	848
5	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	800	804
5	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	413
5	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	400	403
5	GM Financial Leasing Trust 2015-2	1.850%	7/22/19	200	201
5	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	200	202
5	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	200	201
5	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	425	426

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	GM Financial Leasing Trust 2016-2	1.620%	9/20/19	375	377
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	158
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	809
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	472
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	340
5	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	258
5	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	96
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	293
	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	124
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	196
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	145
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	764
5	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	216
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	109
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	142
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	921
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	307
5	GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	188
5	GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	166
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	527
5	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	125	140
5	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	130
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	269
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	867
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	135
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	137
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	532
5	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	311
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	481
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	459
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	193
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	427
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	432
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	314
5	Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	91	91
5	Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	33	33
5	Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5	Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	123	123
5	Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
5	Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	117	117
5	Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5	Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	284	284
5	Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	351
5	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	101
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	402
5	Huntington Auto Trust 2015-1	1.240%	9/16/19	425	426
5	Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	58	58
5	Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	189	189
5	Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	158	158
5	Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	321
5	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	93	93
5	Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	220	220
5	Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5	Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	151
5	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	101
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC11	5.588%	8/12/37	13	13
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.184%	4/17/45	134	134
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.440%	5/15/45	225	225
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	5.794%	2/12/51	1,339	1,385

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP12	5.882%	2/15/51	1,675	1,709
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	550	595
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,735	1,815
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	467
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.142%	12/15/47	146	155
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	115
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	150	163
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	200	222
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	300	338
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	150	168
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.076%	12/15/46	150	167
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	673	706
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	175	182
5	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	75	82
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	133
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.161%	7/15/45	81	89
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	240	261
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	790	888
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	220	247
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	520	537
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	65	71
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	435	490
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	275	307
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	250	259
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	188	204
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	625	706
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	125	140
5	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.050%	1/15/47	188	218
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	474	531
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	93	104
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.974%	2/15/47	113	128
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	175	183

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	225	240
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.996%	4/15/47	225	251
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	175	193
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.110%	9/15/47	175	190
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	109	117
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	100	110
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.996%	8/15/47	75	81
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	650	714
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	319	354
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	188	207
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	200	209
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.638%	11/15/47	150	163
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	300	324
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	750	818
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	200	219
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.018%	1/15/48	400	419
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	600	647
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	200	213
5	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	200	209
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	325	338
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	409	430
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	218	230
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	400	414
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	500	528
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	100	105
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	400	419
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	215	230
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	350	380
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.559%	7/15/48	425	460
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.822%	7/15/48	425	468
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	4.226%	7/15/48	200	222
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.540%	8/15/48	203	220

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	218	240
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.358%	11/15/48	425	455
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.598%	11/15/48	425	461
5	JPMBB Commercial Mortgage Securities Trust 2015-
	C33	3.770%	12/15/48	300	330
5	JPMBB Commercial Mortgage Securities Trust 2016-
	C1	3.316%	3/15/49	325	347
5	JPMCC Commercial Mortgage Securities Trust 2015-
	JP1	3.914%	1/15/49	325	363
5	JPMDB WP Glimcher Mall Trust 2016-C2	3.144%	6/15/49	300	315
5	JPMDB WP Glimcher Mall Trust 2016-C2	3.484%	6/15/49	150	158
5	LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	308	308
5	LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	251
5	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	189	190
5	LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	182
5	LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,029	2,040
5	LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,138	1,152
5	LB-UBS Commercial Mortgage Trust 2008-C1	6.248%	4/15/41	1,057	1,110
5	Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	626
5	Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	201
5	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	126
5	Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	3	3
5	Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
5	Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	142	142
5	Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	250	251
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	76
5	Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	241	241
5	Merrill Lynch Mortgage Trust 2007-C1	6.021%	6/12/50	1,895	1,934
5	ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	160
5	ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	278
5	ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,361	1,374
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	186
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.219%	7/15/46	2,000	2,239
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.360%	8/15/46	240	272
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.560%	8/15/46	120	134
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	320	329
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	445	504
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	150	155
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	300	335
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.903%	11/15/46	150	170
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	188
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	38
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	239
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	105
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	158

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	132
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	175	181
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	394	418
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	375	420
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.802%	2/15/47	150	165
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	75	78
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	75	80
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	325	359
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.482%	6/15/47	125	139
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	400	419
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	100	111
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.593%	10/15/47	125	142
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	400	419
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	225	238
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	275	299
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	200	209
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	725	767
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	4/15/48	425	444
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	4/15/48	325	341
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	4/15/48	200	208
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	225	235
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	150	160
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	450	493
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.383%	10/15/48	475	505
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	250	273
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.323%	10/15/48	275	293
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.531%	10/15/48	300	326
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.557%	12/15/47	200	216
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.753%	12/15/47	250	275
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.288%	1/15/49	300	314
5	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.544%	1/15/49	800	866
5	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	105	106
5	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	7	7

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	632	631
5	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	150	150
5	Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	151
5	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	9	9
5	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,402
5	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,484	1,537
5	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	346
5	Morgan Stanley Capital I Trust 2007-TOP27	5.820%	6/11/42	1,151	1,182
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	690
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	242
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	332
8	National Australia Bank Ltd.	2.250%	3/16/21	1,200	1,232
5	Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
5	Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	302
5	Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	201
5	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	428	428
5	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	26	26
5	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
5	Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	104	104
5	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	226
5	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	86	86
5	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	201
5	Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	198	198
5	Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	375	376
5	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	251
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	127
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	126
5	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	202
5	Royal Bank of Canada	1.200%	9/19/18	850	852
	Royal Bank of Canada	2.200%	9/23/19	1,800	1,844
5	Royal Bank of Canada	2.000%	10/1/19	2,000	2,029
	Royal Bank of Canada	2.100%	10/14/20	3,950	4,036
5	Royal Bank of Canada	1.875%	2/5/21	475	481
	Royal Bank of Canada	2.300%	3/22/21	650	669
5	Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	131	131
5	Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	85	85
5	Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	251
5	Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	226
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	362	368
5	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.538%	8/15/39	35	35
8	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,053
5	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	97	97
5	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5	Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	63	63
5	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5	Toyota Auto Receivables 2015-6 Owner Trust	1.300%	4/15/20	200	201
5	Toyota Auto Receivables 2015-6 Owner Trust	1.520%	8/16/21	250	252
5	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	627
5	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	405
5	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	402
5	Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	350	353
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	307
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	186
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	79
5	USAA Auto Owner Trust 2014-1	0.580%	12/15/17	26	26
5	USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5	Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	19	19
5	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	120
5	Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	56	56
5	Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	75
5	Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	180	180
5	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	225
5	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	625	623
5	Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	199

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.467%	10/15/44	5	5
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	6.224%	6/15/45	121	121
5	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	375	378
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	236
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	129
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	107
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	329
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	55
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	260
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	316
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	427
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	219
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	416
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	210
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	182
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,083
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	675
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	127
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	453
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	674
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	117
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	825	869
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	206
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	188
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	304
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	245
5	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.632%	5/15/48	175	181
5	Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.934%	5/15/48	125	130
5	Wells Fargo Commercial Mortgage Trust 2015-NSX1	3.148%	5/15/48	175	185
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	353
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	221
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	12/15/47	300	330
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	232
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	513
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	161
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	340
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	485
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	324
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	274
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	185
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	383
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	265
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	116
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	55
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	234
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	46
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	428
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	212
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	173
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	731
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	178
5	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	300
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	196
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	205
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	329
5	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	103
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	107
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	112
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	111
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	113
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	103

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	216
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,614
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	56
5	WFRBS Commercial Mortgage Trust 2013-C18	4.822%	12/15/46	75	84
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	258
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	160
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	196
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.783%	3/15/46	50	57
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	54
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	80
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	196
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	56
5	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	104
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	108
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	139
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	138
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	463
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	656
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	109
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	269
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	139
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	82
5	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	124
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	321
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	808
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	334
5	World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	117	117
5	World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	49	49
5	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	128	128
5	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	201
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	202
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	202
5	World Omni Automobile Lease Securitization Trust
	2014-A	1.160%	9/15/17	200	200
5	World Omni Automobile Lease Securitization Trust
	2014-A	1.370%	1/15/20	50	50
5	World Omni Automobile Lease Securitization Trust
	2015-A	1.540%	10/15/18	225	226

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $301,237)					311,898

Corporate Bonds (11.3%)
Finance (3.5%)
	Banking (2.4%)
	American Express Bank FSB	6.000%	9/13/17	225	237
	American Express Centurion Bank	6.000%	9/13/17	1,750	1,847
	American Express Co.	6.150%	8/28/17	535	565
	American Express Co.	7.000%	3/19/18	2,200	2,397
	American Express Co.	2.650%	12/2/22	800	813
	American Express Co.	3.625%	12/5/24	750	769
	American Express Co.	4.050%	12/3/42	121	126
	American Express Credit Corp.	2.375%	3/24/17	825	834
	American Express Credit Corp.	2.125%	7/27/18	550	559
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,244
	American Express Credit Corp.	2.250%	8/15/19	300	306
	American Express Credit Corp.	2.375%	5/26/20	1,400	1,432
	American Express Credit Corp.	2.600%	9/14/20	650	671
	American Express Credit Corp.	2.250%	5/5/21	800	813
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	252
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,656
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	811
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	306
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	830

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	829
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,050	2,082
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	968
Bank of America Corp.	1.700%	8/25/17	600	602
Bank of America Corp.	6.400%	8/28/17	1,370	1,446
Bank of America Corp.	6.000%	9/1/17	376	395
Bank of America Corp.	5.750%	12/1/17	785	831
Bank of America Corp.	2.000%	1/11/18	2,650	2,668
Bank of America Corp.	6.875%	4/25/18	4,330	4,726
Bank of America Corp.	5.650%	5/1/18	4,450	4,764
Bank of America Corp.	2.600%	1/15/19	5,325	5,436
Bank of America Corp.	5.490%	3/15/19	200	216
Bank of America Corp.	2.650%	4/1/19	2,450	2,512
Bank of America Corp.	7.625%	6/1/19	1,124	1,299
Bank of America Corp.	2.250%	4/21/20	1,000	1,004
Bank of America Corp.	5.625%	7/1/20	1,460	1,644
Bank of America Corp.	2.625%	10/19/20	575	585
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	2.625%	4/19/21	2,500	2,534
Bank of America Corp.	5.000%	5/13/21	1,205	1,344
Bank of America Corp.	5.700%	1/24/22	500	577
Bank of America Corp.	3.300%	1/11/23	5,400	5,548
Bank of America Corp.	4.125%	1/22/24	1,400	1,508
Bank of America Corp.	4.000%	4/1/24	1,750	1,868
Bank of America Corp.	4.200%	8/26/24	1,500	1,552
Bank of America Corp.	4.000%	1/22/25	2,240	2,281
Bank of America Corp.	3.950%	4/21/25	1,500	1,525
Bank of America Corp.	3.875%	8/1/25	2,500	2,649
Bank of America Corp.	4.450%	3/3/26	725	765
Bank of America Corp.	4.250%	10/22/26	1,225	1,271
Bank of America Corp.	6.110%	1/29/37	810	962
Bank of America Corp.	7.750%	5/14/38	2,100	2,957
Bank of America Corp.	5.875%	2/7/42	1,150	1,452
Bank of America Corp.	5.000%	1/21/44	2,200	2,540
Bank of America Corp.	4.875%	4/1/44	550	627
Bank of America Corp.	4.750%	4/21/45	350	358
Bank of America NA	1.650%	3/26/18	2,375	2,384
Bank of America NA	1.750%	6/5/18	1,350	1,359
Bank of America NA	2.050%	12/7/18	1,000	1,014
Bank of America NA	6.000%	10/15/36	350	446
Bank of Montreal	1.300%	7/14/17	400	401
Bank of Montreal	1.450%	4/9/18	500	502
Bank of Montreal	1.400%	4/10/18	850	854
Bank of Montreal	1.800%	7/31/18	1,000	1,013
Bank of Montreal	2.375%	1/25/19	575	590
Bank of Montreal	2.550%	11/6/22	450	464
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,105
Bank of New York Mellon Corp.	2.100%	1/15/19	325	332
Bank of New York Mellon Corp.	2.200%	3/4/19	225	231
Bank of New York Mellon Corp.	5.450%	5/15/19	350	392
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,945
Bank of New York Mellon Corp.	4.600%	1/15/20	400	441
Bank of New York Mellon Corp.	2.600%	8/17/20	300	311
Bank of New York Mellon Corp.	2.450%	11/27/20	750	771
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	2,033
Bank of New York Mellon Corp.	3.550%	9/23/21	625	677
Bank of New York Mellon Corp.	3.650%	2/4/24	150	165
Bank of New York Mellon Corp.	3.250%	9/11/24	600	643
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,240
Bank of Nova Scotia	1.300%	7/21/17	425	426
Bank of Nova Scotia	1.375%	12/18/17	275	276
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,631

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Nova Scotia	1.700%	6/11/18	500	505
	Bank of Nova Scotia	2.050%	10/30/18	450	457
	Bank of Nova Scotia	1.950%	1/15/19	625	634
	Bank of Nova Scotia	2.050%	6/5/19	550	559
	Bank of Nova Scotia	4.375%	1/13/21	105	117
	Bank of Nova Scotia	2.450%	3/22/21	3,000	3,085
	Bank of Nova Scotia	2.800%	7/21/21	1,475	1,541
	Bank of Nova Scotia	4.500%	12/16/25	950	1,001
	Barclays Bank plc	2.500%	2/20/19	300	301
	Barclays Bank plc	6.750%	5/22/19	735	830
	Barclays Bank plc	5.125%	1/8/20	435	473
	Barclays Bank plc	5.140%	10/14/20	105	111
	Barclays Bank plc	3.750%	5/15/24	450	470
	Barclays plc	2.000%	3/16/18	350	349
	Barclays plc	2.750%	11/8/19	475	472
	Barclays plc	2.875%	6/8/20	750	743
	Barclays plc	3.250%	1/12/21	1,000	996
	Barclays plc	4.375%	9/11/24	750	724
	Barclays plc	3.650%	3/16/25	3,000	2,884
	Barclays plc	4.375%	1/12/26	900	908
	Barclays plc	5.200%	5/12/26	800	816
	Barclays plc	5.250%	8/17/45	950	998
	BB&T Corp.	2.150%	3/22/17	450	453
	BB&T Corp.	1.450%	1/12/18	550	552
	BB&T Corp.	2.050%	6/19/18	350	356
	BB&T Corp.	2.250%	2/1/19	200	205
	BB&T Corp.	6.850%	4/30/19	1,250	1,435
	BB&T Corp.	2.050%	5/10/21	800	810
	Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,381
	Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,272
	BNP Paribas SA	2.375%	9/14/17	775	786
	BNP Paribas SA	2.700%	8/20/18	150	154
	BNP Paribas SA	2.400%	12/12/18	875	893
	BNP Paribas SA	2.450%	3/17/19	600	613
	BNP Paribas SA	2.375%	5/21/20	1,000	1,016
	BNP Paribas SA	5.000%	1/15/21	2,810	3,156
	BNP Paribas SA	3.250%	3/3/23	675	702
	BNP Paribas SA	4.250%	10/15/24	500	510
	BPCE SA	2.500%	12/10/18	650	663
	BPCE SA	2.500%	7/15/19	700	715
	BPCE SA	2.250%	1/27/20	675	686
	BPCE SA	2.650%	2/3/21	825	847
	BPCE SA	4.000%	4/15/24	1,200	1,314
	Branch Banking & Trust Co.	1.350%	10/1/17	300	301
	Branch Banking & Trust Co.	1.450%	5/10/19	650	651
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,761
	Branch Banking & Trust Co.	3.800%	10/30/26	400	441
	Capital One Bank USA NA	1.300%	6/5/17	550	550
	Capital One Bank USA NA	2.150%	11/21/18	300	303
	Capital One Bank USA NA	2.300%	6/5/19	900	912
	Capital One Bank USA NA	8.800%	7/15/19	625	733
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,166
	Capital One Financial Corp.	6.750%	9/15/17	130	138
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,832
	Capital One Financial Corp.	4.750%	7/15/21	280	311
	Capital One Financial Corp.	3.500%	6/15/23	82	85
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,044
	Capital One Financial Corp.	4.200%	10/29/25	500	511
	Capital One NA	1.500%	9/5/17	300	300
	Capital One NA	1.650%	2/5/18	2,000	2,007
	Capital One NA	1.500%	3/22/18	600	598
	Capital One NA	2.400%	9/5/19	350	356
	Capital One NA	2.950%	7/23/21	510	523
5,8	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,997

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	1.550%	8/14/17	575	577
	Citigroup Inc.	6.125%	11/21/17	1,315	1,399
	Citigroup Inc.	1.850%	11/24/17	1,335	1,343
	Citigroup Inc.	1.800%	2/5/18	800	803
	Citigroup Inc.	1.700%	4/27/18	1,500	1,502
	Citigroup Inc.	6.125%	5/15/18	1,406	1,518
	Citigroup Inc.	2.150%	7/30/18	1,750	1,770
	Citigroup Inc.	2.500%	9/26/18	1,825	1,860
	Citigroup Inc.	2.050%	12/7/18	4,850	4,886
	Citigroup Inc.	2.550%	4/8/19	225	230
	Citigroup Inc.	2.050%	6/7/19	975	981
	Citigroup Inc.	2.500%	7/29/19	575	586
	Citigroup Inc.	2.400%	2/18/20	400	404
	Citigroup Inc.	5.375%	8/9/20	470	532
	Citigroup Inc.	2.700%	3/30/21	2,650	2,696
	Citigroup Inc.	4.050%	7/30/22	125	132
	Citigroup Inc.	3.500%	5/15/23	475	484
	Citigroup Inc.	3.875%	10/25/23	725	778
	Citigroup Inc.	3.750%	6/16/24	2,975	3,137
	Citigroup Inc.	4.000%	8/5/24	725	749
	Citigroup Inc.	3.875%	3/26/25	1,100	1,111
	Citigroup Inc.	3.300%	4/27/25	1,000	1,021
	Citigroup Inc.	4.400%	6/10/25	4,800	5,003
	Citigroup Inc.	5.500%	9/13/25	1,000	1,121
	Citigroup Inc.	4.600%	3/9/26	675	713
	Citigroup Inc.	4.300%	11/20/26	1,250	1,294
	Citigroup Inc.	4.450%	9/29/27	500	513
	Citigroup Inc.	6.625%	1/15/28	800	1,010
	Citigroup Inc.	6.000%	10/31/33	425	498
	Citigroup Inc.	6.125%	8/25/36	1,149	1,347
	Citigroup Inc.	8.125%	7/15/39	1,099	1,716
	Citigroup Inc.	5.875%	1/30/42	1,100	1,387
	Citigroup Inc.	5.300%	5/6/44	725	784
	Citizens Bank NA	1.600%	12/4/17	325	322
	Citizens Bank NA	2.300%	12/3/18	500	506
	Citizens Bank NA	2.500%	3/14/19	1,000	1,014
	Citizens Bank NA	2.450%	12/4/19	325	329
	Citizens Financial Group Inc.	4.300%	12/3/25	400	422
	Comerica Bank	5.200%	8/22/17	300	312
	Comerica Bank	4.000%	7/27/25	200	207
	Commonwealth Bank of Australia	1.400%	9/8/17	850	854
	Commonwealth Bank of Australia	1.900%	9/18/17	250	252
	Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,241
	Commonwealth Bank of Australia	2.500%	9/20/18	900	921
	Commonwealth Bank of Australia	1.750%	11/2/18	650	655
	Commonwealth Bank of Australia	2.250%	3/13/19	225	230
	Commonwealth Bank of Australia	2.050%	3/15/19	475	481
	Commonwealth Bank of Australia	2.300%	9/6/19	500	508
	Commonwealth Bank of Australia	2.400%	11/2/20	650	663
	Commonwealth Bank of Australia	2.550%	3/15/21	625	645
8	Commonwealth Bank of Australia	4.500%	12/9/25	750	786
	Compass Bank	1.850%	9/29/17	225	224
	Compass Bank	6.400%	10/1/17	150	157
	Compass Bank	2.750%	9/29/19	225	223
	Cooperatieve Rabobank UA	1.700%	3/19/18	1,025	1,034
	Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,020
	Cooperatieve Rabobank UA	2.250%	1/14/20	2,425	2,461
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	706
	Cooperatieve Rabobank UA	3.875%	2/8/22	1,225	1,335
	Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,041
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,769
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,072
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	783
	Cooperatieve Rabobank UA	5.250%	5/24/41	135	168

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	825
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	279
	Cooperatieve Rabobank UA/NY	2.500%	1/19/21	1,775	1,819
	Credit Suisse AG	6.000%	2/15/18	975	1,035
	Credit Suisse AG	1.700%	4/27/18	1,300	1,302
	Credit Suisse AG	2.300%	5/28/19	3,450	3,496
	Credit Suisse AG	5.300%	8/13/19	475	524
	Credit Suisse AG	5.400%	1/14/20	200	217
	Credit Suisse AG	3.000%	10/29/21	800	818
	Credit Suisse AG	3.625%	9/9/24	1,825	1,882
8	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,669
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	2,012
8	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	975	973
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,472
8	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,354
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	969
	Credit Suisse USA Inc.	7.125%	7/15/32	465	618
	Deutsche Bank AG	6.000%	9/1/17	2,360	2,465
	Deutsche Bank AG	1.875%	2/13/18	800	797
	Deutsche Bank AG	2.500%	2/13/19	725	727
	Deutsche Bank AG	2.850%	5/10/19	650	651
	Deutsche Bank AG	2.950%	8/20/20	400	400
	Deutsche Bank AG	3.125%	1/13/21	325	322
	Deutsche Bank AG	3.375%	5/12/21	650	653
	Deutsche Bank AG	3.700%	5/30/24	875	872
	Deutsche Bank AG	4.100%	1/13/26	400	399
	Discover Bank	2.000%	2/21/18	1,100	1,104
	Discover Bank	2.600%	11/13/18	1,200	1,219
	Discover Bank	7.000%	4/15/20	250	284
	Discover Bank	3.200%	8/9/21	350	359
	Discover Bank	4.250%	3/13/26	1,125	1,176
	Discover Financial Services	3.850%	11/21/22	225	232
	Discover Financial Services	3.950%	11/6/24	350	361
	Discover Financial Services	3.750%	3/4/25	375	377
	Fifth Third Bancorp	3.500%	3/15/22	825	873
	Fifth Third Bancorp	4.300%	1/16/24	475	507
	Fifth Third Bancorp	8.250%	3/1/38	710	1,061
	Fifth Third Bank	2.150%	8/20/18	500	508
	Fifth Third Bank	2.300%	3/15/19	500	510
	Fifth Third Bank	2.375%	4/25/19	600	615
	Fifth Third Bank	2.250%	6/14/21	500	508
	Fifth Third Bank	2.875%	10/1/21	1,435	1,485
	Fifth Third Bank	3.850%	3/15/26	1,500	1,572
	First Horizon National Corp.	3.500%	12/15/20	300	303
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	825
	FirstMerit Bank NA	4.270%	11/25/26	450	463
	FirstMerit Corp.	4.350%	2/4/23	125	131
	Goldman Sachs Capital I	6.345%	2/15/34	900	1,058
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,440
	Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,242
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	108
	Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,515
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,636
	Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,309
	Goldman Sachs Group Inc.	2.550%	10/23/19	3,500	3,578
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,457
	Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,179
	Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,953
	Goldman Sachs Group Inc.	2.750%	9/15/20	975	995
	Goldman Sachs Group Inc.	2.625%	4/25/21	500	507
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,888
	Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,552
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,049
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,498

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,405
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,315
Goldman Sachs Group Inc.	3.750%	2/25/26	2,600	2,728
Goldman Sachs Group Inc.	5.950%	1/15/27	630	726
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,650
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,327
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,419
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,703
Goldman Sachs Group Inc.	4.800%	7/8/44	975	1,077
Goldman Sachs Group Inc.	5.150%	5/22/45	2,500	2,579
Goldman Sachs Group Inc.	4.750%	10/21/45	500	551
HSBC Bank USA NA	4.875%	8/24/20	950	1,028
HSBC Bank USA NA	5.875%	11/1/34	675	818
HSBC Bank USA NA	5.625%	8/15/35	625	719
HSBC Bank USA NA	7.000%	1/15/39	300	382
HSBC Holdings plc	3.400%	3/8/21	1,651	1,700
HSBC Holdings plc	5.100%	4/5/21	3,560	3,919
HSBC Holdings plc	2.950%	5/25/21	2,000	2,023
HSBC Holdings plc	4.875%	1/14/22	225	247
HSBC Holdings plc	4.000%	3/30/22	700	749
HSBC Holdings plc	3.600%	5/25/23	800	818
HSBC Holdings plc	4.250%	3/14/24	1,000	1,009
HSBC Holdings plc	4.250%	8/18/25	750	756
HSBC Holdings plc	4.300%	3/8/26	4,070	4,316
HSBC Holdings plc	3.900%	5/25/26	2,000	2,057
HSBC Holdings plc	7.625%	5/17/32	400	509
HSBC Holdings plc	7.350%	11/27/32	400	489
HSBC Holdings plc	6.500%	5/2/36	1,485	1,774
HSBC Holdings plc	6.500%	9/15/37	2,160	2,606
HSBC Holdings plc	6.800%	6/1/38	550	688
HSBC Holdings plc	6.100%	1/14/42	200	257
HSBC Holdings plc	5.250%	3/14/44	1,000	1,054
HSBC USA Inc.	1.500%	11/13/17	150	150
HSBC USA Inc.	1.625%	1/16/18	2,025	2,020
HSBC USA Inc.	2.000%	8/7/18	975	977
HSBC USA Inc.	2.625%	9/24/18	850	863
HSBC USA Inc.	2.375%	11/13/19	1,300	1,312
HSBC USA Inc.	2.350%	3/5/20	1,175	1,175
HSBC USA Inc.	2.750%	8/7/20	500	506
HSBC USA Inc.	5.000%	9/27/20	645	693
Huntington Bancshares Inc.	2.600%	8/2/18	175	178
Huntington Bancshares Inc.	7.000%	12/15/20	450	525
Huntington Bancshares Inc.	3.150%	3/14/21	650	675
Huntington National Bank	1.375%	4/24/17	1,100	1,102
Huntington National Bank	2.000%	6/30/18	250	253
Huntington National Bank	2.200%	11/6/18	500	506
Huntington National Bank	2.400%	4/1/20	250	254
Huntington National Bank	2.875%	8/20/20	800	823
Intesa Sanpaolo SPA	3.875%	1/16/18	525	539
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,647
Intesa Sanpaolo SPA	5.250%	1/12/24	625	663
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,564
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,535
JPMorgan Chase & Co.	1.800%	1/25/18	75	76
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,157
JPMorgan Chase & Co.	1.625%	5/15/18	1,785	1,793
JPMorgan Chase & Co.	2.350%	1/28/19	775	793
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,480
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,569
JPMorgan Chase & Co.	2.200%	10/22/19	75	76
JPMorgan Chase & Co.	2.250%	1/23/20	3,775	3,823
JPMorgan Chase & Co.	2.750%	6/23/20	3,290	3,379
JPMorgan Chase & Co.	4.400%	7/22/20	905	986
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,278

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	JPMorgan Chase & Co.	2.550%	3/1/21	800	814
	JPMorgan Chase & Co.	4.625%	5/10/21	835	928
	JPMorgan Chase & Co.	2.400%	6/7/21	400	405
	JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,105
	JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,967
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,534
	JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,779
	JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,384
	JPMorgan Chase & Co.	2.700%	5/18/23	2,000	2,010
	JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,703
	JPMorgan Chase & Co.	3.625%	5/13/24	275	292
	JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,074
	JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,635
	JPMorgan Chase & Co.	3.300%	4/1/26	3,800	3,910
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,151
	JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,451
	JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,607
	JPMorgan Chase & Co.	5.500%	10/15/40	950	1,192
	JPMorgan Chase & Co.	5.600%	7/15/41	950	1,206
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,489
	JPMorgan Chase & Co.	5.625%	8/16/43	900	1,057
	JPMorgan Chase & Co.	4.950%	6/1/45	250	275
	JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,754
	KeyBank NA	1.650%	2/1/18	450	452
	KeyBank NA	1.700%	6/1/18	500	502
	KeyBank NA	2.500%	12/15/19	300	308
	KeyBank NA	2.250%	3/16/20	500	507
	KeyBank NA	3.300%	6/1/25	500	527
	KeyBank NA/Cleveland OH	2.350%	3/8/19	500	511
	KeyCorp	2.300%	12/13/18	400	407
	KeyCorp	5.100%	3/24/21	1,310	1,471
	Lloyds Bank plc	4.200%	3/28/17	400	409
	Lloyds Bank plc	1.750%	3/16/18	400	399
	Lloyds Bank plc	1.750%	5/14/18	450	449
	Lloyds Bank plc	2.300%	11/27/18	800	804
	Lloyds Bank plc	2.400%	3/17/20	125	126
	Lloyds Bank plc	6.375%	1/21/21	1,875	2,197
	Lloyds Bank plc	3.500%	5/14/25	800	822
	Lloyds Banking Group plc	4.500%	11/4/24	500	510
8	Lloyds Banking Group plc	4.582%	12/10/25	1,750	1,754
	Lloyds Banking Group plc	4.650%	3/24/26	1,300	1,312
8	Lloyds Banking Group plc	5.300%	12/1/45	200	206
	Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	451
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	641
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,584
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	817
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	482
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,000	1,028
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,644
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,969
	Morgan Stanley	5.950%	12/28/17	1,110	1,181
	Morgan Stanley	1.875%	1/5/18	1,100	1,106
	Morgan Stanley	6.625%	4/1/18	3,235	3,505
	Morgan Stanley	2.125%	4/25/18	2,925	2,950
	Morgan Stanley	2.200%	12/7/18	500	506
	Morgan Stanley	2.500%	1/24/19	1,675	1,707
	Morgan Stanley	7.300%	5/13/19	1,390	1,596
	Morgan Stanley	2.375%	7/23/19	2,500	2,541
	Morgan Stanley	5.625%	9/23/19	1,715	1,901
	Morgan Stanley	5.500%	1/26/20	525	586
	Morgan Stanley	2.650%	1/27/20	1,600	1,626
	Morgan Stanley	2.800%	6/16/20	3,000	3,071
	Morgan Stanley	5.500%	7/24/20	650	735
	Morgan Stanley	5.750%	1/25/21	1,335	1,524

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	2.500%	4/21/21	1,600	1,613
Morgan Stanley	5.500%	7/28/21	1,575	1,794
Morgan Stanley	4.875%	11/1/22	875	957
Morgan Stanley	3.750%	2/25/23	950	1,006
Morgan Stanley	4.100%	5/22/23	2,025	2,106
Morgan Stanley	3.875%	4/29/24	5,150	5,512
Morgan Stanley	3.700%	10/23/24	2,550	2,668
Morgan Stanley	4.000%	7/23/25	1,500	1,606
Morgan Stanley	5.000%	11/24/25	1,000	1,095
Morgan Stanley	3.875%	1/27/26	1,800	1,912
Morgan Stanley	4.350%	9/8/26	1,375	1,433
Morgan Stanley	3.950%	4/23/27	1,500	1,512
Morgan Stanley	7.250%	4/1/32	705	977
Morgan Stanley	6.375%	7/24/42	1,200	1,620
Morgan Stanley	4.300%	1/27/45	2,500	2,635
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	852
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	758
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	292
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	356
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,226
MUFG Union Bank NA	2.250%	5/6/19	300	305
Murray Street Investment Trust I	4.647%	3/9/17	725	741
National Australia Bank Ltd.	2.750%	3/9/17	425	430
National Australia Bank Ltd.	2.300%	7/25/18	750	764
National Australia Bank Ltd.	2.000%	1/14/19	300	304
National Australia Bank Ltd.	2.625%	1/14/21	200	207
National Australia Bank Ltd.	3.000%	1/20/23	325	340
National Australia Bank Ltd.	3.375%	1/14/26	500	531
National Bank of Canada	1.450%	11/7/17	225	226
National City Corp.	6.875%	5/15/19	310	351
Northern Trust Co.	6.500%	8/15/18	75	83
Northern Trust Corp.	3.450%	11/4/20	300	322
Northern Trust Corp.	2.375%	8/2/22	825	849
Northern Trust Corp.	3.950%	10/30/25	525	590
People's United Bank NA	4.000%	7/15/24	275	281
People's United Financial Inc.	3.650%	12/6/22	350	357
PNC Bank NA	4.875%	9/21/17	1,250	1,299
PNC Bank NA	1.500%	10/18/17	525	527
PNC Bank NA	6.000%	12/7/17	350	372
PNC Bank NA	1.500%	2/23/18	425	428
PNC Bank NA	1.600%	6/1/18	500	505
PNC Bank NA	1.850%	7/20/18	500	505
PNC Bank NA	1.800%	11/5/18	1,000	1,011
PNC Bank NA	1.950%	3/4/19	300	305
PNC Bank NA	2.250%	7/2/19	600	613
PNC Bank NA	2.400%	10/18/19	600	618
PNC Bank NA	2.300%	6/1/20	630	646
PNC Bank NA	2.600%	7/21/20	270	280
PNC Bank NA	2.450%	11/5/20	500	516
PNC Bank NA	2.150%	4/29/21	650	663
PNC Bank NA	2.950%	1/30/23	100	102
PNC Bank NA	3.800%	7/25/23	700	752
PNC Bank NA	3.300%	10/30/24	350	373
PNC Bank NA	2.950%	2/23/25	750	782
PNC Bank NA	3.250%	6/1/25	575	607
PNC Bank NA	4.200%	11/1/25	825	935
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,863
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,556
PNC Funding Corp.	6.700%	6/10/19	50	57
PNC Funding Corp.	5.125%	2/8/20	770	861
PNC Funding Corp.	4.375%	8/11/20	800	879
PNC Funding Corp.	3.300%	3/8/22	1,900	2,022
Regions Bank	6.450%	6/26/37	500	612

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regions Financial Corp.	2.000%	5/15/18	1,325	1,328
Regions Financial Corp.	3.200%	2/8/21	200	206
Royal Bank of Canada	1.400%	10/13/17	1,075	1,079
Royal Bank of Canada	1.500%	1/16/18	1,375	1,381
Royal Bank of Canada	2.200%	7/27/18	2,375	2,423
Royal Bank of Canada	1.800%	7/30/18	1,000	1,011
Royal Bank of Canada	2.000%	12/10/18	650	661
Royal Bank of Canada	2.350%	10/30/20	950	977
Royal Bank of Canada	2.500%	1/19/21	800	829
Royal Bank of Canada	4.650%	1/27/26	750	808
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	230
Santander Bank NA	2.000%	1/12/18	375	374
Santander Holdings USA Inc.	3.450%	8/27/18	625	637
Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,230
Santander Holdings USA Inc.	2.650%	4/17/20	250	248
Santander Holdings USA Inc.	4.500%	7/17/25	500	516
Santander Issuances SAU	5.179%	11/19/25	1,700	1,693
Santander UK Group Holdings plc	2.875%	10/16/20	975	972
Santander UK Group Holdings plc	3.125%	1/8/21	800	802
Santander UK plc	1.375%	3/13/17	800	798
Santander UK plc	3.050%	8/23/18	525	537
Santander UK plc	2.500%	3/14/19	2,350	2,374
Santander UK plc	2.350%	9/10/19	675	678
Santander UK plc	2.375%	3/16/20	750	751
Santander UK plc	4.000%	3/13/24	1,200	1,289
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,034
Societe Generale SA	2.750%	10/12/17	550	559
Societe Generale SA	2.625%	10/1/18	450	461
State Street Corp.	4.956%	3/15/18	1,025	1,075
State Street Corp.	1.350%	5/15/18	150	151
State Street Corp.	4.375%	3/7/21	615	688
State Street Corp.	1.950%	5/19/21	500	506
State Street Corp.	3.100%	5/15/23	400	413
State Street Corp.	3.300%	12/16/24	1,000	1,076
State Street Corp.	3.550%	8/18/25	385	417
State Street Corp.	2.650%	5/19/26	500	511
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	500
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	754
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,076
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,031
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	536
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	659
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	305
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	333
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	82
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	786
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	970
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,328
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,068
SunTrust Bank	7.250%	3/15/18	75	82
SunTrust Bank	2.750%	5/1/23	250	254
SunTrust Bank	3.300%	5/15/26	725	735
SunTrust Banks Inc.	2.350%	11/1/18	475	482
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,022
SunTrust Banks Inc.	2.900%	3/3/21	300	310
SVB Financial Group	3.500%	1/29/25	225	229
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,384
Svenska Handelsbanken AB	2.500%	1/25/19	775	798
Svenska Handelsbanken AB	2.250%	6/17/19	850	866
Svenska Handelsbanken AB	2.450%	3/30/21	650	668
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	2.600%	1/15/19	650	656
Synchrony Financial	3.000%	8/15/19	200	204
Synchrony Financial	2.700%	2/3/20	1,050	1,053

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Synchrony Financial	3.750%	8/15/21	300	311
	Synchrony Financial	4.250%	8/15/24	2,750	2,848
	Toronto-Dominion Bank	1.625%	3/13/18	500	505
	Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,688
	Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,566
	Toronto-Dominion Bank	2.125%	7/2/19	500	517
	Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,387
	Toronto-Dominion Bank	2.500%	12/14/20	400	414
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,036
	UBS AG	1.375%	6/1/17	825	826
	UBS AG	1.375%	8/14/17	700	700
	UBS AG	5.875%	12/20/17	215	229
	UBS AG	1.800%	3/26/18	2,700	2,723
	UBS AG	5.750%	4/25/18	135	145
	UBS AG	2.375%	8/14/19	380	389
	UBS AG	2.350%	3/26/20	350	359
	UBS AG	4.875%	8/4/20	250	281
	US Bancorp	2.200%	4/25/19	1,100	1,128
	US Bancorp	2.350%	1/29/21	600	618
	US Bancorp	4.125%	5/24/21	915	1,018
	US Bancorp	3.000%	3/15/22	575	612
	US Bancorp	2.950%	7/15/22	375	389
	US Bancorp	3.600%	9/11/24	150	162
	US Bancorp	3.100%	4/27/26	1,500	1,561
	US Bank NA	1.375%	9/11/17	1,250	1,257
	US Bank NA	1.350%	1/26/18	900	905
	US Bank NA	1.400%	4/26/19	500	503
	US Bank NA	2.125%	10/28/19	1,000	1,023
	US Bank NA	2.800%	1/27/25	1,050	1,090
	Wachovia Bank NA	5.850%	2/1/37	425	538
	Wachovia Corp.	5.750%	2/1/18	985	1,053
	Wachovia Corp.	6.605%	10/1/25	1,000	1,255
	Wachovia Corp.	7.500%	4/15/35	150	209
	Wachovia Corp.	5.500%	8/1/35	200	237
	Wachovia Corp.	6.550%	10/15/35	100	127
	Wells Fargo & Co.	1.150%	6/2/17	450	450
	Wells Fargo & Co.	5.625%	12/11/17	2,135	2,272
	Wells Fargo & Co.	1.500%	1/16/18	1,725	1,735
	Wells Fargo & Co.	2.150%	1/15/19	500	510
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,210
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,538
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,146
	Wells Fargo & Co.	4.600%	4/1/21	6,310	7,049
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,714
	Wells Fargo & Co.	3.450%	2/13/23	1,675	1,729
	Wells Fargo & Co.	4.125%	8/15/23	1,550	1,662
	Wells Fargo & Co.	3.000%	4/22/26	4,900	4,981
	Wells Fargo & Co.	4.100%	6/3/26	2,875	3,072
	Wells Fargo & Co.	4.300%	7/22/27	1,600	1,723
	Wells Fargo & Co.	5.375%	11/2/43	1,000	1,166
	Wells Fargo & Co.	5.606%	1/15/44	1,500	1,797
	Wells Fargo & Co.	4.650%	11/4/44	1,225	1,288
	Wells Fargo & Co.	3.900%	5/1/45	2,350	2,462
	Wells Fargo & Co.	4.900%	11/17/45	1,300	1,424
	Wells Fargo & Co.	4.400%	6/14/46	650	658
	Wells Fargo Bank NA	6.000%	11/15/17	250	266
	Wells Fargo Bank NA	1.650%	1/22/18	625	630
	Wells Fargo Bank NA	1.750%	5/24/19	975	986
	Wells Fargo Bank NA	5.950%	8/26/36	550	702
	Wells Fargo Bank NA	6.600%	1/15/38	605	830
5	Wells Fargo Capital X	5.950%	12/1/86	425	452
	Westpac Banking Corp.	2.000%	8/14/17	1,275	1,288
	Westpac Banking Corp.	1.500%	12/1/17	725	729
	Westpac Banking Corp.	1.600%	1/12/18	1,850	1,862

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Westpac Banking Corp.	2.250%	7/30/18	250	255
	Westpac Banking Corp.	1.950%	11/23/18	1,000	1,013
	Westpac Banking Corp.	2.250%	1/17/19	875	888
	Westpac Banking Corp.	1.650%	5/13/19	725	730
	Westpac Banking Corp.	4.875%	11/19/19	930	1,029
	Westpac Banking Corp.	2.600%	11/23/20	975	1,008
	Westpac Banking Corp.	2.100%	5/13/21	3,100	3,134
	Westpac Banking Corp.	2.850%	5/13/26	1,450	1,474
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	370
	Affiliated Managers Group Inc.	3.500%	8/1/25	750	747
	Ameriprise Financial Inc.	7.300%	6/28/19	200	232
	Ameriprise Financial Inc.	5.300%	3/15/20	125	141
	Ameriprise Financial Inc.	4.000%	10/15/23	725	789
	Ameriprise Financial Inc.	3.700%	10/15/24	350	374
	Apollo Investment Corp.	5.250%	3/3/25	200	201
	BGC Partners Inc.	5.375%	12/9/19	175	182
8	BGC Partners Inc.	5.125%	5/27/21	200	202
	BlackRock Inc.	6.250%	9/15/17	425	452
	BlackRock Inc.	5.000%	12/10/19	475	533
	BlackRock Inc.	4.250%	5/24/21	475	532
	BlackRock Inc.	3.375%	6/1/22	475	514
	BlackRock Inc.	3.500%	3/18/24	1,000	1,089
	Brookfield Asset Management Inc.	4.000%	1/15/25	550	559
	Brookfield Asset Management Inc.	7.375%	3/1/33	150	182
	Brookfield Finance Inc.	4.250%	6/2/26	150	154
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,296
	CME Group Inc.	3.000%	9/15/22	875	930
	CME Group Inc.	3.000%	3/15/25	300	312
	CME Group Inc.	5.300%	9/15/43	325	410
	E*TRADE Financial Corp.	5.375%	11/15/22	350	370
	E*TRADE Financial Corp.	4.625%	9/15/23	300	304
	Eaton Vance Corp.	3.625%	6/15/23	200	214
	Franklin Resources Inc.	1.375%	9/15/17	175	176
	Franklin Resources Inc.	4.625%	5/20/20	225	249
	Franklin Resources Inc.	2.800%	9/15/22	575	595
	Franklin Resources Inc.	2.850%	3/30/25	125	128
	Intercontinental Exchange Inc.	2.500%	10/15/18	425	435
	Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,257
	Intercontinental Exchange Inc.	4.000%	10/15/23	350	379
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,079
	Invesco Finance plc	3.125%	11/30/22	500	523
	Invesco Finance plc	4.000%	1/30/24	650	714
	Invesco Finance plc	5.375%	11/30/43	725	860
	Janus Capital Group Inc.	4.875%	8/1/25	250	270
	Jefferies Group LLC	5.125%	4/13/18	320	335
	Jefferies Group LLC	8.500%	7/15/19	455	523
	Jefferies Group LLC	6.875%	4/15/21	620	704
	Jefferies Group LLC	5.125%	1/20/23	300	314
	Jefferies Group LLC	6.250%	1/15/36	320	330
	Jefferies Group LLC	6.500%	1/20/43	250	248
	Lazard Group LLC	6.850%	6/15/17	61	64
	Lazard Group LLC	4.250%	11/14/20	75	80
	Lazard Group LLC	3.750%	2/13/25	100	99
	Legg Mason Inc.	2.700%	7/15/19	175	179
	Legg Mason Inc.	3.950%	7/15/24	150	152
	Legg Mason Inc.	4.750%	3/15/26	150	158
	Legg Mason Inc.	5.625%	1/15/44	450	460
	Leucadia National Corp.	5.500%	10/18/23	475	483
	Leucadia National Corp.	6.625%	10/23/43	125	109
	Nasdaq Inc.	5.550%	1/15/20	650	715
	Nasdaq Inc.	3.850%	6/30/26	300	305
	Nomura Holdings Inc.	2.750%	3/19/19	625	639

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nomura Holdings Inc.	6.700%	3/4/20	900	1,044
	NYSE Euronext	2.000%	10/5/17	200	202
	Stifel Financial Corp.	3.500%	12/1/20	175	178
	Stifel Financial Corp.	4.250%	7/18/24	200	203
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	113
	TD Ameritrade Holding Corp.	2.950%	4/1/22	600	626
	TD Ameritrade Holding Corp.	3.625%	4/1/25	450	481
	Finance Companies (0.1%)
	AerCap Ireland Capital Ltd. / AerCap Global Aviation
	Trust	3.950%	2/1/22	500	497
	Air Lease Corp.	2.125%	1/15/18	300	298
	Air Lease Corp.	3.375%	1/15/19	425	432
	Air Lease Corp.	4.750%	3/1/20	275	292
	Air Lease Corp.	3.875%	4/1/21	1,875	1,936
	Air Lease Corp.	3.375%	6/1/21	25	26
	Air Lease Corp.	3.750%	2/1/22	1,975	2,014
	Air Lease Corp.	4.250%	9/15/24	75	77
	Ares Capital Corp.	4.875%	11/30/18	875	915
	Ares Capital Corp.	3.875%	1/15/20	1,425	1,476
	FS Investment Corp.	4.000%	7/15/19	250	252
	FS Investment Corp.	4.750%	5/15/22	150	152
	GATX Corp.	2.375%	7/30/18	150	151
	GATX Corp.	2.500%	7/30/19	150	152
	GATX Corp.	4.750%	6/15/22	275	295
	GATX Corp.	3.250%	3/30/25	375	365
	GATX Corp.	5.200%	3/15/44	150	152
	GATX Corp.	4.500%	3/30/45	150	137
8	GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,391
8	GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,414
8	GE Capital International Funding Co.	4.418%	11/15/35	6,907	7,738
	HSBC Finance Corp.	6.676%	1/15/21	2,811	3,148
8	International Lease Finance Corp.	7.125%	9/1/18	775	851
	Prospect Capital Corp.	5.000%	7/15/19	175	173
	Prospect Capital Corp.	5.875%	3/15/23	150	145
	Insurance (0.6%)
	ACE Capital Trust II	9.700%	4/1/30	75	109
	AEGON Funding Co. LLC	5.750%	12/15/20	664	765
	Aetna Inc.	1.500%	11/15/17	325	326
	Aetna Inc.	1.700%	6/7/18	1,100	1,108
	Aetna Inc.	2.200%	3/15/19	250	255
	Aetna Inc.	1.900%	6/7/19	1,150	1,165
	Aetna Inc.	3.950%	9/1/20	75	81
	Aetna Inc.	4.125%	6/1/21	320	348
	Aetna Inc.	2.400%	6/15/21	450	459
	Aetna Inc.	2.750%	11/15/22	650	663
	Aetna Inc.	2.800%	6/15/23	200	204
	Aetna Inc.	3.500%	11/15/24	495	524
	Aetna Inc.	3.200%	6/15/26	450	462
	Aetna Inc.	4.250%	6/15/36	750	775
	Aetna Inc.	6.625%	6/15/36	500	668
	Aetna Inc.	6.750%	12/15/37	350	475
	Aetna Inc.	4.500%	5/15/42	450	477
	Aetna Inc.	4.125%	11/15/42	200	202
	Aetna Inc.	4.375%	6/15/46	1,815	1,887
	Aflac Inc.	2.400%	3/16/20	150	155
	Aflac Inc.	4.000%	2/15/22	325	359
	Aflac Inc.	3.625%	6/15/23	1,000	1,074
	Aflac Inc.	3.625%	11/15/24	80	86
	Aflac Inc.	3.250%	3/17/25	300	312
	Aflac Inc.	6.900%	12/17/39	150	211
	Aflac Inc.	6.450%	8/15/40	300	402
	Alleghany Corp.	5.625%	9/15/20	100	112
	Alleghany Corp.	4.950%	6/27/22	425	473

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alleghany Corp.	4.900%	9/15/44	375	390
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	2,450	2,504
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	200	223
	Allstate Corp.	3.150%	6/15/23	550	581
	Allstate Corp.	5.550%	5/9/35	105	133
	Allstate Corp.	4.500%	6/15/43	425	494
5	Allstate Corp.	6.125%	5/15/67	165	145
5	Allstate Corp.	6.500%	5/15/67	700	760
	Alterra Finance LLC	6.250%	9/30/20	95	108
	American Financial Group Inc.	9.875%	6/15/19	100	121
	American International Group Inc.	5.850%	1/16/18	600	640
	American International Group Inc.	2.300%	7/16/19	650	661
	American International Group Inc.	3.375%	8/15/20	425	446
	American International Group Inc.	6.400%	12/15/20	1,160	1,363
	American International Group Inc.	4.875%	6/1/22	1,425	1,588
	American International Group Inc.	4.125%	2/15/24	650	686
	American International Group Inc.	3.750%	7/10/25	550	561
	American International Group Inc.	3.875%	1/15/35	800	757
	American International Group Inc.	4.700%	7/10/35	325	337
	American International Group Inc.	6.250%	5/1/36	600	714
	American International Group Inc.	4.500%	7/16/44	1,275	1,241
	American International Group Inc.	4.800%	7/10/45	450	458
	American International Group Inc.	4.375%	1/15/55	525	487
5	American International Group Inc.	8.175%	5/15/68	400	501
	Anthem Inc.	1.875%	1/15/18	425	427
	Anthem Inc.	7.000%	2/15/19	145	164
	Anthem Inc.	2.250%	8/15/19	550	555
	Anthem Inc.	4.350%	8/15/20	450	490
	Anthem Inc.	3.700%	8/15/21	445	475
	Anthem Inc.	3.125%	5/15/22	550	569
	Anthem Inc.	3.300%	1/15/23	750	775
	Anthem Inc.	3.500%	8/15/24	525	544
	Anthem Inc.	5.950%	12/15/34	300	354
	Anthem Inc.	5.850%	1/15/36	150	180
	Anthem Inc.	6.375%	6/15/37	630	799
	Anthem Inc.	4.625%	5/15/42	575	604
	Anthem Inc.	4.650%	1/15/43	650	688
	Anthem Inc.	5.100%	1/15/44	400	450
	Anthem Inc.	4.650%	8/15/44	525	562
	Anthem Inc.	4.850%	8/15/54	175	184
	Aon Corp.	5.000%	9/30/20	990	1,108
	Aon Corp.	8.205%	1/1/27	50	64
	Aon Corp.	6.250%	9/30/40	150	191
	Aon plc	2.800%	3/15/21	550	566
	Aon plc	4.000%	11/27/23	350	371
	Aon plc	3.500%	6/14/24	425	439
	Aon plc	4.450%	5/24/43	125	126
	Aon plc	4.600%	6/14/44	625	637
	Aon plc	4.750%	5/15/45	300	323
	Arch Capital Group Ltd.	7.350%	5/1/34	500	676
	Arch Capital Group US Inc.	5.144%	11/1/43	275	299
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	503
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	212
	Assurant Inc.	4.000%	3/15/23	225	232
	Assurant Inc.	6.750%	2/15/34	550	684
	AXA SA	8.600%	12/15/30	830	1,131
	Axis Specialty Finance LLC	5.875%	6/1/20	990	1,108
	AXIS Specialty Finance plc	2.650%	4/1/19	150	152
	AXIS Specialty Finance plc	5.150%	4/1/45	150	162
	Berkshire Hathaway Finance Corp.	1.450%	3/7/18	550	555
	Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	176
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,684
	Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	538
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	508

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,301
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	535
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	320
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	172
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	448
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	305
Berkshire Hathaway Inc.	3.000%	2/11/23	225	238
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,498
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,854
Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,046
Brown & Brown Inc.	4.200%	9/15/24	300	304
Chubb Corp.	5.750%	5/15/18	395	428
Chubb Corp.	6.000%	5/11/37	375	509
Chubb INA Holdings Inc.	5.800%	3/15/18	1,125	1,207
Chubb INA Holdings Inc.	5.900%	6/15/19	340	382
Chubb INA Holdings Inc.	2.300%	11/3/20	250	257
Chubb INA Holdings Inc.	2.875%	11/3/22	650	680
Chubb INA Holdings Inc.	2.700%	3/13/23	350	359
Chubb INA Holdings Inc.	3.350%	5/15/24	275	293
Chubb INA Holdings Inc.	3.150%	3/15/25	700	731
Chubb INA Holdings Inc.	3.350%	5/3/26	950	1,012
Chubb INA Holdings Inc.	4.150%	3/13/43	225	251
Chubb INA Holdings Inc.	4.350%	11/3/45	800	917
Cigna Corp.	5.125%	6/15/20	100	111
Cigna Corp.	4.375%	12/15/20	150	163
Cigna Corp.	4.500%	3/15/21	210	230
Cigna Corp.	4.000%	2/15/22	490	529
Cigna Corp.	3.250%	4/15/25	1,675	1,713
Cigna Corp.	6.150%	11/15/36	325	403
Cigna Corp.	5.875%	3/15/41	235	288
Cigna Corp.	5.375%	2/15/42	190	224
Cincinnati Financial Corp.	6.125%	11/1/34	325	397
CNA Financial Corp.	7.350%	11/15/19	1,102	1,269
CNA Financial Corp.	5.875%	8/15/20	145	164
CNA Financial Corp.	5.750%	8/15/21	175	202
Coventry Health Care Inc.	5.450%	6/15/21	390	446
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	181
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	308
First American Financial Corp.	4.300%	2/1/23	100	102
First American Financial Corp.	4.600%	11/15/24	350	367
Hanover Insurance Group Inc.	4.500%	4/15/26	300	310
Hartford Financial Services Group Inc.	6.300%	3/15/18	600	642
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	329
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	114
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	31
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	617
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	500
Horace Mann Educators Corp.	4.500%	12/1/25	200	210
Humana Inc.	7.200%	6/15/18	50	55
Humana Inc.	2.625%	10/1/19	150	154
Humana Inc.	3.150%	12/1/22	400	411
Humana Inc.	3.850%	10/1/24	450	479
Humana Inc.	8.150%	6/15/38	325	472
Humana Inc.	4.625%	12/1/42	265	276
Humana Inc.	4.950%	10/1/44	400	439
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,100	1,170
Kemper Corp.	4.350%	2/15/25	500	518
Lincoln National Corp.	8.750%	7/1/19	325	386
Lincoln National Corp.	6.250%	2/15/20	305	344
Lincoln National Corp.	4.850%	6/24/21	300	332
Lincoln National Corp.	4.200%	3/15/22	325	348
Lincoln National Corp.	4.000%	9/1/23	225	234
Lincoln National Corp.	3.350%	3/9/25	200	199
Lincoln National Corp.	6.150%	4/7/36	350	412

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lincoln National Corp.	6.300%	10/9/37	25	30
	Loews Corp.	2.625%	5/15/23	175	176
	Loews Corp.	3.750%	4/1/26	750	795
	Loews Corp.	6.000%	2/1/35	200	247
	Loews Corp.	4.125%	5/15/43	475	481
	Manulife Financial Corp.	4.900%	9/17/20	475	526
	Manulife Financial Corp.	4.150%	3/4/26	725	778
	Manulife Financial Corp.	5.375%	3/4/46	500	590
	Markel Corp.	4.900%	7/1/22	575	639
	Markel Corp.	3.625%	3/30/23	175	181
	Markel Corp.	5.000%	3/30/43	125	134
	Markel Corp.	5.000%	4/5/46	350	369
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	229
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	102
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	510
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	606
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	378
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	363
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	395
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,107
	MetLife Inc.	1.756%	12/15/17	425	429
	MetLife Inc.	1.903%	12/15/17	225	227
	MetLife Inc.	6.817%	8/15/18	580	646
	MetLife Inc.	7.717%	2/15/19	105	121
	MetLife Inc.	4.750%	2/8/21	305	342
	MetLife Inc.	3.048%	12/15/22	725	745
	MetLife Inc.	4.368%	9/15/23	500	554
	MetLife Inc.	3.600%	4/10/24	750	791
	MetLife Inc.	3.000%	3/1/25	500	505
	MetLife Inc.	6.375%	6/15/34	505	653
	MetLife Inc.	5.700%	6/15/35	675	821
	MetLife Inc.	5.875%	2/6/41	440	548
	MetLife Inc.	4.125%	8/13/42	475	473
	MetLife Inc.	4.875%	11/13/43	600	660
	MetLife Inc.	4.721%	12/15/44	1,200	1,292
	MetLife Inc.	4.050%	3/1/45	1,000	981
	MetLife Inc.	4.600%	5/13/46	5	5
5	MetLife Inc.	6.400%	12/15/66	1,505	1,599
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
	Old Republic International Corp.	4.875%	10/1/24	450	481
	OneBeacon US Holdings Inc.	4.600%	11/9/22	350	357
	PartnerRe Finance B LLC	5.500%	6/1/20	200	223
	Principal Financial Group Inc.	8.875%	5/15/19	410	484
	Principal Financial Group Inc.	3.125%	5/15/23	200	202
	Principal Financial Group Inc.	6.050%	10/15/36	200	250
	Principal Financial Group Inc.	4.350%	5/15/43	125	127
5	Principal Financial Group Inc.	4.700%	5/15/55	500	488
	ProAssurance Corp.	5.300%	11/15/23	100	108
	Progressive Corp.	3.750%	8/23/21	2,445	2,686
	Progressive Corp.	6.625%	3/1/29	150	199
	Progressive Corp.	3.700%	1/26/45	250	259
	Protective Life Corp.	7.375%	10/15/19	100	116
	Protective Life Corp.	8.450%	10/15/39	175	245
	Prudential Financial Inc.	6.000%	12/1/17	130	139
	Prudential Financial Inc.	2.300%	8/15/18	825	842
	Prudential Financial Inc.	7.375%	6/15/19	455	528
	Prudential Financial Inc.	2.350%	8/15/19	225	229
	Prudential Financial Inc.	5.375%	6/21/20	430	485
	Prudential Financial Inc.	4.500%	11/15/20	75	83
	Prudential Financial Inc.	3.500%	5/15/24	450	468
	Prudential Financial Inc.	5.750%	7/15/33	1,545	1,823
	Prudential Financial Inc.	5.400%	6/13/35	295	335
	Prudential Financial Inc.	5.900%	3/17/36	775	929
	Prudential Financial Inc.	5.700%	12/14/36	505	600

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Prudential Financial Inc.	6.625%	12/1/37	500	646
	Prudential Financial Inc.	6.625%	6/21/40	250	324
	Prudential Financial Inc.	5.625%	5/12/41	105	123
5	Prudential Financial Inc.	5.875%	9/15/42	525	564
5	Prudential Financial Inc.	5.625%	6/15/43	975	1,012
	Prudential Financial Inc.	5.100%	8/15/43	225	250
	Prudential Financial Inc.	4.600%	5/15/44	1,500	1,597
5	Prudential Financial Inc.	5.375%	5/15/45	650	656
	Reinsurance Group of America Inc.	6.450%	11/15/19	275	314
	Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,710
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	271
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	103
	StanCorp Financial Group Inc.	5.000%	8/15/22	50	55
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	325
	Torchmark Corp.	3.800%	9/15/22	200	207
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	863
	Travelers Cos. Inc.	5.800%	5/15/18	910	987
	Travelers Cos. Inc.	3.900%	11/1/20	330	362
	Travelers Cos. Inc.	6.750%	6/20/36	475	688
	Travelers Cos. Inc.	6.250%	6/15/37	145	201
	Travelers Cos. Inc.	5.350%	11/1/40	130	167
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,191
	Travelers Cos. Inc.	4.300%	8/25/45	250	284
	Trinity Acquisition plc	6.125%	8/15/43	525	586
	UnitedHealth Group Inc.	1.450%	7/17/17	750	754
	UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,574
	UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,015
	UnitedHealth Group Inc.	1.625%	3/15/19	325	328
	UnitedHealth Group Inc.	2.300%	12/15/19	50	52
	UnitedHealth Group Inc.	2.700%	7/15/20	950	989
	UnitedHealth Group Inc.	4.700%	2/15/21	165	186
	UnitedHealth Group Inc.	3.375%	11/15/21	105	113
	UnitedHealth Group Inc.	2.875%	12/15/21	500	527
	UnitedHealth Group Inc.	2.875%	3/15/22	525	548
	UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,659
	UnitedHealth Group Inc.	2.750%	2/15/23	400	411
	UnitedHealth Group Inc.	2.875%	3/15/23	200	208
	UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,195
	UnitedHealth Group Inc.	4.625%	7/15/35	300	348
	UnitedHealth Group Inc.	6.500%	6/15/37	200	279
	UnitedHealth Group Inc.	6.625%	11/15/37	325	463
	UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,048
	UnitedHealth Group Inc.	5.950%	2/15/41	240	320
	UnitedHealth Group Inc.	4.625%	11/15/41	1,050	1,199
	UnitedHealth Group Inc.	4.375%	3/15/42	325	362
	UnitedHealth Group Inc.	3.950%	10/15/42	400	419
	UnitedHealth Group Inc.	4.250%	3/15/43	75	82
	UnitedHealth Group Inc.	4.750%	7/15/45	1,325	1,597
	Unum Group	5.625%	9/15/20	50	56
	Unum Group	3.000%	5/15/21	450	461
	Unum Group	4.000%	3/15/24	200	207
	Unum Group	5.750%	8/15/42	200	222
	Validus Holdings Ltd.	8.875%	1/26/40	150	209
	Voya Financial Inc.	2.900%	2/15/18	515	525
	Voya Financial Inc.	3.650%	6/15/26	250	251
	Voya Financial Inc.	5.700%	7/15/43	350	394
	Voya Financial Inc.	4.800%	6/15/46	300	300
	Willis Towers Watson plc	5.750%	3/15/21	265	297
	WR Berkley Corp.	5.375%	9/15/20	50	55
	WR Berkley Corp.	4.625%	3/15/22	225	245
	XLIT Ltd.	5.750%	10/1/21	545	626
	XLIT Ltd.	6.375%	11/15/24	100	121
	XLIT Ltd.	4.450%	3/31/25	200	203
	XLIT Ltd.	5.250%	12/15/43	100	109

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
XLIT Ltd.	5.500%	3/31/45	300	299
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	252
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	324
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	78
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	318
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	259
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	210
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	260
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	265
AvalonBay Communities Inc.	2.850%	3/15/23	200	204
AvalonBay Communities Inc.	4.200%	12/15/23	175	193
AvalonBay Communities Inc.	3.500%	11/15/24	250	264
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,370
AvalonBay Communities Inc.	2.950%	5/11/26	250	253
Boston Properties LP	3.700%	11/15/18	920	963
Boston Properties LP	5.625%	11/15/20	325	372
Boston Properties LP	4.125%	5/15/21	190	207
Boston Properties LP	3.850%	2/1/23	950	1,022
Boston Properties LP	3.125%	9/1/23	1,375	1,417
Brandywine Operating Partnership LP	4.950%	4/15/18	725	759
Brandywine Operating Partnership LP	4.100%	10/1/24	250	257
Brandywine Operating Partnership LP	4.550%	10/1/29	175	182
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,478
Brixmor Operating Partnership LP	4.125%	6/15/26	400	411
Camden Property Trust	4.250%	1/15/24	1,100	1,192
CBL & Associates LP	5.250%	12/1/23	600	569
CBL & Associates LP	4.600%	10/15/24	175	160
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	102
Corporate Office Properties LP	3.700%	6/15/21	200	202
Corporate Office Properties LP	3.600%	5/15/23	200	194
CubeSmart LP	4.375%	12/15/23	350	380
CubeSmart LP	4.000%	11/15/25	160	170
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	212
DDR Corp.	7.875%	9/1/20	500	603
DDR Corp.	3.500%	1/15/21	225	232
DDR Corp.	4.625%	7/15/22	500	541
DDR Corp.	3.375%	5/15/23	400	398
DDR Corp.	4.250%	2/1/26	250	262
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,332
Digital Realty Trust LP	3.950%	7/1/22	900	951
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,635
Duke Realty LP	3.625%	4/15/23	875	923
Duke Realty LP	3.250%	6/30/26	75	76
EPR Properties	5.750%	8/15/22	75	82
EPR Properties	5.250%	7/15/23	400	423
EPR Properties	4.500%	4/1/25	300	298
Equity CommonWealth	6.650%	1/15/18	1,175	1,228
ERP Operating LP	2.375%	7/1/19	375	384
ERP Operating LP	4.750%	7/15/20	215	239
ERP Operating LP	4.625%	12/15/21	69	78
ERP Operating LP	3.000%	4/15/23	625	642
ERP Operating LP	3.375%	6/1/25	350	369
ERP Operating LP	4.500%	7/1/44	550	612
ERP Operating LP	4.500%	6/1/45	350	389
Essex Portfolio LP	3.375%	1/15/23	1,150	1,188
Essex Portfolio LP	3.250%	5/1/23	50	51
Essex Portfolio LP	3.500%	4/1/25	200	208
Essex Portfolio LP	3.375%	4/15/26	300	307
Federal Realty Investment Trust	3.000%	8/1/22	175	182
Federal Realty Investment Trust	2.750%	6/1/23	325	331

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,095
HCP Inc.	2.625%	2/1/20	1,800	1,815
HCP Inc.	5.375%	2/1/21	180	200
HCP Inc.	3.150%	8/1/22	150	149
HCP Inc.	4.000%	12/1/22	2,135	2,224
HCP Inc.	3.400%	2/1/25	400	387
HCP Inc.	6.750%	2/1/41	175	213
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	163
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	100
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	378
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	179
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	102
Highwoods Realty LP	3.200%	6/15/21	500	505
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,048
Hospitality Properties Trust	4.250%	2/15/21	400	419
Hospitality Properties Trust	4.650%	3/15/24	100	102
Hospitality Properties Trust	4.500%	3/15/25	125	126
Hospitality Properties Trust	5.250%	2/15/26	225	237
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,242
Host Hotels & Resorts LP	3.750%	10/15/23	240	241
Host Hotels & Resorts LP	4.000%	6/15/25	175	177
Kilroy Realty LP	4.800%	7/15/18	800	841
Kilroy Realty LP	3.800%	1/15/23	100	105
Kimco Realty Corp.	5.700%	5/1/17	375	389
Kimco Realty Corp.	6.875%	10/1/19	50	58
Kimco Realty Corp.	3.200%	5/1/21	500	520
Kimco Realty Corp.	3.125%	6/1/23	550	560
Lexington Realty Trust	4.400%	6/15/24	200	206
Liberty Property LP	3.375%	6/15/23	575	582
Liberty Property LP	4.400%	2/15/24	325	350
Liberty Property LP	3.750%	4/1/25	725	749
Mack-Cali Realty LP	7.750%	8/15/19	750	847
Mack-Cali Realty LP	4.500%	4/18/22	225	229
Mid-America Apartments LP	4.300%	10/15/23	350	377
Mid-America Apartments LP	3.750%	6/15/24	200	208
National Retail Properties Inc.	6.875%	10/15/17	25	27
National Retail Properties Inc.	3.800%	10/15/22	500	528
National Retail Properties Inc.	3.900%	6/15/24	275	291
National Retail Properties Inc.	4.000%	11/15/25	450	478
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	289
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	177
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,379
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	990
Piedmont Operating Partnership LP	3.400%	6/1/23	125	124
Piedmont Operating Partnership LP	4.450%	3/15/24	275	285
Post Apartment Homes LP	3.375%	12/1/22	100	102
ProLogis LP	2.750%	2/15/19	875	899
Realty Income Corp.	2.000%	1/31/18	575	580
Realty Income Corp.	6.750%	8/15/19	935	1,071
Realty Income Corp.	3.250%	10/15/22	100	103
Realty Income Corp.	3.875%	7/15/24	250	262
Realty Income Corp.	4.125%	10/15/26	125	134
Regency Centers LP	3.750%	6/15/24	525	548
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	150	158
Retail Properties of America Inc.	4.000%	3/15/25	475	460
Select Income REIT	2.850%	2/1/18	175	176
Select Income REIT	4.150%	2/1/22	225	226
Select Income REIT	4.500%	2/1/25	250	247
Senior Housing Properties Trust	3.250%	5/1/19	475	478
Senior Housing Properties Trust	4.750%	5/1/24	175	178
Simon Property Group LP	2.150%	9/15/17	200	202
Simon Property Group LP	2.200%	2/1/19	2,700	2,762
Simon Property Group LP	5.650%	2/1/20	1,250	1,415
Simon Property Group LP	4.375%	3/1/21	555	617

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	4.125%	12/1/21	525	582
Simon Property Group LP	3.375%	3/15/22	250	269
Simon Property Group LP	2.750%	2/1/23	400	412
Simon Property Group LP	3.750%	2/1/24	500	547
Simon Property Group LP	3.300%	1/15/26	100	107
Simon Property Group LP	6.750%	2/1/40	300	433
Simon Property Group LP	4.750%	3/15/42	225	260
Sovran Acquisition LP	3.500%	7/1/26	1,175	1,186
Tanger Properties LP	3.875%	12/1/23	125	130
Tanger Properties LP	3.750%	12/1/24	200	206
UDR Inc.	4.250%	6/1/18	400	420
UDR Inc.	3.700%	10/1/20	150	159
UDR Inc.	4.625%	1/10/22	125	139
Ventas Realty LP	3.125%	6/15/23	850	864
Ventas Realty LP	3.750%	5/1/24	200	209
Ventas Realty LP	5.700%	9/30/43	450	521
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	327
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	607
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	26
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,746
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	151
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	517
Vornado Realty LP	2.500%	6/30/19	275	280
Washington Prime Group LP	3.850%	4/1/20	200	207
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	200	205
Weingarten Realty Investors	3.500%	4/15/23	250	252
Weingarten Realty Investors	4.450%	1/15/24	75	80
Welltower Inc.	4.700%	9/15/17	50	52
Welltower Inc.	2.250%	3/15/18	575	581
Welltower Inc.	4.125%	4/1/19	300	318
Welltower Inc.	4.950%	1/15/21	750	827
Welltower Inc.	5.250%	1/15/22	425	475
Welltower Inc.	3.750%	3/15/23	325	337
Welltower Inc.	4.500%	1/15/24	125	135
Welltower Inc.	4.000%	6/1/25	1,125	1,187
Welltower Inc.	4.250%	4/1/26	450	484
Welltower Inc.	6.500%	3/15/41	200	249
Welltower Inc.	5.125%	3/15/43	175	189
WP Carey Inc.	4.600%	4/1/24	300	312
WP Carey Inc.	4.000%	2/1/25	200	195
				973,416
Industrial (6.9%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,488
Agrium Inc.	3.150%	10/1/22	2,310	2,370
Agrium Inc.	3.500%	6/1/23	275	286
Agrium Inc.	3.375%	3/15/25	250	257
Agrium Inc.	4.125%	3/15/35	250	242
Agrium Inc.	4.900%	6/1/43	125	130
Agrium Inc.	5.250%	1/15/45	500	541
Air Products & Chemicals Inc.	1.200%	10/15/17	225	226
Air Products & Chemicals Inc.	3.000%	11/3/21	190	203
Air Products & Chemicals Inc.	2.750%	2/3/23	200	207
Air Products & Chemicals Inc.	3.350%	7/31/24	700	757
Airgas Inc.	3.050%	8/1/20	200	207
Airgas Inc.	3.650%	7/15/24	750	788
Albemarle Corp.	3.000%	12/1/19	250	254
Albemarle Corp.	4.500%	12/15/20	50	53
Albemarle Corp.	4.150%	12/1/24	300	316
Albemarle Corp.	5.450%	12/1/44	325	337
Barrick Gold Corp.	4.100%	5/1/23	330	348

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick Gold Corp.	5.250%	4/1/42	500	507
Barrick North America Finance LLC	4.400%	5/30/21	1,915	2,079
Barrick North America Finance LLC	7.500%	9/15/38	25	28
Barrick North America Finance LLC	5.700%	5/30/41	750	766
Barrick North America Finance LLC	5.750%	5/1/43	1,200	1,321
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	104
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	304
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	510
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	634
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,065
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	845
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,232
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,745
Braskem Finance Ltd.	6.450%	2/3/24	200	202
Cabot Corp.	2.550%	1/15/18	550	556
Cabot Corp.	3.700%	7/15/22	50	52
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	216
CF Industries Inc.	6.875%	5/1/18	475	515
CF Industries Inc.	7.125%	5/1/20	825	952
CF Industries Inc.	3.450%	6/1/23	525	525
CF Industries Inc.	5.150%	3/15/34	1,000	975
CF Industries Inc.	4.950%	6/1/43	375	346
CF Industries Inc.	5.375%	3/15/44	500	475
Domtar Corp.	6.250%	9/1/42	50	52
Domtar Corp.	6.750%	2/15/44	400	438
Dow Chemical Co.	8.550%	5/15/19	1,810	2,154
Dow Chemical Co.	4.250%	11/15/20	1,630	1,783
Dow Chemical Co.	4.125%	11/15/21	185	203
Dow Chemical Co.	3.000%	11/15/22	700	715
Dow Chemical Co.	3.500%	10/1/24	600	639
Dow Chemical Co.	7.375%	11/1/29	100	134
Dow Chemical Co.	4.250%	10/1/34	350	361
Dow Chemical Co.	9.400%	5/15/39	760	1,201
Dow Chemical Co.	5.250%	11/15/41	375	417
Dow Chemical Co.	4.375%	11/15/42	900	919
Eastman Chemical Co.	2.400%	6/1/17	500	505
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,220
Eastman Chemical Co.	2.700%	1/15/20	400	411
Eastman Chemical Co.	3.600%	8/15/22	650	683
Eastman Chemical Co.	4.800%	9/1/42	400	415
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,024
Ecolab Inc.	1.450%	12/8/17	225	226
Ecolab Inc.	1.550%	1/12/18	500	502
Ecolab Inc.	2.000%	1/14/19	200	203
Ecolab Inc.	2.250%	1/12/20	200	204
Ecolab Inc.	4.350%	12/8/21	50	57
Ecolab Inc.	3.250%	1/14/23	200	209
Ecolab Inc.	5.500%	12/8/41	625	782
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	765
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	330
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,530
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	389
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	77
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	637
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	500
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	129
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	255
FMC Corp.	3.950%	2/1/22	150	157
FMC Corp.	4.100%	2/1/24	750	795
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,921
Goldcorp Inc.	2.125%	3/15/18	1,100	1,098
Goldcorp Inc.	3.700%	3/15/23	600	610
Goldcorp Inc.	5.450%	6/9/44	50	50
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	51

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	7.500%	8/15/21	910	1,118
International Paper Co.	4.750%	2/15/22	413	460
International Paper Co.	3.650%	6/15/24	400	422
International Paper Co.	3.800%	1/15/26	350	367
International Paper Co.	5.000%	9/15/35	150	162
International Paper Co.	7.300%	11/15/39	805	1,059
International Paper Co.	6.000%	11/15/41	300	350
International Paper Co.	4.800%	6/15/44	500	510
International Paper Co.	5.150%	5/15/46	525	566
LYB International Finance BV	4.000%	7/15/23	500	537
LYB International Finance BV	5.250%	7/15/43	500	551
LYB International Finance BV	4.875%	3/15/44	400	425
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,842
LyondellBasell Industries NV	6.000%	11/15/21	475	556
LyondellBasell Industries NV	4.625%	2/26/55	950	929
Meadwestvaco Corp.	7.950%	2/15/31	300	396
Monsanto Co.	2.125%	7/15/19	800	811
Monsanto Co.	2.750%	7/15/21	600	618
Monsanto Co.	2.200%	7/15/22	175	173
Monsanto Co.	2.850%	4/15/25	250	249
Monsanto Co.	4.200%	7/15/34	400	401
Monsanto Co.	5.875%	4/15/38	375	429
Monsanto Co.	3.600%	7/15/42	250	221
Monsanto Co.	4.400%	7/15/44	200	196
Monsanto Co.	3.950%	4/15/45	1,300	1,205
Monsanto Co.	4.700%	7/15/64	600	542
Mosaic Co.	3.750%	11/15/21	115	122
Mosaic Co.	4.250%	11/15/23	1,500	1,616
Mosaic Co.	5.450%	11/15/33	100	111
Mosaic Co.	4.875%	11/15/41	130	131
Mosaic Co.	5.625%	11/15/43	150	167
Newmont Mining Corp.	5.125%	10/1/19	475	515
Newmont Mining Corp.	5.875%	4/1/35	325	343
Newmont Mining Corp.	6.250%	10/1/39	500	556
Newmont Mining Corp.	4.875%	3/15/42	950	938
Nucor Corp.	5.750%	12/1/17	385	406
Nucor Corp.	5.850%	6/1/18	875	942
Nucor Corp.	4.125%	9/15/22	200	216
Nucor Corp.	4.000%	8/1/23	325	347
Nucor Corp.	6.400%	12/1/37	325	395
Nucor Corp.	5.200%	8/1/43	400	436
Packaging Corp. of America	3.900%	6/15/22	275	292
Packaging Corp. of America	4.500%	11/1/23	425	463
Packaging Corp. of America	3.650%	9/15/24	500	517
Placer Dome Inc.	6.450%	10/15/35	375	407
Plum Creek Timberlands LP	4.700%	3/15/21	275	301
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	693
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,331
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	252
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	237
PPG Industries Inc.	2.300%	11/15/19	700	711
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.500%	8/15/19	175	193
Praxair Inc.	4.050%	3/15/21	875	971
Praxair Inc.	3.000%	9/1/21	325	347
Praxair Inc.	2.450%	2/15/22	850	882
Praxair Inc.	2.650%	2/5/25	500	518
Praxair Inc.	3.550%	11/7/42	300	300
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	230
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	372
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	492
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,293
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	190

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,071
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,352
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	281
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	626
Rio Tinto Finance USA plc	3.500%	3/22/22	200	210
Rio Tinto Finance USA plc	4.750%	3/22/42	625	659
Rohm & Haas Co.	7.850%	7/15/29	300	412
RPM International Inc.	6.125%	10/15/19	75	84
RPM International Inc.	3.450%	11/15/22	250	255
Sherwin-Williams Co.	3.450%	8/1/25	900	934
Sherwin-Williams Co.	4.550%	8/1/45	270	292
Southern Copper Corp.	5.375%	4/16/20	200	216
Southern Copper Corp.	3.875%	4/23/25	350	344
Southern Copper Corp.	7.500%	7/27/35	425	461
Southern Copper Corp.	6.750%	4/16/40	250	255
Southern Copper Corp.	5.875%	4/23/45	2,650	2,491
Syngenta Finance NV	3.125%	3/28/22	250	263
Syngenta Finance NV	4.375%	3/28/42	150	145
The Dow Chemical Company	4.625%	10/1/44	500	531
Vale Canada Ltd.	7.200%	9/15/32	100	85
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,081
Vale Overseas Ltd.	5.875%	6/10/21	1,000	998
Vale Overseas Ltd.	4.375%	1/11/22	1,045	977
Vale Overseas Ltd.	8.250%	1/17/34	375	390
Vale Overseas Ltd.	6.875%	11/21/36	735	669
Vale Overseas Ltd.	6.875%	11/10/39	860	776
Vale SA	5.625%	9/11/42	2,550	2,059
Valspar Corp.	7.250%	6/15/19	350	399
Valspar Corp.	4.200%	1/15/22	25	27
Valspar Corp.	3.950%	1/15/26	600	632
Westlake Chemical Corp.	3.600%	7/15/22	50	51
Westrock MWV LLC	8.200%	1/15/30	500	678
WestRock RKT Co.	3.500%	3/1/20	1,725	1,788
WestRock RKT Co.	4.900%	3/1/22	250	277
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,237
Weyerhaeuser Co.	8.500%	1/15/25	150	198
Weyerhaeuser Co.	7.375%	3/15/32	625	827
Weyerhaeuser Co.	6.875%	12/15/33	125	155
Worthington Industries Inc.	4.550%	4/15/26	100	104
Yamana Gold Inc.	4.950%	7/15/24	640	630
Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	325	328
3M Co.	2.000%	8/7/20	325	334
3M Co.	3.000%	8/7/25	350	382
3M Co.	6.375%	2/15/28	350	485
3M Co.	5.700%	3/15/37	255	344
ABB Finance USA Inc.	2.875%	5/8/22	375	393
ABB Finance USA Inc.	4.375%	5/8/42	150	170
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	224
Boeing Capital Corp.	4.700%	10/27/19	125	139
Boeing Co.	0.950%	5/15/18	125	125
Boeing Co.	6.000%	3/15/19	1,550	1,751
Boeing Co.	4.875%	2/15/20	525	590
Boeing Co.	1.650%	10/30/20	350	354
Boeing Co.	2.200%	10/30/22	2,000	2,041
Boeing Co.	2.600%	10/30/25	1,300	1,349
Boeing Co.	2.250%	6/15/26	250	251
Boeing Co.	6.625%	2/15/38	100	145
Boeing Co.	6.875%	3/15/39	250	376
Boeing Co.	5.875%	2/15/40	295	411
Boeing Co.	3.500%	3/1/45	300	307
Boeing Co.	3.375%	6/15/46	750	755
Carlisle Cos. Inc.	3.750%	11/15/22	175	181

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Caterpillar Financial Services Corp.	1.500%	2/23/18	1,100	1,110
	Caterpillar Financial Services Corp.	1.300%	3/1/18	825	826
	Caterpillar Financial Services Corp.	5.450%	4/15/18	875	943
	Caterpillar Financial Services Corp.	1.800%	11/13/18	550	558
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,416
	Caterpillar Financial Services Corp.	1.350%	5/18/19	750	754
	Caterpillar Financial Services Corp.	2.100%	6/9/19	500	513
	Caterpillar Financial Services Corp.	2.250%	12/1/19	300	308
	Caterpillar Financial Services Corp.	2.000%	3/5/20	750	769
	Caterpillar Financial Services Corp.	2.500%	11/13/20	500	519
	Caterpillar Financial Services Corp.	2.750%	8/20/21	200	210
	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	781
	Caterpillar Financial Services Corp.	3.250%	12/1/24	200	213
	Caterpillar Inc.	3.900%	5/27/21	720	795
	Caterpillar Inc.	2.600%	6/26/22	125	129
	Caterpillar Inc.	3.400%	5/15/24	750	806
	Caterpillar Inc.	6.050%	8/15/36	895	1,176
	Caterpillar Inc.	5.200%	5/27/41	500	607
	Caterpillar Inc.	3.803%	8/15/42	1,129	1,150
	Caterpillar Inc.	4.300%	5/15/44	1,000	1,098
	Crane Co.	2.750%	12/15/18	550	563
	Crane Co.	4.450%	12/15/23	400	428
	CRH America Inc.	5.750%	1/15/21	885	1,005
	Deere & Co.	2.600%	6/8/22	700	722
	Deere & Co.	5.375%	10/16/29	455	580
	Deere & Co.	8.100%	5/15/30	150	226
	Deere & Co.	7.125%	3/3/31	400	575
	Deere & Co.	3.900%	6/9/42	500	535
	Dover Corp.	4.300%	3/1/21	145	160
	Dover Corp.	6.600%	3/15/38	350	493
	Dover Corp.	5.375%	3/1/41	480	615
	Eaton Corp.	1.500%	11/2/17	200	201
	Eaton Corp.	5.600%	5/15/18	550	591
	Eaton Corp.	2.750%	11/2/22	575	588
	Eaton Corp.	4.000%	11/2/32	815	868
	Eaton Corp.	4.150%	11/2/42	75	80
	Eaton Electric Holdings LLC	3.875%	12/15/20	150	161
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	641
8	Embraer Overseas Ltd.	5.696%	9/16/23	350	362
	Emerson Electric Co.	5.250%	10/15/18	525	575
	Emerson Electric Co.	4.875%	10/15/19	275	307
	Emerson Electric Co.	4.250%	11/15/20	25	28
	Emerson Electric Co.	2.625%	12/1/21	450	475
	Emerson Electric Co.	2.625%	2/15/23	300	311
	Emerson Electric Co.	3.150%	6/1/25	450	479
	Emerson Electric Co.	6.000%	8/15/32	150	195
	Emerson Electric Co.	6.125%	4/15/39	125	172
	Emerson Electric Co.	5.250%	11/15/39	135	170
	Exelis Inc.	4.250%	10/1/16	225	226
	Exelis Inc.	5.550%	10/1/21	200	227
	FLIR Systems Inc.	3.125%	6/15/21	200	205
	Flowserve Corp.	3.500%	9/15/22	1,125	1,160
	Flowserve Corp.	4.000%	11/15/23	375	386
8	Fortive Corp.	1.800%	6/15/19	100	101
8	Fortive Corp.	2.350%	6/15/21	200	203
8	Fortive Corp.	3.150%	6/15/26	400	412
8	Fortive Corp.	4.300%	6/15/46	375	399
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	283
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	267
	General Dynamics Corp.	1.000%	11/15/17	1,100	1,104
	General Dynamics Corp.	3.875%	7/15/21	250	275
	General Dynamics Corp.	2.250%	11/15/22	900	921
	General Dynamics Corp.	3.600%	11/15/42	125	132
	General Electric Capital Corp.	6.000%	8/7/19	1,283	1,470

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	2.100%	12/11/19	100	103
General Electric Capital Corp.	5.500%	1/8/20	2,739	3,117
General Electric Capital Corp.	2.200%	1/9/20	644	664
General Electric Capital Corp.	5.550%	5/4/20	780	901
General Electric Capital Corp.	4.375%	9/16/20	806	900
General Electric Capital Corp.	4.625%	1/7/21	490	556
General Electric Capital Corp.	5.300%	2/11/21	714	825
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,567
General Electric Capital Corp.	3.150%	9/7/22	318	342
General Electric Capital Corp.	3.100%	1/9/23	841	898
General Electric Capital Corp.	3.450%	5/15/24	338	370
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,633
General Electric Capital Corp.	6.150%	8/7/37	573	793
General Electric Capital Corp.	5.875%	1/14/38	1,887	2,560
General Electric Capital Corp.	6.875%	1/10/39	1,305	1,970
General Electric Co.	5.250%	12/6/17	2,040	2,164
General Electric Co.	2.700%	10/9/22	1,900	1,979
General Electric Co.	3.375%	3/11/24	2,000	2,182
General Electric Co.	4.125%	10/9/42	2,050	2,257
General Electric Co.	4.500%	3/11/44	1,400	1,624
Harris Corp.	1.999%	4/27/18	225	226
Harris Corp.	2.700%	4/27/20	250	253
Harris Corp.	4.400%	12/15/20	1,700	1,838
Harris Corp.	3.832%	4/27/25	550	585
Harris Corp.	4.854%	4/27/35	350	381
Harris Corp.	6.150%	12/15/40	25	31
Harris Corp.	5.054%	4/27/45	325	369
Honeywell International Inc.	5.300%	3/1/18	650	696
Honeywell International Inc.	5.000%	2/15/19	105	116
Honeywell International Inc.	4.250%	3/1/21	805	904
Honeywell International Inc.	3.350%	12/1/23	1,325	1,454
Honeywell International Inc.	5.700%	3/15/37	105	139
Honeywell International Inc.	5.375%	3/1/41	1,855	2,425
Hubbell Inc.	3.350%	3/1/26	300	313
Illinois Tool Works Inc.	6.250%	4/1/19	450	509
Illinois Tool Works Inc.	3.375%	9/15/21	105	113
Illinois Tool Works Inc.	3.500%	3/1/24	430	473
Illinois Tool Works Inc.	4.875%	9/15/41	105	127
Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,324
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	550	611
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	129
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	450	500
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	400
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	105
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	269
John Deere Capital Corp.	2.800%	9/18/17	550	563
John Deere Capital Corp.	1.200%	10/10/17	475	477
John Deere Capital Corp.	1.350%	1/16/18	1,500	1,511
John Deere Capital Corp.	1.750%	8/10/18	325	329
John Deere Capital Corp.	5.750%	9/10/18	530	584
John Deere Capital Corp.	1.950%	1/8/19	900	918
John Deere Capital Corp.	2.250%	4/17/19	150	154
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,989
John Deere Capital Corp.	2.050%	3/10/20	750	765
John Deere Capital Corp.	2.450%	9/11/20	275	284
John Deere Capital Corp.	3.900%	7/12/21	125	138
John Deere Capital Corp.	3.150%	10/15/21	305	326
John Deere Capital Corp.	2.750%	3/15/22	75	78
John Deere Capital Corp.	2.800%	1/27/23	275	286
John Deere Capital Corp.	2.800%	3/6/23	1,000	1,047
John Deere Capital Corp.	3.350%	6/12/24	700	755
John Deere Capital Corp.	3.400%	9/11/25	325	351
John Deere Capital Corp.	2.650%	6/10/26	300	306
Kennametal Inc.	2.650%	11/1/19	200	200

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kennametal Inc.	3.875%	2/15/22	125	127
L-3 Communications Corp.	5.200%	10/15/19	825	899
L-3 Communications Corp.	4.750%	7/15/20	925	997
L-3 Communications Corp.	4.950%	2/15/21	575	629
L-3 Communications Corp.	3.950%	5/28/24	120	126
Lafarge SA	7.125%	7/15/36	300	365
Leggett & Platt Inc.	3.800%	11/15/24	400	423
Legrand France SA	8.500%	2/15/25	250	341
Lockheed Martin Corp.	1.850%	11/23/18	275	279
Lockheed Martin Corp.	4.250%	11/15/19	855	937
Lockheed Martin Corp.	2.500%	11/23/20	575	593
Lockheed Martin Corp.	3.350%	9/15/21	550	589
Lockheed Martin Corp.	3.100%	1/15/23	270	285
Lockheed Martin Corp.	2.900%	3/1/25	175	181
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,309
Lockheed Martin Corp.	3.600%	3/1/35	550	558
Lockheed Martin Corp.	4.500%	5/15/36	350	396
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,279
Lockheed Martin Corp.	5.500%	11/15/39	680	844
Lockheed Martin Corp.	5.720%	6/1/40	316	411
Lockheed Martin Corp.	4.700%	5/15/46	1,300	1,526
Martin Marietta Materials Inc.	6.600%	4/15/18	400	427
Mohawk Industries Inc.	3.850%	2/1/23	550	580
Northrop Grumman Corp.	1.750%	6/1/18	575	580
Northrop Grumman Corp.	5.050%	8/1/19	245	271
Northrop Grumman Corp.	3.500%	3/15/21	125	134
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,072
Northrop Grumman Corp.	5.050%	11/15/40	475	570
Northrop Grumman Corp.	4.750%	6/1/43	850	1,011
Owens Corning	4.200%	12/15/22	550	586
Owens Corning	4.200%	12/1/24	250	262
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,871
Parker Hannifin Corp.	3.500%	9/15/22	225	246
Parker Hannifin Corp.	6.250%	5/15/38	75	105
Pentair Finance SA	2.650%	12/1/19	500	501
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,658
Precision Castparts Corp.	2.250%	6/15/20	300	309
Precision Castparts Corp.	2.500%	1/15/23	925	956
Precision Castparts Corp.	3.250%	6/15/25	300	322
Precision Castparts Corp.	3.900%	1/15/43	175	190
Precision Castparts Corp.	4.375%	6/15/45	350	415
Raytheon Co.	6.750%	3/15/18	125	137
Raytheon Co.	3.125%	10/15/20	425	455
Raytheon Co.	2.500%	12/15/22	1,425	1,483
Raytheon Co.	7.200%	8/15/27	75	107
Raytheon Co.	4.875%	10/15/40	225	275
Raytheon Co.	4.700%	12/15/41	925	1,110
Republic Services Inc.	3.800%	5/15/18	735	769
Republic Services Inc.	5.500%	9/15/19	425	474
Republic Services Inc.	5.000%	3/1/20	500	555
Republic Services Inc.	5.250%	11/15/21	50	58
Republic Services Inc.	3.550%	6/1/22	1,300	1,405
Republic Services Inc.	3.200%	3/15/25	500	523
Republic Services Inc.	6.200%	3/1/40	475	644
Republic Services Inc.	5.700%	5/15/41	500	638
Rockwell Automation Inc.	5.650%	12/1/17	25	26
Rockwell Automation Inc.	6.700%	1/15/28	200	278
Rockwell Automation Inc.	6.250%	12/1/37	325	442
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	131
Rockwell Collins Inc.	4.800%	12/15/43	235	283
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,189
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,781
Snap-on Inc.	6.125%	9/1/21	200	243

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	765	915
Spirit AeroSystems Inc.	3.850%	6/15/26	235	244
Stanley Black & Decker Inc.	2.451%	11/17/18	400	409
Stanley Black & Decker Inc.	3.400%	12/1/21	450	482
Stanley Black & Decker Inc.	5.200%	9/1/40	150	177
Textron Inc.	5.600%	12/1/17	125	131
Textron Inc.	7.250%	10/1/19	650	745
Textron Inc.	4.300%	3/1/24	625	677
Textron Inc.	4.000%	3/15/26	300	317
Timken CO	3.875%	9/1/24	200	203
Tyco International Finance SA	3.900%	2/14/26	500	537
United Technologies Corp.	5.375%	12/15/17	1,575	1,676
United Technologies Corp.	6.125%	2/1/19	1,133	1,273
United Technologies Corp.	4.500%	4/15/20	445	496
United Technologies Corp.	3.100%	6/1/22	1,600	1,706
United Technologies Corp.	6.700%	8/1/28	200	269
United Technologies Corp.	7.500%	9/15/29	100	147
United Technologies Corp.	5.400%	5/1/35	400	493
United Technologies Corp.	6.050%	6/1/36	285	380
United Technologies Corp.	6.125%	7/15/38	1,000	1,371
United Technologies Corp.	5.700%	4/15/40	625	820
United Technologies Corp.	4.500%	6/1/42	2,725	3,126
United Technologies Corp.	4.150%	5/15/45	50	55
Valmont Industries Inc.	5.000%	10/1/44	290	269
Valmont Industries Inc.	5.250%	10/1/54	250	225
Vulcan Materials Co.	7.500%	6/15/21	400	481
Vulcan Materials Co.	4.500%	4/1/25	250	267
Waste Management Inc.	6.100%	3/15/18	1,100	1,193
Waste Management Inc.	4.600%	3/1/21	275	305
Waste Management Inc.	2.400%	5/15/23	350	354
Waste Management Inc.	3.500%	5/15/24	700	756
Waste Management Inc.	3.125%	3/1/25	250	263
Waste Management Inc.	3.900%	3/1/35	250	264
Waste Management Inc.	4.100%	3/1/45	500	545
WW Grainger Inc.	4.600%	6/15/45	1,050	1,248
WW Grainger Inc.	3.750%	5/15/46	325	336
Communication (1.0%)
21st Century Fox America Inc.	6.900%	3/1/19	660	749
21st Century Fox America Inc.	5.650%	8/15/20	500	573
21st Century Fox America Inc.	4.500%	2/15/21	435	485
21st Century Fox America Inc.	3.000%	9/15/22	500	522
21st Century Fox America Inc.	4.000%	10/1/23	275	302
21st Century Fox America Inc.	3.700%	10/15/25	400	433
21st Century Fox America Inc.	6.550%	3/15/33	892	1,123
21st Century Fox America Inc.	6.200%	12/15/34	975	1,213
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,907
21st Century Fox America Inc.	8.150%	10/17/36	385	544
21st Century Fox America Inc.	6.150%	3/1/37	345	429
21st Century Fox America Inc.	6.900%	8/15/39	425	569
21st Century Fox America Inc.	6.150%	2/15/41	350	438
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,968
21st Century Fox America Inc.	4.750%	9/15/44	450	498
America Movil SAB de CV	5.625%	11/15/17	350	368
America Movil SAB de CV	5.000%	10/16/19	850	929
America Movil SAB de CV	5.000%	3/30/20	710	785
America Movil SAB de CV	3.125%	7/16/22	200	205
America Movil SAB de CV	6.375%	3/1/35	200	245
America Movil SAB de CV	6.125%	11/15/37	300	357
America Movil SAB de CV	6.125%	3/30/40	2,710	3,281
America Movil SAB de CV	4.375%	7/16/42	425	428
American Tower Corp.	4.500%	1/15/18	1,400	1,460
American Tower Corp.	2.800%	6/1/20	600	614

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American Tower Corp.	5.050%	9/1/20	155	172
	American Tower Corp.	3.300%	2/15/21	600	625
	American Tower Corp.	5.900%	11/1/21	1,500	1,746
	American Tower Corp.	5.000%	2/15/24	2,150	2,429
	American Tower Corp.	4.000%	6/1/25	425	452
	AT&T Corp.	8.250%	11/15/31	1,001	1,451
	AT&T Inc.	1.700%	6/1/17	1,975	1,984
	AT&T Inc.	5.500%	2/1/18	2,385	2,540
	AT&T Inc.	5.600%	5/15/18	250	269
	AT&T Inc.	2.375%	11/27/18	950	971
	AT&T Inc.	5.800%	2/15/19	225	250
	AT&T Inc.	2.300%	3/11/19	625	638
	AT&T Inc.	5.875%	10/1/19	1,880	2,128
	AT&T Inc.	5.200%	3/15/20	1,150	1,302
	AT&T Inc.	2.450%	6/30/20	1,950	1,989
	AT&T Inc.	4.600%	2/15/21	425	466
	AT&T Inc.	5.000%	3/1/21	925	1,036
	AT&T Inc.	4.450%	5/15/21	485	533
	AT&T Inc.	3.875%	8/15/21	5,615	6,044
	AT&T Inc.	3.000%	2/15/22	600	612
	AT&T Inc.	3.000%	6/30/22	2,000	2,052
	AT&T Inc.	2.625%	12/1/22	875	878
	AT&T Inc.	3.600%	2/17/23	2,650	2,773
	AT&T Inc.	4.450%	4/1/24	1,075	1,182
	AT&T Inc.	3.950%	1/15/25	2,225	2,361
	AT&T Inc.	4.125%	2/17/26	1,100	1,182
	AT&T Inc.	6.450%	6/15/34	945	1,133
	AT&T Inc.	4.500%	5/15/35	800	818
	AT&T Inc.	6.500%	9/1/37	448	551
	AT&T Inc.	6.300%	1/15/38	885	1,065
	AT&T Inc.	6.400%	5/15/38	550	667
	AT&T Inc.	6.550%	2/15/39	760	941
	AT&T Inc.	6.350%	3/15/40	275	328
	AT&T Inc.	5.350%	9/1/40	2,555	2,782
	AT&T Inc.	6.375%	3/1/41	1,225	1,492
	AT&T Inc.	5.550%	8/15/41	210	236
	AT&T Inc.	5.150%	3/15/42	825	890
	AT&T Inc.	4.300%	12/15/42	1,773	1,698
	AT&T Inc.	4.800%	6/15/44	2,000	2,060
	AT&T Inc.	4.350%	6/15/45	750	719
	AT&T Inc.	4.750%	5/15/46	2,500	2,569
	AT&T Inc.	5.650%	2/15/47	1,250	1,433
	AT&T Mobility LLC	7.125%	12/15/31	400	526
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	419
	BellSouth LLC	6.875%	10/15/31	231	277
	BellSouth LLC	6.550%	6/15/34	261	308
	BellSouth LLC	6.000%	11/15/34	119	134
	BellSouth Telecommunications LLC	6.375%	6/1/28	790	949
	British Telecommunications plc	5.950%	1/15/18	1,440	1,542
	British Telecommunications plc	2.350%	2/14/19	200	204
	British Telecommunications plc	9.375%	12/15/30	1,700	2,633
	CBS Corp.	2.300%	8/15/19	350	356
	CBS Corp.	5.750%	4/15/20	360	409
	CBS Corp.	4.300%	2/15/21	550	598
	CBS Corp.	3.375%	3/1/22	725	757
	CBS Corp.	3.700%	8/15/24	575	604
	CBS Corp.	7.875%	7/30/30	300	426
	CBS Corp.	5.500%	5/15/33	200	223
	CBS Corp.	4.850%	7/1/42	225	228
	CBS Corp.	4.900%	8/15/44	550	562
	CBS Corp.	4.600%	1/15/45	650	640
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,065
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	850	889

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	1,750	1,881
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	2,950	3,214
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	1,300	1,533
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	2,275	2,715
8	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	325	385
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,577
	Comcast Cable Communications LLC	8.875%	5/1/17	850	905
	Comcast Corp.	5.700%	5/15/18	1,475	1,602
	Comcast Corp.	5.700%	7/1/19	1,305	1,475
	Comcast Corp.	3.125%	7/15/22	100	107
	Comcast Corp.	2.750%	3/1/23	1,625	1,699
	Comcast Corp.	3.600%	3/1/24	350	384
	Comcast Corp.	3.375%	8/15/25	1,000	1,078
	Comcast Corp.	3.150%	3/1/26	3,000	3,189
	Comcast Corp.	4.250%	1/15/33	2,450	2,704
	Comcast Corp.	7.050%	3/15/33	1,000	1,402
	Comcast Corp.	5.650%	6/15/35	1,450	1,857
	Comcast Corp.	6.500%	11/15/35	1,075	1,473
	Comcast Corp.	6.450%	3/15/37	900	1,239
	Comcast Corp.	6.950%	8/15/37	1,220	1,760
	Comcast Corp.	6.400%	5/15/38	600	824
	Comcast Corp.	4.650%	7/15/42	1,410	1,619
	Comcast Corp.	4.500%	1/15/43	225	252
	Comcast Corp.	4.600%	8/15/45	925	1,063
	Crown Castle International Corp.	3.400%	2/15/21	1,600	1,672
	Crown Castle International Corp.	4.875%	4/15/22	550	604
	Crown Castle International Corp.	5.250%	1/15/23	1,000	1,123
	Crown Castle International Corp.	4.450%	2/15/26	1,200	1,302
	Crown Castle International Corp.	3.700%	6/15/26	650	669
	Deutsche Telekom International Finance BV	6.750%	8/20/18	325	362
	Deutsche Telekom International Finance BV	6.000%	7/8/19	675	761
	Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,159
	Discovery Communications LLC	5.050%	6/1/20	1,150	1,257
	Discovery Communications LLC	4.375%	6/15/21	655	703
	Discovery Communications LLC	3.300%	5/15/22	125	127
	Discovery Communications LLC	3.250%	4/1/23	500	489
	Discovery Communications LLC	3.450%	3/15/25	1,000	971
	Discovery Communications LLC	4.900%	3/11/26	500	530
	Discovery Communications LLC	4.875%	4/1/43	125	113
	Electronic Arts Inc.	3.700%	3/1/21	375	396
	Grupo Televisa SAB	6.000%	5/15/18	1,400	1,505
	Grupo Televisa SAB	6.625%	3/18/25	450	551
	Grupo Televisa SAB	6.625%	1/15/40	500	565
	GTE Corp.	6.940%	4/15/28	325	420
	Historic TW Inc.	6.625%	5/15/29	200	260
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	523
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	885
	Koninklijke KPN NV	8.375%	10/1/30	600	836
	Moody's Corp.	2.750%	7/15/19	400	413
	Moody's Corp.	4.500%	9/1/22	1,300	1,447
	Moody's Corp.	5.250%	7/15/44	275	335
	NBCUniversal Media LLC	5.150%	4/30/20	925	1,049
	NBCUniversal Media LLC	4.375%	4/1/21	205	229
	NBCUniversal Media LLC	2.875%	1/15/23	1,250	1,313
	NBCUniversal Media LLC	6.400%	4/30/40	350	485
	NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,430
	NBCUniversal Media LLC	4.450%	1/15/43	400	446
	New Cingular Wireless Services Inc.	8.750%	3/1/31	155	231
	Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omnicom Group Inc.	6.250%	7/15/19	175	199
Omnicom Group Inc.	4.450%	8/15/20	500	552
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,170
Omnicom Group Inc.	3.650%	11/1/24	900	953
Omnicom Group Inc.	3.600%	4/15/26	1,950	2,038
Orange SA	5.375%	7/8/19	1,025	1,138
Orange SA	4.125%	9/14/21	902	995
Orange SA	9.000%	3/1/31	2,235	3,449
Orange SA	5.375%	1/13/42	575	705
Orange SA	5.500%	2/6/44	575	717
Pacific Bell Telephone Co.	7.125%	3/15/26	200	257
Qwest Corp.	6.500%	6/1/17	275	285
Qwest Corp.	6.750%	12/1/21	410	444
Qwest Corp.	7.250%	9/15/25	175	187
Qwest Corp.	6.875%	9/15/33	1,018	998
Qwest Corp.	7.125%	11/15/43	550	534
RELX Capital Inc.	8.625%	1/15/19	259	299
RELX Capital Inc.	3.125%	10/15/22	705	718
Rogers Communications Inc.	6.800%	8/15/18	950	1,052
Rogers Communications Inc.	3.000%	3/15/23	230	238
Rogers Communications Inc.	4.100%	10/1/23	225	249
Rogers Communications Inc.	3.625%	12/15/25	475	508
Rogers Communications Inc.	4.500%	3/15/43	540	572
Rogers Communications Inc.	5.000%	3/15/44	1,100	1,245
S&P Global Inc.	5.900%	11/15/17	150	159
S&P Global Inc.	3.300%	8/14/20	450	471
S&P Global Inc.	4.000%	6/15/25	450	491
S&P Global Inc.	4.400%	2/15/26	875	983
S&P Global Inc.	6.550%	11/15/37	350	426
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	510
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	330
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	263
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,037
Telefonica Emisiones SAU	5.877%	7/15/19	910	1,008
Telefonica Emisiones SAU	5.134%	4/27/20	705	782
Telefonica Emisiones SAU	5.462%	2/16/21	350	400
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,106
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,908
Telefonica Europe BV	8.250%	9/15/30	750	1,080
Thomson Reuters Corp.	6.500%	7/15/18	50	55
Thomson Reuters Corp.	4.700%	10/15/19	125	136
Thomson Reuters Corp.	4.300%	11/23/23	600	659
Thomson Reuters Corp.	3.350%	5/15/26	500	512
Thomson Reuters Corp.	5.500%	8/15/35	350	385
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,658
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,620
Time Warner Cable Inc.	6.750%	7/1/18	475	521
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,459
Time Warner Cable Inc.	8.250%	4/1/19	700	813
Time Warner Cable Inc.	5.000%	2/1/20	2,045	2,223
Time Warner Cable Inc.	4.125%	2/15/21	500	530
Time Warner Cable Inc.	4.000%	9/1/21	850	902
Time Warner Cable Inc.	6.550%	5/1/37	550	644
Time Warner Cable Inc.	7.300%	7/1/38	1,400	1,758
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,905
Time Warner Cable Inc.	5.500%	9/1/41	750	788
Time Warner Cable Inc.	4.500%	9/15/42	800	746
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,271
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,326
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,033
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	874
Time Warner Inc.	2.100%	6/1/19	550	559
Time Warner Inc.	4.875%	3/15/20	1,240	1,373
Time Warner Inc.	4.700%	1/15/21	700	781

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Inc.	4.750%	3/29/21	600	673
Time Warner Inc.	4.000%	1/15/22	205	221
Time Warner Inc.	4.050%	12/15/23	75	83
Time Warner Inc.	3.550%	6/1/24	525	556
Time Warner Inc.	3.600%	7/15/25	825	875
Time Warner Inc.	3.875%	1/15/26	350	377
Time Warner Inc.	7.625%	4/15/31	835	1,146
Time Warner Inc.	7.700%	5/1/32	1,840	2,565
Time Warner Inc.	6.200%	3/15/40	150	186
Time Warner Inc.	6.100%	7/15/40	825	1,003
Time Warner Inc.	6.250%	3/29/41	325	409
Time Warner Inc.	5.375%	10/15/41	205	236
Time Warner Inc.	4.900%	6/15/42	250	267
Time Warner Inc.	5.350%	12/15/43	125	143
Time Warner Inc.	4.650%	6/1/44	525	553
Time Warner Inc.	4.850%	7/15/45	200	217
Verizon Communications Inc.	1.100%	11/1/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	925	990
Verizon Communications Inc.	6.100%	4/15/18	155	168
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,765
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,266
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,227
Verizon Communications Inc.	3.450%	3/15/21	300	322
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,291
Verizon Communications Inc.	3.000%	11/1/21	850	894
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,119
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,944
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,430
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,433
Verizon Communications Inc.	3.500%	11/1/24	1,000	1,066
Verizon Communications Inc.	7.750%	12/1/30	785	1,104
Verizon Communications Inc.	6.400%	9/15/33	563	719
Verizon Communications Inc.	5.050%	3/15/34	675	750
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,276
Verizon Communications Inc.	5.850%	9/15/35	500	606
Verizon Communications Inc.	4.272%	1/15/36	1,469	1,505
Verizon Communications Inc.	6.250%	4/1/37	775	972
Verizon Communications Inc.	6.400%	2/15/38	835	1,053
Verizon Communications Inc.	6.900%	4/15/38	225	300
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,673
Verizon Communications Inc.	6.000%	4/1/41	445	554
Verizon Communications Inc.	4.750%	11/1/41	625	672
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,181
Verizon Communications Inc.	6.550%	9/15/43	1,898	2,564
Verizon Communications Inc.	4.862%	8/21/46	2,567	2,791
Verizon Communications Inc.	4.522%	9/15/48	2,716	2,831
Verizon Communications Inc.	5.012%	8/21/54	4,363	4,636
Verizon Communications Inc.	4.672%	3/15/55	4,302	4,327
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	625	626
Viacom Inc.	5.625%	9/15/19	750	826
Viacom Inc.	2.750%	12/15/19	825	837
Viacom Inc.	3.875%	12/15/21	495	520
Viacom Inc.	3.125%	6/15/22	75	75
Viacom Inc.	4.250%	9/1/23	175	182
Viacom Inc.	3.875%	4/1/24	625	637
Viacom Inc.	4.850%	12/15/34	375	348
Viacom Inc.	6.875%	4/30/36	915	1,004
Viacom Inc.	4.375%	3/15/43	1,212	976
Viacom Inc.	5.850%	9/1/43	1,075	1,076
Viacom Inc.	5.250%	4/1/44	650	603
Vodafone Group plc	1.250%	9/26/17	1,000	1,000
Vodafone Group plc	1.500%	2/19/18	1,450	1,451
Vodafone Group plc	4.625%	7/15/18	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vodafone Group plc	5.450%	6/10/19	775	857
Vodafone Group plc	2.500%	9/26/22	200	197
Vodafone Group plc	2.950%	2/19/23	545	552
Vodafone Group plc	7.875%	2/15/30	425	568
Vodafone Group plc	6.250%	11/30/32	350	408
Vodafone Group plc	6.150%	2/27/37	605	703
Vodafone Group plc	4.375%	2/19/43	1,875	1,783
Walt Disney Co.	1.100%	12/1/17	850	854
Walt Disney Co.	1.650%	1/8/19	350	357
Walt Disney Co.	1.850%	5/30/19	725	741
Walt Disney Co.	2.150%	9/17/20	1,100	1,138
Walt Disney Co.	2.300%	2/12/21	550	572
Walt Disney Co.	2.350%	12/1/22	25	26
Walt Disney Co.	3.150%	9/17/25	1,200	1,315
Walt Disney Co.	3.000%	2/13/26	1,000	1,077
Walt Disney Co.	4.375%	8/16/41	225	262
Walt Disney Co.	4.125%	12/1/41	350	393
Walt Disney Co.	3.700%	12/1/42	450	478
Walt Disney Co.	4.125%	6/1/44	1,400	1,584
WPP Finance 2010	4.750%	11/21/21	221	246
WPP Finance 2010	3.750%	9/19/24	525	557
WPP Finance 2010	5.125%	9/7/42	1,050	1,119
Consumer Cyclical (0.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	111
Advance Auto Parts Inc.	4.500%	1/15/22	175	188
Advance Auto Parts Inc.	4.500%	12/1/23	400	430
Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,027
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,340
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	308
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,644
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	629
Amazon.com Inc.	1.200%	11/29/17	650	653
Amazon.com Inc.	2.600%	12/5/19	900	939
Amazon.com Inc.	3.300%	12/5/21	750	809
Amazon.com Inc.	2.500%	11/29/22	475	492
Amazon.com Inc.	3.800%	12/5/24	400	448
Amazon.com Inc.	4.800%	12/5/34	975	1,148
Amazon.com Inc.	4.950%	12/5/44	975	1,190
American Honda Finance Corp.	1.200%	7/14/17	300	301
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,715
American Honda Finance Corp.	1.600%	7/13/18	500	506
American Honda Finance Corp.	2.125%	10/10/18	450	462
American Honda Finance Corp.	2.250%	8/15/19	800	825
American Honda Finance Corp.	2.450%	9/24/20	725	753
Automatic Data Processing Inc.	2.250%	9/15/20	650	676
Automatic Data Processing Inc.	3.375%	9/15/25	675	734
AutoNation Inc.	6.750%	4/15/18	250	268
AutoNation Inc.	5.500%	2/1/20	180	197
AutoNation Inc.	3.350%	1/15/21	500	511
AutoNation Inc.	4.500%	10/1/25	400	422
AutoZone Inc.	7.125%	8/1/18	750	835
AutoZone Inc.	3.700%	4/15/22	600	639
AutoZone Inc.	2.875%	1/15/23	200	204
AutoZone Inc.	3.125%	7/15/23	275	285
AutoZone Inc.	3.250%	4/15/25	260	271
AutoZone Inc.	3.125%	4/21/26	300	308
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	101
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	163
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	462
Best Buy Co. Inc.	5.500%	3/15/21	125	133
Block Financial LLC	4.125%	10/1/20	313	322
Block Financial LLC	5.500%	11/1/22	300	324
Block Financial LLC	5.250%	10/1/25	350	367

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BorgWarner Inc.	4.625%	9/15/20	50	54
	BorgWarner Inc.	3.375%	3/15/25	250	256
	BorgWarner Inc.	4.375%	3/15/45	500	515
	Brinker International Inc.	2.600%	5/15/18	25	25
	Brinker International Inc.	3.875%	5/15/23	350	354
	Carnival Corp.	3.950%	10/15/20	450	486
	Coach Inc.	4.250%	4/1/25	450	463
	Costco Wholesale Corp.	1.125%	12/15/17	1,525	1,533
	Costco Wholesale Corp.	1.750%	2/15/20	25	25
	Cummins Inc.	3.650%	10/1/23	350	380
	Cummins Inc.	7.125%	3/1/28	50	70
	Cummins Inc.	4.875%	10/1/43	400	461
	CVS Health Corp.	1.900%	7/20/18	4,500	4,568
	CVS Health Corp.	2.250%	12/5/18	375	384
	CVS Health Corp.	2.800%	7/20/20	500	521
	CVS Health Corp.	2.125%	6/1/21	1,700	1,722
	CVS Health Corp.	3.500%	7/20/22	950	1,023
	CVS Health Corp.	2.750%	12/1/22	975	1,007
	CVS Health Corp.	4.750%	12/1/22	250	285
	CVS Health Corp.	3.375%	8/12/24	660	703
	CVS Health Corp.	3.875%	7/20/25	2,457	2,707
	CVS Health Corp.	2.875%	6/1/26	1,150	1,175
	CVS Health Corp.	5.300%	12/5/43	500	621
	CVS Health Corp.	5.125%	7/20/45	3,150	3,904
	Daimler Finance North America LLC	8.500%	1/18/31	1,105	1,791
	Delphi Automotive plc	3.150%	11/19/20	350	363
	Delphi Automotive plc	4.250%	1/15/26	700	763
	Delphi Corp.	5.000%	2/15/23	450	476
	Delphi Corp.	4.150%	3/15/24	475	508
	Dollar General Corp.	3.250%	4/15/23	800	823
	Dollar General Corp.	4.150%	11/1/25	500	547
	eBay Inc.	2.500%	3/9/18	100	102
	eBay Inc.	2.200%	8/1/19	1,100	1,124
	eBay Inc.	3.250%	10/15/20	125	131
	eBay Inc.	2.875%	8/1/21	450	465
	eBay Inc.	3.800%	3/9/22	500	528
	eBay Inc.	2.600%	7/15/22	1,000	989
	eBay Inc.	3.450%	8/1/24	800	818
	eBay Inc.	4.000%	7/15/42	400	338
	Expedia Inc.	5.950%	8/15/20	1,750	1,959
	Expedia Inc.	4.500%	8/15/24	335	343
8	Expedia Inc.	5.000%	2/15/26	200	208
	Ford Motor Co.	6.625%	10/1/28	575	726
	Ford Motor Co.	6.375%	2/1/29	275	334
	Ford Motor Co.	7.450%	7/16/31	2,425	3,240
	Ford Motor Co.	4.750%	1/15/43	750	788
	Ford Motor Co.	7.400%	11/1/46	300	421
	Ford Motor Credit Co. LLC	4.250%	2/3/17	650	661
	Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,138
	Ford Motor Credit Co. LLC	1.724%	12/6/17	600	601
	Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	2,018
	Ford Motor Credit Co. LLC	2.375%	1/16/18	163	165
	Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,276
	Ford Motor Credit Co. LLC	2.875%	10/1/18	390	400
	Ford Motor Credit Co. LLC	2.551%	10/5/18	625	636
	Ford Motor Credit Co. LLC	2.597%	11/4/19	750	767
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	923
	Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,137
	Ford Motor Credit Co. LLC	3.200%	1/15/21	850	873
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,557
	Ford Motor Credit Co. LLC	5.875%	8/2/21	1,175	1,347
	Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,923
	Ford Motor Credit Co. LLC	4.250%	9/20/22	575	620
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	922

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	517
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	965
General Motors Co.	3.500%	10/2/18	425	437
General Motors Co.	4.875%	10/2/23	980	1,041
General Motors Co.	4.000%	4/1/25	325	327
General Motors Co.	5.000%	4/1/35	680	680
General Motors Co.	6.600%	4/1/36	100	116
General Motors Co.	6.250%	10/2/43	960	1,070
General Motors Co.	5.200%	4/1/45	1,995	1,989
General Motors Co.	6.750%	4/1/46	665	793
General Motors Financial Co. Inc.	4.750%	8/15/17	475	493
General Motors Financial Co. Inc.	3.000%	9/25/17	155	158
General Motors Financial Co. Inc.	3.250%	5/15/18	335	341
General Motors Financial Co. Inc.	6.750%	6/1/18	825	894
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,172
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,003
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,057
General Motors Financial Co. Inc.	3.150%	1/15/20	555	561
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,598
General Motors Financial Co. Inc.	3.700%	11/24/20	975	1,002
General Motors Financial Co. Inc.	4.200%	3/1/21	625	656
General Motors Financial Co. Inc.	3.200%	7/6/21	850	852
General Motors Financial Co. Inc.	4.375%	9/25/21	375	395
General Motors Financial Co. Inc.	3.450%	4/10/22	1,515	1,511
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,006
General Motors Financial Co. Inc.	4.250%	5/15/23	525	538
General Motors Financial Co. Inc.	4.000%	1/15/25	650	657
General Motors Financial Co. Inc.	5.250%	3/1/26	575	621
Harley-Davidson Inc.	3.500%	7/28/25	400	429
Harley-Davidson Inc.	4.625%	7/28/45	500	559
Harman International Industries Inc.	4.150%	5/15/25	275	287
Home Depot Inc.	2.250%	9/10/18	725	746
Home Depot Inc.	2.000%	6/15/19	1,300	1,337
Home Depot Inc.	2.000%	4/1/21	2,175	2,231
Home Depot Inc.	4.400%	4/1/21	600	676
Home Depot Inc.	2.625%	6/1/22	840	879
Home Depot Inc.	2.700%	4/1/23	600	629
Home Depot Inc.	3.750%	2/15/24	900	1,008
Home Depot Inc.	3.350%	9/15/25	500	545
Home Depot Inc.	3.000%	4/1/26	1,500	1,594
Home Depot Inc.	5.875%	12/16/36	2,245	3,058
Home Depot Inc.	5.950%	4/1/41	375	515
Home Depot Inc.	4.200%	4/1/43	1,250	1,407
Home Depot Inc.	4.875%	2/15/44	1,250	1,529
Home Depot Inc.	4.250%	4/1/46	620	710
Hyatt Hotels Corp.	3.375%	7/15/23	800	810
Johnson Controls Inc.	1.400%	11/2/17	175	176
Johnson Controls Inc.	5.000%	3/30/20	200	219
Johnson Controls Inc.	4.250%	3/1/21	345	372
Johnson Controls Inc.	3.750%	12/1/21	175	186
Johnson Controls Inc.	3.625%	7/2/24	300	318
Johnson Controls Inc.	6.000%	1/15/36	275	326
Johnson Controls Inc.	5.700%	3/1/41	205	240
Johnson Controls Inc.	5.250%	12/1/41	100	112
Johnson Controls Inc.	4.625%	7/2/44	200	212
Johnson Controls Inc.	4.950%	7/2/64	300	300
Kohl's Corp.	4.000%	11/1/21	845	884
Kohl's Corp.	4.250%	7/17/25	325	322
Kohl's Corp.	5.550%	7/17/45	300	276
Lowe's Cos. Inc.	6.100%	9/15/17	200	212
Lowe's Cos. Inc.	4.625%	4/15/20	445	490
Lowe's Cos. Inc.	3.750%	4/15/21	205	227
Lowe's Cos. Inc.	3.800%	11/15/21	250	275
Lowe's Cos. Inc.	3.120%	4/15/22	450	481

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lowe's Cos. Inc.	3.875%	9/15/23	300	335
Lowe's Cos. Inc.	3.125%	9/15/24	300	320
Lowe's Cos. Inc.	3.375%	9/15/25	475	519
Lowe's Cos. Inc.	2.500%	4/15/26	900	917
Lowe's Cos. Inc.	6.875%	2/15/28	192	265
Lowe's Cos. Inc.	5.500%	10/15/35	850	1,075
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,680
Lowe's Cos. Inc.	5.125%	11/15/41	100	123
Lowe's Cos. Inc.	4.650%	4/15/42	1,025	1,187
Lowe's Cos. Inc.	5.000%	9/15/43	100	123
Lowe's Cos. Inc.	4.250%	9/15/44	225	250
Lowe's Cos. Inc.	4.375%	9/15/45	475	543
Lowe's Cos. Inc.	3.700%	4/15/46	850	874
Macy's Retail Holdings Inc.	7.450%	7/15/17	300	318
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	319
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	154
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	504
Macy's Retail Holdings Inc.	4.375%	9/1/23	750	779
Macy's Retail Holdings Inc.	3.625%	6/1/24	75	73
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	521
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	701
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	283
Macy's Retail Holdings Inc.	5.125%	1/15/42	275	242
Magna International Inc.	3.625%	6/15/24	450	477
Magna International Inc.	4.150%	10/1/25	300	330
Marriott International Inc.	3.375%	10/15/20	850	896
Marriott International Inc.	2.875%	3/1/21	500	517
Marriott International Inc.	3.125%	10/15/21	350	363
Marriott International Inc.	3.750%	10/1/25	200	214
Marriott International Inc.	2.300%	1/15/22	400	402
Marriott International Inc.	3.125%	6/15/26	595	603
MasterCard Inc.	2.000%	4/1/19	250	256
MasterCard Inc.	3.375%	4/1/24	625	678
McDonald's Corp.	5.300%	3/15/17	400	412
McDonald's Corp.	5.800%	10/15/17	550	583
McDonald's Corp.	5.350%	3/1/18	880	940
McDonald's Corp.	2.100%	12/7/18	200	204
McDonald's Corp.	1.875%	5/29/19	250	254
McDonald's Corp.	2.750%	12/9/20	425	443
McDonald's Corp.	2.625%	1/15/22	410	424
McDonald's Corp.	3.375%	5/26/25	1,480	1,574
McDonald's Corp.	3.700%	1/30/26	1,125	1,213
McDonald's Corp.	4.700%	12/9/35	575	648
McDonald's Corp.	6.300%	3/1/38	100	132
McDonald's Corp.	5.700%	2/1/39	375	466
McDonald's Corp.	3.700%	2/15/42	1,225	1,205
McDonald's Corp.	3.625%	5/1/43	275	265
McDonald's Corp.	4.600%	5/26/45	625	698
McDonald's Corp.	4.875%	12/9/45	1,125	1,305
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	225	238
NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	3.625%	5/1/43	125	132
NIKE Inc.	3.875%	11/1/45	1,025	1,135
Nordstrom Inc.	4.750%	5/1/20	750	816
Nordstrom Inc.	4.000%	10/15/21	585	625
Nordstrom Inc.	6.950%	3/15/28	200	247
Nordstrom Inc.	5.000%	1/15/44	272	266
NVR Inc.	3.950%	9/15/22	400	424
O'Reilly Automotive Inc.	4.875%	1/14/21	50	56
O'Reilly Automotive Inc.	4.625%	9/15/21	300	331
O'Reilly Automotive Inc.	3.800%	9/1/22	255	274
O'Reilly Automotive Inc.	3.850%	6/15/23	300	323
O'Reilly Automotive Inc.	3.550%	3/15/26	200	211
PACCAR Financial Corp.	1.400%	11/17/17	275	277

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PACCAR Financial Corp.	1.450%	3/9/18	250	252
PACCAR Financial Corp.	1.750%	8/14/18	75	76
PACCAR Financial Corp.	1.300%	5/10/19	900	902
PACCAR Financial Corp.	2.200%	9/15/19	150	154
PACCAR Financial Corp.	2.500%	8/14/20	225	232
PACCAR Financial Corp.	2.250%	2/25/21	200	203
Priceline Group Inc.	3.600%	6/1/26	1,000	1,031
QVC Inc.	3.125%	4/1/19	525	539
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	525	544
QVC Inc.	5.950%	3/15/43	325	302
Ralph Lauren Corp.	2.125%	9/26/18	200	204
Ralph Lauren Corp.	2.625%	8/18/20	225	234
Ross Stores Inc.	3.375%	9/15/24	150	157
Signet UK Finance plc	4.700%	6/15/24	250	244
Staples Inc.	4.375%	1/12/23	300	306
Starbucks Corp.	2.100%	2/4/21	350	360
Starbucks Corp.	2.700%	6/15/22	350	369
Starbucks Corp.	3.850%	10/1/23	800	898
Starbucks Corp.	2.450%	6/15/26	400	404
Starbucks Corp.	4.300%	6/15/45	175	208
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	253
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	525	552
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	178
Target Corp.	6.000%	1/15/18	315	339
Target Corp.	2.300%	6/26/19	1,550	1,601
Target Corp.	3.875%	7/15/20	145	158
Target Corp.	2.900%	1/15/22	900	956
Target Corp.	3.500%	7/1/24	925	1,022
Target Corp.	2.500%	4/15/26	700	717
Target Corp.	6.350%	11/1/32	363	492
Target Corp.	6.500%	10/15/37	450	638
Target Corp.	7.000%	1/15/38	300	449
Target Corp.	4.000%	7/1/42	900	971
Target Corp.	3.625%	4/15/46	800	818
Tiffany & Co.	4.900%	10/1/44	175	175
TJX Cos. Inc.	6.950%	4/15/19	175	202
TJX Cos. Inc.	2.750%	6/15/21	400	423
TJX Cos. Inc.	2.500%	5/15/23	700	730
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,455
Toyota Motor Credit Corp.	1.375%	1/10/18	825	830
Toyota Motor Credit Corp.	1.450%	1/12/18	300	302
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	1,004
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,147
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,022
Toyota Motor Credit Corp.	1.700%	2/19/19	800	810
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,508
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,026
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,285
Toyota Motor Credit Corp.	4.250%	1/11/21	300	335
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	1,013
Toyota Motor Credit Corp.	2.750%	5/17/21	500	524
Toyota Motor Credit Corp.	3.400%	9/15/21	305	332
Toyota Motor Credit Corp.	3.300%	1/12/22	650	700
Toyota Motor Credit Corp.	2.800%	7/13/22	500	526
Toyota Motor Credit Corp.	2.625%	1/10/23	550	575
Under Armour Inc.	3.250%	6/15/26	295	298
VF Corp.	5.950%	11/1/17	250	266
VF Corp.	3.500%	9/1/21	380	413
VF Corp.	6.450%	11/1/37	300	414
Visa Inc.	1.200%	12/14/17	2,200	2,211
Visa Inc.	2.200%	12/14/20	2,200	2,266
Visa Inc.	2.800%	12/14/22	1,500	1,578

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Visa Inc.	3.150%	12/14/25	2,725	2,900
Visa Inc.	4.150%	12/14/35	900	1,018
Visa Inc.	4.300%	12/14/45	2,250	2,601
Wal-Mart Stores Inc.	5.800%	2/15/18	655	708
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,236
Wal-Mart Stores Inc.	1.950%	12/15/18	750	770
Wal-Mart Stores Inc.	3.625%	7/8/20	50	55
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,227
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,377
Wal-Mart Stores Inc.	2.550%	4/11/23	575	599
Wal-Mart Stores Inc.	3.300%	4/22/24	225	247
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,130
Wal-Mart Stores Inc.	5.250%	9/1/35	455	598
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,764
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,133
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,579
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	2,168
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,238
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	2,003
Wal-Mart Stores Inc.	4.300%	4/22/44	450	525
Walgreen Co.	5.250%	1/15/19	231	250
Walgreen Co.	3.100%	9/15/22	400	412
Walgreen Co.	4.400%	9/15/42	300	304
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	805
Walgreens Boots Alliance Inc.	1.750%	5/30/18	800	806
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	620
Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,000	1,019
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,500	1,573
Walgreens Boots Alliance Inc.	3.100%	6/1/23	450	457
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,086
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,225	1,257
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	524
Walgreens Boots Alliance Inc.	4.800%	11/18/44	880	943
Walgreens Boots Alliance Inc.	4.650%	6/1/46	575	615
Western Union Co.	6.200%	11/17/36	325	346
Western Union Co.	6.200%	6/21/40	150	155
Wyndham Worldwide Corp.	2.950%	3/1/17	425	429
Wyndham Worldwide Corp.	2.500%	3/1/18	250	253
Wyndham Worldwide Corp.	4.250%	3/1/22	500	529
Wyndham Worldwide Corp.	3.900%	3/1/23	175	180
Consumer Noncyclical (1.8%)
Abbott Laboratories	5.125%	4/1/19	646	710
Abbott Laboratories	2.000%	3/15/20	750	759
Abbott Laboratories	2.550%	3/15/22	500	511
Abbott Laboratories	2.950%	3/15/25	100	102
Abbott Laboratories	6.150%	11/30/37	350	461
Abbott Laboratories	6.000%	4/1/39	200	263
Abbott Laboratories	5.300%	5/27/40	310	378
AbbVie Inc.	1.750%	11/6/17	2,525	2,541
AbbVie Inc.	1.800%	5/14/18	1,950	1,963
AbbVie Inc.	2.000%	11/6/18	1,675	1,691
AbbVie Inc.	2.500%	5/14/20	2,375	2,428
AbbVie Inc.	2.300%	5/14/21	625	630
AbbVie Inc.	2.900%	11/6/22	2,450	2,494
AbbVie Inc.	3.200%	11/6/22	900	931
AbbVie Inc.	2.850%	5/14/23	775	785
AbbVie Inc.	3.600%	5/14/25	2,420	2,537
AbbVie Inc.	3.200%	5/14/26	1,300	1,317
AbbVie Inc.	4.500%	5/14/35	1,495	1,561
AbbVie Inc.	4.300%	5/14/36	500	511
AbbVie Inc.	4.400%	11/6/42	1,714	1,747
AbbVie Inc.	4.700%	5/14/45	2,147	2,270
AbbVie Inc.	4.450%	5/14/46	1,000	1,022

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Actavis Funding SCS	1.300%	6/15/17	1,200	1,197
	Actavis Funding SCS	2.350%	3/12/18	2,850	2,887
	Actavis Funding SCS	2.450%	6/15/19	325	329
	Actavis Funding SCS	3.000%	3/12/20	2,237	2,304
	Actavis Funding SCS	3.450%	3/15/22	1,957	2,033
	Actavis Funding SCS	3.850%	6/15/24	750	787
	Actavis Funding SCS	3.800%	3/15/25	2,557	2,657
	Actavis Funding SCS	4.550%	3/15/35	1,550	1,605
	Actavis Funding SCS	4.850%	6/15/44	1,795	1,894
	Actavis Funding SCS	4.750%	3/15/45	775	809
	Actavis Inc.	1.875%	10/1/17	1,000	1,005
	Actavis Inc.	3.250%	10/1/22	1,300	1,326
	Actavis Inc.	4.625%	10/1/42	1,125	1,155
	Agilent Technologies Inc.	5.000%	7/15/20	200	221
	Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,024
	Agilent Technologies Inc.	3.875%	7/15/23	300	317
	Allergan Inc.	1.350%	3/15/18	175	174
	Allergan Inc.	2.800%	3/15/23	225	222
5	Allina Health System	4.805%	11/15/45	175	211
	Altria Group Inc.	9.250%	8/6/19	613	755
	Altria Group Inc.	2.625%	1/14/20	950	987
	Altria Group Inc.	4.750%	5/5/21	950	1,084
	Altria Group Inc.	2.850%	8/9/22	1,150	1,205
	Altria Group Inc.	2.950%	5/2/23	200	210
	Altria Group Inc.	4.000%	1/31/24	100	112
	Altria Group Inc.	9.950%	11/10/38	869	1,568
	Altria Group Inc.	10.200%	2/6/39	778	1,448
	Altria Group Inc.	4.500%	5/2/43	150	170
	Altria Group Inc.	5.375%	1/31/44	775	997
	AmerisourceBergen Corp.	3.500%	11/15/21	850	910
	AmerisourceBergen Corp.	3.400%	5/15/24	300	317
	AmerisourceBergen Corp.	3.250%	3/1/25	375	393
	AmerisourceBergen Corp.	4.250%	3/1/45	400	425
	Amgen Inc.	5.700%	2/1/19	780	864
	Amgen Inc.	2.200%	5/22/19	1,600	1,641
	Amgen Inc.	2.125%	5/1/20	495	504
	Amgen Inc.	3.450%	10/1/20	275	294
	Amgen Inc.	4.100%	6/15/21	1,360	1,492
	Amgen Inc.	3.875%	11/15/21	840	916
	Amgen Inc.	2.700%	5/1/22	225	232
	Amgen Inc.	3.625%	5/15/22	625	673
	Amgen Inc.	3.625%	5/22/24	1,000	1,074
	Amgen Inc.	4.950%	10/1/41	100	109
8	Amgen Inc.	4.563%	6/15/48	2,259	2,350
8	Amgen Inc.	4.663%	6/15/51	4,664	4,874
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	266
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,192
	Anheuser-Busch Cos. LLC	6.500%	5/1/42	325	447
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	625	627
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,000	3,050
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,838
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,610	4,776
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	507
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	3,945	4,146
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	431
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,000	7,481
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,020	4,523
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,035
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	537
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	7,540	8,843
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	867	870
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,494
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	439
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,074

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,535
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,880
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,173
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	335
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,756
	Archer-Daniels-Midland Co.	5.450%	3/15/18	120	128
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	712
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	355
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	403
	Archer-Daniels-Midland Co.	4.016%	4/16/43	300	322
	Ascension Health	3.945%	11/15/46	475	511
5	Ascension Health	4.847%	11/15/53	250	314
	AstraZeneca plc	5.900%	9/15/17	285	301
	AstraZeneca plc	1.750%	11/16/18	700	710
	AstraZeneca plc	1.950%	9/18/19	625	632
	AstraZeneca plc	2.375%	11/16/20	1,400	1,428
	AstraZeneca plc	3.375%	11/16/25	1,250	1,307
	AstraZeneca plc	6.450%	9/15/37	1,705	2,322
	AstraZeneca plc	4.375%	11/16/45	900	983
	Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	111
	Baxalta Inc.	2.000%	6/22/18	225	226
	Baxalta Inc.	2.875%	6/23/20	675	686
	Baxalta Inc.	3.600%	6/23/22	325	336
	Baxalta Inc.	4.000%	6/23/25	1,150	1,202
	Baxalta Inc.	5.250%	6/23/45	705	765
	Beam Suntory Inc.	1.750%	6/15/18	350	352
	Beam Suntory Inc.	3.250%	5/15/22	25	26
	Beam Suntory Inc.	3.250%	6/15/23	50	52
	Becton Dickinson & Co.	1.800%	12/15/17	1,100	1,109
	Becton Dickinson & Co.	5.000%	5/15/19	50	55
	Becton Dickinson & Co.	6.375%	8/1/19	240	272
	Becton Dickinson & Co.	2.675%	12/15/19	775	797
	Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,578
	Becton Dickinson & Co.	3.125%	11/8/21	440	461
	Becton Dickinson & Co.	3.875%	5/15/24	436	474
	Becton Dickinson & Co.	3.734%	12/15/24	1,150	1,240
	Becton Dickinson & Co.	6.000%	5/15/39	400	512
	Becton Dickinson & Co.	4.685%	12/15/44	750	848
	Biogen Inc.	6.875%	3/1/18	225	245
	Biogen Inc.	2.900%	9/15/20	1,460	1,521
	Biogen Inc.	3.625%	9/15/22	1,225	1,301
	Biogen Inc.	4.050%	9/15/25	725	784
	Biogen Inc.	5.200%	9/15/45	1,175	1,323
	Boston Scientific Corp.	2.650%	10/1/18	1,600	1,637
	Boston Scientific Corp.	6.000%	1/15/20	525	595
	Boston Scientific Corp.	3.375%	5/15/22	200	208
	Boston Scientific Corp.	4.125%	10/1/23	125	136
	Boston Scientific Corp.	3.850%	5/15/25	300	317
	Boston Scientific Corp.	7.000%	11/15/35	200	261
	Boston Scientific Corp.	7.375%	1/15/40	400	532
	Bottling Group LLC	5.125%	1/15/19	525	577
	Bristol-Myers Squibb Co.	0.875%	8/1/17	400	400
	Bristol-Myers Squibb Co.	1.750%	3/1/19	175	178
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,220
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	138
	Bristol-Myers Squibb Co.	5.875%	11/15/36	402	541
	Bristol-Myers Squibb Co.	6.125%	5/1/38	85	116
	Bristol-Myers Squibb Co.	3.250%	8/1/42	465	463
	Bristol-Myers Squibb Co.	4.500%	3/1/44	205	253
	Brown-Forman Corp.	1.000%	1/15/18	350	350
	Brown-Forman Corp.	2.250%	1/15/23	100	101
	Brown-Forman Corp.	3.750%	1/15/43	150	153
	Brown-Forman Corp.	4.500%	7/15/45	325	372
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	910

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Campbell Soup Co.	3.050%	7/15/17	50	51
	Campbell Soup Co.	3.300%	3/19/25	700	740
	Campbell Soup Co.	3.800%	8/2/42	200	200
	Cardinal Health Inc.	1.700%	3/15/18	250	252
	Cardinal Health Inc.	1.950%	6/15/18	800	808
	Cardinal Health Inc.	4.625%	12/15/20	590	662
	Cardinal Health Inc.	3.200%	3/15/23	325	340
	Cardinal Health Inc.	3.750%	9/15/25	325	355
	Cardinal Health Inc.	4.600%	3/15/43	175	187
	Cardinal Health Inc.	4.500%	11/15/44	225	236
	Cardinal Health Inc.	4.900%	9/15/45	450	503
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	201
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	205
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	656
	Celgene Corp.	1.900%	8/15/17	250	252
	Celgene Corp.	2.125%	8/15/18	475	482
	Celgene Corp.	2.300%	8/15/18	600	611
	Celgene Corp.	2.250%	5/15/19	450	458
	Celgene Corp.	2.875%	8/15/20	950	983
	Celgene Corp.	3.950%	10/15/20	800	863
	Celgene Corp.	3.250%	8/15/22	500	518
	Celgene Corp.	3.550%	8/15/22	625	654
	Celgene Corp.	4.000%	8/15/23	450	480
	Celgene Corp.	3.625%	5/15/24	650	679
	Celgene Corp.	3.875%	8/15/25	1,575	1,682
	Celgene Corp.	5.700%	10/15/40	75	87
	Celgene Corp.	5.250%	8/15/43	750	838
	Celgene Corp.	4.625%	5/15/44	650	669
	Celgene Corp.	5.000%	8/15/45	1,000	1,103
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	168
	Church & Dwight Co. Inc.	2.450%	12/15/19	400	410
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	362
	Clorox Co.	3.800%	11/15/21	225	245
	Clorox Co.	3.500%	12/15/24	600	642
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	375
	Coca-Cola Co.	1.150%	4/1/18	757	761
	Coca-Cola Co.	1.650%	11/1/18	425	431
	Coca-Cola Co.	1.375%	5/30/19	400	404
	Coca-Cola Co.	1.875%	10/27/20	750	769
	Coca-Cola Co.	2.450%	11/1/20	800	836
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,131
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,313
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,778
	Coca-Cola Co.	2.875%	10/27/25	1,025	1,076
	Coca-Cola Co.	2.550%	6/1/26	325	334
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	637
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	223
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	405
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,287
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	800	949
	Colgate-Palmolive Co.	1.750%	3/15/19	1,200	1,228
	Colgate-Palmolive Co.	2.450%	11/15/21	165	173
	Colgate-Palmolive Co.	1.950%	2/1/23	500	508
	Colgate-Palmolive Co.	2.100%	5/1/23	275	280
	Colgate-Palmolive Co.	3.250%	3/15/24	375	416
	Colgate-Palmolive Co.	4.000%	8/15/45	375	432
	ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,549
	ConAgra Foods Inc.	3.200%	1/25/23	1,133	1,169
	ConAgra Foods Inc.	7.125%	10/1/26	205	268
	ConAgra Foods Inc.	7.000%	10/1/28	100	125
	Covidien International Finance SA	6.000%	10/15/17	905	963
	Covidien International Finance SA	4.200%	6/15/20	400	441
	Covidien International Finance SA	3.200%	6/15/22	1,500	1,604
	CR Bard Inc.	1.375%	1/15/18	1,825	1,832

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CR Bard Inc.	4.400%	1/15/21	90	99
CR Bard Inc.	3.000%	5/15/26	325	333
Danaher Corp.	1.650%	9/15/18	600	609
Danaher Corp.	2.400%	9/15/20	600	626
Danaher Corp.	3.900%	6/23/21	750	827
Danaher Corp.	3.350%	9/15/25	500	551
Danaher Corp.	4.375%	9/15/45	1,200	1,400
Delhaize America LLC	9.000%	4/15/31	175	244
Diageo Capital plc	5.750%	10/23/17	690	731
Diageo Capital plc	4.828%	7/15/20	500	562
Diageo Capital plc	2.625%	4/29/23	2,000	2,063
Diageo Capital plc	5.875%	9/30/36	250	325
Diageo Investment Corp.	2.875%	5/11/22	300	314
Diageo Investment Corp.	4.250%	5/11/42	650	710
Dignity Health California GO	2.637%	11/1/19	200	206
Dignity Health California GO	3.125%	11/1/22	150	154
Dignity Health California GO	3.812%	11/1/24	100	108
Dignity Health California GO	4.500%	11/1/42	550	591
Dignity Health California GO	5.267%	11/1/64	200	238
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,019
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	506
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	265
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	292
Edwards Lifesciences Corp.	2.875%	10/15/18	375	385
Eli Lilly & Co.	1.250%	3/1/18	650	655
Eli Lilly & Co.	1.950%	3/15/19	750	765
Eli Lilly & Co.	2.750%	6/1/25	525	557
Eli Lilly & Co.	3.700%	3/1/45	775	826
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	405
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	231
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	198
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	807
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	429
Express Scripts Holding Co.	3.300%	2/25/21	175	184
Express Scripts Holding Co.	4.750%	11/15/21	650	729
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,303
Express Scripts Holding Co.	3.000%	7/15/23	325	326
Express Scripts Holding Co.	4.500%	2/25/26	980	1,078
Express Scripts Holding Co.	3.400%	3/1/27	1,000	1,002
Express Scripts Holding Co.	6.125%	11/15/41	650	775
Express Scripts Holding Co.	4.800%	7/15/46	1,000	999
Flowers Foods Inc.	4.375%	4/1/22	275	299
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	338
Genentech Inc.	5.250%	7/15/35	200	257
General Mills Inc.	1.400%	10/20/17	400	402
General Mills Inc.	5.650%	2/15/19	1,650	1,834
General Mills Inc.	2.200%	10/21/19	200	205
General Mills Inc.	3.150%	12/15/21	425	452
General Mills Inc.	3.650%	2/15/24	325	357
General Mills Inc.	5.400%	6/15/40	245	304
Gilead Sciences Inc.	1.850%	9/4/18	650	662
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,433
Gilead Sciences Inc.	2.350%	2/1/20	600	618
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,165
Gilead Sciences Inc.	4.500%	4/1/21	300	335
Gilead Sciences Inc.	4.400%	12/1/21	800	903
Gilead Sciences Inc.	3.250%	9/1/22	625	667
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,625
Gilead Sciences Inc.	3.500%	2/1/25	825	881
Gilead Sciences Inc.	3.650%	3/1/26	2,100	2,284
Gilead Sciences Inc.	4.600%	9/1/35	500	558
Gilead Sciences Inc.	5.650%	12/1/41	600	753
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,617

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gilead Sciences Inc.	4.500%	2/1/45	975	1,059
Gilead Sciences Inc.	4.750%	3/1/46	1,600	1,820
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,137
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	79
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	379
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,699
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	337
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	210
Hasbro Inc.	6.300%	9/15/17	550	582
Hasbro Inc.	3.150%	5/15/21	200	206
Hasbro Inc.	6.350%	3/15/40	400	487
Hasbro Inc.	5.100%	5/15/44	300	320
Hershey Co.	1.600%	8/21/18	215	218
Hershey Co.	4.125%	12/1/20	215	241
Hershey Co.	2.625%	5/1/23	250	254
Hershey Co.	3.200%	8/21/25	170	184
Hillshire Brands Co.	4.100%	9/15/20	175	183
Hormel Foods Corp.	4.125%	4/15/21	75	83
Ingredion Inc.	4.625%	11/1/20	50	55
Ingredion Inc.	6.625%	4/15/37	75	95
JM Smucker Co.	1.750%	3/15/18	225	227
JM Smucker Co.	2.500%	3/15/20	325	335
JM Smucker Co.	3.500%	10/15/21	480	516
JM Smucker Co.	3.000%	3/15/22	250	263
JM Smucker Co.	3.500%	3/15/25	550	592
JM Smucker Co.	4.250%	3/15/35	400	435
JM Smucker Co.	4.375%	3/15/45	425	463
Johnson & Johnson	1.125%	11/21/17	300	302
Johnson & Johnson	5.150%	7/15/18	125	136
Johnson & Johnson	1.650%	12/5/18	275	280
Johnson & Johnson	1.125%	3/1/19	500	503
Johnson & Johnson	1.875%	12/5/19	300	309
Johnson & Johnson	2.950%	9/1/20	400	428
Johnson & Johnson	1.650%	3/1/21	750	762
Johnson & Johnson	2.450%	12/5/21	200	210
Johnson & Johnson	2.050%	3/1/23	350	358
Johnson & Johnson	6.730%	11/15/23	245	323
Johnson & Johnson	3.375%	12/5/23	650	734
Johnson & Johnson	2.450%	3/1/26	1,225	1,265
Johnson & Johnson	6.950%	9/1/29	975	1,471
Johnson & Johnson	4.950%	5/15/33	550	705
Johnson & Johnson	4.375%	12/5/33	700	844
Johnson & Johnson	3.550%	3/1/36	350	386
Johnson & Johnson	5.950%	8/15/37	645	957
Johnson & Johnson	5.850%	7/15/38	325	473
Johnson & Johnson	4.500%	9/1/40	419	520
Johnson & Johnson	3.700%	3/1/46	1,350	1,518
Kaiser Foundation Hospitals	3.500%	4/1/22	100	108
Kaiser Foundation Hospitals	4.875%	4/1/42	400	482
Kellogg Co.	3.250%	5/21/18	875	907
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	4.000%	12/15/20	570	624
Kellogg Co.	3.250%	4/1/26	950	975
Kellogg Co.	7.450%	4/1/31	200	277
Kellogg Co.	4.500%	4/1/46	750	804
Kimberly-Clark Corp.	6.125%	8/1/17	200	211
Kimberly-Clark Corp.	1.400%	2/15/19	400	405
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,355
Kimberly-Clark Corp.	3.625%	8/1/20	250	273
Kimberly-Clark Corp.	2.150%	8/15/20	100	103
Kimberly-Clark Corp.	3.875%	3/1/21	560	617
Kimberly-Clark Corp.	2.400%	6/1/23	150	157
Kimberly-Clark Corp.	3.050%	8/15/25	100	108
Kimberly-Clark Corp.	2.750%	2/15/26	250	262

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	5.300%	3/1/41	825	1,104
	Kimberly-Clark Corp.	3.700%	6/1/43	175	190
	Koninklijke Philips NV	5.750%	3/11/18	750	803
	Koninklijke Philips NV	3.750%	3/15/22	825	888
	Koninklijke Philips NV	6.875%	3/11/38	180	237
	Koninklijke Philips NV	5.000%	3/15/42	335	364
	Kraft Foods Group Inc.	2.250%	6/5/17	500	505
	Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,165
	Kraft Foods Group Inc.	5.375%	2/10/20	78	88
	Kraft Foods Group Inc.	6.875%	1/26/39	725	990
	Kraft Foods Group Inc.	6.500%	2/9/40	600	791
	Kraft Foods Group Inc.	5.000%	6/4/42	1,530	1,765
8	Kraft Heinz Foods Co.	1.600%	6/30/17	775	778
8	Kraft Heinz Foods Co.	2.000%	7/2/18	765	775
8	Kraft Heinz Foods Co.	2.800%	7/2/20	800	830
8	Kraft Heinz Foods Co.	3.500%	7/15/22	250	266
8	Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,202
8	Kraft Heinz Foods Co.	3.000%	6/1/26	1,350	1,366
8	Kraft Heinz Foods Co.	5.000%	7/15/35	650	745
8	Kraft Heinz Foods Co.	5.200%	7/15/45	775	912
8	Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,706
	Kroger Co.	6.400%	8/15/17	165	175
	Kroger Co.	2.300%	1/15/19	650	663
	Kroger Co.	6.150%	1/15/20	1,010	1,161
	Kroger Co.	3.300%	1/15/21	700	744
	Kroger Co.	2.600%	2/1/21	200	208
	Kroger Co.	2.950%	11/1/21	1,200	1,254
	Kroger Co.	3.850%	8/1/23	325	357
	Kroger Co.	4.000%	2/1/24	400	444
	Kroger Co.	3.500%	2/1/26	250	270
	Kroger Co.	7.700%	6/1/29	200	280
	Kroger Co.	8.000%	9/15/29	750	1,079
	Kroger Co.	6.900%	4/15/38	375	518
	Kroger Co.	5.150%	8/1/43	350	413
	Laboratory Corp. of America Holdings	2.625%	2/1/20	250	255
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	388
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	237
	Laboratory Corp. of America Holdings	3.600%	2/1/25	600	624
	Laboratory Corp. of America Holdings	4.700%	2/1/45	550	590
	Life Technologies Corp.	6.000%	3/1/20	485	547
	Life Technologies Corp.	5.000%	1/15/21	275	304
	Mattel Inc.	1.700%	3/15/18	125	125
	Mattel Inc.	2.350%	5/6/19	500	508
	Mattel Inc.	3.150%	3/15/23	75	76
	Mattel Inc.	5.450%	11/1/41	205	220
5	Mayo Clinic	3.774%	11/15/43	625	650
5	Mayo Clinic	4.000%	11/15/47	150	165
5	Mayo Clinic	4.128%	11/15/52	125	142
	McCormick & Co. Inc.	3.900%	7/15/21	100	110
	McCormick & Co. Inc.	3.500%	9/1/23	175	189
	McCormick & Co. Inc.	3.250%	11/15/25	150	161
	McKesson Corp.	7.500%	2/15/19	740	850
	McKesson Corp.	2.284%	3/15/19	700	716
	McKesson Corp.	4.750%	3/1/21	485	535
	McKesson Corp.	2.700%	12/15/22	250	253
	McKesson Corp.	3.796%	3/15/24	100	108
	McKesson Corp.	6.000%	3/1/41	1,025	1,296
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	687
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	522
	Mead Johnson Nutrition Co.	4.125%	11/15/25	475	518
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	475
	Medco Health Solutions Inc.	7.125%	3/15/18	805	879
	Medco Health Solutions Inc.	4.125%	9/15/20	410	442
	Medtronic Inc.	1.500%	3/15/18	500	504

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Medtronic Inc.	1.375%	4/1/18	1,075	1,081
	Medtronic Inc.	2.500%	3/15/20	2,031	2,106
	Medtronic Inc.	4.125%	3/15/21	410	452
	Medtronic Inc.	3.125%	3/15/22	400	426
	Medtronic Inc.	3.150%	3/15/22	1,350	1,439
	Medtronic Inc.	3.625%	3/15/24	1,650	1,814
	Medtronic Inc.	3.500%	3/15/25	3,000	3,281
	Medtronic Inc.	4.375%	3/15/35	1,592	1,799
	Medtronic Inc.	5.550%	3/15/40	225	285
	Medtronic Inc.	4.500%	3/15/42	438	497
	Medtronic Inc.	4.625%	3/15/44	293	343
	Medtronic Inc.	4.625%	3/15/45	2,575	3,015
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	170
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	125
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	501
	Merck & Co. Inc.	1.100%	1/31/18	175	176
	Merck & Co. Inc.	1.850%	2/10/20	1,000	1,023
	Merck & Co. Inc.	3.875%	1/15/21	625	686
	Merck & Co. Inc.	2.350%	2/10/22	100	103
	Merck & Co. Inc.	2.400%	9/15/22	600	617
	Merck & Co. Inc.	2.800%	5/18/23	3,825	4,004
	Merck & Co. Inc.	2.750%	2/10/25	1,250	1,308
	Merck & Co. Inc.	6.550%	9/15/37	260	375
	Merck & Co. Inc.	3.600%	9/15/42	150	154
	Merck & Co. Inc.	4.150%	5/18/43	805	902
	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,938
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	193
	Molson Coors Brewing Co.	1.450%	7/15/19	275	276
	Molson Coors Brewing Co.	2.100%	7/15/21	350	352
	Molson Coors Brewing Co.	3.500%	5/1/22	75	80
	Molson Coors Brewing Co.	3.000%	7/15/26	1,250	1,251
	Molson Coors Brewing Co.	5.000%	5/1/42	275	308
	Molson Coors Brewing Co.	4.200%	7/15/46	750	755
	Mondelez International Inc.	6.500%	8/11/17	175	185
	Mondelez International Inc.	6.125%	2/1/18	285	307
	Mondelez International Inc.	2.250%	2/1/19	750	768
	Mondelez International Inc.	5.375%	2/10/20	709	805
	Mondelez International Inc.	4.000%	2/1/24	1,075	1,176
	Mondelez International Inc.	6.500%	11/1/31	225	298
	Mondelez International Inc.	6.500%	2/9/40	580	798
	Mylan Inc.	2.600%	6/24/18	72	73
	Mylan Inc.	2.550%	3/28/19	511	517
	Mylan Inc.	4.200%	11/29/23	825	870
	Mylan Inc.	5.400%	11/29/43	325	346
8	Mylan NV	2.500%	6/7/19	450	454
8	Mylan NV	3.150%	6/15/21	975	985
8	Mylan NV	3.950%	6/15/26	1,175	1,181
	New York & Presbyterian Hospital	3.563%	8/1/36	175	184
	New York & Presbyterian Hospital	4.024%	8/1/45	480	523
	New York & Presbyterian Hospital	4.063%	8/1/56	225	243
	New York & Presbyterian Hospital	4.763%	8/1/16	210	222
	Newell Brands Inc.	2.050%	12/1/17	775	781
	Newell Brands Inc.	2.150%	10/15/18	200	203
	Newell Brands Inc.	2.600%	3/29/19	465	477
	Newell Brands Inc.	2.875%	12/1/19	225	232
	Newell Brands Inc.	3.150%	4/1/21	560	583
	Newell Brands Inc.	3.850%	4/1/23	1,135	1,204
	Newell Brands Inc.	4.000%	12/1/24	400	418
	Newell Brands Inc.	3.900%	11/1/25	350	365
	Newell Brands Inc.	4.200%	4/1/26	1,325	1,434
	Newell Brands Inc.	5.375%	4/1/36	375	432
	Newell Brands Inc.	5.500%	4/1/46	1,450	1,726
	Novant Health Inc.	5.850%	11/1/19	300	341
	Novant Health Inc.	4.371%	11/1/43	475	543

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Novartis Capital Corp.	4.400%	4/24/20	225	251
Novartis Capital Corp.	2.400%	9/21/22	1,000	1,039
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,094
Novartis Capital Corp.	3.000%	11/20/25	900	956
Novartis Capital Corp.	4.400%	5/6/44	1,200	1,451
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,364
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,521
NYU Hospitals Center	4.784%	7/1/44	375	429
Partners Healthcare System Inc.	4.117%	7/1/55	150	168
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	213
PepsiCo Inc.	1.250%	8/13/17	500	502
PepsiCo Inc.	1.000%	10/13/17	325	326
PepsiCo Inc.	1.250%	4/30/18	450	452
PepsiCo Inc.	5.000%	6/1/18	375	403
PepsiCo Inc.	7.900%	11/1/18	1,725	1,994
PepsiCo Inc.	2.250%	1/7/19	525	541
PepsiCo Inc.	1.850%	4/30/20	1,475	1,497
PepsiCo Inc.	2.150%	10/14/20	1,075	1,104
PepsiCo Inc.	3.125%	11/1/20	30	32
PepsiCo Inc.	3.000%	8/25/21	1,070	1,140
PepsiCo Inc.	2.750%	3/5/22	2,725	2,856
PepsiCo Inc.	3.600%	3/1/24	600	660
PepsiCo Inc.	2.750%	4/30/25	725	749
PepsiCo Inc.	3.500%	7/17/25	425	464
PepsiCo Inc.	5.500%	1/15/40	500	641
PepsiCo Inc.	4.875%	11/1/40	165	197
PepsiCo Inc.	4.000%	3/5/42	741	793
PepsiCo Inc.	3.600%	8/13/42	725	730
PepsiCo Inc.	4.250%	10/22/44	525	584
PepsiCo Inc.	4.600%	7/17/45	785	932
PepsiCo Inc.	4.450%	4/14/46	575	667
PerkinElmer Inc.	5.000%	11/15/21	340	377
Perrigo Co. plc	2.300%	11/8/18	370	373
Perrigo Co. plc	4.000%	11/15/23	650	672
Perrigo Co. plc	5.300%	11/15/43	125	132
Perrigo Finance Unlimited Co.	3.500%	3/15/21	400	416
Perrigo Finance Unlimited Co.	3.900%	12/15/24	400	408
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	392
Perrigo Finance Unlimited Co.	4.900%	12/15/44	500	498
Pfizer Inc.	1.200%	6/1/18	700	703
Pfizer Inc.	6.200%	3/15/19	3,035	3,428
Pfizer Inc.	2.100%	5/15/19	750	767
Pfizer Inc.	1.450%	6/3/19	725	731
Pfizer Inc.	1.950%	6/3/21	900	913
Pfizer Inc.	3.000%	6/15/23	450	480
Pfizer Inc.	3.400%	5/15/24	200	218
Pfizer Inc.	2.750%	6/3/26	700	720
Pfizer Inc.	7.200%	3/15/39	410	624
Pfizer Inc.	4.300%	6/15/43	1,500	1,683
Pfizer Inc.	4.400%	5/15/44	800	915
Philip Morris International Inc.	1.250%	8/11/17	225	226
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	376
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,186
Philip Morris International Inc.	1.875%	2/25/21	475	480
Philip Morris International Inc.	4.125%	5/17/21	195	217
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,086
Philip Morris International Inc.	2.125%	5/10/23	450	451
Philip Morris International Inc.	3.250%	11/10/24	875	937
Philip Morris International Inc.	3.375%	8/11/25	475	515
Philip Morris International Inc.	2.750%	2/25/26	450	464
Philip Morris International Inc.	6.375%	5/16/38	475	656
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,844
Philip Morris International Inc.	4.500%	3/20/42	450	505

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	3.875%	8/21/42	75	77
	Philip Morris International Inc.	4.125%	3/4/43	300	320
	Philip Morris International Inc.	4.250%	11/10/44	600	660
5	Procter & Gamble - Esop	9.360%	1/1/21	573	693
	Procter & Gamble Co.	4.700%	2/15/19	485	531
	Procter & Gamble Co.	1.900%	11/1/19	275	283
	Procter & Gamble Co.	1.850%	2/2/21	400	410
	Procter & Gamble Co.	3.100%	8/15/23	1,100	1,193
	Procter & Gamble Co.	6.450%	1/15/26	350	475
	Procter & Gamble Co.	2.700%	2/2/26	400	423
	Procter & Gamble Co.	5.800%	8/15/34	100	139
	Procter & Gamble Co.	5.550%	3/5/37	1,630	2,264
	Quest Diagnostics Inc.	2.700%	4/1/19	650	668
	Quest Diagnostics Inc.	4.750%	1/30/20	300	329
	Quest Diagnostics Inc.	2.500%	3/30/20	160	161
	Quest Diagnostics Inc.	4.250%	4/1/24	200	216
	Quest Diagnostics Inc.	3.500%	3/30/25	225	232
	Quest Diagnostics Inc.	3.450%	6/1/26	275	284
	Quest Diagnostics Inc.	5.750%	1/30/40	61	71
	Quest Diagnostics Inc.	4.700%	3/30/45	125	131
	Reynolds American Inc.	2.300%	8/21/17	2,125	2,150
	Reynolds American Inc.	2.300%	6/12/18	1,450	1,473
	Reynolds American Inc.	8.125%	6/23/19	450	534
	Reynolds American Inc.	3.250%	6/12/20	680	719
	Reynolds American Inc.	4.000%	6/12/22	600	651
	Reynolds American Inc.	4.850%	9/15/23	75	86
	Reynolds American Inc.	4.450%	6/12/25	1,980	2,213
	Reynolds American Inc.	5.700%	8/15/35	500	609
	Reynolds American Inc.	8.125%	5/1/40	400	556
	Reynolds American Inc.	7.000%	8/4/41	75	94
	Reynolds American Inc.	5.850%	8/15/45	1,635	2,088
	Sanofi	1.250%	4/10/18	650	654
	Sanofi	4.000%	3/29/21	1,360	1,501
	Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	183
	St. Jude Medical Inc.	2.000%	9/15/18	355	360
	St. Jude Medical Inc.	2.800%	9/15/20	355	367
	St. Jude Medical Inc.	3.250%	4/15/23	700	722
	St. Jude Medical Inc.	4.750%	4/15/43	450	479
	Stryker Corp.	2.000%	3/8/19	400	406
	Stryker Corp.	4.375%	1/15/20	100	109
	Stryker Corp.	2.625%	3/15/21	500	517
	Stryker Corp.	3.375%	5/15/24	1,000	1,057
	Stryker Corp.	3.375%	11/1/25	825	867
	Stryker Corp.	3.500%	3/15/26	890	943
	Stryker Corp.	4.375%	5/15/44	175	186
	Stryker Corp.	4.625%	3/15/46	1,290	1,446
	Sysco Corp.	5.250%	2/12/18	500	531
	Sysco Corp.	1.900%	4/1/19	325	329
	Sysco Corp.	2.600%	10/1/20	425	437
	Sysco Corp.	2.500%	7/15/21	300	306
	Sysco Corp.	3.750%	10/1/25	175	189
	Sysco Corp.	3.300%	7/15/26	500	519
	Sysco Corp.	5.375%	9/21/35	600	714
	Sysco Corp.	4.850%	10/1/45	125	140
	Sysco Corp.	4.500%	4/1/46	325	347
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	822
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,556
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	264
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	177
5	Texas Health Resources	4.330%	11/15/55	100	113
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	625	897
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	303
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	551
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	743

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	623
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,634
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	484
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	446
	Trinity Health Corp.	4.125%	12/1/45	225	250
	Tupperware Brands Corp.	4.750%	6/1/21	300	323
	Tyson Foods Inc.	2.650%	8/15/19	500	514
	Tyson Foods Inc.	4.500%	6/15/22	725	808
	Tyson Foods Inc.	3.950%	8/15/24	1,200	1,295
	Tyson Foods Inc.	4.875%	8/15/34	1,300	1,440
	Tyson Foods Inc.	5.150%	8/15/44	300	346
	Unilever Capital Corp.	0.850%	8/2/17	2,100	2,099
	Unilever Capital Corp.	2.200%	3/6/19	150	154
	Unilever Capital Corp.	2.100%	7/30/20	625	643
	Unilever Capital Corp.	4.250%	2/10/21	805	899
	Unilever Capital Corp.	3.100%	7/30/25	550	601
	Whirlpool Corp.	1.650%	11/1/17	50	50
	Whirlpool Corp.	4.850%	6/15/21	200	225
	Whirlpool Corp.	4.700%	6/1/22	775	865
	Whirlpool Corp.	4.000%	3/1/24	175	190
	Whirlpool Corp.	3.700%	5/1/25	400	425
	Whirlpool Corp.	5.150%	3/1/43	150	169
	Whirlpool Corp.	4.500%	6/1/46	488	509
8	Whole Foods Market Inc.	5.200%	12/3/25	1,300	1,382
	Wyeth LLC	7.250%	3/1/23	350	459
	Wyeth LLC	6.450%	2/1/24	1,705	2,189
	Wyeth LLC	6.500%	2/1/34	500	684
	Wyeth LLC	6.000%	2/15/36	585	780
	Wyeth LLC	5.950%	4/1/37	1,105	1,473
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	777
	Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	756
	Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	223
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	783
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	26
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	666
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,313
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	502
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	473
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	700	712
	Zoetis Inc.	1.875%	2/1/18	75	75
	Zoetis Inc.	3.450%	11/13/20	325	339
	Zoetis Inc.	3.250%	2/1/23	1,000	1,018
	Zoetis Inc.	4.500%	11/13/25	350	385
	Zoetis Inc.	4.700%	2/1/43	550	544
	Energy (1.1%)
	Anadarko Finance Co.	7.500%	5/1/31	500	597
	Anadarko Petroleum Corp.	6.375%	9/15/17	158	166
	Anadarko Petroleum Corp.	8.700%	3/15/19	300	342
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
	Anadarko Petroleum Corp.	4.850%	3/15/21	200	212
	Anadarko Petroleum Corp.	5.550%	3/15/26	2,700	2,989
	Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,144
	Anadarko Petroleum Corp.	7.950%	6/15/39	125	155
	Anadarko Petroleum Corp.	6.200%	3/15/40	450	504
	Anadarko Petroleum Corp.	4.500%	7/15/44	400	365
	Anadarko Petroleum Corp.	6.600%	3/15/46	500	603
	Apache Corp.	6.900%	9/15/18	500	550
	Apache Corp.	3.625%	2/1/21	265	276
	Apache Corp.	3.250%	4/15/22	862	889
	Apache Corp.	6.000%	1/15/37	725	827
	Apache Corp.	5.100%	9/1/40	850	890
	Apache Corp.	5.250%	2/1/42	475	504
	Apache Corp.	4.750%	4/15/43	900	920

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	4.250%	1/15/44	800	774
Apache Finance Canada Corp.	7.750%	12/15/29	225	286
Baker Hughes Inc.	5.125%	9/15/40	595	665
Boardwalk Pipelines LP	3.375%	2/1/23	325	298
Boardwalk Pipelines LP	4.950%	12/15/24	525	517
Boardwalk Pipelines LP	5.950%	6/1/26	700	735
BP Capital Markets plc	1.375%	11/6/17	975	978
BP Capital Markets plc	1.674%	2/13/18	375	378
BP Capital Markets plc	1.375%	5/10/18	750	751
BP Capital Markets plc	2.241%	9/26/18	900	918
BP Capital Markets plc	4.750%	3/10/19	600	650
BP Capital Markets plc	2.237%	5/10/19	125	128
BP Capital Markets plc	2.315%	2/13/20	375	384
BP Capital Markets plc	4.500%	10/1/20	1,425	1,577
BP Capital Markets plc	4.742%	3/11/21	1,010	1,135
BP Capital Markets plc	3.561%	11/1/21	650	699
BP Capital Markets plc	3.062%	3/17/22	450	469
BP Capital Markets plc	3.245%	5/6/22	1,076	1,131
BP Capital Markets plc	2.500%	11/6/22	325	328
BP Capital Markets plc	2.750%	5/10/23	1,825	1,838
BP Capital Markets plc	3.994%	9/26/23	350	379
BP Capital Markets plc	3.535%	11/4/24	2,335	2,463
BP Capital Markets plc	3.506%	3/17/25	1,100	1,163
BP Capital Markets plc	3.119%	5/4/26	600	611
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	101
Buckeye Partners LP	5.850%	11/15/43	250	243
Buckeye Partners LP	5.600%	10/15/44	175	164
Burlington Resources Finance Co.	7.400%	12/1/31	600	788
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	556
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	436
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	510
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	544
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	816
Chevron Corp.	1.344%	11/9/17	1,000	1,004
Chevron Corp.	1.365%	3/2/18	575	578
Chevron Corp.	1.718%	6/24/18	1,250	1,262
Chevron Corp.	1.790%	11/16/18	1,000	1,013
Chevron Corp.	4.950%	3/3/19	475	520
Chevron Corp.	1.561%	5/16/19	800	808
Chevron Corp.	2.193%	11/15/19	1,800	1,849
Chevron Corp.	1.961%	3/3/20	2,452	2,484
Chevron Corp.	2.419%	11/17/20	600	619
Chevron Corp.	2.100%	5/16/21	1,200	1,222
Chevron Corp.	2.411%	3/3/22	475	484
Chevron Corp.	2.355%	12/5/22	1,825	1,854
Chevron Corp.	3.191%	6/24/23	1,175	1,246
Chevron Corp.	3.326%	11/17/25	200	213
Chevron Corp.	2.954%	5/16/26	1,250	1,291
Cimarex Energy Co.	4.375%	6/1/24	900	945
Columbia Pipeline Group Inc.	2.450%	6/1/18	350	351
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	518
Columbia Pipeline Group Inc.	4.500%	6/1/25	650	696
ConocoPhillips	5.200%	5/15/18	425	453
ConocoPhillips	5.750%	2/1/19	1,985	2,181
ConocoPhillips	6.000%	1/15/20	180	204
ConocoPhillips	5.900%	10/15/32	150	176
ConocoPhillips	5.900%	5/15/38	305	365
ConocoPhillips	6.500%	2/1/39	1,410	1,814
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	473
ConocoPhillips Co.	1.500%	5/15/18	500	501
ConocoPhillips Co.	2.200%	5/15/20	400	404
ConocoPhillips Co.	4.200%	3/15/21	1,000	1,081
ConocoPhillips Co.	2.875%	11/15/21	1,000	1,020

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips Co.	2.400%	12/15/22	1,500	1,483
ConocoPhillips Co.	3.350%	11/15/24	365	376
ConocoPhillips Co.	4.950%	3/15/26	3,193	3,620
ConocoPhillips Co.	4.150%	11/15/34	350	350
ConocoPhillips Co.	4.300%	11/15/44	500	506
ConocoPhillips Co.	5.950%	3/15/46	250	311
ConocoPhillips Holding Co.	6.950%	4/15/29	275	343
Devon Energy Corp.	6.300%	1/15/19	1,500	1,620
Devon Energy Corp.	4.000%	7/15/21	300	304
Devon Energy Corp.	3.250%	5/15/22	500	485
Devon Energy Corp.	5.850%	12/15/25	400	442
Devon Energy Corp.	7.950%	4/15/32	525	615
Devon Energy Corp.	5.600%	7/15/41	1,310	1,263
Devon Energy Corp.	4.750%	5/15/42	950	846
Devon Financing Co. LLC	7.875%	9/30/31	425	493
Dominion Gas Holdings LLC	2.800%	11/15/20	500	517
Dominion Gas Holdings LLC	3.550%	11/1/23	250	264
Dominion Gas Holdings LLC	3.600%	12/15/24	250	265
Dominion Gas Holdings LLC	4.800%	11/1/43	500	542
Dominion Gas Holdings LLC	4.600%	12/15/44	400	423
Enable Midstream Partners LP	2.400%	5/15/19	300	281
Enable Midstream Partners LP	3.900%	5/15/24	250	223
Enable Midstream Partners LP	5.000%	5/15/44	350	275
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,834
Enbridge Energy Partners LP	5.875%	10/15/25	400	441
Enbridge Energy Partners LP	7.500%	4/15/38	300	353
Enbridge Energy Partners LP	5.500%	9/15/40	350	342
Enbridge Inc.	4.500%	6/10/44	525	459
Encana Corp.	6.500%	8/15/34	1,625	1,611
Encana Corp.	6.625%	8/15/37	500	501
Encana Corp.	6.500%	2/1/38	375	373
Energy Transfer Partners LP	2.500%	6/15/18	300	299
Energy Transfer Partners LP	9.700%	3/15/19	500	569
Energy Transfer Partners LP	9.000%	4/15/19	254	285
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,142
Energy Transfer Partners LP	4.650%	6/1/21	1,840	1,904
Energy Transfer Partners LP	5.200%	2/1/22	675	713
Energy Transfer Partners LP	3.600%	2/1/23	1,825	1,748
Energy Transfer Partners LP	4.050%	3/15/25	1,000	985
Energy Transfer Partners LP	4.750%	1/15/26	300	309
Energy Transfer Partners LP	4.900%	3/15/35	250	225
Energy Transfer Partners LP	6.625%	10/15/36	150	157
Energy Transfer Partners LP	7.500%	7/1/38	500	551
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,128
Energy Transfer Partners LP	6.500%	2/1/42	300	313
Energy Transfer Partners LP	5.150%	2/1/43	425	380
Energy Transfer Partners LP	5.150%	3/15/45	250	232
Energy Transfer Partners LP	6.125%	12/15/45	400	415
EnLink Midstream Partners LP	4.400%	4/1/24	425	398
EnLink Midstream Partners LP	4.150%	6/1/25	400	372
EnLink Midstream Partners LP	5.600%	4/1/44	425	357
Enterprise Products Operating LLC	6.300%	9/15/17	175	185
Enterprise Products Operating LLC	6.650%	4/15/18	50	54
Enterprise Products Operating LLC	1.650%	5/7/18	450	452
Enterprise Products Operating LLC	6.500%	1/31/19	50	56
Enterprise Products Operating LLC	2.550%	10/15/19	300	308
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,513
Enterprise Products Operating LLC	4.050%	2/15/22	175	189
Enterprise Products Operating LLC	3.350%	3/15/23	350	359
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,170
Enterprise Products Operating LLC	3.750%	2/15/25	650	682
Enterprise Products Operating LLC	3.700%	2/15/26	400	419
Enterprise Products Operating LLC	3.950%	2/15/27	400	425
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,712

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	7.550%	4/15/38	450	586
	Enterprise Products Operating LLC	5.950%	2/1/41	495	581
	Enterprise Products Operating LLC	4.850%	8/15/42	850	905
	Enterprise Products Operating LLC	4.450%	2/15/43	600	603
	Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,541
	Enterprise Products Operating LLC	5.100%	2/15/45	475	523
	Enterprise Products Operating LLC	4.900%	5/15/46	800	863
	Enterprise Products Operating LLC	4.950%	10/15/54	200	205
5	Enterprise Products Operating LLC	7.034%	1/15/68	600	629
	EOG Resources Inc.	5.625%	6/1/19	925	1,022
	EOG Resources Inc.	4.100%	2/1/21	150	163
	EOG Resources Inc.	2.625%	3/15/23	2,700	2,690
	EQT Corp.	8.125%	6/1/19	400	441
	EQT Corp.	4.875%	11/15/21	600	638
	Exxon Mobil Corp.	1.439%	3/1/18	2,500	2,523
	Exxon Mobil Corp.	1.305%	3/6/18	2,000	2,014
	Exxon Mobil Corp.	1.819%	3/15/19	237	241
	Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,441
	Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,546
	Exxon Mobil Corp.	2.397%	3/6/22	750	771
	Exxon Mobil Corp.	2.726%	3/1/23	2,000	2,086
	Exxon Mobil Corp.	2.709%	3/6/25	100	104
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,430
	Exxon Mobil Corp.	3.567%	3/6/45	650	673
	Exxon Mobil Corp.	4.114%	3/1/46	1,800	2,027
	FMC Technologies Inc.	2.000%	10/1/17	200	198
	FMC Technologies Inc.	3.450%	10/1/22	125	119
	Gulf South Pipeline Co. LP	4.000%	6/15/22	300	288
	Halliburton Co.	2.000%	8/1/18	400	403
	Halliburton Co.	5.900%	9/15/18	25	27
	Halliburton Co.	3.250%	11/15/21	40	42
	Halliburton Co.	3.500%	8/1/23	950	985
	Halliburton Co.	3.800%	11/15/25	2,250	2,346
	Halliburton Co.	4.850%	11/15/35	600	649
	Halliburton Co.	6.700%	9/15/38	580	737
	Halliburton Co.	7.450%	9/15/39	450	622
	Halliburton Co.	4.500%	11/15/41	675	675
	Halliburton Co.	4.750%	8/1/43	150	157
	Halliburton Co.	5.000%	11/15/45	1,200	1,313
	Hess Corp.	8.125%	2/15/19	795	888
	Hess Corp.	3.500%	7/15/24	200	193
	Hess Corp.	7.875%	10/1/29	150	179
	Hess Corp.	7.125%	3/15/33	375	415
	Hess Corp.	6.000%	1/15/40	1,325	1,369
	Hess Corp.	5.600%	2/15/41	825	825
	Husky Energy Inc.	7.250%	12/15/19	505	568
	Husky Energy Inc.	3.950%	4/15/22	300	305
	Husky Energy Inc.	4.000%	4/15/24	500	510
	Husky Energy Inc.	6.800%	9/15/37	300	344
	Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,157
	Kerr-McGee Corp.	7.875%	9/15/31	150	178
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	792
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,207
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	823
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,038
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	178
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,140
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,200
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	430
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	191
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	308
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	420
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	370

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,648
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,050
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	259
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,012
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	472
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	500
	Kinder Morgan Inc.	2.000%	12/1/17	350	348
	Kinder Morgan Inc.	3.050%	12/1/19	175	177
	Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,023
	Kinder Morgan Inc.	7.800%	8/1/31	330	372
	Kinder Morgan Inc.	7.750%	1/15/32	600	679
	Kinder Morgan Inc.	5.300%	12/1/34	500	491
	Kinder Morgan Inc.	5.550%	6/1/45	950	966
	Kinder Morgan Inc.	5.050%	2/15/46	328	313
	Magellan Midstream Partners LP	6.550%	7/15/19	625	706
	Magellan Midstream Partners LP	3.200%	3/15/25	700	698
	Magellan Midstream Partners LP	5.000%	3/1/26	450	509
	Magellan Midstream Partners LP	4.200%	12/1/42	150	143
	Magellan Midstream Partners LP	5.150%	10/15/43	350	377
	Magellan Midstream Partners LP	4.200%	3/15/45	100	94
	Marathon Oil Corp.	6.000%	10/1/17	100	104
	Marathon Oil Corp.	5.900%	3/15/18	225	234
	Marathon Oil Corp.	2.700%	6/1/20	500	470
	Marathon Oil Corp.	2.800%	11/1/22	900	815
	Marathon Oil Corp.	6.800%	3/15/32	1,080	1,102
	Marathon Oil Corp.	5.200%	6/1/45	300	263
	Marathon Petroleum Corp.	2.700%	12/14/18	450	460
	Marathon Petroleum Corp.	3.400%	12/15/20	400	413
	Marathon Petroleum Corp.	5.125%	3/1/21	750	825
	Marathon Petroleum Corp.	6.500%	3/1/41	1,250	1,333
	Marathon Petroleum Corp.	4.750%	9/15/44	250	213
	Marathon Petroleum Corp.	5.000%	9/15/54	500	418
8	MPLX LP	4.500%	7/15/23	1,200	1,167
8	MPLX LP	4.875%	12/1/24	1,000	975
8	MPLX LP	4.875%	6/1/25	500	488
	Nabors Industries Inc.	6.150%	2/15/18	870	887
	Nabors Industries Inc.	9.250%	1/15/19	125	133
	Nabors Industries Inc.	5.000%	9/15/20	100	94
	Nabors Industries Inc.	4.625%	9/15/21	1,000	915
	National Fuel Gas Co.	6.500%	4/15/18	750	797
	National Fuel Gas Co.	3.750%	3/1/23	500	486
	National Oilwell Varco Inc.	1.350%	12/1/17	300	298
	National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,469
	National Oilwell Varco Inc.	3.950%	12/1/42	300	237
	Noble Energy Inc.	8.250%	3/1/19	1,690	1,935
	Noble Energy Inc.	4.150%	12/15/21	875	921
	Noble Energy Inc.	6.000%	3/1/41	1,250	1,360
	Noble Energy Inc.	5.250%	11/15/43	450	457
	Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,864
	Occidental Petroleum Corp.	3.125%	2/15/22	750	785
	Occidental Petroleum Corp.	3.500%	6/15/25	750	798
	Occidental Petroleum Corp.	3.400%	4/15/26	400	422
	Occidental Petroleum Corp.	4.625%	6/15/45	750	851
	Occidental Petroleum Corp.	4.400%	4/15/46	700	770
	Oceaneering International Inc.	4.650%	11/15/24	300	288
	ONEOK Partners LP	2.000%	10/1/17	625	625
	ONEOK Partners LP	8.625%	3/1/19	400	454
	ONEOK Partners LP	4.900%	3/15/25	450	474
	ONEOK Partners LP	6.650%	10/1/36	360	379
	ONEOK Partners LP	6.125%	2/1/41	1,400	1,468
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	832
	Petro-Canada	6.050%	5/15/18	1,350	1,452
	Petro-Canada	7.875%	6/15/26	100	129
	Petro-Canada	5.350%	7/15/33	450	495

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petro-Canada	5.950%	5/15/35	500	592
Petro-Canada	6.800%	5/15/38	250	321
Phillips 66	4.300%	4/1/22	1,175	1,284
Phillips 66	4.650%	11/15/34	300	315
Phillips 66	5.875%	5/1/42	900	1,081
Phillips 66	4.875%	11/15/44	1,395	1,523
Phillips 66 Partners LP	2.646%	2/15/20	135	136
Phillips 66 Partners LP	3.605%	2/15/25	350	338
Phillips 66 Partners LP	4.680%	2/15/45	150	139
Pioneer Natural Resources Co.	6.875%	5/1/18	500	541
Pioneer Natural Resources Co.	7.500%	1/15/20	100	117
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,127
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,473
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	53
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,056
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,185
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	300	276
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,024
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	300	303
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	214
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	362
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,072
Regency Energy Partners LP / Regency Energy Finance
Corp.	6.500%	7/15/21	902	932
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	1,200	1,284
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	1,050	1,076
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.500%	4/15/23	500	504
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	200	196
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	482
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	319
Schlumberger Investment SA	3.650%	12/1/23	790	847
Shell International Finance BV	1.125%	8/21/17	700	701
Shell International Finance BV	1.250%	11/10/17	650	652
Shell International Finance BV	1.900%	8/10/18	400	406
Shell International Finance BV	1.625%	11/10/18	1,000	1,009
Shell International Finance BV	2.000%	11/15/18	1,550	1,576
Shell International Finance BV	1.375%	5/10/19	650	652
Shell International Finance BV	4.300%	9/22/19	3,000	3,262
Shell International Finance BV	4.375%	3/25/20	625	685
Shell International Finance BV	2.125%	5/11/20	400	407
Shell International Finance BV	2.250%	11/10/20	400	409
Shell International Finance BV	1.875%	5/10/21	1,500	1,506
Shell International Finance BV	2.375%	8/21/22	1,025	1,043
Shell International Finance BV	2.250%	1/6/23	175	175
Shell International Finance BV	3.400%	8/12/23	400	426
Shell International Finance BV	3.250%	5/11/25	400	418
Shell International Finance BV	2.875%	5/10/26	2,000	2,031
Shell International Finance BV	4.125%	5/11/35	2,150	2,301
Shell International Finance BV	6.375%	12/15/38	820	1,114
Shell International Finance BV	5.500%	3/25/40	1,250	1,551
Shell International Finance BV	3.625%	8/21/42	450	439
Shell International Finance BV	4.550%	8/12/43	1,000	1,094
Shell International Finance BV	4.375%	5/11/45	1,600	1,740
Shell International Finance BV	4.000%	5/10/46	1,500	1,537
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	388
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,309
Spectra Energy Capital LLC	6.200%	4/15/18	850	903
Spectra Energy Capital LLC	8.000%	10/1/19	165	189
Spectra Energy Capital LLC	7.500%	9/15/38	175	200

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Partners LP	2.950%	9/25/18	75	77
Spectra Energy Partners LP	3.500%	3/15/25	800	822
Spectra Energy Partners LP	4.500%	3/15/45	700	714
Suncor Energy Inc.	6.100%	6/1/18	100	107
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,005
Suncor Energy Inc.	6.850%	6/1/39	310	412
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	5,050	5,293
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	400
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	335
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	444
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	275
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	937
Texas Eastern Transmission LP	7.000%	7/15/32	500	614
Tosco Corp.	8.125%	2/15/30	1,350	1,800
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,233
Total Capital Canada Ltd.	2.750%	7/15/23	425	437
Total Capital International SA	2.100%	6/19/19	1,900	1,946
Total Capital International SA	2.750%	6/19/21	3,300	3,432
Total Capital International SA	2.875%	2/17/22	1,400	1,454
Total Capital International SA	2.700%	1/25/23	700	718
Total Capital International SA	3.700%	1/15/24	650	709
Total Capital International SA	3.750%	4/10/24	1,000	1,096
Total Capital SA	2.125%	8/10/18	850	868
Total Capital SA	4.450%	6/24/20	425	471
Total Capital SA	4.125%	1/28/21	512	562
TransCanada PipeLines Ltd.	1.625%	11/9/17	200	201
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	328
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,840
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	993
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	648
TransCanada PipeLines Ltd.	4.875%	1/15/26	505	577
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	911
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	147
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,470
TransCanada PipeLines Ltd.	7.625%	1/15/39	560	788
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	243
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,345
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	243
Valero Energy Corp.	9.375%	3/15/19	425	507
Valero Energy Corp.	6.125%	2/1/20	850	952
Valero Energy Corp.	3.650%	3/15/25	900	902
Valero Energy Corp.	7.500%	4/15/32	675	804
Valero Energy Corp.	6.625%	6/15/37	855	940
Valero Energy Corp.	4.900%	3/15/45	400	370
Western Gas Partners LP	5.375%	6/1/21	2,850	3,014
Western Gas Partners LP	3.950%	6/1/25	300	286
Western Gas Partners LP	5.450%	4/1/44	600	574
Williams Partners LP	5.250%	3/15/20	1,395	1,432
Williams Partners LP	4.000%	11/15/21	400	390
Williams Partners LP	3.600%	3/15/22	750	709
Williams Partners LP	3.350%	8/15/22	500	456
Williams Partners LP	4.500%	11/15/23	560	535
Williams Partners LP	3.900%	1/15/25	1,200	1,096
Williams Partners LP	4.000%	9/15/25	1,100	1,008
Williams Partners LP	6.300%	4/15/40	475	452
Williams Partners LP	5.800%	11/15/43	700	653
Williams Partners LP	5.400%	3/4/44	300	267
Williams Partners LP	4.900%	1/15/45	325	276
Williams Partners LP	5.100%	9/15/45	950	815
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	434
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	480
XTO Energy Inc.	6.250%	8/1/17	400	423
XTO Energy Inc.	5.500%	6/15/18	400	433

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Other Industrial (0.0%)
	California Institute of Technology GO	4.700%	11/1/11	950	1,042
	CBRE Services Inc.	5.000%	3/15/23	500	517
	CBRE Services Inc.	5.250%	3/15/25	275	288
	CBRE Services Inc.	4.875%	3/1/26	375	387
	Cintas Corp. No 2	6.125%	12/1/17	400	428
	Cintas Corp. No 2	3.250%	6/1/22	150	161
	Fluor Corp.	3.375%	9/15/21	150	159
	Fluor Corp.	3.500%	12/15/24	1,000	1,068
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	800
5	Johns Hopkins University Maryland GO	4.083%	7/1/53	500	555
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	571
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	835
5	Northwestern University Illinois GO	3.688%	12/1/38	300	327
5	Northwestern University Illinois GO	4.643%	12/1/44	350	442
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	500	548
	Trustees of Dartmouth College	3.474%	6/1/46	800	853
5	University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	313
	University of Pennsylvania GO	4.674%	9/1/12	625	716
	Wesleyan University Connecticut GO	4.781%	7/1/16	150	162
5	William Marsh Rice University	3.574%	5/15/45	250	269
	Yale University Connecticut GO	2.086%	4/15/19	150	155
	Technology (0.8%)
	Adobe Systems Inc.	4.750%	2/1/20	325	360
	Adobe Systems Inc.	3.250%	2/1/25	700	738
	Alphabet Inc.	3.625%	5/19/21	350	386
	Altera Corp.	1.750%	5/15/17	150	151
	Altera Corp.	2.500%	11/15/18	625	645
	Altera Corp.	4.100%	11/15/23	750	853
	Amphenol Corp.	1.550%	9/15/17	175	175
	Amphenol Corp.	2.550%	1/30/19	1,650	1,681
	Amphenol Corp.	3.125%	9/15/21	250	258
	Amphenol Corp.	4.000%	2/1/22	75	80
	Analog Devices Inc.	2.875%	6/1/23	1,375	1,435
	Apple Inc.	1.000%	5/3/18	1,300	1,303
	Apple Inc.	2.100%	5/6/19	1,650	1,698
	Apple Inc.	1.550%	2/7/20	1,550	1,556
	Apple Inc.	2.000%	5/6/20	700	717
	Apple Inc.	2.250%	2/23/21	3,200	3,294
	Apple Inc.	2.850%	5/6/21	1,825	1,929
	Apple Inc.	2.150%	2/9/22	2,500	2,549
	Apple Inc.	2.700%	5/13/22	1,500	1,573
	Apple Inc.	2.400%	5/3/23	2,800	2,854
	Apple Inc.	3.450%	5/6/24	1,875	2,031
	Apple Inc.	2.500%	2/9/25	1,300	1,322
	Apple Inc.	3.200%	5/13/25	1,300	1,377
	Apple Inc.	3.250%	2/23/26	2,950	3,127
	Apple Inc.	4.500%	2/23/36	1,000	1,128
	Apple Inc.	3.850%	5/4/43	1,400	1,405
	Apple Inc.	4.450%	5/6/44	1,150	1,253
	Apple Inc.	3.450%	2/9/45	1,275	1,198
	Apple Inc.	4.650%	2/23/46	4,600	5,192
	Applied Materials Inc.	2.625%	10/1/20	475	494
	Applied Materials Inc.	4.300%	6/15/21	2,185	2,436
	Applied Materials Inc.	3.900%	10/1/25	1,000	1,110
	Applied Materials Inc.	5.100%	10/1/35	350	401
	Applied Materials Inc.	5.850%	6/15/41	125	152
	Arrow Electronics Inc.	3.000%	3/1/18	200	202
	Arrow Electronics Inc.	3.500%	4/1/22	325	333
	Arrow Electronics Inc.	4.500%	3/1/23	400	425
	Arrow Electronics Inc.	4.000%	4/1/25	400	407
	Autodesk Inc.	1.950%	12/15/17	550	551

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Autodesk Inc.	3.125%	6/15/20	225	231
	Autodesk Inc.	3.600%	12/15/22	100	102
	Autodesk Inc.	4.375%	6/15/25	175	184
	AVNET Inc.	4.625%	4/15/26	800	831
	Baidu Inc.	2.750%	6/9/19	350	355
	Baidu Inc.	3.500%	11/28/22	1,500	1,546
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	266
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	324
	CA Inc.	5.375%	12/1/19	205	226
	CA Inc.	3.600%	8/1/20	800	835
	CA Inc.	4.500%	8/15/23	150	164
	Cadence Design Systems Inc.	4.375%	10/15/24	125	130
	Cisco Systems Inc.	1.400%	2/28/18	1,050	1,060
	Cisco Systems Inc.	4.950%	2/15/19	1,550	1,702
	Cisco Systems Inc.	1.600%	2/28/19	1,650	1,675
	Cisco Systems Inc.	2.125%	3/1/19	1,325	1,361
	Cisco Systems Inc.	4.450%	1/15/20	2,775	3,064
	Cisco Systems Inc.	2.450%	6/15/20	1,000	1,041
	Cisco Systems Inc.	2.200%	2/28/21	2,600	2,680
	Cisco Systems Inc.	2.900%	3/4/21	225	239
	Cisco Systems Inc.	3.625%	3/4/24	400	449
	Cisco Systems Inc.	2.950%	2/28/26	400	426
	Cisco Systems Inc.	5.900%	2/15/39	425	577
	Cisco Systems Inc.	5.500%	1/15/40	1,205	1,580
	Corning Inc.	1.500%	5/8/18	875	875
	Corning Inc.	6.625%	5/15/19	50	56
	Corning Inc.	2.900%	5/15/22	625	640
	Corning Inc.	3.700%	11/15/23	500	536
	Corning Inc.	4.700%	3/15/37	175	184
	Corning Inc.	5.750%	8/15/40	340	404
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	2,450	2,506
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	2,900	2,981
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	2,700	2,790
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	2,925	3,034
8	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	1,300	1,397
	EMC Corp.	1.875%	6/1/18	1,460	1,437
	EMC Corp.	2.650%	6/1/20	1,445	1,380
	EMC Corp.	3.375%	6/1/23	635	578
	Equifax Inc.	6.300%	7/1/17	125	131
	Equifax Inc.	2.300%	6/1/21	2,575	2,605
	Equifax Inc.	3.250%	6/1/26	350	361
	Fidelity National Information Services Inc.	2.000%	4/15/18	100	101
	Fidelity National Information Services Inc.	2.850%	10/15/18	300	308
	Fidelity National Information Services Inc.	3.625%	10/15/20	3,625	3,833
	Fidelity National Information Services Inc.	5.000%	3/15/22	350	364
	Fidelity National Information Services Inc.	3.500%	4/15/23	625	645
	Fidelity National Information Services Inc.	3.875%	6/5/24	325	344
	Fidelity National Information Services Inc.	5.000%	10/15/25	1,450	1,646
	Fiserv Inc.	2.700%	6/1/20	525	546
	Fiserv Inc.	3.850%	6/1/25	700	749
	Flextronics International Ltd.	4.625%	2/15/20	275	285
8	Hewlett Packard Enterprise Co.	2.450%	10/5/17	1,250	1,266
8	Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,352
8	Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,625	1,697
8	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,450	1,551
8	Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,613
8	Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	354
8	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,441
	HP Inc.	3.750%	12/1/20	113	120
	HP Inc.	4.300%	6/1/21	150	159
	HP Inc.	4.375%	9/15/21	650	697
	HP Inc.	4.650%	12/9/21	2,175	2,350
	HP Inc.	6.000%	9/15/41	610	589
	Ingram Micro Inc.	4.950%	12/15/24	925	923

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Intel Corp.	1.350%	12/15/17	4,510	4,537
Intel Corp.	2.450%	7/29/20	500	519
Intel Corp.	1.700%	5/19/21	200	202
Intel Corp.	3.300%	10/1/21	200	216
Intel Corp.	3.100%	7/29/22	625	673
Intel Corp.	2.700%	12/15/22	700	735
Intel Corp.	3.700%	7/29/25	500	556
Intel Corp.	2.600%	5/19/26	775	785
Intel Corp.	4.000%	12/15/32	475	512
Intel Corp.	4.800%	10/1/41	1,205	1,369
Intel Corp.	4.250%	12/15/42	775	832
Intel Corp.	4.900%	7/29/45	900	1,048
Intel Corp.	4.100%	5/19/46	775	806
International Business Machines Corp.	5.700%	9/14/17	4,000	4,225
International Business Machines Corp.	1.250%	2/8/18	2,555	2,571
International Business Machines Corp.	1.950%	2/12/19	675	692
International Business Machines Corp.	1.800%	5/17/19	2,000	2,036
International Business Machines Corp.	1.625%	5/15/20	670	677
International Business Machines Corp.	2.900%	11/1/21	200	212
International Business Machines Corp.	2.875%	11/9/22	500	530
International Business Machines Corp.	3.375%	8/1/23	600	651
International Business Machines Corp.	3.625%	2/12/24	1,400	1,528
International Business Machines Corp.	5.600%	11/30/39	1,114	1,409
International Business Machines Corp.	4.000%	6/20/42	423	448
International Business Machines Corp.	4.700%	2/19/46	1,000	1,152
Jabil Circuit Inc.	5.625%	12/15/20	250	267
Juniper Networks Inc.	3.125%	2/26/19	250	257
Juniper Networks Inc.	3.300%	6/15/20	475	491
Juniper Networks Inc.	4.600%	3/15/21	360	387
Juniper Networks Inc.	4.350%	6/15/25	200	207
Juniper Networks Inc.	5.950%	3/15/41	150	150
Keysight Technologies Inc.	3.300%	10/30/19	350	354
Keysight Technologies Inc.	4.550%	10/30/24	325	333
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	3.375%	11/1/19	100	104
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,127
KLA-Tencor Corp.	4.650%	11/1/24	400	436
Lam Research Corp.	2.750%	3/15/20	325	333
Lam Research Corp.	2.800%	6/15/21	450	463
Lam Research Corp.	3.450%	6/15/23	500	516
Lam Research Corp.	3.800%	3/15/25	425	439
Lam Research Corp.	3.900%	6/15/26	2,700	2,840
Lender Processing Services Inc / Black Knight Lending
Solutions Inc	5.750%	4/15/23	344	360
Lexmark International Inc.	6.650%	6/1/18	375	394
Maxim Integrated Products Inc.	3.375%	3/15/23	50	52
Microsoft Corp.	1.000%	5/1/18	400	400
Microsoft Corp.	1.300%	11/3/18	2,400	2,422
Microsoft Corp.	4.200%	6/1/19	460	503
Microsoft Corp.	3.000%	10/1/20	250	267
Microsoft Corp.	2.000%	11/3/20	1,975	2,026
Microsoft Corp.	2.375%	2/12/22	1,600	1,652
Microsoft Corp.	2.650%	11/3/22	1,650	1,720
Microsoft Corp.	2.125%	11/15/22	225	229
Microsoft Corp.	2.375%	5/1/23	225	230
Microsoft Corp.	3.625%	12/15/23	750	831
Microsoft Corp.	2.700%	2/12/25	925	955
Microsoft Corp.	3.125%	11/3/25	2,000	2,139
Microsoft Corp.	3.500%	2/12/35	1,000	1,029
Microsoft Corp.	4.200%	11/3/35	875	983
Microsoft Corp.	5.200%	6/1/39	229	285
Microsoft Corp.	4.500%	10/1/40	125	142
Microsoft Corp.	5.300%	2/8/41	600	756
Microsoft Corp.	3.500%	11/15/42	850	834

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Microsoft Corp.	3.750%	5/1/43	185	186
Microsoft Corp.	4.875%	12/15/43	350	417
Microsoft Corp.	3.750%	2/12/45	400	406
Microsoft Corp.	4.450%	11/3/45	2,650	2,994
Microsoft Corp.	4.000%	2/12/55	2,000	1,985
Microsoft Corp.	4.750%	11/3/55	650	736
Motorola Solutions Inc.	3.750%	5/15/22	400	399
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,061
Motorola Solutions Inc.	4.000%	9/1/24	400	392
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	267
NetApp Inc.	3.375%	6/15/21	900	917
Oracle Corp.	1.200%	10/15/17	1,150	1,154
Oracle Corp.	5.750%	4/15/18	1,415	1,532
Oracle Corp.	2.375%	1/15/19	525	541
Oracle Corp.	5.000%	7/8/19	1,175	1,303
Oracle Corp.	2.250%	10/8/19	2,850	2,938
Oracle Corp.	1.900%	9/15/21	4,750	4,766
Oracle Corp.	2.500%	5/15/22	1,250	1,279
Oracle Corp.	2.400%	9/15/23	1,720	1,724
Oracle Corp.	3.400%	7/8/24	2,350	2,512
Oracle Corp.	2.950%	5/15/25	1,000	1,037
Oracle Corp.	2.650%	7/15/26	2,925	2,929
Oracle Corp.	3.250%	5/15/30	275	292
Oracle Corp.	4.300%	7/8/34	1,350	1,436
Oracle Corp.	3.900%	5/15/35	1,350	1,374
Oracle Corp.	3.850%	7/15/36	1,475	1,483
Oracle Corp.	6.500%	4/15/38	625	852
Oracle Corp.	6.125%	7/8/39	645	847
Oracle Corp.	5.375%	7/15/40	1,375	1,656
Oracle Corp.	4.500%	7/8/44	775	874
Oracle Corp.	4.125%	5/15/45	400	413
Oracle Corp.	4.000%	7/15/46	2,300	2,312
Oracle Corp.	4.375%	5/15/55	1,000	1,043
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,107
QUALCOMM Inc.	1.400%	5/18/18	1,000	1,009
QUALCOMM Inc.	2.250%	5/20/20	1,000	1,028
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,339
QUALCOMM Inc.	3.450%	5/20/25	975	1,035
QUALCOMM Inc.	4.650%	5/20/35	475	513
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,258
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,267
Seagate HDD Cayman	4.750%	1/1/25	750	592
Seagate HDD Cayman	4.875%	6/1/27	450	325
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	405
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	512
Texas Instruments Inc.	1.650%	8/3/19	1,000	1,014
Total System Services Inc.	2.375%	6/1/18	125	126
Total System Services Inc.	4.800%	4/1/26	675	733
Trimble Navigation Ltd.	4.750%	12/1/24	225	236
Tyco Electronics Group SA	6.550%	10/1/17	355	378
Tyco Electronics Group SA	2.350%	8/1/19	200	203
Tyco Electronics Group SA	3.500%	2/3/22	750	792
Tyco Electronics Group SA	3.450%	8/1/24	350	369
Tyco Electronics Group SA	7.125%	10/1/37	700	972
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,382
Verisk Analytics Inc.	5.500%	6/15/45	250	257
Xerox Corp.	6.350%	5/15/18	1,580	1,680
Xerox Corp.	2.750%	3/15/19	250	249
Xerox Corp.	5.625%	12/15/19	550	588
Xerox Corp.	2.800%	5/15/20	300	289
Xerox Corp.	4.500%	5/15/21	835	842
Xilinx Inc.	2.125%	3/15/19	325	329

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Xilinx Inc.	3.000%	3/15/21	1,275	1,336
	Transportation (0.3%)
5	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	1,606	1,730
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	236	249
5	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	1,029	1,117
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	457	474
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	859	878
5	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	136	133
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	285	300
5	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	225	238
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	500	524
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	1,000	1,035
5	BNSF Funding Trust I	6.613%	12/15/55	325	367
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	674
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	296
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	453
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	444
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	453
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	426
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	659
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	275	306
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	443
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	435
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	264
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,165
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	951
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	166
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	527
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	582
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	451
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,143
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	638
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	221
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	391
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	613
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	358
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	685
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	326
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	352
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	600	634
	Canadian National Railway Co.	5.850%	11/15/17	175	186
	Canadian National Railway Co.	5.550%	3/1/19	265	294
	Canadian National Railway Co.	2.850%	12/15/21	550	581
	Canadian National Railway Co.	2.750%	3/1/26	750	786
	Canadian National Railway Co.	6.250%	8/1/34	350	486
	Canadian National Railway Co.	6.200%	6/1/36	350	482
	Canadian National Railway Co.	6.375%	11/15/37	350	494
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	250
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	102
	Canadian Pacific Railway Co.	3.700%	2/1/26	450	485
	Canadian Pacific Railway Co.	7.125%	10/15/31	225	306
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	501
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	970
	Canadian Pacific Railway Co.	4.800%	8/1/45	200	230
	Canadian Pacific Railway Co.	6.125%	9/15/15	230	289
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	691	764
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	110	135
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	900	1,025
5	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	864	918
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	767	809

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	392	415
	CSX Corp.	6.250%	3/15/18	725	785
	CSX Corp.	7.375%	2/1/19	2,065	2,376
	CSX Corp.	3.700%	10/30/20	205	220
	CSX Corp.	4.250%	6/1/21	900	987
	CSX Corp.	3.350%	11/1/25	400	425
	CSX Corp.	6.220%	4/30/40	174	234
	CSX Corp.	5.500%	4/15/41	425	533
	CSX Corp.	4.750%	5/30/42	1,310	1,490
	CSX Corp.	4.400%	3/1/43	93	102
	CSX Corp.	4.100%	3/15/44	800	853
	CSX Corp.	3.950%	5/1/50	650	652
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	166	193
5	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	85	96
5	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	26	28
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	53	56
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	55	58
5	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	368	388
	FedEx Corp.	8.000%	1/15/19	475	553
	FedEx Corp.	2.625%	8/1/22	50	51
	FedEx Corp.	4.000%	1/15/24	450	499
	FedEx Corp.	3.250%	4/1/26	500	521
	FedEx Corp.	3.900%	2/1/35	200	204
	FedEx Corp.	3.875%	8/1/42	200	196
	FedEx Corp.	4.100%	4/15/43	300	303
	FedEx Corp.	5.100%	1/15/44	500	581
	FedEx Corp.	4.750%	11/15/45	825	919
	FedEx Corp.	4.550%	4/1/46	550	596
	FedEx Corp.	4.500%	2/1/65	150	153
5	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	902	895
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	414
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	213
8	Kansas City Southern	2.350%	5/15/20	25	24
8	Kansas City Southern	3.000%	5/15/23	500	509
	Kansas City Southern	3.125%	6/1/26	675	689
8	Kansas City Southern	4.300%	5/15/43	250	255
8	Kansas City Southern	4.950%	8/15/45	325	364
5,8	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	246	219
	Norfolk Southern Corp.	5.750%	4/1/18	200	215
	Norfolk Southern Corp.	5.900%	6/15/19	335	376
	Norfolk Southern Corp.	3.250%	12/1/21	325	344
	Norfolk Southern Corp.	2.903%	2/15/23	780	806
	Norfolk Southern Corp.	5.590%	5/17/25	164	201
	Norfolk Southern Corp.	7.800%	5/15/27	100	142
	Norfolk Southern Corp.	4.837%	10/1/41	565	649
	Norfolk Southern Corp.	3.950%	10/1/42	425	437
	Norfolk Southern Corp.	4.450%	6/15/45	275	305
	Norfolk Southern Corp.	4.650%	1/15/46	200	231
	Norfolk Southern Corp.	7.900%	5/15/97	200	304
	Norfolk Southern Corp.	6.000%	3/15/05	275	331
	Norfolk Southern Corp.	6.000%	5/23/11	925	1,144
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	167	189
	Ryder System Inc.	2.450%	11/15/18	1,000	1,017
	Ryder System Inc.	2.350%	2/26/19	1,350	1,364
	Ryder System Inc.	2.550%	6/1/19	800	814
	Ryder System Inc.	2.500%	5/11/20	200	204
	Ryder System Inc.	2.875%	9/1/20	125	128
	Southern Railway Co.	9.750%	6/15/20	116	149
	Southwest Airlines Co.	2.750%	11/6/19	25	26
	Southwest Airlines Co.	2.650%	11/5/20	540	557
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	102	116

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	325	328
	Trinity Industries Inc.	4.550%	10/1/24	225	208
	Union Pacific Corp.	1.800%	2/1/20	450	457
	Union Pacific Corp.	2.250%	6/19/20	300	309
	Union Pacific Corp.	2.750%	4/15/23	200	209
	Union Pacific Corp.	3.250%	1/15/25	400	433
	Union Pacific Corp.	3.250%	8/15/25	900	978
	Union Pacific Corp.	2.750%	3/1/26	100	104
	Union Pacific Corp.	6.625%	2/1/29	400	560
	Union Pacific Corp.	3.375%	2/1/35	900	906
	Union Pacific Corp.	4.750%	9/15/41	250	295
	Union Pacific Corp.	4.250%	4/15/43	400	443
	Union Pacific Corp.	4.750%	12/15/43	325	384
	Union Pacific Corp.	4.821%	2/1/44	189	227
	Union Pacific Corp.	4.850%	6/15/44	75	90
	Union Pacific Corp.	4.150%	1/15/45	400	440
	Union Pacific Corp.	4.050%	11/15/45	250	271
	Union Pacific Corp.	4.050%	3/1/46	500	548
	Union Pacific Corp.	3.875%	2/1/55	400	406
	Union Pacific Corp.	4.375%	11/15/65	800	858
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	649	701
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	707	746
	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	207
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	425	438
5	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,550	2,620
	United Parcel Service Inc.	1.125%	10/1/17	800	804
	United Parcel Service Inc.	5.500%	1/15/18	1,000	1,069
	United Parcel Service Inc.	5.125%	4/1/19	175	194
	United Parcel Service Inc.	3.125%	1/15/21	990	1,061
	United Parcel Service Inc.	2.450%	10/1/22	925	957
	United Parcel Service Inc.	6.200%	1/15/38	820	1,176
	United Parcel Service Inc.	4.875%	11/15/40	350	441
	United Parcel Service Inc.	3.625%	10/1/42	675	719
5	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	174	183
5	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	60	65
					1,958,563
Utilities (0.9%)
	Electric (0.8%)
	AEP Texas Central Co.	6.650%	2/15/33	400	516
	Alabama Power Co.	5.500%	10/15/17	550	580
	Alabama Power Co.	3.550%	12/1/23	700	775
	Alabama Power Co.	2.800%	4/1/25	200	208
	Alabama Power Co.	4.100%	1/15/42	700	759
	Alabama Power Co.	3.850%	12/1/42	125	131
	Alabama Power Co.	4.150%	8/15/44	300	329
	Alabama Power Co.	3.750%	3/1/45	650	677
	Alabama Power Co.	4.300%	1/2/46	250	284
	Ameren Corp.	2.700%	11/15/20	2,025	2,085
	Ameren Corp.	3.650%	2/15/26	465	502
	Ameren Illinois Co.	6.125%	11/15/17	25	27
	Ameren Illinois Co.	2.700%	9/1/22	250	261
	Ameren Illinois Co.	3.250%	3/1/25	275	296
	Ameren Illinois Co.	4.150%	3/15/46	500	560
	American Electric Power Co. Inc.	1.650%	12/15/17	325	326
	Appalachian Power Co.	3.400%	6/1/25	400	425
	Appalachian Power Co.	5.800%	10/1/35	100	120
	Appalachian Power Co.	6.700%	8/15/37	500	656
	Appalachian Power Co.	7.000%	4/1/38	260	349
	Arizona Public Service Co.	3.150%	5/15/25	500	534
	Arizona Public Service Co.	5.500%	9/1/35	150	187
	Arizona Public Service Co.	5.050%	9/1/41	575	712
	Arizona Public Service Co.	4.500%	4/1/42	25	29

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Arizona Public Service Co.	4.700%	1/15/44	400	479
	Arizona Public Service Co.	4.350%	11/15/45	50	57
	Arizona Public Service Co.	3.750%	5/15/46	650	680
	Atlantic City Electric Co.	7.750%	11/15/18	150	172
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	1,007
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	127
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	206
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	574
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	539
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,291
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,593
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	509
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	575
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	558
	Black Hills Corp.	2.500%	1/11/19	425	434
	Black Hills Corp.	3.950%	1/15/26	250	266
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,642
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	254
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	718
8	Cleco Corporate Holdings LLC	3.743%	5/1/26	725	747
8	Cleco Corporate Holdings LLC	4.973%	5/1/46	475	499
	Cleco Power LLC	6.000%	12/1/40	175	219
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	216
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,113
	CMS Energy Corp.	8.750%	6/15/19	500	603
	CMS Energy Corp.	6.250%	2/1/20	600	691
	CMS Energy Corp.	5.050%	3/15/22	500	572
	CMS Energy Corp.	3.875%	3/1/24	175	190
	CMS Energy Corp.	4.700%	3/31/43	350	397
	CMS Energy Corp.	4.875%	3/1/44	300	352
	Commonwealth Edison Co.	6.150%	9/15/17	600	637
	Commonwealth Edison Co.	5.800%	3/15/18	150	162
	Commonwealth Edison Co.	5.900%	3/15/36	100	133
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,461
	Commonwealth Edison Co.	4.600%	8/15/43	550	649
	Commonwealth Edison Co.	4.700%	1/15/44	900	1,084
	Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,559
	Commonwealth Edison Co.	3.650%	6/15/46	125	128
	Connecticut Light & Power Co.	5.500%	2/1/19	150	166
	Connecticut Light & Power Co.	6.350%	6/1/36	250	342
	Connecticut Light & Power Co.	4.150%	6/1/45	75	84
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,256
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	943
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	367
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,109
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	533
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	570
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	498
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,713
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	428
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	354
	Consolidated Edison Inc.	2.000%	5/15/21	300	303
	Constellation Energy Group Inc.	5.150%	12/1/20	495	554
	Consumers Energy Co.	6.125%	3/15/19	250	283
	Consumers Energy Co.	6.700%	9/15/19	300	350
	Consumers Energy Co.	2.850%	5/15/22	250	262
	Consumers Energy Co.	3.375%	8/15/23	225	243
	Consumers Energy Co.	4.100%	11/15/45	375	421
	Consumers Energy Co.	4.350%	8/31/64	150	163
	Delmarva Power & Light Co.	3.500%	11/15/23	125	135
	Delmarva Power & Light Co.	4.000%	6/1/42	225	240
	Dominion Resources Inc.	1.400%	9/15/17	650	650
	Dominion Resources Inc.	4.450%	3/15/21	125	138
	Dominion Resources Inc.	2.750%	9/15/22	100	101

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Dominion Resources Inc.	3.900%	10/1/25	425	455
	Dominion Resources Inc.	6.300%	3/15/33	500	614
	Dominion Resources Inc.	5.250%	8/1/33	200	222
	Dominion Resources Inc.	4.900%	8/1/41	550	604
	Dominion Resources Inc.	4.050%	9/15/42	325	323
5	Dominion Resources Inc.	5.750%	10/1/54	375	372
	Dominion Resources Inc.	2.500%	12/1/19	400	409
	Dominion Resources Inc.	3.625%	12/1/24	800	842
	Dominion Resources Inc.	4.700%	12/1/44	600	651
	DTE Electric Co.	3.450%	10/1/20	410	441
	DTE Electric Co.	3.900%	6/1/21	100	110
	DTE Electric Co.	2.650%	6/15/22	425	442
	DTE Electric Co.	3.375%	3/1/25	150	163
	DTE Electric Co.	5.700%	10/1/37	125	163
	DTE Electric Co.	3.950%	6/15/42	1,150	1,244
	DTE Electric Co.	3.700%	6/1/46	750	789
	DTE Energy Co.	2.400%	12/1/19	350	357
	DTE Energy Co.	3.500%	6/1/24	525	556
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	556
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,137
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	389
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	565
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	901
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	902
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	460
	Duke Energy Corp.	5.050%	9/15/19	425	468
	Duke Energy Corp.	3.050%	8/15/22	200	208
	Duke Energy Corp.	3.950%	10/15/23	225	245
	Duke Energy Corp.	3.750%	4/15/24	475	511
	Duke Energy Corp.	4.800%	12/15/45	700	811
	Duke Energy Florida LLC	5.650%	6/15/18	50	54
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,516
5	Duke Energy Florida LLC	1.196%	3/1/22	200	200
5	Duke Energy Florida LLC	1.731%	9/1/22	200	200
5	Duke Energy Florida LLC	2.538%	9/1/29	400	405
5	Duke Energy Florida LLC	2.858%	3/1/33	200	203
5	Duke Energy Florida LLC	3.112%	9/1/36	325	330
	Duke Energy Florida LLC	6.350%	9/15/37	525	742
	Duke Energy Florida LLC	6.400%	6/15/38	600	853
	Duke Energy Indiana LLC	3.750%	7/15/20	185	201
	Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,994
	Duke Energy Indiana LLC	4.200%	3/15/42	475	521
	Duke Energy Indiana LLC	4.900%	7/15/43	250	301
	Duke Energy Indiana LLC	3.750%	5/15/46	1,250	1,298
	Duke Energy Ohio Inc.	3.700%	6/15/46	375	384
	Duke Energy Progress LLC	5.300%	1/15/19	675	743
	Duke Energy Progress LLC	3.000%	9/15/21	750	801
	Duke Energy Progress LLC	2.800%	5/15/22	350	367
	Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,947
	Duke Energy Progress LLC	4.375%	3/30/44	525	602
	Duke Energy Progress LLC	4.150%	12/1/44	300	331
	Duke Energy Progress LLC	4.200%	8/15/45	525	589
	Edison International	3.750%	9/15/17	1,000	1,030
	Edison International	2.950%	3/15/23	950	974
	El Paso Electric Co.	6.000%	5/15/35	175	216
	El Paso Electric Co.	5.000%	12/1/44	250	287
8	Emera US Finance LP	2.150%	6/15/19	150	152
8	Emera US Finance LP	2.700%	6/15/21	275	280
8	Emera US Finance LP	3.550%	6/15/26	375	383
8	Emera US Finance LP	4.750%	6/15/46	1,825	1,862
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,366
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	163

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,811
	Entergy Louisiana LLC	5.400%	11/1/24	175	214
	Entergy Louisiana LLC	3.050%	6/1/31	525	538
	Entergy Louisiana LLC	4.950%	1/15/45	400	422
	Entergy Texas Inc.	7.125%	2/1/19	300	339
	Entergy Texas Inc.	5.150%	6/1/45	300	321
	Eversource Energy	4.500%	11/15/19	2,357	2,583
	Exelon Corp.	1.550%	6/9/17	250	250
	Exelon Corp.	2.850%	6/15/20	225	233
	Exelon Corp.	2.450%	4/15/21	250	254
	Exelon Corp.	3.950%	6/15/25	500	540
	Exelon Corp.	3.400%	4/15/26	1,500	1,568
	Exelon Corp.	4.950%	6/15/35	800	903
	Exelon Corp.	5.625%	6/15/35	365	432
	Exelon Corp.	5.100%	6/15/45	200	228
	Exelon Corp.	4.450%	4/15/46	500	536
	Exelon Generation Co. LLC	6.200%	10/1/17	430	454
	Exelon Generation Co. LLC	4.000%	10/1/20	575	614
	Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,176
	FirstEnergy Solutions Corp.	6.800%	8/15/39	275	278
	Florida Power & Light Co.	5.550%	11/1/17	75	79
	Florida Power & Light Co.	2.750%	6/1/23	325	342
	Florida Power & Light Co.	3.250%	6/1/24	300	324
	Florida Power & Light Co.	5.625%	4/1/34	225	292
	Florida Power & Light Co.	4.950%	6/1/35	50	61
	Florida Power & Light Co.	5.950%	2/1/38	175	240
	Florida Power & Light Co.	5.960%	4/1/39	225	313
	Florida Power & Light Co.	4.125%	2/1/42	1,575	1,783
	Florida Power & Light Co.	3.800%	12/15/42	925	1,004
	Florida Power & Light Co.	4.050%	10/1/44	500	563
	Georgia Power Co.	1.950%	12/1/18	450	457
	Georgia Power Co.	2.400%	4/1/21	875	904
	Georgia Power Co.	3.250%	4/1/26	1,800	1,912
	Georgia Power Co.	5.950%	2/1/39	150	195
	Georgia Power Co.	4.750%	9/1/40	125	143
	Georgia Power Co.	4.300%	3/15/42	675	739
	Georgia Power Co.	4.300%	3/15/43	250	276
	Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,204
	Iberdrola International BV	6.750%	7/15/36	175	227
	Indiana Michigan Power Co.	7.000%	3/15/19	300	341
	Indiana Michigan Power Co.	3.200%	3/15/23	475	496
	Interstate Power & Light Co.	3.250%	12/1/24	150	161
	Interstate Power & Light Co.	3.400%	8/15/25	550	595
	Interstate Power & Light Co.	6.250%	7/15/39	100	140
	ITC Holdings Corp.	4.050%	7/1/23	175	187
	ITC Holdings Corp.	5.300%	7/1/43	300	335
	Jersey Central Power & Light Co.	6.150%	6/1/37	200	236
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	165	194
	Kansas City Power & Light Co.	6.050%	11/15/35	200	253
	Kansas City Power & Light Co.	5.300%	10/1/41	830	994
	Kentucky Utilities Co.	3.250%	11/1/20	200	213
	Kentucky Utilities Co.	4.650%	11/15/43	875	1,037
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,235
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	124
	Louisville Gas & Electric Co.	4.650%	11/15/43	625	744
	MidAmerican Energy Co.	5.950%	7/15/17	560	587
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,010
	MidAmerican Energy Co.	4.800%	9/15/43	225	274
	Mississippi Power Co.	4.250%	3/15/42	375	335
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,328
	National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	1,050	1,062
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	77
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,300	1,323
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	930

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	1,300	1,345
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	675	702
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	81
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	850
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	98
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	332
	Nevada Power Co.	6.500%	5/15/18	1,200	1,317
	Nevada Power Co.	6.650%	4/1/36	410	569
	Nevada Power Co.	5.450%	5/15/41	500	635
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	204
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	488
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,463
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,185
5	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	224
	Northern States Power Co.	2.200%	8/15/20	200	207
	Northern States Power Co.	5.250%	7/15/35	100	128
	Northern States Power Co.	6.250%	6/1/36	650	904
	Northern States Power Co.	6.200%	7/1/37	250	352
	Northern States Power Co.	5.350%	11/1/39	375	490
	Northern States Power Co.	4.125%	5/15/44	100	113
	Northern States Power Co.	4.000%	8/15/45	200	226
	Northern States Power Co.	3.600%	5/15/46	325	342
	NorthWestern Corp.	4.176%	11/15/44	250	274
	NSTAR Electric Co.	5.625%	11/15/17	525	556
	NSTAR Electric Co.	3.250%	11/15/25	175	188
	NSTAR Electric Co.	2.700%	6/1/26	1,800	1,831
	NSTAR Electric Co.	5.500%	3/15/40	550	715
	Oglethorpe Power Corp.	6.100%	3/15/19	200	222
	Oglethorpe Power Corp.	5.950%	11/1/39	100	125
	Oglethorpe Power Corp.	5.375%	11/1/40	380	459
	Oglethorpe Power Corp.	4.550%	6/1/44	300	324
	Oglethorpe Power Corp.	4.250%	4/1/46	125	132
	Ohio Edison Co.	8.250%	10/15/38	400	602
	Ohio Power Co.	6.050%	5/1/18	100	108
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	193
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	625	634
	Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	186
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	368
	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,093
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	255
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,586
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	566
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	265
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	317
	Pacific Gas & Electric Co.	3.500%	10/1/20	410	441
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	249
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,072
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	613
	Pacific Gas & Electric Co.	3.750%	2/15/24	150	165
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	672
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,647
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,339
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,360
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	637
	Pacific Gas & Electric Co.	4.450%	4/15/42	300	338
	Pacific Gas & Electric Co.	4.600%	6/15/43	225	258
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,182
	Pacific Gas & Electric Co.	4.250%	3/15/46	375	417
	PacifiCorp	5.650%	7/15/18	300	328
	PacifiCorp	2.950%	2/1/22	1,000	1,061
	PacifiCorp	3.600%	4/1/24	500	549
	PacifiCorp	5.250%	6/15/35	475	586
	PacifiCorp	6.100%	8/1/36	500	673
	PacifiCorp	5.750%	4/1/37	410	536

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PacifiCorp	6.250%	10/15/37	600	829
	PacifiCorp	4.100%	2/1/42	350	386
	PECO Energy Co.	5.350%	3/1/18	125	134
	Pennsylvania Electric Co.	6.050%	9/1/17	75	79
	Pennsylvania Electric Co.	5.200%	4/1/20	205	216
	PG&E Corp.	2.400%	3/1/19	1,650	1,681
	Potomac Electric Power Co.	6.500%	11/15/37	400	561
	PPL Capital Funding Inc.	3.500%	12/1/22	375	395
	PPL Capital Funding Inc.	3.950%	3/15/24	225	242
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,646
	PPL Electric Utilities Corp.	3.000%	9/15/21	410	437
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	141
	PPL Electric Utilities Corp.	4.750%	7/15/43	200	243
	Progress Energy Inc.	3.150%	4/1/22	500	521
	Progress Energy Inc.	7.750%	3/1/31	625	876
	Progress Energy Inc.	7.000%	10/30/31	200	269
	Progress Energy Inc.	6.000%	12/1/39	285	363
	PSEG Power LLC	5.125%	4/15/20	150	164
	PSEG Power LLC	3.000%	6/15/21	325	331
	PSEG Power LLC	4.150%	9/15/21	50	54
	Public Service Co. of Colorado	5.125%	6/1/19	175	195
	Public Service Co. of Colorado	3.200%	11/15/20	700	749
	Public Service Co. of Colorado	2.900%	5/15/25	500	524
	Public Service Co. of Colorado	3.600%	9/15/42	225	234
	Public Service Co. of Colorado	4.300%	3/15/44	200	230
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	161
	Public Service Co. of New Mexico	3.850%	8/1/25	150	161
	Public Service Co. of Oklahoma	5.150%	12/1/19	600	668
	Public Service Co. of Oklahoma	4.400%	2/1/21	500	548
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	355
	Public Service Electric & Gas Co.	5.300%	5/1/18	394	423
	Public Service Electric & Gas Co.	2.300%	9/15/18	450	460
	Public Service Electric & Gas Co.	1.800%	6/1/19	200	203
	Public Service Electric & Gas Co.	1.900%	3/15/21	200	204
	Public Service Electric & Gas Co.	2.375%	5/15/23	225	230
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	534
	Public Service Electric & Gas Co.	5.375%	11/1/39	300	390
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,693
	Public Service Electric & Gas Co.	4.000%	6/1/44	100	112
	Public Service Electric & Gas Co.	4.050%	5/1/45	500	564
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,086
	Puget Energy Inc.	6.500%	12/15/20	250	291
	Puget Energy Inc.	6.000%	9/1/21	400	463
	Puget Energy Inc.	3.650%	5/15/25	1,550	1,594
	Puget Sound Energy Inc.	5.483%	6/1/35	100	125
	Puget Sound Energy Inc.	6.274%	3/15/37	500	689
	Puget Sound Energy Inc.	5.757%	10/1/39	495	665
	Puget Sound Energy Inc.	5.638%	4/15/41	390	515
	Puget Sound Energy Inc.	4.434%	11/15/41	275	314
	San Diego Gas & Electric Co.	3.000%	8/15/21	150	160
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	355
	San Diego Gas & Electric Co.	6.000%	6/1/26	500	654
	San Diego Gas & Electric Co.	5.350%	5/15/35	100	126
	San Diego Gas & Electric Co.	6.125%	9/15/37	252	348
	San Diego Gas & Electric Co.	5.350%	5/15/40	500	644
	San Diego Gas & Electric Co.	4.500%	8/15/40	255	298
	San Diego Gas & Electric Co.	4.300%	4/1/42	150	172
	SCANA Corp.	4.750%	5/15/21	205	219
	SCANA Corp.	4.125%	2/1/22	150	156
8	Sierra Pacific Power Co.	2.600%	5/1/26	300	307
	Sierra Pacific Power Co.	6.750%	7/1/37	400	573
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,229
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	595
	South Carolina Electric & Gas Co.	6.050%	1/15/38	150	193

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	South Carolina Electric & Gas Co.	5.450%	2/1/41	100	124
	South Carolina Electric & Gas Co.	4.350%	2/1/42	200	217
	South Carolina Electric & Gas Co.	4.600%	6/15/43	225	255
	South Carolina Electric & Gas Co.	4.100%	6/15/46	830	877
	South Carolina Electric & Gas Co.	4.500%	6/1/64	300	311
	South Carolina Electric & Gas Co.	5.100%	6/1/65	350	404
	Southern California Edison Co.	3.875%	6/1/21	350	386
5	Southern California Edison Co.	1.845%	2/1/22	300	298
	Southern California Edison Co.	3.500%	10/1/23	300	329
	Southern California Edison Co.	6.650%	4/1/29	225	302
	Southern California Edison Co.	5.750%	4/1/35	508	661
	Southern California Edison Co.	5.350%	7/15/35	1,460	1,816
	Southern California Edison Co.	4.500%	9/1/40	205	237
	Southern California Edison Co.	3.900%	12/1/41	145	156
	Southern California Edison Co.	4.050%	3/15/42	425	466
	Southern California Edison Co.	3.900%	3/15/43	475	514
	Southern California Edison Co.	4.650%	10/1/43	455	552
	Southern California Edison Co.	3.600%	2/1/45	150	156
	Southern Co.	1.300%	8/15/17	225	225
	Southern Co.	1.550%	7/1/18	375	377
	Southern Co.	1.850%	7/1/19	325	329
	Southern Co.	2.150%	9/1/19	200	204
	Southern Co.	2.750%	6/15/20	400	415
	Southern Co.	2.350%	7/1/21	600	612
	Southern Co.	2.950%	7/1/23	525	543
	Southern Co.	3.250%	7/1/26	1,125	1,169
	Southern Co.	4.250%	7/1/36	875	926
	Southern Co.	4.400%	7/1/46	1,050	1,122
	Southern Power Co.	1.500%	6/1/18	250	251
	Southern Power Co.	2.375%	6/1/20	100	102
	Southern Power Co.	4.150%	12/1/25	175	189
	Southern Power Co.	5.150%	9/15/41	960	1,033
	Southern Power Co.	5.250%	7/15/43	500	546
	Southwestern Electric Power Co.	5.875%	3/1/18	25	27
	Southwestern Electric Power Co.	6.450%	1/15/19	250	279
	Southwestern Electric Power Co.	6.200%	3/15/40	75	93
	Southwestern Electric Power Co.	3.900%	4/1/45	1,500	1,486
	Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,979
	Southwestern Public Service Co.	4.500%	8/15/41	100	116
	System Energy Resources Inc.	4.100%	4/1/23	150	159
	Tampa Electric Co.	6.100%	5/15/18	1,575	1,704
	Tampa Electric Co.	5.400%	5/15/21	175	200
	Tampa Electric Co.	2.600%	9/15/22	75	77
	Tampa Electric Co.	6.550%	5/15/36	150	206
	Tampa Electric Co.	4.200%	5/15/45	500	546
	TECO Finance Inc.	6.572%	11/1/17	330	351
	TECO Finance Inc.	5.150%	3/15/20	125	139
	TransAlta Corp.	6.900%	5/15/18	100	103
	TransAlta Corp.	4.500%	11/15/22	325	297
	TransAlta Corp.	6.500%	3/15/40	175	131
	Tri-State Generation & Transmission Assn. Inc.	3.700%	11/1/24	550	586
	Tri-State Generation & Transmission Assn. Inc.	4.700%	11/1/44	150	167
8	Tri-State Generation & Transmission Assn. Inc.	4.250%	6/1/46	100	106
	Tucson Electric Power Co.	5.150%	11/15/21	130	147
	Tucson Electric Power Co.	3.050%	3/15/25	200	202
	UIL Holdings Corp.	4.625%	10/1/20	300	325
	Union Electric Co.	6.700%	2/1/19	235	267
	Union Electric Co.	3.500%	4/15/24	1,450	1,574
	Union Electric Co.	3.900%	9/15/42	425	458
	Union Electric Co.	3.650%	4/15/45	575	596
	Virginia Electric & Power Co.	2.950%	1/15/22	750	791
	Virginia Electric & Power Co.	3.100%	5/15/25	500	528
	Virginia Electric & Power Co.	6.000%	1/15/36	500	659
	Virginia Electric & Power Co.	6.000%	5/15/37	550	735

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	6.350%	11/30/37	600	830
	Virginia Electric & Power Co.	8.875%	11/15/38	450	755
	Virginia Electric & Power Co.	4.000%	1/15/43	850	909
	Virginia Electric & Power Co.	4.450%	2/15/44	200	229
	WEC Energy Group Inc.	2.450%	6/15/20	250	257
	WEC Energy Group Inc.	3.550%	6/15/25	750	807
5	WEC Energy Group Inc.	6.250%	5/15/67	1,025	802
	Westar Energy Inc.	3.250%	12/1/25	325	347
	Westar Energy Inc.	2.550%	7/1/26	575	576
	Westar Energy Inc.	4.125%	3/1/42	525	578
	Westar Energy Inc.	4.100%	4/1/43	225	246
	Westar Energy Inc.	4.625%	9/1/43	150	178
	Westar Energy Inc.	4.250%	12/1/45	100	113
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	191
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	672
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	255
	Wisconsin Electric Power Co.	4.250%	6/1/44	100	112
	Wisconsin Electric Power Co.	4.300%	12/15/45	125	143
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
	Wisconsin Power & Light Co.	2.250%	11/15/22	275	277
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	421
	Wisconsin Power & Light Co.	4.100%	10/15/44	200	221
	Wisconsin Public Service Corp.	1.650%	12/4/18	500	507
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	78
	Xcel Energy Inc.	4.700%	5/15/20	305	337
	Xcel Energy Inc.	3.300%	6/1/25	150	158
	Xcel Energy Inc.	6.500%	7/1/36	635	846
	Natural Gas (0.1%)
	AGL Capital Corp.	3.500%	9/15/21	1,250	1,328
	AGL Capital Corp.	3.875%	11/15/25	425	457
	AGL Capital Corp.	3.250%	6/15/26	375	384
	AGL Capital Corp.	5.875%	3/15/41	125	152
	AGL Capital Corp.	4.400%	6/1/43	125	128
	Atmos Energy Corp.	8.500%	3/15/19	1,140	1,345
	Atmos Energy Corp.	5.500%	6/15/41	800	1,020
	British Transco Finance Inc.	6.625%	6/1/18	430	473
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	162
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	288
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	784
	KeySpan Corp.	8.000%	11/15/30	200	283
	KeySpan Corp.	5.803%	4/1/35	250	303
	NiSource Finance Corp.	6.400%	3/15/18	314	340
	NiSource Finance Corp.	6.800%	1/15/19	550	618
	NiSource Finance Corp.	5.450%	9/15/20	350	396
	NiSource Finance Corp.	6.125%	3/1/22	450	538
	NiSource Finance Corp.	6.250%	12/15/40	400	521
	NiSource Finance Corp.	5.950%	6/15/41	500	625
	NiSource Finance Corp.	5.800%	2/1/42	300	384
	NiSource Finance Corp.	4.800%	2/15/44	200	230
	ONE Gas Inc.	2.070%	2/1/19	300	304
	ONE Gas Inc.	4.658%	2/1/44	125	144
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	170
	Sempra Energy	6.150%	6/15/18	750	816
	Sempra Energy	9.800%	2/15/19	250	301
	Sempra Energy	2.400%	3/15/20	300	303
	Sempra Energy	2.850%	11/15/20	1,225	1,271
	Sempra Energy	4.050%	12/1/23	850	921
	Sempra Energy	3.750%	11/15/25	330	353
	Sempra Energy	6.000%	10/15/39	705	868
	Southern California Gas Co.	2.600%	6/15/26	750	770
	Southern California Gas Co.	5.750%	11/15/35	25	32
	Southern California Gas Co.	3.750%	9/15/42	300	318
	Southern California Gas Co.	4.450%	3/15/44	150	176

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spire Inc.	4.700%	8/15/44	350	368
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	132
American Water Capital Corp.	3.850%	3/1/24	1,575	1,744
American Water Capital Corp.	6.593%	10/15/37	500	716
American Water Capital Corp.	4.300%	12/1/42	125	141
United Utilities plc	5.375%	2/1/19	200	215
Veolia Environnement SA	6.750%	6/1/38	200	264

				254,313

Total Corporate Bonds (Cost $3,018,265)				3,186,292

Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
African Development Bank	1.125%	3/15/17	1,550	1,554
African Development Bank	0.875%	3/15/18	1,500	1,503
African Development Bank	1.625%	10/2/18	300	306
African Development Bank	1.000%	5/15/19	1,200	1,204
African Development Bank	1.375%	2/12/20	350	354
African Development Bank	2.375%	9/23/21	1,500	1,578
Agricultural Bank Of China	2.000%	5/21/18	300	302
Agricultural Bank Of China	2.750%	5/21/20	250	257
Asian Development Bank	1.125%	3/15/17	1,325	1,329
Asian Development Bank	0.875%	4/26/18	1,200	1,203
Asian Development Bank	1.125%	6/5/18	2,300	2,312
Asian Development Bank	5.593%	7/16/18	500	548
Asian Development Bank	1.750%	9/11/18	1,650	1,684
Asian Development Bank	1.875%	10/23/18	530	543
Asian Development Bank	1.375%	1/15/19	1,000	1,010
Asian Development Bank	1.750%	3/21/19	575	589
Asian Development Bank	1.875%	4/12/19	1,550	1,592
Asian Development Bank	1.500%	1/22/20	2,500	2,536
Asian Development Bank	1.375%	3/23/20	2,250	2,276
Asian Development Bank	1.625%	3/16/21	2,600	2,651
Asian Development Bank	1.875%	2/18/22	1,850	1,896
Asian Development Bank	2.000%	1/22/25	1,000	1,031
Asian Development Bank	2.000%	4/24/26	400	409
8 Bank of England	1.250%	3/14/19	150	151
Canada	1.125%	3/19/18	2,100	2,115
Canada	1.625%	2/27/19	800	816
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,938
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,506
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,822
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,652
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,067
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	448
Corp. Andina de Fomento	1.500%	8/8/17	900	901
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,810
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,084
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,007
Council Of Europe Development Bank	1.000%	3/7/18	525	527
Council Of Europe Development Bank	1.125%	5/31/18	975	980
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,324
Council Of Europe Development Bank	1.625%	3/16/21	600	609
Ecopetrol SA	5.875%	9/18/23	1,800	1,854
Ecopetrol SA	4.125%	1/16/25	2,150	1,967
Ecopetrol SA	5.375%	6/26/26	450	434
Ecopetrol SA	7.375%	9/18/43	500	499
Ecopetrol SA	5.875%	5/28/45	1,075	934
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	209
European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,002
European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	1,001
European Bank for Reconstruction & Development	1.000%	6/15/18	700	704
European Bank for Reconstruction & Development	1.000%	9/17/18	400	401
European Bank for Reconstruction & Development	1.625%	11/15/18	50	51

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,092
European Bank for Reconstruction & Development	1.750%	11/26/19	500	512
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,673
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,337
European Investment Bank	5.125%	5/30/17	800	832
European Investment Bank	1.625%	6/15/17	100	101
European Investment Bank	1.000%	8/17/17	1,475	1,480
European Investment Bank	1.125%	9/15/17	450	452
European Investment Bank	1.000%	12/15/17	300	301
European Investment Bank	1.000%	3/15/18	4,075	4,084
European Investment Bank	1.250%	5/15/18	3,400	3,429
European Investment Bank	1.000%	6/15/18	3,500	3,515
European Investment Bank	1.125%	8/15/18	2,000	2,009
European Investment Bank	1.625%	12/18/18	3,200	3,259
European Investment Bank	1.875%	3/15/19	4,400	4,506
European Investment Bank	1.750%	6/17/19	4,675	4,768
European Investment Bank	1.125%	8/15/19	2,000	2,010
European Investment Bank	1.625%	3/16/20	4,100	4,176
European Investment Bank	1.375%	6/15/20	2,000	2,019
European Investment Bank	2.875%	9/15/20	5,000	5,337
European Investment Bank	1.625%	12/15/20	2,500	2,538
European Investment Bank	4.000%	2/16/21	4,000	4,479
European Investment Bank	2.000%	3/15/21	3,000	3,098
European Investment Bank	2.500%	4/15/21	3,650	3,848
European Investment Bank	2.125%	10/15/21	350	362
European Investment Bank	2.250%	8/15/22	1,000	1,046
European Investment Bank	3.250%	1/29/24	1,550	1,737
European Investment Bank	1.875%	2/10/25	2,600	2,644
European Investment Bank	2.125%	4/13/26	3,000	3,132
Export Development Canada	1.250%	10/26/16	1,970	1,974
Export Development Canada	0.750%	12/15/17	900	900
Export Development Canada	1.000%	6/15/18	150	151
Export Development Canada	1.500%	10/3/18	1,375	1,395
Export Development Canada	1.250%	2/4/19	800	809
Export Development Canada	1.500%	5/26/21	1,500	1,523
Export-Import Bank of Korea	3.750%	10/20/16	300	302
Export-Import Bank of Korea	2.875%	9/17/18	700	719
Export-Import Bank of Korea	1.750%	5/26/19	1,000	1,009
Export-Import Bank of Korea	2.375%	8/12/19	600	613
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,086
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,020
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,696
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,348
Export-Import Bank of Korea	3.250%	11/10/25	300	322
Export-Import Bank of Korea	2.625%	5/26/26	600	615
FMS Wertmanagement AoeR	1.125%	9/5/17	700	703
FMS Wertmanagement AoeR	1.000%	11/21/17	475	477
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,628
FMS Wertmanagement AoeR	1.750%	3/17/20	750	769
Hydro-Quebec	1.375%	6/19/17	1,000	1,001
Hydro-Quebec	8.400%	1/15/22	1,235	1,635
Hydro-Quebec	8.050%	7/7/24	1,175	1,652
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	504
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,280
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	608
Inter-American Development Bank	1.125%	3/15/17	100	100
Inter-American Development Bank	1.000%	7/14/17	1,400	1,405
Inter-American Development Bank	2.375%	8/15/17	250	254
Inter-American Development Bank	0.875%	3/15/18	350	350
Inter-American Development Bank	1.750%	8/24/18	5,105	5,199
Inter-American Development Bank	1.125%	8/28/18	3,700	3,719
Inter-American Development Bank	1.000%	5/13/19	2,800	2,805
Inter-American Development Bank	3.875%	9/17/19	100	109
Inter-American Development Bank	1.250%	10/15/19	1,700	1,709

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,247
	Inter-American Development Bank	3.875%	2/14/20	500	549
	Inter-American Development Bank	1.875%	6/16/20	1,000	1,029
	Inter-American Development Bank	2.125%	11/9/20	350	363
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,579
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,873
	Inter-American Development Bank	7.000%	6/15/25	250	339
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,496
	Inter-American Development Bank	3.875%	10/28/41	800	985
	Inter-American Development Bank	4.375%	1/24/44	450	602
	International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,756
	International Bank for Reconstruction & Development	1.125%	7/18/17	950	954
	International Bank for Reconstruction & Development	1.000%	11/15/17	500	502
	International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,231
	International Bank for Reconstruction & Development	1.000%	6/15/18	3,500	3,508
	International Bank for Reconstruction & Development	0.875%	7/19/18	4,000	4,006
	International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,382
	International Bank for Reconstruction & Development	1.250%	7/26/19	4,500	4,554
	International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,538
	International Bank for Reconstruction & Development	1.375%	3/30/20	2,200	2,232
	International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,291
	International Bank for Reconstruction & Development	1.625%	3/9/21	600	610
	International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	4,036
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,776
	International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	2,056
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,793
	International Bank for Reconstruction & Development	2.500%	7/29/25	2,500	2,679
	International Finance Corp.	1.125%	11/23/16	2,150	2,154
	International Finance Corp.	1.000%	4/24/17	575	576
	International Finance Corp.	2.125%	11/17/17	950	965
	International Finance Corp.	0.625%	12/21/17	625	622
	International Finance Corp.	1.250%	7/16/18	2,200	2,213
	International Finance Corp.	1.750%	9/4/18	1,300	1,321
	International Finance Corp.	1.750%	9/16/19	1,100	1,126
	International Finance Corp.	1.625%	7/16/20	1,000	1,023
	International Finance Corp.	2.125%	4/7/26	2,000	2,079
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	650
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	934
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,032
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,021
9	Japan Bank for International Cooperation	1.750%	5/28/20	1,000	1,010
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	359
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	701
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,428
9	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	1,054
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	517
10	KFW	0.875%	9/5/17	2,000	2,004
10	KFW	0.875%	12/15/17	1,475	1,478
10	KFW	1.000%	1/26/18	2,300	2,308
10	KFW	4.375%	3/15/18	3,450	3,658
10	KFW	0.875%	4/19/18	5,100	5,109
10	KFW	1.000%	6/11/18	2,200	2,208
10	KFW	4.500%	7/16/18	350	376
10	KFW	1.125%	8/6/18	1,500	1,510
10	KFW	1.875%	4/1/19	3,925	4,032
10	KFW	4.875%	6/17/19	4,775	5,313
10	KFW	1.750%	10/15/19	1,300	1,330
10	KFW	4.000%	1/27/20	150	165
10	KFW	1.500%	4/20/20	3,550	3,606
10	KFW	2.750%	9/8/20	4,500	4,790
10	KFW	2.750%	10/1/20	3,200	3,404
10	KFW	1.500%	6/15/21	7,100	7,191
10	KFW	2.375%	8/25/21	2,710	2,851

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	KFW	2.625%	1/25/22	1,500	1,599
10	KFW	2.000%	10/4/22	1,575	1,624
10	KFW	2.125%	1/17/23	1,750	1,821
10	KFW	2.500%	11/20/24	3,800	4,032
10	KFW	2.000%	5/2/25	2,500	2,560
10	KFW	0.000%	4/18/36	500	299
	Korea Development Bank	4.000%	9/9/16	750	754
	Korea Development Bank	3.875%	5/4/17	1,000	1,023
	Korea Development Bank	4.625%	11/16/21	1,375	1,563
	Korea Development Bank	3.000%	9/14/22	1,400	1,476
	Korea Development Bank	3.750%	1/22/24	1,500	1,632
10	Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,016
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	999
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	609
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	355
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	425
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,526
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,014
	Nexen Energy ULC	7.875%	3/15/32	100	138
	Nexen Energy ULC	5.875%	3/10/35	410	482
	Nexen Energy ULC	6.400%	5/15/37	800	998
	Nexen Energy ULC	7.500%	7/30/39	625	867
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,701
	Nordic Investment Bank	1.125%	3/19/18	800	806
	Nordic Investment Bank	1.875%	6/14/19	850	872
	North American Development Bank	2.300%	10/10/18	325	332
	North American Development Bank	4.375%	2/11/20	650	710
	North American Development Bank	2.400%	10/26/22	350	358
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	310
11	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,277
11	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,197
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,396
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	2,014
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	818
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,036
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,000	1,080
5	Oriental Republic of Uruguay	4.375%	10/27/27	375	395
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,808
5	Oriental Republic of Uruguay	5.100%	6/18/50	2,050	2,043
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,338
8	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,317
	Petroleos Mexicanos	8.000%	5/3/19	1,950	2,181
	Petroleos Mexicanos	6.000%	3/5/20	450	485
	Petroleos Mexicanos	3.500%	7/23/20	500	497
	Petroleos Mexicanos	5.500%	1/21/21	1,830	1,933
8	Petroleos Mexicanos	6.375%	2/4/21	3,429	3,721
	Petroleos Mexicanos	6.375%	2/4/21	2,500	2,713
	Petroleos Mexicanos	4.875%	1/24/22	1,125	1,148
	Petroleos Mexicanos	3.500%	1/30/23	950	894
	Petroleos Mexicanos	4.875%	1/18/24	750	757
5	Petroleos Mexicanos	2.290%	2/15/24	160	164
	Petroleos Mexicanos	2.378%	4/15/25	180	186
	Petroleos Mexicanos	4.500%	1/23/26	375	362
8	Petroleos Mexicanos	6.875%	8/4/26	4,483	5,008
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,036
	Petroleos Mexicanos	6.625%	6/15/38	375	380
	Petroleos Mexicanos	6.500%	6/2/41	300	304
	Petroleos Mexicanos	5.500%	6/27/44	3,475	3,150
	Petroleos Mexicanos	6.375%	1/23/45	1,000	1,001
	Petroleos Mexicanos	5.625%	1/23/46	2,700	2,461
12	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	219
	Province of British Columbia	2.650%	9/22/21	500	532
	Province of British Columbia	2.000%	10/23/22	300	311
	Province of British Columbia	2.250%	6/2/26	1,200	1,236

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Manitoba	1.125%	6/1/18	850	855
	Province of Manitoba	2.100%	9/6/22	300	306
	Province of Manitoba	3.050%	5/14/24	1,600	1,731
	Province of Manitoba	2.125%	6/22/26	850	852
	Province of New Brunswick	2.750%	6/15/18	725	746
	Province of Ontario	1.100%	10/25/17	2,050	2,057
	Province of Ontario	3.150%	12/15/17	100	103
	Province of Ontario	1.200%	2/14/18	1,200	1,205
	Province of Ontario	3.000%	7/16/18	400	415
	Province of Ontario	2.000%	9/27/18	1,650	1,683
	Province of Ontario	1.625%	1/18/19	4,000	4,052
	Province of Ontario	2.000%	1/30/19	1,875	1,916
	Province of Ontario	1.250%	6/17/19	800	805
	Province of Ontario	1.650%	9/27/19	925	937
	Province of Ontario	4.000%	10/7/19	850	924
	Province of Ontario	4.400%	4/14/20	475	528
	Province of Ontario	2.450%	6/29/22	100	104
	Province of Ontario	3.200%	5/16/24	1,000	1,092
	Province of Ontario	2.500%	4/27/26	1,000	1,031
	Quebec	4.625%	5/14/18	2,100	2,241
	Quebec	3.500%	7/29/20	1,530	1,658
	Quebec	2.750%	8/25/21	1,375	1,454
	Quebec	2.625%	2/13/23	2,050	2,152
	Quebec	7.125%	2/9/24	400	532
	Quebec	2.875%	10/16/24	700	746
	Quebec	2.500%	4/20/26	500	514
	Quebec	7.500%	9/15/29	475	722
	Republic of Chile	2.250%	10/30/22	150	151
	Republic of Chile	3.125%	1/21/26	2,960	3,049
	Republic of Chile	3.625%	10/30/42	800	799
	Republic of Colombia	7.375%	3/18/19	825	941
	Republic of Colombia	4.375%	7/12/21	2,130	2,276
5	Republic of Colombia	2.625%	3/15/23	1,125	1,087
	Republic of Colombia	4.000%	2/26/24	3,250	3,392
	Republic of Colombia	8.125%	5/21/24	400	520
5	Republic of Colombia	4.500%	1/28/26	500	535
	Republic of Colombia	7.375%	9/18/37	1,000	1,296
	Republic of Colombia	6.125%	1/18/41	1,775	2,047
5	Republic of Colombia	5.625%	2/26/44	1,733	1,915
5	Republic of Colombia	5.000%	6/15/45	1,525	1,582
	Republic of Italy	5.375%	6/12/17	950	984
	Republic of Italy	6.875%	9/27/23	1,500	1,882
	Republic of Italy	5.375%	6/15/33	1,400	1,693
	Republic of Korea	7.125%	4/16/19	1,150	1,333
	Republic of Korea	3.875%	9/11/23	650	741
	Republic of Panama	5.200%	1/30/20	2,045	2,260
5	Republic of Panama	4.000%	9/22/24	600	644
5	Republic of Panama	3.750%	3/16/25	1,450	1,530
	Republic of Panama	7.125%	1/29/26	900	1,184
	Republic of Panama	9.375%	4/1/29	200	305
5	Republic of Panama	6.700%	1/26/36	2,284	3,029
5	Republic of Panama	4.300%	4/29/53	250	255
	Republic of Peru	7.125%	3/30/19	700	807
	Republic of Peru	7.350%	7/21/25	1,600	2,180
	Republic of Peru	4.125%	8/25/27	800	876
	Republic of Peru	8.750%	11/21/33	2,635	4,139
5	Republic of Peru	6.550%	3/14/37	600	806
	Republic of Peru	5.625%	11/18/50	1,275	1,585
	Republic of Poland	6.375%	7/15/19	3,340	3,784
	Republic of Poland	5.125%	4/21/21	2,725	3,058
	Republic of Poland	5.000%	3/23/22	1,415	1,589
	Republic of Poland	3.000%	3/17/23	2,000	2,032
	Republic of Poland	4.000%	1/22/24	1,225	1,316
	Republic of Poland	3.250%	4/6/26	150	153

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of South Africa	6.875%	5/27/19	575	640
Republic of South Africa	5.500%	3/9/20	1,985	2,129
Republic of South Africa	5.875%	5/30/22	100	111
Republic of South Africa	4.665%	1/17/24	3,300	3,397
Republic of South Africa	5.875%	9/16/25	300	332
Republic of South Africa	4.875%	4/14/26	200	206
Republic of South Africa	6.250%	3/8/41	700	804
Republic of the Philippines	8.375%	6/17/19	800	954
Republic of the Philippines	4.000%	1/15/21	3,475	3,806
Republic of the Philippines	4.200%	1/21/24	1,400	1,588
Republic of the Philippines	9.500%	10/21/24	550	833
Republic of the Philippines	10.625%	3/16/25	425	697
Republic of the Philippines	5.500%	3/30/26	1,500	1,899
Republic of the Philippines	9.500%	2/2/30	825	1,412
Republic of the Philippines	7.750%	1/14/31	775	1,200
Republic of the Philippines	6.375%	1/15/32	800	1,128
Republic of the Philippines	6.375%	10/23/34	1,675	2,429
Republic of the Philippines	5.000%	1/13/37	400	508
Republic of the Philippines	3.950%	1/20/40	300	345
Republic of the Philippines	3.700%	3/1/41	534	595
Republic of Turkey	7.500%	7/14/17	1,325	1,403
Republic of Turkey	6.750%	4/3/18	2,100	2,255
Republic of Turkey	7.000%	3/11/19	1,325	1,465
Republic of Turkey	7.000%	6/5/20	1,625	1,842
Republic of Turkey	5.625%	3/30/21	2,175	2,368
Republic of Turkey	5.125%	3/25/22	1,125	1,202
Republic of Turkey	3.250%	3/23/23	2,800	2,697
Republic of Turkey	5.750%	3/22/24	2,500	2,781
Republic of Turkey	7.375%	2/5/25	1,075	1,325
Republic of Turkey	4.250%	4/14/26	1,300	1,302
Republic of Turkey	4.875%	10/9/26	1,200	1,265
Republic of Turkey	11.875%	1/15/30	350	610
Republic of Turkey	8.000%	2/14/34	175	235
Republic of Turkey	6.875%	3/17/36	3,000	3,651
Republic of Turkey	6.750%	5/30/40	1,250	1,516
Republic of Turkey	6.000%	1/14/41	2,150	2,400
Republic of Turkey	4.875%	4/16/43	3,350	3,270
Republic of Turkey	6.625%	2/17/45	1,000	1,212
State of Israel	5.125%	3/26/19	300	330
State of Israel	4.000%	6/30/22	900	1,000
State of Israel	3.150%	6/30/23	1,100	1,170
State of Israel	2.875%	3/16/26	1,500	1,547
State of Israel	4.500%	1/30/43	900	1,013
Statoil ASA	3.125%	8/17/17	1,085	1,110
Statoil ASA	1.250%	11/9/17	600	602
Statoil ASA	1.200%	1/17/18	2,000	1,999
Statoil ASA	1.950%	11/8/18	200	203
Statoil ASA	5.250%	4/15/19	1,510	1,662
Statoil ASA	2.250%	11/8/19	1,000	1,024
Statoil ASA	2.900%	11/8/20	150	157
Statoil ASA	2.750%	11/10/21	1,100	1,143
Statoil ASA	3.150%	1/23/22	125	131
Statoil ASA	2.450%	1/17/23	400	404
Statoil ASA	2.650%	1/15/24	3,775	3,825
Statoil ASA	3.700%	3/1/24	500	541
Statoil ASA	3.250%	11/10/24	550	579
Statoil ASA	7.150%	1/15/29	250	346
Statoil ASA	5.100%	8/17/40	300	360
Statoil ASA	4.250%	11/23/41	325	346
Statoil ASA	3.950%	5/15/43	175	182
Statoil ASA	4.800%	11/8/43	600	696
Svensk Exportkredit AB	1.750%	5/30/17	125	126
Svensk Exportkredit AB	1.250%	4/12/19	1,000	1,006
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,584

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Svensk Exportkredit AB	1.875%	6/23/20	600	612
Svensk Exportkredit AB	1.750%	3/10/21	800	814
United Mexican States	5.950%	3/19/19	113	126
United Mexican States	3.500%	1/21/21	940	995
United Mexican States	3.625%	3/15/22	6,050	6,378
United Mexican States	4.000%	10/2/23	2,742	2,942
United Mexican States	3.600%	1/30/25	1,175	1,227
United Mexican States	6.750%	9/27/34	309	416
United Mexican States	6.050%	1/11/40	2,420	3,043
United Mexican States	4.750%	3/8/44	4,592	4,910
United Mexican States	5.550%	1/21/45	1,100	1,317
United Mexican States	4.600%	1/23/46	600	629
United Mexican States	5.750%	10/12/10	4,292	4,716

Total Sovereign Bonds (Cost $569,068)				590,202

Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	268
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	153
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	65
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,180
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	160	209
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	111
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	284
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	132
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	256
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,642
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	196
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	810	1,274
California GO	5.750%	3/1/17	150	155
California GO	6.200%	10/1/19	1,600	1,846
California GO	5.700%	11/1/21	1,000	1,195
California GO	7.500%	4/1/34	2,270	3,443
California GO	7.550%	4/1/39	2,005	3,173
California GO	7.300%	10/1/39	350	530
California GO	7.350%	11/1/39	1,325	2,015
California GO	7.625%	3/1/40	800	1,262
California GO	7.600%	11/1/40	350	566
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	135
Chicago IL GO	7.375%	1/1/33	550	579
Chicago IL GO	7.781%	1/1/35	100	109
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	435
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	57
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	604
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	246
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	957
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	98
Chicago IL Water Revenue	6.742%	11/1/40	575	747
Clark County NV Airport System Revenue	6.881%	7/1/42	75	86

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Clark County NV Airport System Revenue	6.820%	7/1/45	275	425
	Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	952
	Commonwealth Financing Authority Pennsylvania
	Revenue	6.218%	6/1/39	325	410
	Connecticut GO	5.090%	10/1/30	575	686
	Connecticut GO	5.850%	3/15/32	610	793
	Connecticut Special Tax Revenue (Transportation
	Infrastructure)	5.459%	11/1/30	150	185
	Cook County IL GO	6.229%	11/15/34	400	490
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	50	72
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	135
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	858
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	289
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	99
	Dallas TX Convention Center Hotel Development Corp.
	Hotel Revenue	7.088%	1/1/42	1,020	1,439
	Dallas TX Independent School District GO	6.450%	2/15/35	150	179
	Dartmouth College New Hampshire GO	4.750%	6/1/19	15	17
	Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	144
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	100
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
	District of Columbia Income Tax Revenue	5.582%	12/1/35	75	99
	District of Columbia Water & Sewer Authority Public
	Utility Revenue	4.814%	10/1/14	925	1,080
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	250	257
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.107%	7/1/18	425	432
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	1,400	1,464
	George Washington University District of Columbia GO	3.485%	9/15/22	500	537
	George Washington University District of Columbia GO	4.300%	9/15/44	400	438
	Georgia GO	4.503%	11/1/25	325	374
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	803
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	800	1,040
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	181
	Houston TX GO	6.290%	3/1/32	800	1,027
	Houston TX Utility System Revenue	3.828%	5/15/28	275	310
	Illinois GO	5.365%	3/1/17	375	384
	Illinois GO	5.877%	3/1/19	600	649
	Illinois GO	4.950%	6/1/23	1,450	1,537
	Illinois GO	5.100%	6/1/33	3,220	3,091
	Illinois GO	6.630%	2/1/35	480	513
	Illinois GO	6.725%	4/1/35	475	513
	Illinois GO	7.350%	7/1/35	1,500	1,679
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	404
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	100
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	663
13	Industry CA Sales Tax Revenue	5.125%	1/1/51	200	220
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	300	339
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	225	263
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	500	554
	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	14	15
	Los Angeles CA Community College District GO	6.600%	8/1/42	750	1,146
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	374
	Los Angeles CA Department of Airports International
	Airport Revenue	6.582%	5/15/39	300	418
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	132

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	435
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	115
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	618
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	777
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,403
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	144
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	165
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	283
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	77
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	136
	Massachusetts GO	4.200%	12/1/21	225	252
	Massachusetts GO	5.456%	12/1/39	845	1,147
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	500	658
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	68
	Massachusetts Water Pollution Abatement Trust
	Revenue	5.192%	8/1/40	435	539
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	139
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	160
	Metropolitan Washington DC Airports Authority Dulles
	Toll Road Revenue	7.462%	10/1/46	575	889
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	75	90
	Mississippi GO	5.245%	11/1/34	50	63
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	128
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,774
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	460	498
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,255
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	534
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	587
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,593
	New York City NY GO	6.246%	6/1/35	100	115
	New York City NY GO	5.968%	3/1/36	160	218
	New York City NY GO	5.985%	12/1/36	75	101
	New York City NY GO	5.517%	10/1/37	400	522
	New York City NY GO	6.271%	12/1/37	700	988
	New York City NY GO	5.846%	6/1/40	100	138
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	138
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	561
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	143
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	108
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	136

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,170
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	358
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	300	393
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	196
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	819
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,942
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	69
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	131
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	832
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	673
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	126
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	133
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	385
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	98
	New York University Hospitals Center GO	4.428%	7/1/42	200	219
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	494
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,072
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	222
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	109
	Ohio State University General Receipts Revenue	4.048%	12/1/56	200	222
	Ohio State University General Receipts Revenue	4.800%	6/1/11	665	744
	Ohio State University General Receipts Revenue	5.590%	12/1/14	200	246
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	121
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	75	109
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	225	308
	Oregon GO	5.762%	6/1/23	500	587
	Oregon GO	5.892%	6/1/27	375	497
15	Oregon School Boards Association GO	4.759%	6/30/28	500	586
13	Oregon School Boards Association GO	5.528%	6/30/28	125	154
	Pennsylvania GO	4.650%	2/15/26	250	278
	Pennsylvania GO	5.350%	5/1/30	400	447
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	110
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	493
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	101
	Philadelphia PA Industrial Development Authority City
	Service Agreement Revenue	3.964%	4/15/26	250	258
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	164
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,052
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,212
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	411
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	661
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,230
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	150	181
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	275	366
	Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,516

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Princeton University New Jersey GO	5.700%	3/1/39	300	426
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	219
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	416
Sacramento CA Public Financing Authority Lease
Revenue	5.637%	4/1/50	350	421
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	96
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	318
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	139
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	698
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	540
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	342
San Diego County CA Water Authority Revenue	6.138%	5/1/49	850	1,227
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	99
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	759
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	833
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	250	310
South Carolina Public Service Authority Revenue	6.454%	1/1/50	375	534
Texas GO	5.517%	4/1/39	660	919
Texas Transportation Commission Revenue	5.028%	4/1/26	100	122
Texas Transportation Commission Revenue	5.178%	4/1/30	275	353
Texas Transportation Commission Revenue	4.631%	4/1/33	300	373
Texas Transportation Commission Revenue	4.681%	4/1/40	100	126
Tufts University Massachusetts GO	5.017%	4/15/12	550	649
University of California Regents General Revenue	4.601%	5/15/31	500	587
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	216
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	181
University of California Revenue	1.796%	7/1/19	1,400	1,432
University of California Revenue	6.270%	5/15/31	500	561
University of California Revenue	5.770%	5/15/43	410	553
University of California Revenue	4.765%	5/15/44	150	162
University of California Revenue	5.946%	5/15/45	275	370
University of California Revenue	4.858%	5/15/12	330	368
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	97
University of Southern California GO	5.250%	10/1/11	200	269
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	100	135
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	75	85
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	150	195
University of Virginia Revenue	6.200%	9/1/39	450	670
Utah GO	4.554%	7/1/24	125	145
Utah GO	3.539%	7/1/25	50	56
Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	160	199
Washington GO	5.481%	8/1/39	50	67
Washington GO	5.140%	8/1/40	480	637
13 Wisconsin GO	5.700%	5/1/26	325	399
Total Taxable Municipal Bonds (Cost $94,482)				110,876

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (1.7%)[1]

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.381%	8/16/16	800	800
2,16	Federal Home Loan Bank Discount Notes	0.390%	9/7/16	2,600	2,598
2,16	Federal Home Loan Bank Discount Notes	0.446%	9/14/16	800	799
2,16	Federal Home Loan Bank Discount Notes	0.400%	9/16/16	500	500
2,16	Federal Home Loan Bank Discount Notes	0.531%	10/19/16	500	500
					5,197

				Shares
Money Market Fund (1.7%)
17,18	Vanguard Market Liquidity Fund	0.538%		486,384,264	486,384

Total Temporary Cash Investments (Cost $491,581)					491,581

Total Investments (101.3%) (Cost $20,177,008)					28,623,515
Other Assets and Liabilities—Net (-1.3%)[18]					(359,274)

Net Assets (100%)					28,264,241

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,616,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.9% and 1.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $109,485,000, representing
0.4% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Guaranteed by the Republic of the Philippines.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Securities with a value of $4,097,000 have been segregated as initial margin for open futures contracts.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18 Includes $33,183,000 of collateral received for securities on loan.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

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© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA022_082016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.